UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08764

PACE® Select Advisors Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Item 1. Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—16.85%
Federal Home Loan Bank
0.060%, due 05/21/15[1]	5,000,000	4,999,833
0.120%, due 05/15/15[1]	7,000,000	6,999,673
0.125%, due 06/02/15	3,000,000	2,999,895
0.160%, due 05/01/15[1]	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.*
0.170%, due 11/04/15[1]	1,000,000	999,117
Federal National Mortgage Association*
0.500%, due 07/02/15	2,000,000	2,001,024
US Treasury Bills
0.180%, due 02/04/16[1]	1,500,000	1,497,907
0.221%, due 02/04/16[1]	3,000,000	2,994,885
US Treasury Notes
0.250%, due 12/15/15	4,000,000	4,000,532

Total US government and agency obligations (cost—$31,492,866)		31,492,866

Certificates of deposit—16.59%
Banking-non-US—9.10%
Rabobank Nederland NV
0.295%, due 10/13/15	2,000,000	2,000,000
Credit Industriel et Commercial
0.130%, due 05/06/15	3,000,000	3,000,000
Mizuho Bank Ltd.
0.250%, due 06/01/15	4,000,000	4,000,000
0.260%, due 07/17/15	2,000,000	2,000,000
Natixis
0.248%, due 05/05/15[2]	2,000,000	2,000,000
Norinchukin Bank
0.150%, due 05/15/15	3,000,000	3,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	1,000,000	1,000,000

		17,000,000

Banking-US—7.49%
BMO Harris Bank N.A.
0.300%, due 07/23/15	2,000,000	2,000,000
0.310%, due 10/08/15	2,000,000	2,000,000
Citibank N.A.
0.250%, due 05/07/15	2,000,000	2,000,000
HSBC Bank USA N.A.
0.255%, due 06/10/15	2,000,000	2,000,000
0.280%, due 08/03/15	2,000,000	2,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	2,000,000	2,000,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-US—(concluded)
0.320%, due 10/28/15	2,000,000	2,000,000

		14,000,000

Total certificates of deposit (cost—$31,000,000)		31,000,000

Commercial paper[1]—50.03%
Asset backed-miscellaneous—23.01%
Albion Capital Corp.
0.180%, due 05/15/15	3,000,000	2,999,790
0.240%, due 05/21/15	2,000,000	1,999,733
Antalis US Funding Corp.
0.160%, due 05/11/15	3,000,000	2,999,867
Barton Capital Corp.
0.253%, due 05/18/15[2,3]	2,000,000	2,000,000
Fairway Finance Co. LLC
0.260%, due 08/17/15	2,000,000	1,998,440
Gotham Funding Corp.
0.150%, due 05/11/15	4,000,000	3,999,833
Liberty Street Funding LLC
0.160%, due 05/18/15	2,000,000	1,999,849
LMA Americas LLC
0.150%, due 05/21/15	2,000,000	1,999,833
0.160%, due 05/11/15	4,000,000	3,999,822
Manhattan Asset Funding Co. LLC
0.160%, due 05/18/15	2,000,000	1,999,849
Nieuw Amsterdam Receivables Corp.
0.130%, due 05/18/15	3,000,000	2,999,816
Old Line Funding LLC
0.250%, due 07/01/15	2,000,000	1,999,153
Regency Markets No. 1 LLC
0.150%, due 05/15/15	4,000,000	3,999,767
0.150%, due 05/20/15	2,000,000	1,999,842
Victory Receivables Corp.
0.160%, due 05/11/15	3,000,000	2,999,867
0.170%, due 05/11/15	3,000,000	2,999,858

		42,995,319

Automotive OEM—2.14%
PACCAR Financial Corp.
0.090%, due 06/01/15	4,000,000	3,999,690

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Banking-non-US—11.24%
ASB Finance Ltd.
0.272%, due 05/26/15[3]	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd.
0.270%, due 05/13/15[3]	2,000,000	2,000,000
Caisse Centrale Desjardins
0.150%, due 05/07/15	6,000,000	5,999,850
Mitsubishi UFJ Trust & Banking Corp.
0.150%, due 05/01/15	5,000,000	5,000,000
National Australia Bank Ltd.
0.415%, due 01/08/16	2,000,000	1,994,190
Natixis
0.060%, due 05/01/15	5,000,000	5,000,000

		20,994,040

Banking-US—4.81%
Bedford Row Funding Corp.
0.470%, due 01/04/16	2,000,000	1,993,525
Fortis Funding LLC
0.130%, due 05/20/15	6,000,000	5,999,588
PNC Bank N.A.
0.300%, due 07/06/15	1,000,000	999,450

		8,992,563

Diversified manufacturing—1.61%
Siemens Capital Co. LLC
0.090%, due 05/08/15	3,000,000	2,999,947

Finance-non-captive diversified—1.07%
General Electric Capital Corp.
0.350%, due 10/02/15	2,000,000	1,997,006

Insurance-life—2.94%
MetLife Short Term Funding LLC
0.150%, due 05/20/15	3,000,000	2,999,762
Prudential PLC
0.140%, due 05/18/15	2,500,000	2,499,835

		5,499,597

Pharmaceuticals—0.53%
Novartis Finance Corp.
0.130%, due 06/09/15	1,000,000	999,859

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Tobacco—2.68%
Philip Morris International Co.
0.090%, due 06/03/15	3,000,000	2,999,753
0.120%, due 05/05/15	2,000,000	1,999,973

		4,999,726

Total commercial paper (cost—$93,477,747)		93,477,747

Repurchase agreements—16.65%
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $21,383,445 US Treasury Bonds Strips, zero coupon due 02/15/16 to 02/15/44; (value—$15,300,000); proceeds: $15,000,042	15,000,000	15,000,000
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $7,270,228 Federal Home Loan Mortgage Corp. obligations, 1.570% to 5.250% due 04/18/16 to 01/08/20 and $8,727,000 Federal National Mortgage Association obligations, 2.375% due 04/11/16; (value—$16,320,001); proceeds: $16,000,040	16,000,000	16,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $102,338 US Treasury Note, 1.500% due 01/31/19; (value—$104,090); proceeds: $102,000	102,000	102,000

Total repurchase agreements (cost—$31,102,000)		31,102,000

Total investments (cost—$187,072,613 which approximates cost for federal income tax purposes)—100.12%		187,072,613
Liabilities in excess of other assets—(0.12)%		(225,258)

Net assets (applicable to 186,847,123 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		186,847,355

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	31,492,866	—	31,492,866
Certificates of deposit	—	31,000,000	—	31,000,000
Commercial paper	—	93,477,747	—	93,477,747
Repurchase agreements	—	31,102,000	—	31,102,000

Total	—	187,072,613	—	187,072,613

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2015 (unaudited)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	76.2
Japan	7.5
France	5.4
Canada	3.7
Australia	2.1
Germany	1.6
United Kingdom	1.4
Netherlands	1.1
New Zealand	0.5
Switzerland	0.5

Total	100.0

Weighted average maturity—43 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Rates shown are the discount rates at date of purchase.
2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Rate represents stated coupon rate.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
US government obligations—4.74%
US Treasury Notes
1.500%, due 01/31/22	4,700,000	4,613,713
1.750%, due 03/31/22	10,400,000	10,365,877
2.000%, due 02/15/25	10,950,000	10,905,521

Total US government obligations (cost—$25,985,314)		25,885,111

Government national mortgage association certificates—31.21%
GNMA
4.000%, due 12/15/41	2,236,496	2,448,693
4.500%, due 09/15/39	1,465,125	1,629,220
4.500%, due 11/15/39	327,096	361,027
4.500%, due 05/15/40	168,262	185,798
4.500%, due 06/15/40	721,050	797,591
5.000%, due 12/15/34	299,508	337,871
5.000%, due 04/15/38	236,955	265,218
5.000%, due 05/15/38	9,252	10,358
5.000%, due 08/15/39	624,160	699,894
5.000%, due 09/15/39	896,738	1,005,952
5.000%, due 10/15/39	9,471	10,622
5.000%, due 12/15/39	23,730	26,627
5.000%, due 02/15/40	392,991	440,846
5.000%, due 05/15/40	633,595	710,550
5.000%, due 09/15/40	13,304	14,916
5.000%, due 05/15/41	170,379	192,698
5.500%, due 08/15/35	55,544	63,158
5.500%, due 02/15/38	6,906	7,808
5.500%, due 04/15/38	598,041	675,711
5.500%, due 05/15/38	581,460	657,812
5.500%, due 06/15/38	320,258	362,075
5.500%, due 10/15/38	1,552,890	1,754,570
5.500%, due 11/15/38	84,450	95,418
5.500%, due 12/15/38	17,585	19,869
5.500%, due 03/15/39	279,571	317,024
5.500%, due 05/15/39	151,512	171,189
5.500%, due 09/15/39	751,381	848,966
5.500%, due 01/15/40	11,438	12,927
5.500%, due 03/15/40	1,027,442	1,160,998
5.500%, due 05/15/40	60,852	68,756
6.500%, due 02/15/29	1,246	1,437
6.500%, due 01/15/36	12,355	14,250
6.500%, due 03/15/36	1,064	1,227
6.500%, due 09/15/36	339,246	400,965
6.500%, due 02/15/37	18,018	21,066
6.500%, due 04/15/37	12,509	14,428
6.500%, due 01/15/38	12,125	13,985
6.500%, due 06/15/38	41,690	48,397
6.500%, due 07/15/38	43,977	54,383
6.500%, due 11/15/38	11,909	14,296
7.500%, due 08/15/21	3,229	3,383

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
8.000%, due 02/15/23	608	675
8.250%, due 04/15/19	104,447	112,593
10.500%, due 02/15/19	16,446	16,546
10.500%, due 06/15/19	20,734	20,860
10.500%, due 07/15/19	26,618	26,780
10.500%, due 07/15/20	2,238	2,252
10.500%, due 08/15/20	20,572	21,088
GNMA II
5.000%, due 12/20/33	474,021	532,873
5.000%, due 01/20/34	260,513	292,811
5.000%, due 02/20/38	367,149	402,702
5.000%, due 04/20/38	418,639	460,223
5.000%, due 08/20/41	55,648	62,520
5.000%, due 12/20/42	72,992	82,003
5.000%, due 08/20/43	7,529,496	8,250,524
9.000%, due 04/20/25	10,571	11,987
9.000%, due 12/20/26	3,579	3,808
9.000%, due 01/20/27	10,965	11,332
9.000%, due 09/20/30	1,183	1,192
9.000%, due 10/20/30	3,876	4,060
9.000%, due 11/20/30	5,253	5,359
GNMA II ARM
1.625%, due 07/20/17	1,672	1,699
1.625%, due 09/20/21	81,268	85,627
1.625%, due 06/20/22	72,327	75,025
1.625%, due 01/20/23	52,739	54,535
1.625%, due 03/20/23	26,226	27,109
1.625%, due 01/20/24	60,640	62,492
1.625%, due 04/20/24	111,416	115,013
1.625%, due 02/20/25	15,866	16,394
1.625%, due 08/20/25	21,110	21,909
1.625%, due 09/20/25	28,121	29,230
1.625%, due 03/20/26	15,100	15,717
1.625%, due 04/20/26	138,792	143,750
1.625%, due 06/20/26	61,889	64,228
1.625%, due 08/20/26	30,453	31,505
1.625%, due 01/20/27	127,321	131,682
1.625%, due 04/20/27	34,325	35,675
1.625%, due 07/20/27	11,492	11,932
1.625%, due 01/20/28	14,127	14,700
1.625%, due 02/20/28	9,795	10,139
1.625%, due 04/20/30	11,782	12,256
1.625%, due 05/20/30	128,689	133,725
1.625%, due 07/20/30	68,654	71,127
2.000%, due 01/20/25	7,415	7,656
2.000%, due 05/20/25	8,101	8,393
2.000%, due 09/20/26	4,870	5,057
2.000%, due 01/20/27	5,915	6,129
2.000%, due 02/20/27	11,711	12,136
2.000%, due 04/20/27	3,750	3,982
2.000%, due 08/20/27	31,984	34,104
2.000%, due 04/20/30	12,819	13,390
2.000%, due 05/20/30	400,972	418,868

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
2.000%, due 07/20/30	21,390	22,341
2.000%, due 08/20/30	112,398	117,408
2.500%, due 04/20/18	2,178	2,187
2.500%, due 11/20/21	17,588	18,016
2.500%, due 03/20/25	25,914	26,831
2.500%, due 07/20/30	43,193	45,881
2.500%, due 08/20/30	4,230	4,371
2.500%, due 10/20/30	14,667	15,049
3.000%, due 04/20/18	2,815	2,884
3.000%, due 05/20/25	57,290	60,754
3.000%, due 06/20/25	20,153	20,973
3.500%, due 03/20/25	11,348	11,466
4.000%, due 01/20/18	40,057	41,638
4.000%, due 05/20/18	2,967	2,999
4.000%, due 06/20/19	20,558	21,262
GNMA TBA
3.000%	5,000,000	5,136,719
3.500%	5,000,000	5,257,810
4.000%	3,000,000	3,234,516
4.500%	4,000,000	4,407,032
6.000%	1,000,000	1,137,500
GNMA II TBA
2.500%	1,000,000	989,269
3.000%	40,000,000	41,090,424
3.500%	35,000,000	36,829,306
4.000%	27,000,000	28,829,727
4.500%	14,000,000	15,170,862

Total government national mortgage association certificates (cost—$169,691,012)		170,436,576

Federal home loan mortgage corporation certificates*—29.50%
FHLMC
3.000%, due 04/01/43[1]	472,258	480,531
3.000%, due 05/01/43[1]	489,570	498,188
3.000%, due 12/01/44[1]	339,047	344,700
3.000%, due 03/01/45[1]	47,996,502	48,794,446
3.000%, due 04/01/45[1]	22,994,500	23,376,785
3.500%, due 09/01/32	888,581	945,952
4.000%, due 01/01/37	713,777	766,004
4.000%, due 07/01/43	353,697	385,271
4.000%, due 06/01/44	2,000,000	2,136,329
5.000%, due 11/01/27	10,223	11,368
5.000%, due 10/01/29	409,072	454,188
5.000%, due 09/01/33	376,121	423,055
5.000%, due 01/01/34	62,612	70,170
5.000%, due 06/01/34	22,695	25,381
5.000%, due 04/01/35	59,908	66,515
5.000%, due 05/01/35	261,037	291,832
5.000%, due 07/01/35	1,629,492	1,825,165
5.000%, due 08/01/35	75,212	83,926
5.000%, due 10/01/35	61,750	68,847

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(continued)
5.000%, due 12/01/35	7,076	7,878
5.000%, due 06/01/37	105,789	117,491
5.000%, due 06/01/39	127,578	141,698
5.000%, due 08/01/39	54,547	60,756
5.000%, due 03/01/40	15,491	17,354
5.000%, due 07/01/40	133,429	148,164
5.000%, due 08/01/40	117,210	130,640
5.000%, due 09/01/40	79,843	88,659
5.000%, due 11/01/40	522,460	585,158
5.000%, due 02/01/41	950,425	1,063,701
5.000%, due 03/01/41	60,459	67,645
5.000%, due 04/01/41	2,324,079	2,599,789
5.000%, due 05/01/41	456,744	511,310
5.000%, due 06/01/41	135,513	151,699
5.000%, due 07/01/41	87,394	97,850
5.500%, due 06/01/28	3,031	3,416
5.500%, due 02/01/32	3,895	4,418
5.500%, due 12/01/32	5,427	6,157
5.500%, due 02/01/33	142,735	160,919
5.500%, due 05/01/33	2,118	2,387
5.500%, due 06/01/33[1]	321,873	368,816
5.500%, due 12/01/33	117,446	133,373
5.500%, due 12/01/34	97,499	110,783
5.500%, due 06/01/35[1]	818,174	929,641
5.500%, due 06/01/35	895,249	1,016,073
5.500%, due 07/01/35	11,683	13,261
5.500%, due 10/01/35	405,006	459,791
5.500%, due 12/01/35	247,822	280,618
5.500%, due 06/01/36	960,288	1,089,959
5.500%, due 12/01/36	1,538,104	1,736,516
5.500%, due 03/01/37	200,335	227,705
5.500%, due 07/01/37	133,577	143,528
5.500%, due 10/01/37	10,273	11,590
5.500%, due 04/01/38	317,767	358,963
5.500%, due 05/01/38	44,013	49,633
5.500%, due 12/01/38	6,250	7,046
5.500%, due 01/01/39	137,266	154,962
5.500%, due 09/01/39	422,996	483,321
5.500%, due 02/01/40	20,622	23,242
5.500%, due 03/01/40	15,571	17,549
5.500%, due 05/01/40	277,881	313,442
5.500%, due 02/01/41	74,531	84,089
5.500%, due 03/01/41	293,798	331,725
6.000%, due 11/01/37	2,663,099	3,032,495
7.000%, due 08/01/25	414	473
9.000%, due 04/01/25	30,830	31,144
11.000%, due 09/01/15	35	35
11.000%, due 10/01/15	9	9
11.000%, due 12/01/15	215	216
11.000%, due 06/01/19	242	243
11.000%, due 09/01/20	229	232
11.500%, due 01/01/16	376	380
11.500%, due 01/01/18	1,172	1,177

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
11.500%, due 06/01/19	11,858	12,053
FHLMC ARM
2.256%, due 11/01/27	82,550	85,866
2.262%, due 01/01/28	16,698	17,318
2.324%, due 04/01/29	121,894	128,298
2.361%, due 07/01/24	157,446	159,493
2.364%, due 10/01/23	56,987	58,929
2.412%, due 11/01/29	338,208	356,147
2.421%, due 06/01/28	269,949	285,847
2.439%, due 07/01/28	113,956	119,111
2.495%, due 12/01/29	62,040	64,720
2.560%, due 10/01/27	212,374	226,293
2.563%, due 01/01/29	175,729	187,727
2.585%, due 10/01/27	203,157	216,518
2.594%, due 11/01/25	192,846	205,612
2.750%, due 01/01/30	30,730	30,931
FHLMC TBA
3.000%[1]	9,000,000	9,140,625
3.500%	11,000,000	11,495,763
4.000%	19,000,000	20,248,062
4.500%	15,000,000	16,308,750
5.000%	3,000,000	3,332,472

Total federal home loan mortgage corporation certificates (cost—$160,166,948)		161,108,307

Federal housing administration certificates—0.06%
FHA GMAC
7.400%, due 02/01/21[2]	91,755	89,795
FHA Reilly
6.896%, due 07/01/20	255,105	255,105

Total federal housing administration certificates (cost—$347,187)		344,900

Federal national mortgage association certificates*—46.81%
FNMA
2.000%, due 05/01/28	297,688	298,343
2.000%, due 08/01/28	413,774	414,682
2.000%, due 10/01/28	1,992,138	1,996,506
2.354%, due 03/01/23	2,756,260	2,774,135
2.500%, due 06/01/28	421,647	433,063
2.500%, due 07/01/28	3,303,491	3,393,177
2.500%, due 08/01/28	131,222	134,783
2.564%, due 02/01/23	1,640,843	1,673,662
3.000%, due 10/01/42	906,087	924,912
3.000%, due 01/01/43	3,520,266	3,592,872
3.000%, due 04/01/43	1,331,161	1,357,857
3.000%, due 05/01/43	1,403,543	1,431,597
3.000%, due 06/01/43	197,122	201,028
3.000%, due 09/01/43	1,563,945	1,595,567

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
3.000%, due 02/01/45	669,143	681,674
3.330%, due 07/01/22	3,886,000	4,160,303
3.500%, due 11/01/25	1,023,951	1,096,274
3.500%, due 03/01/42	803,147	846,699
3.500%, due 12/01/42	3,146,200	3,316,680
3.500%, due 03/01/43	1,712,139	1,804,969
3.500%, due 05/01/43	6,273,602	6,654,559
3.600%, due 08/01/23	817,000	886,486
3.765%, due 12/01/25	3,000,000	3,287,741
4.000%, due 03/01/19	38,192	40,307
4.000%, due 06/01/19	47,609	50,249
4.000%, due 07/01/25	44,763	47,766
4.000%, due 08/01/25	102,329	109,951
4.000%, due 09/01/25	103,518	111,249
4.000%, due 10/01/25	34,614	37,150
4.000%, due 11/01/25	307,059	330,562
4.000%, due 01/01/26	508,587	542,650
4.000%, due 02/01/26	2,184,727	2,342,764
4.000%, due 03/01/26	1,814,227	1,952,686
4.000%, due 04/01/26	4,065,136	4,382,303
4.000%, due 05/01/39	243,215	263,666
4.000%, due 09/01/39	564,609	615,277
4.000%, due 12/01/41	1,692,761	1,845,609
4.000%, due 07/01/42	2,773,416	3,032,661
4.000%, due 09/01/42	10,285,673	11,215,403
4.000%, due 10/01/42	7,552,183	8,234,845
4.500%, due 11/01/17	20,118	21,048
4.500%, due 02/01/18	510,492	534,093
4.500%, due 04/01/18	2,956,279	3,092,953
4.500%, due 05/01/18	79,240	82,904
4.500%, due 06/01/18	107,825	112,809
4.500%, due 05/01/19	8,138	8,526
4.500%, due 09/01/19	155,469	163,467
4.500%, due 08/01/20	75,857	79,445
4.500%, due 05/01/21	408,982	427,890
4.500%, due 03/01/23	14,999	16,053
4.500%, due 08/01/41	1,573,283	1,760,273
5.000%, due 07/01/15	35,691	37,493
5.000%, due 05/01/17	192,004	201,695
5.000%, due 12/01/17	395,084	415,025
5.000%, due 03/01/23	8,023	8,708
5.000%, due 05/01/23	186,193	202,344
5.000%, due 09/01/23	698,656	777,200
5.000%, due 07/01/24	1,008,497	1,121,874
5.000%, due 03/01/25	43,859	48,790
5.000%, due 10/01/34	48,109	53,518
5.000%, due 08/01/41	52,035	57,963
5.000%, due 09/01/43	504,047	560,713
5.500%, due 07/01/27	258,675	292,452
5.500%, due 02/01/32	12,805	14,479
5.500%, due 11/01/32	168,996	192,280
5.500%, due 03/01/33	151,756	171,447
5.500%, due 12/01/33	1,812	2,048

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 04/01/34	106,875	121,961
5.500%, due 01/01/35	137,255	155,177
5.500%, due 04/01/36	93,519	105,739
5.500%, due 05/01/37	490,278	561,361
5.500%, due 07/01/37	254,510	291,395
5.500%, due 06/01/39	2,368,066	2,710,576
5.500%, due 11/01/39	894,655	1,023,477
6.000%, due 11/01/21	98,991	106,598
6.000%, due 01/01/23	252,038	271,424
6.000%, due 03/01/23	432,583	475,838
6.000%, due 11/01/26	51,504	58,776
6.000%, due 02/01/32	85,692	97,841
6.000%, due 09/01/32	11,273	12,962
6.000%, due 10/01/32	16,968	19,375
6.000%, due 12/01/32	28,769	33,108
6.000%, due 01/01/33	152,163	173,894
6.000%, due 02/01/33	38,734	44,531
6.000%, due 09/01/34	276,281	318,179
6.000%, due 04/01/35	1,100	1,256
6.000%, due 05/01/35	156,070	178,343
6.000%, due 06/01/35	36,510	41,980
6.000%, due 07/01/35	93,291	106,955
6.000%, due 08/01/35	111,914	127,789
6.000%, due 09/01/35	2,748	3,157
6.000%, due 01/01/36	83,898	96,902
6.000%, due 06/01/36	3,636	4,162
6.000%, due 09/01/36	90,285	103,033
6.000%, due 10/01/36	27,762	31,751
6.000%, due 12/01/36	349,791	403,314
6.000%, due 01/01/37	25,906	29,774
6.000%, due 03/01/37	35,100	40,533
6.000%, due 12/01/37	136,769	156,118
6.000%, due 01/01/38	868,140	991,591
6.000%, due 08/01/38	2,284	2,607
6.000%, due 11/01/38	923,829	1,063,449
6.000%, due 05/01/39	111,085	128,122
6.000%, due 11/01/40	1,262,729	1,457,848
6.500%, due 07/01/19	14,969	17,247
6.500%, due 10/01/36	575,682	663,303
6.500%, due 02/01/37	8,720	10,536
6.500%, due 07/01/37	71,804	82,733
6.500%, due 08/01/37	169,963	195,832
6.500%, due 09/01/37	180,391	207,847
6.500%, due 12/01/37	272,853	314,382
6.500%, due 08/01/38	3,389	3,905
6.500%, due 05/01/40	2,760,213	3,180,328
7.500%, due 11/01/26	20,804	21,301
8.000%, due 11/01/26	15,388	16,120
9.000%, due 02/01/26	17,668	20,150
10.500%, due 08/01/20	158	160
10.500%, due 04/01/22	10	10
FNMA ARM
1.328%, due 03/01/44	358,688	368,224

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
1.645%, due 07/01/30	21,733	22,041
1.680%, due 10/01/26	214,969	217,867
2.205%, due 02/01/26	38,097	38,257
2.220%, due 09/01/26	22,514	22,596
2.360%, due 05/01/30	44,115	46,044
2.377%, due 02/01/30	5,768	5,792
2.438%, due 03/01/25	103,234	108,347
2.623%, due 12/01/27	23,134	24,070
FNMA TBA
2.500%	15,000,000	15,377,634
3.000%[1]	49,500,000	51,070,345
3.500%	29,900,000	31,352,733
4.000%	21,500,000	22,952,901
4.500%	16,500,000	17,937,927
5.000%	6,000,000	6,682,640
5.500%	3,000,000	3,393,480
6.000%	1,000,000	1,142,804

Total federal national mortgage association certificates (cost—$252,169,704)		255,618,609

Collateralized mortgage obligations—14.11%
Alternative Loan Trust,
Series 2003-16T1, Class A2
0.651%, due 09/25/33[3]	99,837	98,330
Series 2004-J7, Class 2A1
0.954%, due 09/25/34[3]	128,056	125,543
ARM Trust, Series 2005-8, Class 3A21
2.653%, due 11/25/35[3]	1,518,335	1,292,036
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A
1.402%, due 01/15/28[3,4]	500,000	500,000
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
2.740%, due 03/26/37[3,4]	324,797	258,166
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
2.628%, due 06/26/35[3,4]	453,235	455,513
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 8A5
0.374%, due 07/26/36[3,4]	443,650	420,243
Series 2011-R11, Class 22A1
1.582%, due 10/26/35[3,4]	277,146	277,048
BCAP LLC 2011-RR6-I Trust, Series 2011-RR6, Class 11A1
0.423%, due 07/26/35[3,4]	144,932	143,201
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
7.572%, due 10/26/37[3,4]	485,956	456,159

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
0.961%, due 11/26/46[3,4]	380,571	365,255
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
0.334%, due 03/26/37[3,4]	133,525	130,427
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2
2.594%, due 02/25/33[3]	15,102	14,074
Series 2004-002, Class 12A2
2.695%, due 05/25/34[3]	85,188	83,211
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[5]	1,305,768	1,361,083
Series 2004-AC3, Class A2
6.000%, due 06/25/34[5]	1,558,085	1,593,448
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.461%, due 01/25/35[3,4]	157,916	141,954
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
2.704%, due 05/19/33[3]	7,679	7,555
CSMC Trust,
Series 2013-5R, Class 1A1
0.398%, due 02/27/36[3,4]	720,253	680,851
Series 2013-MH1, Class A
4.792%, due 05/27/53[2,3,6]	1,081,481	1,106,172
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	32,275	36,420
Series 0159, Class H
4.500%, due 09/15/21	7,654	8,034
Series 1003, Class H
0.932%, due 10/15/20[3]	13,908	14,080
Series 1349, Class PS
7.500%, due 08/15/22	1,720	1,946
Series 1502, Class PX
7.000%, due 04/15/23	225,975	249,456
Series 1534, Class Z
5.000%, due 06/15/23	98,662	106,049
Series 1573, Class PZ
7.000%, due 09/15/23	33,907	37,851
Series 1658, Class GZ
7.000%, due 01/15/24	16,490	18,615
Series 1694, Class Z
6.500%, due 03/15/24	138,405	154,387
Series 1775, Class Z
8.500%, due 03/15/25	4,070	4,727
Series 2400, Class FQ
0.682%, due 01/15/32[3]	276,540	280,082

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2411, Class FJ
0.532%, due 12/15/29[3]	30,484	30,623
Series 2614, Class WO
0.000%, due 05/15/33[4,7]	2,216,640	2,077,701
Series 3096, Class FL
0.582%, due 01/15/36[3]	282,077	283,699
Series 3114, Class PF
0.582%, due 02/15/36[3]	1,384,707	1,394,822
Series 3153, Class UF
0.612%, due 05/15/36[3]	296,847	298,762
Series 3339, Class LI
6.299%, due 07/15/37[3,4,8]	1,851,596	295,702
Series 3442, Class MT
0.182%, due 07/15/34[3,4]	180,100	177,217
Series 3667, Class FW
0.732%, due 02/15/38[3]	274,784	277,910
Series 3671, Class FQ
1.032%, due 12/15/36[3]	2,694,474	2,750,607
Series 3864, Class NT
5.500%, due 03/15/39[3,4]	1,481,496	1,644,013
Series 4037, Class PI
3.000%, due 04/15/27[4,8]	6,226,379	613,540
Series 4136, Class EZ
3.000%, due 11/15/42	1,664,009	1,616,223
Series 4182, Class YI
2.500%, due 03/15/28[4,8]	8,717,259	829,835
Series 4255, Class SN
11.789%, due 05/15/35[3,4]	778,501	841,461
Series 4263, Class SD
11.783%, due 11/15/43[3,4]	1,080,327	1,294,560
Series 4265, Class ES
13.186%, due 11/15/43[3,4]	2,579,848	2,747,585
Series 4326, Class SB
11.655%, due 04/15/44[3,4]	672,640	715,578
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	10,550	10,740
Trust 1988-007, Class Z
9.250%, due 04/25/18	55,468	59,596
Trust 1992-129, Class L
6.000%, due 07/25/22	4,406	4,777
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	14,401	16,110
Trust 1993-037, Class PX
7.000%, due 03/25/23	176,359	196,634
Trust 1993-250, Class Z
7.000%, due 12/25/23	1,066	1,073
Trust 1997-022, Class F
0.620%, due 03/25/27[3]	180,842	177,764
Trust 2002-060, Class F1
0.581%, due 06/25/32[3]	127,296	127,285
Trust 2006-112, Class LF
0.731%, due 11/25/36[3]	3,776,205	3,819,672

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2007-067, Class FB
0.501%, due 07/25/37[3]	1,100,597	1,104,322
Trust 2009-033, Class FB
1.001%, due 03/25/37[3]	1,783,038	1,817,980
Trust 2010-035, Class EF
0.731%, due 04/25/40[3]	477,601	483,072
Trust 2010-141, Class FA
0.681%, due 12/25/40[3]	1,008,802	1,017,250
Trust 2012-090, Class FB
0.621%, due 08/25/42[3]	502,016	504,218
Trust 2012-111, Class HS
3.516%, due 10/25/42[3,4]	263,019	223,661
Trust 2012-128, Class FK
0.531%, due 11/25/42[3]	789,946	799,741
Trust 2013-010, Class US
7.558%, due 02/25/43[3,4]	413,212	420,381
Trust 2013-028, Class YS
5.969%, due 07/25/42[3,4,8]	1,816,227	361,575
Trust 2013-030, Class GI
3.000%, due 01/25/43[4,8]	5,488,552	813,770
Trust 2013-030, Class JI
3.000%, due 04/25/43[4,8]	1,879,859	244,645
Trust 2013-034, Class PS
5.969%, due 08/25/42[3,4,8]	1,438,484	298,939
Trust 2013-044, Class ZG
3.500%, due 03/25/42	1,323,776	1,291,762
Trust 2013-045, Class IK
3.000%, due 02/25/43[4,8]	3,417,844	522,716
Trust 2013-116, Class IY
3.000%, due 09/25/43[4,8]	1,079,920	145,675
Trust G92-040, Class ZC
7.000%, due 07/25/22	18,316	20,117
Trust G94-006, Class PJ
8.000%, due 05/17/24	25,066	28,864
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A
2.991%, due 06/25/34[3]	46,061	46,733
GNMA REMIC,
Trust 2000-009, Class FH
0.683%, due 02/16/30[3]	20,317	20,444
Trust 2000-035, Class F
0.733%, due 12/16/25[3]	145,845	147,734
Trust 2007-018, Class CO
0.010%, due 03/20/35[4,7]	30,135	23,473
Trust 2010-H01, Class FA
0.996%, due 01/20/60[3]	4,687,424	4,728,889
Trust 2013-H19, Class DF
0.823%, due 05/20/63[3]	1,838,706	1,850,912
Trust 2013-H20, Class FB
1.173%, due 08/20/63[3]	2,895,949	2,964,734
Trust 2013-H23, Class TA
0.893%, due 09/20/63[3]	1,092,381	1,103,852

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
GS Mortgage Securities Trust, Series 2015-GC28, Class AAB
3.206%, due 02/10/48	1,200,000	1,244,890
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
0.511%, due 12/25/34[3]	12,620	11,343
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.501%, due 02/25/35[3]	799,136	738,568
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.676%, due 06/27/37[3,4]	2,412,121	1,971,915
JPMorgan Resecuritization Trust, Series 2009-7, Class 1A1
2.564%, due 08/27/37[3,4]	231,498	234,076
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.110%, due 07/15/44[3]	2,491,090	2,679,483
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2
2.164%, due 12/25/34[3]	518,075	524,285
Series 2004-A, Class A1
0.641%, due 04/25/29[3]	123,912	118,841
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
0.501%, due 01/25/35[3]	107,222	99,967
Series 2005-6AR, Class 1A1
0.461%, due 11/25/35[3]	211,503	203,870
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B
0.487%, due 02/26/37[3,4]	410,531	268,349
Series 2013-R10, Class 3A
0.484%, due 01/26/51[3,4]	662,991	628,922
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.730%, due 10/25/41[2,3,4]	1,301,093	1,066,897
Series 2007-FF3, Class A
0.740%, due 05/25/42[3,4]	4,693,271	4,059,680
Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-2, Class AII2
0.491%, due 04/25/35[3]	167,286	164,396
RALI, Series 2005-QA1 Trust, Series 2005-FQA1, Class A1
0.481%, due 01/25/35[3]	244,457	233,145
RBSSP Resecuritization Trust Certificate,
Series 2009-3, Class 12A1
0.671%, due 02/26/36[3,4]	43,570	43,003

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2009-6, Class 18A1
0.676%, due 12/26/36[3,4]	1,760,457	1,711,518
Sequoia Mortgage Trust, Series 5, Class A
0.881%, due 10/19/26[3]	211,356	207,328
Structured ARM Loan, Series 2007-4, Class 1A2
0.401%, due 05/25/37[3]	369,338	304,121
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.391%, due 04/25/36[3]	1,220,743	885,548
Series 2007-AR5, Class A2
0.731%, due 09/25/47[3]	5,944,529	2,937,293
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.220%, due 04/25/45[3]	199,059	200,031
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
5.524%, due 03/23/45[3,4]	568,156	578,822
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.405%, due 09/25/33[3]	1,749,410	1,766,881
Series 2003-AR9, Class 2A
2.441%, due 09/25/33[3]	441,322	437,893

Total collateralized mortgage obligations (cost—$76,562,042)		77,031,929

Asset-backed securities—6.26%
ALM V Ltd., Series 2012-5A, Class A1R
1.488%, due 02/13/23[3,4]	1,200,000	1,199,065
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.156%, due 10/25/34[3]	1,275,000	1,263,197
Series 2005-R1, Class M4 1.291%, due 03/25/35[3]	200,000	158,054
Series 2005-R11, Class M1 0.631%, due 01/25/36[3]	400,000	363,825
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1.181%, due 10/25/34[3]	342,052	336,336
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1 1.374%, due 08/25/34[3]	7,485,131	6,744,223
Series 2006-2, Class M1 0.601%, due 07/25/36[3]	200,000	197,090
Chase Funding Trust,
Series 2002-3, Class 2A1 0.821%, due 08/25/32[3]	194,746	177,916
Series 2002-4, Class 2A1 0.921%, due 10/25/32[3]	12,001	11,116
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4 0.681%, due 07/25/34[3]	80,086	73,810
Series 2004-4, Class M1 0.901%, due 07/25/34[3]	288,747	271,743
Series 2004-6, Class M1 1.081%, due 10/25/34[3]	966,749	935,574
Series 2005-8, Class M1 0.651%, due 12/25/35[3]	1,576,379	1,572,955
Series 2005-13, Class 3AV3 0.424%, due 04/25/36[3]	296,430	293,565

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.445%, due 01/15/22[3,4]	495,123	495,148
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.931%, due 08/25/40[3,4]	167,842	165,581
FBR Securitization Trust, Series 2005-5, Class AV24
0.914%, due 11/25/35[3]	223,117	221,307
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
0.631%, due 06/25/36[3]	226,299	217,392
Fremont Home Loan Trust, Series 2004-A, Class M1
1.006%, due 01/25/34[3]	759,492	690,707
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[3]	23,358	24,065
GSAA Home Equity Trust, Series 2005-4, Class A5
0.401%, due 03/25/35[3]	975,894	958,848
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.225%, due 10/25/35[5]	148,141	141,288
Series 2006-FRE1, Class A1 0.411%, due 05/25/35[3]	517,656	502,601
Series 2006-FRE1, Class A3 0.371%, due 05/25/35[3]	477,046	468,237
Series 2006-FRE2, Class A1 0.361%, due 02/25/36[3]	484,793	462,424
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 0.334%, due 05/25/36[3]	522,836	504,174
Series 2006-ACC1, Class M1 0.444%, due 05/25/36[3]	300,000	248,441
Series 2006-CH1, Class A5 0.404%, due 07/25/36[3]	225,000	214,773
Series 2007-CH2, Class AV1 0.341%, due 01/25/37[3]	947,681	921,667
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
0.491%, due 08/25/36[3]	300,000	270,090
Park Place Securities, Inc., Asset-Backed Pass Through Certificates, Series 2005-WHQ3, Class M4
0.811%, due 06/25/35[3]	200,000	172,541
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
0.711%, due 12/25/35[3]	1,500,000	1,416,456
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
0.601%, due 12/25/35[3]	400,000	338,662
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.054%, due 08/25/33[3]	230,740	216,945
Saturn CLO Ltd., Series 2007-1A, Class A1
0.483%, due 05/13/22[3,4]	998,698	988,361

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Securitized Asset-Backed Receivables LLC Trust, Series 2005-FR5, Class A1B
0.461%, due 08/25/35[3]	287,578	284,796
SLM Student Loan Trust,
Series 2008-9, Class A 1.777%, due 04/25/23[3]	3,875,148	3,977,270
Series 2010-A, Class 2A 3.432%, due 05/16/44[3,4]	1,152,251	1,218,494
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.861%, due 01/25/34[3]	63,563	54,923
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.504%, due 04/17/21[3,4]	396,973	389,087
Symphony CLO Ltd., Series 2012-10AR, Class AR
1.544%, due 07/23/23[3,4]	5,000,000	4,999,990

Total asset-backed securities (cost—$34,031,134)		34,162,737

Stripped mortgage-backed securities—1.37%
FHLMC Multifamily Structured Pass-Through Certificates,*
Series K005, Class AX 1.558%, due 11/25/19[3,4,8]	23,755,726	1,307,444
Series K006, Class AX1 1.184%, due 01/25/20[3,4,8]	13,526,103	544,764
Series K014, Class X1 1.413%, due 04/25/21[3,4,8]	7,919,194	492,233
Series K027, Class X1 0.957%, due 01/25/23[3,4,8]	7,034,873	358,476
Series K712, Class X1 1.503%, due 11/25/19[3,4,8]	4,600,612	235,193
Series KAIV, Class X1 1.355%, due 06/25/21[3,4,8]	4,768,419	298,961
FHLMC REMIC,*
Series 0013, Class B 7.000%, due 06/25/23[4,8]	72,515	14,474
Series 2136, Class GD 7.000%, due 03/15/29[4,8]	5,636	840
Series 2178, Class PI 7.500%, due 08/15/29[4,8]	30,455	4,745
FNMA Aces, Trust 2013-M5, Class X2*
2.481%, due 01/25/22[3,4,8]	2,156,797	229,414
GNMA REMIC, Trust 2011-92, Class IX
0.919%, due 11/16/44[3,4,8]	21,420,683	1,207,548
KGS Alpha SBA, Series 2012
1.081%, due 04/25/38[2,3,6,8]	62,565,110	2,802,316

Total stripped mortgage-backed securities (cost—$7,165,254)		7,496,408

Short-term US government and agency obligations[9]—2.29%
Federal Home Loan Bank Discount Notes
0.061%, due 05/13/15	2,500,000	2,499,949
0.080%, due 07/29/15	2,700,000	2,699,466

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)		Value ($)
Short-term US government and agency obligations[9]—(concluded)
US Treasury Bill
0.013%, due 07/09/15		7,300,000	7,299,825

Total short-term US government and agency obligations (cost—$12,499,240)			12,499,240

Repurchase agreements—21.73%
Repurchase agreement dated 04/30/15 with BNP Paribas Securities Corp. 0.230% due 05/01/15, collateralized by $65,700,000 Federal Home Loan Mortgage Corp. obligations, 4.500% due 09/01/44; (value—$68,329,532); proceeds: $65,700,420		65,700,000	65,700,000
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.240% due 05/01/15, collateralized by $60,600,000 Federal Home Loan Mortgage Corp. obligations, 3.500% due 09/01/42; (value—$54,833,609); proceeds: $52,800,352		52,800,000	52,800,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $152,138 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$151,982); proceeds: $149,000		149,000	149,000

Total repurchase agreements (cost—$118,649,000)			118,649,000

	Notional amount
Options purchased—0.03%
Put swaptions purchased[6]—0.03%
3 Month USD LIBOR 1 Year Swap, strike @ 1.050%, expires 06/10/2015 (Counterparty: CITI; receive fixed rate); underlying swap terminates 06/12/2016	USD	26,000,000	0
3 Month USD LIBOR 1 Year Swap, strike @ 1.050%, expires 06/10/2015 (Counterparty: GSB; receive fixed rate); underlying swap terminates 06/12/2016	USD	33,000,000	0
3 Month USD LIBOR 10 Year Swap, strike @ 2.220%, expires 07/07/2015 (Counterparty: CSI; receive fixed rate); underlying swap terminates 07/09/2025	USD	10,000,000	104,170
3 Month USD LIBOR 10 Year Swap, strike @ 2.350%, expires 05/05/15 (Counterparty: CSI; receive fixed rate); underlying swap terminates 05/07/25	USD	15,400,000	169
3 Month USD LIBOR 10 Year Swap, strike @2.400%, expires 06/26/15 (Counterparty: BOA; receive fixed rate); underlying swap terminates 06/30/25	USD	16,000,000	61,744

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Notional amount		Value ($)
Options purchased—(concluded)
Put swaptions purchased[6]—(concluded)
3 Month USD LIBOR 10 Year Swap, strike @2.500%, expires 05/05/15 (Counterparty: BOA; receive fixed rate); underlying swap terminates 05/07/25	USD	24,100,000	0

Total put swaptions purchased			166,083

Total options purchased (cost—$664,495)			166,083

Total investments before investments sold short (cost—$857,931,330)—158.11%			863,398,900

	Face amount ($)
Investments sold short*—(30.71)%
FHLMC TBA
3.000%		(135,000,000)	(137,109,375)
5.500%		(2,000,000)	(2,257,017)
FNMA TBA
3.000%		(21,000,000)	(21,907,906)
4.000%		(6,000,000)	(6,400,096)

Total investments sold short (proceeds—$168,178,203)			(167,674,394)
Liabilities in excess of other assets—(27.40)%			(149,644,963)

Net assets—100.00%			546,079,543

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,599,437
Gross unrealized depreciation	(4,131,867)

Net unrealized appreciation	$5,467,570

Written options

Notional amount ($) / number of contracts	Call options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
10,000,000	FNMA TBA, 3.500%, strike @ 105.07*	06/04/15	18,750	(18,750)	—
8,000,000	FNMA TBA, 3.500%, strike @ 105.33*	05/06/15	13,125	(790)	12,335
37	US Treasury Note 10 Year Futures, strike @ 130	05/22/15	21,911	(4,047)	17,864

			53,786	(23,587)	30,199

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Written options—(concluded)

Notional amount ($)	Put options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation($)
5,000,000	FNMA TBA, 3.500%, strike @ 103.95*	06/04/15	10,156	(10,156)	—

			63,942	(33,743)	30,199

Written option activity for the nine months ended April 30, 2015 was as follows:

	Notional amount ($)	Premiums received ($)
Options outstanding at July 31, 2014	42,000,000	111,641
Options written	309,000,000	614,922
Options exercised	(133,000,000)	(298,516)
Options expired prior to exercise	(195,000,000)	(386,016)

Options outstanding at April 30, 2015	23,000,000	42,031

	Number of contracts	Premiums received ($)
Options outstanding at July 31, 2014	—	—
Options written	111	40,592
Options exercised	(37)	(9,042)
Options expired prior to exercise	(37)	(9,639)

Options outstanding at April 30, 2015	37	21,911

Written swaptions6

Notional amount (000)	Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD 15,400	3 Month USD LIBOR Interest Rate Swap strike @ 1.905%, terminating 05/07/15	CSI	Receive	05/05/15	116,302	(200)	116,102
USD 32,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.200%, terminating 02/03/16	JPMCB	Receive	02/01/16	972,800	(676,800)	296,000

					1,089,102	(677,000)	412,102

	Put swaptions written
USD 32,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.200%, terminating 02/03/16	JPMCB	Pay	02/01/16	972,800	(1,029,664)	(56,864)

					2,061,902	(1,706,664)	355,238

Written swaptions activity for the nine months ended April 30, 2015 was as follows:

Premiums received ($)
Swaptions outstanding at July 31, 2014	—
Swaptions written	2,358,188
Swaptions terminated in closing purchase transactions	(236,286)
Swaptions expired prior to exercise	(60,000)

Swaptions outstanding at April 30, 2015	2,061,902

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Total return swap agreements6

Counterparty	Notional amount ($)	Termination date	Payments made by the Portfolio[11]	Payments received by the Portfolio (%)[10,11]	Upfront payments received ($)	Value ($)	Unrealized appreciation ($)
CSI	1,903,545	01/12/43	1 Month USD LIBOR	3.000	9,608	19,340	28,948
GS	2,069,070	01/12/43	1 Month USD LIBOR	3.000	9,411	21,022	30,433

Total return swap agreements					19,019	40,362	59,381

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	25,885,111	—	25,885,111
Government national mortgage association certificates	—	170,436,576	—	170,436,576
Federal home loan mortgage corporation certificates	—	161,108,307	—	161,108,307
Federal housing administration certificates	—	—	344,900	344,900
Federal national mortgage association certificates	—	255,618,609	—	255,618,609
Collateralized mortgage obligations	—	74,858,860	2,173,069	77,031,929
Asset-backed securities	—	34,162,737	—	34,162,737
Stripped mortgage-backed securities	—	4,694,092	2,802,316	7,496,408
Short-term US government and agency obligations	—	12,499,240	—	12,499,240
Repurchase agreements	—	118,649,000	—	118,649,000
Options purchased	—	166,083	—	166,083
Swap agreements	—	40,362	—	40,362

Total	—	858,118,977	5,320,285	863,439,262

Liabilities
Investments sold short	—	(167,674,394)	—	(167,674,394)
Written options	(4,047)	(29,696)	—	(33,743)
Written swaptions	—	(1,706,664)	—	(1,706,664)

Total	(4,047)	(169,410,754)	—	(169,414,801)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

The following is rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

	Federal housing administration certificates	Collateralized mortgage obligations	Stripped mortgage-backed securities	Total
Beginning balance	$616,873	$6,259,761	$3,772,021	$10,648,655
Purchases	—	—	—	—
Sales	(273,773)	(363,995)	—	(637,768)
Accrued discounts/(premiums)	(56)	28,392	(53,441)	(25,105)
Total realized gain/(loss)	21	13,974	(670,927)	(656,932)
Net change in unrealized appreciation/depreciation	1,835	294,617	(245,337)	51,115
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(4,059,680)	—	(4,059,680)
Ending balance	$344,900	$2,173,069	$2,802,316	$5,320,285

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015 was $(29,827). At April 30, 2015, a security was transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source. The transfer out of Level 3 represents the value at the end of the period.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Security, or portion thereof, pledged as collateral for investments sold short or written options.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.84% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Step bond that converts to the noted fixed rate at a designated future date.
6	Illiquid investment as of April 30, 2015.
7	Principal Only Security. These securities entitle the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
8	Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
9	Rates shown are the discount rates at date of purchase.
10	Payment is based on the performance of the underlying 1 Month USD LIBOR.
11	Payments made or received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
US government obligations—44.49%
US Treasury Bonds
2.500%, due 02/15/45	7,970,000	7,571,500
6.125%, due 11/15/27	1,400,000	1,999,703
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/19	926,452	947,660
0.125%, due 04/15/20	2,560,544	2,612,354
US Treasury Notes
0.500%, due 04/30/17	6,745,000	6,733,931
0.625%, due 08/31/17	3,370,000	3,362,626
0.625%, due 11/30/17	6,800,000	6,767,591
0.750%, due 04/15/18	5,720,000	5,692,738
0.875%, due 04/30/17	1,310,000	1,316,857
0.875%, due 08/15/17	23,535,000	23,623,256
0.875%, due 11/15/17	13,000,000	13,025,389
1.000%, due 09/15/17	780,000	784,936
1.000%, due 12/15/17	9,180,000	9,223,036
1.250%, due 11/30/18	1,165,000	1,170,006
1.375%, due 12/31/18	865,000	871,757
1.375%, due 04/30/20	23,220,000	23,143,815
1.500%, due 12/31/18	4,090,000	4,140,168
1.625%, due 03/31/19	4,810,000	4,884,031
1.625%, due 04/30/19	4,480,000	4,545,099
1.750%, due 03/31/22	21,685,000	21,613,852
1.750%, due 04/30/22	21,417,500	21,339,695
2.000%, due 02/15/25	20,065,000	19,983,496
2.250%, due 04/30/21	4,725,000	4,881,147
2.625%, due 01/31/18	1,525,000	1,598,510
2.625%, due 11/15/20	4,205,000	4,436,603

Total US government obligations (cost—$196,150,915)		196,269,756

Federal home loan bank certificate—0.17%
FHLB
4.000%, due 09/01/28 (cost—$678,939)	680,000	753,001

Federal home loan mortgage corporation certificates*—0.13%
FHLMC
6.250%, due 07/15/32	302,000	433,820
6.750%, due 03/15/31	82,000	122,777

Total federal home loan mortgage corporation certificates (cost—$493,077)		556,597

Federal national mortgage association certificate*—0.12%
FNMA TBA
3.000% (cost—$523,805)	500,000	522,898

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—7.94%
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class AM
6.011%, due 02/10/51[2]	400,000	433,499
Series 2008-1, Class A4
6.430%, due 02/10/51[2]	248,377	273,091
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PWR12, Class A1A
5.881%, due 09/11/38[2]	1,435,557	1,490,258
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
1.672%, due 07/05/33[2,3]	965,000	965,907
Commercial Mortgage Pass-Through Certificates,
Series 2006-C5, Class AM
5.343%, due 12/15/39	840,000	885,926
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000	695,436
Series 2010-C1, Class A1
3.156%, due 07/10/46[3]	704,283	707,327
Series 2013-GAM, Class A2
3.367%, due 02/10/28[3]	1,090,000	1,125,163
Series 2014-CR16, Class A4
4.051%, due 04/10/47	145,000	158,585
Series 2014-CR17, Class A5
3.977%, due 05/10/47	155,000	168,906
Series 2014-PAT, Class A
0.980%, due 08/13/27[2,3]	915,000	912,993
Series 2014-TWC, Class A
1.026%, due 02/13/32[2,3]	1,395,000	1,391,925
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class AM
5.859%, due 03/15/39[2]	1,520,000	1,552,251
Series 2007-C4, Class A1AM
6.147%, due 09/15/39[2]	1,110,000	1,198,465
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D
3.945%, due 04/15/50[2,3]	515,000	461,368
DBRR Trust, Series 2013-EZ3, Class A
1.636%, due 12/18/49[2,3]	1,225,027	1,230,770
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.742%, due 11/10/46[3]	166,479	168,996
FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1*
1.354%, due 03/25/24[2,4]	6,411,621	542,199
FHLMC REMIC,*
Trust 2626, Class A
4.000%, due 06/15/33	228,169	244,498
Trust 3990, Class VA
3.500%, due 01/15/25	332,150	353,563
Trust 4213, Class VE

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(continued)
3.500%, due 06/15/26	305,266	327,763
Trust 4323, Class CA
4.000%, due 03/15/40	326,533	352,446
Trust 4325, Class MA
4.000%, due 09/15/39	1,232,838	1,308,969
Trust 4328, Class DA
4.000%, due 01/15/36	1,242,722	1,316,988
Trust 4336, Class MA
4.000%, due 01/15/40	1,113,049	1,183,196
Trust 4447, Class PA
3.000%, due 12/15/44	148,418	155,629
FNMA REMIC, *
Trust 2005-109, Class PV
6.000%, due 10/25/32	327,807	348,593
Trust 2013-112, Class HQ
4.000%, due 11/25/43	142,086	151,789
Trust 2014-12, Class GV
3.500%, due 03/25/27	185,459	199,124
Trust 2014-48, Class AB
4.000%, due 10/25/40	352,726	382,853
Trust 2015-20, Class EV
3.500%, due 07/25/26	347,868	371,766
FREMF Mortgage Trust, Series 2013-K712, Class B
3.484%, due 05/25/45[2,3]	110,000	112,987
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX
3.495%, due 12/15/19[2,3]	1,025,000	1,017,002
GNMA, Trust 2014-131, Class BW
3.858%, due 05/20/41[2]	259,821	269,762
GS Mortgage Securities Corp., Series 2014-4R, Class 1A,
0.190%, due 01/26/34[2,3]	140,000	133,207
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%, due 11/05/30[3]	875,000	873,722
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA
1.141%, due 09/15/47[2,4]	14,290,092	953,478
JPMorgan Chase Commercial Mortgage Securities,
Series 2005-LDP2, Class AM
4.780%, due 07/15/42	400,000	399,675
Series 2006-CB14, Class AM
5.659%, due 12/12/44[2]	400,000	409,245
Series 2006-LDP8, Class AJ
5.480%, due 05/15/45[2]	500,000	521,531
Series 2007-CB18, Class A1A
5.431%, due 06/12/47[2]	1,373,489	1,452,024
Series 2007-LDPX, Class A1A
5.439%, due 01/15/49	688,983	735,337
Series 2011-PLSD, Class A2
3.364%, due 11/13/28[3]	800,000	825,398

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(concluded)
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE
3.279%, due 09/01/21[2,3]	789,357	792,744
Series 2014-2, Class A
2.172%, due 12/01/21[2,3]	779,022	767,845
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A
5.166%, due 12/12/49	470,627	492,266
Series 2007-9, Class AM
5.856%, due 09/12/49[2]	350,000	382,107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
5.058%, due 11/15/46[2]	815,000	877,657
Morgan Stanley Capital I, Series 2007-IQ14, Class A1A
5.665%, due 04/15/49[2]	688,657	738,202
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/35[2,3]	540,000	556,674
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[3]	294,804	288,908
VFC LLC,
Series 2014-2, Class A
2.750%, due 07/20/30[5]	136,398	136,396
Series 2015-3, Class A
2.750%, due 12/20/31[5]	234,616	234,000
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA
1.152%, due 02/15/48[2,4]	12,670,000	927,191
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A
1.750%, due 08/20/21[3]	58,500	58,500

Total collateralized mortgage obligations (cost—$35,244,480)		35,016,100

Asset-backed securities—11.48%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1
0.382%, due 03/15/41[2,3]	122,869	120,407
Access Group, Inc., Series 2008-1, Class A
1.577%, due 10/27/25[2]	210,711	211,045
ACE Securities Corp. Home Equity Loan Trust, Series 2005-RM1, Class M2
0.931%, due 03/25/35[2]	139,829	138,393
Alterna Funding I LLC, Series 2014-1A, Class Note
1.639%, due 02/15/21[3]	112,406	112,758

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]		Value ($)
Asset-backed securities—(continued)
American Credit Acceptance Receivables Trust,
Series 2012-3, Class C 2.780%, due 09/17/18[3]		150,000	149,976
Series 2014-3, Class A 0.990%, due 08/10/18[3]		127,122	127,058
American Homes 4 Rent,
Series 2014-SFR2, Class A 3.786%, due 10/17/36[3]		1,110,844	1,163,677
Series 2014-SFR3, Class A 3.678%, due 12/17/36[3]		949,446	986,648
AmeriCredit Automobile Receivables Trust,
Series 2012-2, Class C 2.640%, due 10/10/17		130,000	131,329
Series 2013-5, Class A2A 0.650%, due 03/08/17		309,018	308,993
Series 2013-5, Class D 2.860%, due 12/09/19		585,000	593,841
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2B2
0.441%, due 10/25/35[2]		11,616	11,608
ARL First LLC, Series 2012-1A, Class A1
1.932%, due 12/15/42[2,3]		194,524	196,287
ARL Second LLC, Series 2014-1A, Class A1
2.920%, due 06/15/44[3]		365,498	366,347
Auto ABS Compartiment, Series 2012-2, Class A
2.800%, due 04/27/25[6]	EUR	101,248	114,310
Avery Point V CLO Ltd., Series 2014-5A, Class A
1.734%, due 07/17/26[2,3]		250,000	249,531
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A Class A
2.100%, due 03/20/19[3]		100,000	100,843
BCC Funding VIII LLC, Series 2014-1A, Class A
1.794%, due 06/20/20[3]		129,669	129,669
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE12, Class M1 0.654%, due 12/25/35[2,7]		200,000	195,351
Series 2006-HE3, Class A2 0.354%, due 04/25/36[2,7]		44,295	43,932
Birchwood Park CLO Ltd., Series 2014-1A, Class A
1.715%, due 07/15/26[2,3]		250,000	249,637
Bumper, Series 2011-2, Class A
1.216%, due 02/23/23[2,6]	EUR	2,589	2,909
CAN Capital Funding LLC, Series 2014-1A, Class A
3.117%, due 04/15/20[3]		150,000	150,885
Capital Automotive REIT, Series 2010-1A, Class A
5.730%, due 12/15/38[3]		93,589	99,459
CarFinance Capital Auto Trust,
Series 2014-2A, Class A 1.440%, due 11/16/20[3]		110,672	110,452
Series 2015-1A, Class A 1.750%, due 06/15/21[3]		160,858	160,535
Carlyle Global Market Strategies CLO Ltd.,
Series 2013-4A, Class A1 1.740%, due 10/15/25[2,3]		250,000	249,913
Series 2015-1A, Class X 1.255%, due 04/20/27[2,3]		250,000	250,009
Carnow Auto Receivables Trust, Series 2014-1A, Class A
0.960%, due 01/17/17[3]		136,482	136,332

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
Carrington Mortgage Loan Trust, Series 2005-NC4, Class A3
0.581%, due 09/25/35[2]	39,483	39,173
Chesapeake Funding LLC, Series 2015-1A, Class B
1.128%, due 02/07/27[2,3]	200,000	200,003
Chrysler Capital Auto Receivables Trust,
Series 2013-BA, Class A2 0.560%, due 12/15/16[3]	13,813	13,813
Series 2013-BA, Class A4 1.270%, due 03/15/19[3]	1,240,000	1,242,479
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2
4.474%, due 03/20/43[3]	67,900	69,806
CLI Funding LLC, Series 2006-1A, Class A
0.357%, due 08/18/21[2,3]	266,228	264,348
CLI Funding V LLC, Series 2014-1A, Class A
3.290%, due 06/18/29[3]	356,724	359,788
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1
0.671%, due 12/25/35[2]	113,046	112,838
CPS Auto Receivables Trust,
Series 2013-A, Class A 1.310%, due 06/15/20[3]	46,171	45,852
Series 2013-C, Class A 1.640%, due 04/16/18[3]	83,624	83,711
Series 2014-B, Class A 1.110%, due 11/15/18[3]	266,090	264,543
Series 2014-C, Class A 1.310%, due 02/15/19[3]	159,316	158,729
CPS Auto Trust, Series 2012-C, Class A
1.820%, due 12/16/19[3]	131,449	131,821
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A 1.520%, due 03/16/20[3]	96,001	96,192
Series 2013-1A, Class A 1.210%, due 10/15/20[3]	1,495,000	1,495,701
Series 2013-2A, Class B 2.260%, due 10/15/21[3]	840,000	845,368
Series 2014-2A, Class A 1.880%, due 03/15/22[3]	1,190,000	1,193,519
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3
0.481%, due 07/25/36[2,3,7]	180,000	177,414
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[3]	130,000	130,900
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[3]	1,800,000	1,832,836
Diamond Resorts Owner Trust, Series 2014-1, Class A
2.540%, due 05/20/27[3]	78,290	78,613
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2
5.216%, due 01/25/42[3]	222,238	231,513
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1
1.950%, due 11/25/39[3]	223,958	222,301

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
Drive Auto Receivables Trust,
Series 2015-AA, Class A2 1.010%, due 11/15/17[3]	1,115,000	1,115,023
Series 2015-AA, Class B 2.280%, due 06/17/19[3]	960,000	962,038
Drug Royalty II LP 2, Series 2014-1, Class A1
3.081%, due 07/15/23[2,3]	244,805	248,351
Eaton Vance CLO Ltd., Series 2014-1A, Class A
1.725%, due 07/15/26[2,3]	250,000	249,200
Education Funding Capital Trust IV, Series 2004-1, Class A4
1.654%, due 06/15/43[2]	250,000	249,417
Element Rail Leasing II LLC, Series 2015-1A, Class A1
2.707%, due 02/19/45[3]	98,786	99,339
Exeter Automobile Receivables Trust,
Series 2013-2A, Class A 1.490%, due 11/15/17[3]	77,647	77,789
Series 2014-1A, Class A 1.290%, due 05/15/18[3]	61,077	61,092
Series 2014-3A, Class A 1.320%, due 01/15/19[3]	97,136	97,076
First Investors Auto Owner Trust,
Series 2011-2A, Class C 5.020%, due 08/15/17[3]	113,483	114,120
Series 2013-3A, Class A3 1.440%, due 10/15/19[3]	150,000	150,301
Flagship Credit Auto Trust,
Series 2014-1, Class A 1.210%, due 04/15/19[3]	102,854	102,670
Series 2014-2, Class A 1.430%, due 12/16/19[3]	128,637	128,502
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A
1.920%, due 01/15/19	1,900,000	1,928,844
Fremont Home Loan Trust, Series 2005-2, Class M2
0.901%, due 06/25/35[2]	122,001	119,554
Global Container Assets Ltd., Series 2013-1A, Class A1
2.200%, due 11/05/28[3]	227,457	227,150
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
1.427%, due 04/25/25[2,3]	285,000	281,565
Hilton Grand Vacations Trust,
Series 2013-A, Class A 2.280%, due 01/25/26[3]	108,881	109,655
Series 2014-AA, Class A 1.770%, due 11/25/26[3]	406,653	404,014
Home Equity Mortgage Trust,
Series 2005-HF1, Class A1 0.701%, due 02/25/36[2,7]	104,412	100,936
Series 2005-HF1, Class A2B 0.881%, due 02/25/36[2,7]	117,235	113,364
HSBC Home Equity Loan Trust USA, Series 2007-3, Class A4
1.681%, due 11/20/36[2]	70,000	69,691
Icon Brands Holdings LLC, Series 2012-1A, Class A
4.229%, due 01/25/43[3]	134,521	135,179
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A
0.508%, due 05/01/22[2,3]	429,339	426,987

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
Invitation Homes Trust,
Series 2014-SFR2, Class A 1.280%, due 09/17/31[2,3]	875,000	875,000
Series 2014-SFR3, Class A 1.382%, due 12/17/31[2,3]	880,000	880,787
Series 2015-SFR1, Class A 1.630%, due 03/17/32[2,3]	1,069,287	1,079,260
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
0.394%, due 10/25/35[2]	223,767	220,257
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1
0.929%, due 12/01/31[2]	178,001	178,307
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4
0.579%, due 09/27/35[2]	300,000	290,592
Lehman XS Trust, Series 2005-6, Class 1A1
0.441%, due 11/25/35[2,7]	311,990	222,157
Merrill Lynch Mortgage Synthetic, Series 205-ACR1, Class M1
0.917%, due 06/28/35[2,3]	256,650	255,045
MVW Owner Trust, Series 2014-1A, Class A
2.250%, due 09/20/31[3]	221,095	221,275
National Collegiate Student Loan Trust,
Series 2004-1, Class A2 0.527%, due 06/25/27[2]	190,516	188,979
Series 2006-3, Class A3 0.331%, due 10/25/27[2]	218,981	216,821
Series 2007-1, Class A2 0.311%, due 11/27/28[2]	127,694	126,239
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A
1.558%, due 07/20/18[3]	85,053	85,036
Navient Private Education Loan Trust, Series 2015-AA, Class A1
0.682%, due 12/15/21[2,3]	918,346	918,145
Navient Student Loan Trust, Series 2014-AA, Class A1
0.662%, due 05/16/22[2,3]	799,307	799,077
Navitas Equipment Receivables LLC, Series 2015-1, Class A2
2.120%, due 11/15/18[3]	150,000	150,004
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A
1.681%, due 10/20/20[2,3]	110,000	110,002
Nelnet Student Loan Trust,
Series 2006-3, Class B 0.517%, due 06/25/41[2]	181,930	166,127
Series 2014-1A, Class B 1.674%, due 10/25/47[2,3]	100,000	93,942
New York City Tax Lien Trust,
Series 2013-A, Class A 1.190%, due 11/10/26[3]	10,542	10,535
Series 2014-A, Class A 1.030%, due 11/10/27[3]	74,564	74,445
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A
1.920%, due 10/15/19[3]	800,000	803,320

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
NovaStar Mortgage Funding Trust,
Series 2003-2, Class A2 0.861%, due 09/25/33[2]	84,144	83,088
Series 2005-3, Class A2D 0.551%, due 01/25/36[2]	157,258	154,506
OneMain Financial Issuance Trust,
Series 2014-1, Class A 2.430%, due 06/18/24[3]	100,000	100,239
Series 2015-1A, Class A 3.190%, due 03/18/26[3]	1,120,000	1,130,461
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
0.391%, due 12/25/35[2]	237,877	236,106
Orange Lake Timeshare Trust, Series 2014-AA, Class A
2.290%, due 07/09/29[3]	80,874	81,091
Oscar US Funding Trust, Series 2014-1A, Class A2
1.000%, due 08/15/17[3]	200,000	199,872
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1.111%, due 03/25/36[2]	95,450	93,764
RAAC Trust,
Series 2005-RP2, Class M1 0.831%, due 06/25/35[2,3]	176,200	176,302
Series 2006-RP2, Class A 0.431%, due 02/25/37[2,3]	269,829	266,049
RASC Trust, Series 2005-AHL3, Class A2
0.421%, due 11/25/35[2]	229,900	225,990
Santander Drive Auto Receivables Trust,
Series 2011-3, Class C 3.090%, due 05/15/17	215,975	216,482
Series 2012-1, Class C 3.780%, due 11/15/17	689,750	695,247
Series 2012-5, Class C 2.700%, due 08/15/18	1,200,000	1,216,213
Series 2013-4, Class B 2.160%, due 01/15/20	1,200,000	1,211,568
Series 2013-5, Class D 2.730%, due 10/15/19	749,000	758,491
Series 2014-4, Class C 2.600%, due 11/16/20	865,000	877,957
Series 2014-5, Class A2A 0.720%, due 04/16/18	1,295,000	1,294,387
SBA Tower Trust, Series 2014-1A, Class C
2.898%, due 10/15/44[3,7]	170,000	171,577
Sierra Timeshare Receivables Funding Co. LLC,
Series 2012-2A, Class A 2.380%, due 03/20/29[3]	245,147	248,051
Series 2014-2A, Class A 2.050%, due 06/20/31[3]	131,445	132,070
Silver Bay Realty Trust, Series 2014-1, Class A
1.180%, due 09/17/31[2,3]	1,243,369	1,232,294
SLM Student Loan Trust,
Series 2002-5, Class B 0.701%, due 09/16/24[2]	160,000	157,176
Series 2004-10, Class B 0.647%, due 01/25/40[2]	135,288	116,781
Series 2012-A, Class A1 1.582%, due 08/15/25[2,3]	643,159	648,961
Series 2012-D, Class A1 1.232%, due 06/15/23[2,3]	454,035	455,516
SoFi Professional Loan Program LLC, Series 2014-A, Class A2
3.020%, due 10/25/27[3]	84,042	86,031
Sonic Capital LLC, Series 2011-1A, Class A2
5.438%, due 05/20/41[3]	220,590	234,096

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(concluded)
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1
0.631%, due 06/25/36[2,7]	40,000	38,035
SpringCastle America Funding LLC, Series 2014-AA, Class A
2.700%, due 05/25/23[3]	1,166,529	1,172,428
Store Master Funding I LLC, Series 2015-1A, Class A1
3.750%, due 04/20/45[3]	100,000	100,000
SWAY Residential Trust, Series 2014-1, Class A
1.480%, due 01/17/32[2,3]	753,388	756,810
Symphony CLO XV Ltd., Series 2014-15A, Class A
1.724%, due 10/17/26[2,3]	250,000	249,999
Tidewater Auto Receivables Trust,
Series 2014-AA, Class A2 0.960%, due 07/15/17[3]	308,472	308,427
Series 2014-AA, Class A3 1.400%, due 07/15/18[3]	500,000	499,810
Trade MAPS 1 Ltd., Series 2013-1A, Class A
0.881%, due 12/10/18[2,3]	250,000	249,904
Tricon American Homes, Series 2015 SFR1, Class A
1.430%, due 05/17/32[2,3]	1,030,000	1,031,487
United Auto Credit Securitization Trust, Series 2014-1, Class A2
0.740%, due 06/15/16[3]	127,442	127,459
Westgate Resorts LLC,
Series 2012-2A, Class A 3.000%, due 01/20/25[3]	93,082	93,511
Series 2013-1A, Class A 2.250%, due 08/20/25[3]	114,383	114,711
Series 2014-1A, Class A 2.150%, due 12/20/26[3]	203,290	202,226
Westlake Automobile Receivables Trust,
Series 2013-1A, Class A2 1.120%, due 01/15/18[3]	28,445	28,456
Series 2014-2, Class A2 0.970%, due 10/16/17[3]	100,000	100,007
World Financial Network Credit Card Master Trust, Series 2014-B, Class A
0.610%, due 07/15/19	1,365,000	1,365,030

Total asset-backed securities (cost—$50,417,068)		50,629,270

Corporate notes—33.26%
Aerospace & defense—0.41%
Lockheed Martin Corp.
2.900%, due 03/01/25	60,000	59,968
Precision Castparts Corp.
0.700%, due 12/20/15	1,140,000	1,138,696
The Boeing Co.
2.350%, due 10/30/21	170,000	171,301
2.500%, due 03/01/25	70,000	69,060

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
United Continental Holdings, Inc.
6.000%, due 12/01/20	340,000	361,250

		1,800,275

Airlines—0.18%
American Airlines Group, Inc.
4.625%, due 03/01/20[3]	270,000	266,288
American Airlines Pass Through Trust 2014-1, Class B
4.375%, due 10/01/22	19,078	19,817
American Airlines Pass Through Trust 2015-1, Class A
3.375%, due 05/01/27	480,000	489,000

		775,105

Auto & truck—0.15%
General Motors Co.
3.500%, due 10/02/18	630,000	648,289

Automotive—0.08%
Asciano Finance Ltd.
3.125%, due 09/23/15[3]	350,000	352,695

Banking-non-US—1.92%
Caixa Economica Federal
2.375%, due 11/06/17[3]	290,000	279,865
Commonwealth Bank of Australia GMTN
2.300%, due 03/12/20	250,000	252,146
Credit Agricole SA
2.500%, due 04/15/19[3]	250,000	254,310
4.375%, due 03/17/25[3]	200,000	197,826
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20[3]	345,000	346,211
Credit Suisse New York
1.700%, due 04/27/18	395,000	394,159
Deutsche Bank AG
3.700%, due 05/30/24	305,000	309,798
Discover Financial Services
3.750%, due 03/04/25	60,000	59,994
European Investment Bank
1.750%, due 06/17/19	1,851,000	1,879,424
HSBC Holdings PLC
4.250%, due 03/14/24	500,000	521,518

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
ING Bank N.V.
5.800%, due 09/25/23[3,8]	200,000	225,040
Royal Bank of Scotland Group PLC
5.125%, due 05/28/24	630,000	650,691
6.000%, due 12/19/23	205,000	224,525
6.125%, due 12/15/22	25,000	27,735
Standard Chartered PLC
2.250%, due 04/17/20[3]	325,000	321,279
Swedbank AB
2.200%, due 03/04/20[3]	415,000	416,081
The Bank of New York Mellon Corp.
4.950%, due 06/20/20[2,8,9]	170,000	169,982
Wells Fargo & Co. MTN
3.000%, due 02/19/25	615,000	606,454
Westpac Banking Corp.
1.375%, due 07/17/15[3]	1,330,000	1,332,141

		8,469,179

Banking-US—4.07%
Bank of America Corp.
2.250%, due 04/21/20	365,000	362,153
3.950%, due 04/21/25[8]	340,000	334,879
4.000%, due 01/22/25	410,000	406,370
5.625%, due 10/14/16	1,325,000	1,405,825
6.100%, due 03/17/25[2,9]	740,000	754,800
6.500%, due 08/01/16	1,370,000	1,456,568
Bank of America Corp. MTN
1.335%, due 03/22/18[2]	770,000	779,623
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	670,133
Capital One Bank USA N.A.
1.300%, due 06/05/17	250,000	249,064
Capital One Financial Corp.
3.200%, due 02/05/25[8]	180,000	177,162
3.500%, due 06/15/23	245,000	249,403
CIT Group, Inc.
3.875%, due 02/19/19	1,170,000	1,159,763
5.250%, due 03/15/18	400,000	414,600
5.500%, due 02/15/19[3]	615,000	643,444
Discover Bank/Greenwood DE
4.200%, due 08/08/23	270,000	281,553
Goldman Sachs Group, Inc.
1.478%, due 04/30/18[2]	530,000	537,787
2.600%, due 04/23/20[8]	215,000	215,908
3.500%, due 01/23/25	250,000	250,076

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
3.625%, due 01/22/23	655,000	672,705
3.700%, due 08/01/15	1,110,000	1,118,357
5.375%, due 05/10/20[2,9]	475,000	474,525
5.950%, due 01/18/18	1,030,000	1,142,132
HSBC USA, Inc.
2.350%, due 03/05/20	780,000	781,668
JPMorgan Chase & Co.
1.177%, due 01/25/18[2]	525,000	530,108
3.200%, due 01/25/23	10,000	10,054
3.250%, due 09/23/22	105,000	106,545
4.500%, due 01/24/22	130,000	142,396
JPMorgan Chase & Co. GMTN
0.881%, due 02/26/16[2]	850,000	851,718
State Street Capital Trust IV
1.271%, due 06/15/37[2,8]	570,000	490,200
The Bank of New York Mellon Corp.
2.150%, due 02/24/20	445,000	446,736
3.000%, due 02/24/25	160,000	160,523
Wells Fargo & Co.
0.907%, due 04/23/18[2]	685,000	690,434

		17,967,212

Biotechnology—0.16%
Amgen, Inc.
3.125%, due 05/01/25	335,000	331,005
5.150%, due 11/15/41	215,000	232,467
Celgene Corp.
3.250%, due 08/15/22	130,000	132,955

		696,427

Building & construction—0.22%
D.R. Horton, Inc.
3.750%, due 03/01/19	550,000	556,875
Lennar Corp.
4.125%, due 12/01/18	302,000	307,285
4.500%, due 11/15/19	115,000	118,450

		982,610

Building products—0.28%
Building Materials Corp. of America
6.750%, due 05/01/21[3]	191,000	202,937
Cemex SAB de CV
5.875%, due 03/25/19[3,8]	200,000	206,520

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Building products—(concluded)
Kimberly-Clark Corp.
2.650%, due 03/01/25	65,000	64,576
Martin Marietta Materials, Inc.
1.373%, due 06/30/17[2]	110,000	109,415
Masco Corp.
7.125%, due 03/15/20	250,000	291,875
Standard Pacific Corp.
8.375%, due 01/15/21	300,000	351,000

		1,226,323

Cable—0.08%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, due 05/01/25[3]	340,000	334,050
Chemicals—0.48%
Eastman Chemical Co.
2.700%, due 01/15/20	420,000	426,512
3.800%, due 03/15/25	255,000	262,967
Huntsman International LLC
4.875%, due 11/15/20	440,000	444,400
Incitec Pivot Ltd.
4.000%, due 12/07/15[3]	550,000	559,114
The Dow Chemical Co.
3.500%, due 10/01/24	410,000	416,571

		2,109,564

Commercial services—0.35%
Air Lease Corp.
5.625%, due 04/01/17[7]	1,000,000	1,068,750
Republic Services, Inc.
3.200%, due 03/15/25	180,000	179,755
Waste Management, Inc.
3.125%, due 03/01/25	309,000	308,450

		1,556,955

Communications equipment—0.15%
Apple, Inc.
2.500%, due 02/09/25	315,000	304,979

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Communications equipment—(concluded)
2.850%, due 05/06/21	335,000	346,749

		651,728

Computers—0.17%
Hewlett-Packard Co.
2.750%, due 01/14/19	60,000	61,522
Leidos Holdings, Inc.
4.450%, due 12/01/20	300,000	298,053
Seagate HDD Cayman
3.750%, due 11/15/18	370,000	387,133

		746,708

Consumer products—0.12%
Avon Products, Inc.
6.500%, due 03/01/19[8]	535,000	540,350

Diversified financial services—0.31%
First Data Corp.
7.375%, due 06/15/19[3]	305,000	316,819
General Electric Capital Corp.
5.500%, due 01/08/20	465,000	538,569
General Electric Capital Corp. MTN
4.375%, due 09/16/20	480,000	534,398

		1,389,786

Electric utilities—0.13%
Exelon Generation Co. LLC
4.250%, due 06/15/22	235,000	246,314
NRG Energy, Inc.
7.875%, due 05/15/21	170,000	181,628
8.250%, due 09/01/20	145,000	152,975

		580,917

Electric-integrated—1.25%
Alabama Power Co.
2.800%, due 04/01/25	45,000	44,939
Delphi Corp.
5.000%, due 02/15/23	165,000	177,788
Eaton Corp.
0.950%, due 11/02/15	910,000	910,852
2.750%, due 11/02/22	76,000	76,124

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	717,650
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	572,368
Oncor Electric Delivery Co. LLC
4.100%, due 06/01/22	290,000	315,601
Pacificorp
5.500%, due 01/15/19	486,000	550,117
5.750%, due 04/01/37	275,000	350,378
Progress Energy, Inc.
5.625%, due 01/15/16	995,000	1,028,376
Puget Energy, Inc.
5.625%, due 07/15/22	450,000	522,149
6.000%, due 09/01/21	75,000	88,561
The ADT Corp.
4.125%, due 04/15/19[8]	180,000	182,808

		5,537,711

Electric/gas—0.34%
Ameren Illinois Co.
6.125%, due 11/15/17	1,085,000	1,217,418
CenterPoint Energy, Inc.
6.500%, due 05/01/18	241,000	273,259

		1,490,677

Finance-captive automotive—2.59%
American Honda Finance Corp.
1.000%, due 08/11/15[3]	1,315,000	1,317,438
Ares Capital Corp.
3.875%, due 01/15/20	275,000	279,544
Associated Banc-Corp
5.125%, due 03/28/16	822,000	848,920
BB&T Corp.
2.450%, due 01/15/20	360,000	364,035
CDP Financial, Inc.
4.400%, due 11/25/19[3]	1,160,000	1,283,691
ERP Operating LP
3.000%, due 04/15/23	525,000	523,307
Ford Motor Credit Co. LLC
1.506%, due 05/09/16[2]	680,000	684,444
1.700%, due 05/09/16	1,455,000	1,462,425
6.625%, due 08/15/17	220,000	244,006

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
FS Investment Corp.
4.000%, due 07/15/19	200,000	202,600
General Motors Financial Co., Inc.
3.450%, due 04/10/22	350,000	347,554
3.500%, due 07/10/19	675,000	691,282
Harley-Davidson Financial Services, Inc.
3.875%, due 03/15/16[3]	450,000	461,895
Hyundai Capital America
2.550%, due 02/06/19[3]	550,000	558,137
Janus Capital Group, Inc.
6.700%, due 06/15/17[7]	1,000,000	1,095,303
Regions Bank
7.500%, due 05/15/18	450,000	520,149
Volkswagen Group of America Finance LLC
1.600%, due 11/20/17[3]	550,000	553,175

		11,437,905

Finance-other—0.25%
FMS Wertmanagement AoeR
1.125%, due 09/05/17	525,000	527,874
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	562,375

		1,090,249

Financial services—4.54%
Ally Financial, Inc.
3.250%, due 02/13/18	690,000	689,138
4.125%, due 02/13/22	460,000	450,800
5.500%, due 02/15/17	1,150,000	1,201,750
8.000%, due 11/01/31	275,000	345,125
Barclays PLC
2.750%, due 11/08/19	580,000	586,716
3.650%, due 03/16/25	200,000	197,351
4.375%, due 09/11/24	555,000	554,227
Citigroup, Inc.
1.250%, due 01/15/16	265,000	265,821
1.800%, due 02/05/18	700,000	701,233
2.400%, due 02/18/20	430,000	430,231
4.587%, due 12/15/15	575,000	588,243
5.875%, due 03/27/20[2,9]	525,000	528,281
5.950%, due 05/15/25[2,8,9]	545,000	542,105
Credit Suisse AG Guernsey
2.600%, due 05/27/16[3]	1,660,000	1,695,730

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Doric Nimrod Air Alpha Ltd. 2013-1 Pass Through Trust
5.250%, due 05/30/23[3]	360,646	383,187
ERAC USA Finance LLC
6.375%, due 10/15/17[3]	1,000,000	1,115,595
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[3]	495,000	493,011
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%, due 03/15/17	455,000	457,275
5.875%, due 02/01/22	75,000	77,524
6.000%, due 08/01/20	850,000	893,733
Intesa Sanpaolo SpA
3.875%, due 01/16/18	530,000	553,980
JPMorgan Chase & Co.
1.700%, due 03/01/18	835,000	838,037
2.200%, due 10/22/19	410,000	409,952
2.250%, due 01/23/20	675,000	673,109
5.300%, due 05/01/20[2,9]	380,000	379,525
Morgan Stanley
1.875%, due 01/05/18	280,000	280,986
2.125%, due 04/25/18	860,000	866,963
2.650%, due 01/27/20	595,000	601,794
3.750%, due 02/25/23	210,000	217,388
3.950%, due 04/23/27	325,000	319,039
6.625%, due 04/01/18	400,000	453,126
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[3]	665,122	691,099
The Hartford Financial Services Group, Inc.
8.125%, due 06/15/38[2]	380,000	429,780
The Western Union Co.
5.930%, due 10/01/16	500,000	531,785
US Bancorp MTN
1.950%, due 11/15/18	560,000	568,454

		20,012,093

Food processors/beverage/bottling—0.13%
Ashland, Inc.
3.000%, due 03/15/16	550,000	553,781

Food/beverage—0.41%
General Mills, Inc.
3.650%, due 02/15/24[8]	105,000	109,812
JBS Investments GmbH
7.750%, due 10/28/20[3]	525,000	566,344

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Food/beverage—(concluded)
The J.M. Smucker Co.
1.750%, due 03/15/18[3]	145,000	145,549
Tyson Foods, Inc.
6.600%, due 04/01/16[7]	300,000	315,176
WM Wrigley Jr Co.
1.400%, due 10/21/16[3]	665,000	667,806

		1,804,687

Gas pipelines—0.31%
Kinder Morgan, Inc.
3.050%, due 12/01/19	255,000	257,535
7.000%, due 06/15/17	680,000	745,794
Plains All American Pipeline LP/PAA Finance Corp.
2.600%, due 12/15/19[8]	370,000	373,669

		1,376,998

Health care equipment & supplies—0.08%
Baxter International, Inc.
2.400%, due 08/15/22	100,000	96,414
Becton Dickinson and Co.
1.800%, due 12/15/17	110,000	110,974
2.675%, due 12/15/19	55,000	56,084
3.734%, due 12/15/24	85,000	87,771

		351,243

Health care providers & services—0.14%
Aetna, Inc.
2.750%, due 11/15/22	130,000	129,422
Cigna Corp.
3.250%, due 04/15/25	140,000	140,393
Memorial Sloan-Kettering Cancer Center
4.200%, due 07/01/55	113,000	109,988
Zimmer Holdings, Inc.
2.000%, due 04/01/18	232,000	234,070

		613,873

Health facility—0.02%
DaVita HealthCare Partners, Inc.
5.000%, due 05/01/25	100,000	99,812

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Hotels, restaurants & leisure—0.23%
Wyndham Worldwide Corp.
2.950%, due 03/01/17	1,000,000	1,021,877

Industrial conglomerates—0.04%
General Electric Co.
3.375%, due 03/11/24	190,000	200,172

Insurance—0.55%
MetLife, Inc.
3.000%, due 03/01/25	155,000	153,746
New York Life Global Funding
0.750%, due 07/24/15[3]	1,160,000	1,161,148
Pacific LifeCorp.
5.125%, due 01/30/43[3]	360,000	393,567
Prudential Financial, Inc. MTN
3.000%, due 05/12/16[8]	260,000	265,565
4.750%, due 09/17/15	270,000	274,053
Willis Group Holdings PLC
5.750%, due 03/15/21	145,000	162,859

		2,410,938

Manufacturing-diversified—0.07%
Ingersoll-Rand Luxembourg Finance SA
3.550%, due 11/01/24	210,000	211,806
SPX Corp.
6.875%, due 09/01/17	95,000	103,550

		315,356

Media—0.83%
Alibaba Group Holding Ltd.
2.500%, due 11/28/19[3]	315,000	314,821
Comcast Corp.
4.250%, due 01/15/33	360,000	373,606
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	73,000	75,423
3.950%, due 01/15/25	70,000	71,181
4.450%, due 04/01/24	276,000	291,301
4.600%, due 02/15/21	118,000	127,690
Discovery Communications LLC
3.450%, due 03/15/25	140,000	137,398
Expedia, Inc.
7.456%, due 08/15/18	465,000	538,281
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[3,9]	375,000	395,625

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
NBCUniversal Media LLC
4.450%, due 01/15/43	280,000	292,758
Sky PLC
2.625%, due 09/16/19[3]	200,000	202,742
Thomson Reuters Corp.
1.300%, due 02/23/17	650,000	649,789
Time Warner Cable, Inc.
4.500%, due 09/15/42	205,000	174,348

		3,644,963

Medical providers—0.51%
Anthem, Inc.
3.300%, due 01/15/23	83,000	83,866
3.500%, due 08/15/24	200,000	204,578
HCA, Inc.
3.750%, due 03/15/19	310,000	319,300
Laboratory Corp. of America Holdings
2.625%, due 02/01/20	255,000	257,063
Tenet Healthcare Corp.
8.125%, due 04/01/22	500,000	545,625
UnitedHealth Group, Inc.
2.875%, due 12/15/21	250,000	255,482
2.875%, due 03/15/22	565,000	577,809

		2,243,723

Metals & mining—0.90%
ArcelorMittal
5.250%, due 02/25/17[7]	550,000	572,220
Freeport-McMoRan, Inc.
4.000%, due 11/14/21	320,000	316,329
Glencore Funding LLC
1.700%, due 05/27/16[3]	550,000	551,811
Harsco Corp.
2.700%, due 10/15/15	500,000	501,500
5.750%, due 05/15/18	550,000	572,000
Novelis, Inc.
8.750%, due 12/15/20	665,000	709,887
Southern Copper Corp.
3.875%, due 04/23/25	100,000	98,840

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Metals & mining—(concluded)
Vale Overseas Ltd.
6.250%, due 01/11/16	650,000	669,305

		3,991,892

Multi-line insurance—0.10%
American International Group, Inc.
4.875%, due 06/01/22[8]	245,000	276,137
5.450%, due 05/18/17	150,000	162,348

		438,485

Oil & gas—1.69%
Canadian Natural Resources Ltd.
1.750%, due 01/15/18	225,000	224,035
Chesapeake Energy Corp.
3.250%, due 03/15/16[8]	550,000	549,313
5.750%, due 03/15/23[8]	615,000	601,163
6.625%, due 08/15/20	300,000	309,000
CONSOL Energy, Inc.
5.875%, due 04/15/22	310,000	284,425
Continental Resources, Inc.
4.900%, due 06/01/44	90,000	83,798
5.000%, due 09/15/22	235,000	238,525
Ecopetrol SA
4.125%, due 01/16/25	195,000	186,771
Ensco PLC
4.500%, due 10/01/24	195,000	192,115
5.750%, due 10/01/44	20,000	19,731
EOG Resources, Inc.
3.150%, due 04/01/25	65,000	66,053
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, due 11/15/20	505,000	536,537
Kinder Morgan Energy Partners LP
3.500%, due 09/01/23	40,000	38,771
3.950%, due 09/01/22	105,000	106,516
4.150%, due 02/01/24	100,000	100,741
4.250%, due 09/01/24	180,000	182,083
Petrobras Global Finance BV
6.250%, due 03/17/24[8]	254,000	250,205
Petroleos Mexicanos
4.875%, due 01/24/22	564,000	596,430
6.000%, due 03/05/20	35,000	39,638
8.000%, due 05/03/19	100,000	119,125
Pioneer Natural Resources Co.
6.875%, due 05/01/18	865,000	979,377

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Rowan Cos., Inc.
5.000%, due 09/01/17	69,000	71,672
Southwestern Energy Co.
3.300%, due 01/23/18	70,000	71,815
Statoil ASA
2.650%, due 01/15/24	435,000	427,480
Transocean, Inc.
5.050%, due 12/15/16	786,000	816,497
6.000%, due 03/15/18[8]	17,000	16,958
Weatherford International Ltd.
5.125%, due 09/15/20	326,000	330,280

		7,439,054

Oil field equipment & services—0.16%
Cameron International Corp.
1.400%, due 06/15/17	170,000	168,569
SESI LLC
7.125%, due 12/15/21	520,000	540,800

		709,369

Oil services—0.43%
BP Capital Markets PLC
2.750%, due 05/10/23[8]	145,000	141,919
3.062%, due 03/17/22	265,000	270,043
Petrobras International Finance Co. SA
3.875%, due 01/27/16	1,505,000	1,507,438

		1,919,400

Paper & forest products—0.19%
Domtar Corp.
10.750%, due 06/01/17	350,000	407,913
International Paper Co.
3.650%, due 06/15/24	125,000	126,457
Sappi Papier Holding GmbH
7.750%, due 07/15/17[3]	298,000	323,330

		857,700

Pharmaceuticals—1.42%
AbbVie, Inc.
2.900%, due 11/06/22	415,000	410,281
Actavis Funding SCS
2.350%, due 03/12/18	300,000	303,613
3.000%, due 03/12/20	530,000	539,026

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
3.450%, due 03/15/22	430,000	436,911
3.850%, due 06/15/24	45,000	45,810
4.550%, due 03/15/35	205,000	205,758
4.750%, due 03/15/45	80,000	80,875
Eli Lilly & Co.
2.750%, due 06/01/25	60,000	59,578
Forest Laboratories, Inc.
5.000%, due 12/15/21[3]	1,100,000	1,216,018
Medtronic, Inc.
2.500%, due 03/15/20[3]	250,000	255,262
3.500%, due 03/15/25[3]	190,000	196,478
Merck & Co., Inc.
1.850%, due 02/10/20	175,000	175,614
2.350%, due 02/10/22	235,000	233,770
2.750%, due 02/10/25	240,000	237,742
Mylan, Inc.
3.125%, due 01/15/23[3]	340,000	333,799
7.875%, due 07/15/20[3]	500,000	523,553
Novartis Capital Corp.
3.400%, due 05/06/24	255,000	269,268
Teva Pharmaceutical Finance Co. BV
2.950%, due 12/18/22	200,000	198,432
Valeant Pharmaceuticals International, Inc.
5.375%, due 03/15/20[3]	255,000	261,534
5.875%, due 05/15/23[3]	295,000	302,744

		6,286,066

Pipelines—1.55%
Buckeye Partners LP
2.650%, due 11/15/18	220,000	219,751
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,771,600
4.300%, due 05/01/24	120,000	121,965
Energy Transfer Partners LP
4.150%, due 10/01/20	95,000	100,532
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,145,000	1,163,954
3.350%, due 03/15/23	80,000	80,504
8.375%, due 08/01/66[2]	585,000	621,679
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25[3]	395,000	397,192
Sunoco Logistics Partners Operations LP
3.450%, due 01/15/23	215,000	210,633
Williams Cos., Inc.
7.875%, due 09/01/21	390,000	449,580

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Williams Partners LP
3.600%, due 03/15/22	295,000	295,216
4.000%, due 11/15/21	145,000	150,112
4.500%, due 11/15/23	240,000	249,665

		6,832,383

Real estate investment trusts—1.31%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, due 02/06/17	820,000	797,450
3.000%, due 02/06/19	960,000	928,356
AvalonBay Communities, Inc. MTN
2.850%, due 03/15/23	335,000	328,367
DDR Corp.
9.625%, due 03/15/16	900,000	964,515
Duke Realty LP
5.950%, due 02/15/17	400,000	431,262
HCP, Inc.
6.000%, due 01/30/17	300,000	323,699
Highwoods Realty LP
7.500%, due 04/15/18	400,000	462,426
Realty Income Corp.
5.950%, due 09/15/16	300,000	319,634
Regency Centers LP
5.250%, due 08/01/15	450,000	455,049
Simon Property Group LP
3.375%, due 03/15/22	375,000	387,901
UDR, Inc. MTN
4.250%, due 06/01/18	350,000	374,388

		5,773,047

Retail—0.59%
Amazon.com, Inc.
0.650%, due 11/27/15	1,190,000	1,190,418
Family Tree Escrow LLC
5.250%, due 03/01/20[3]	70,000	73,325
5.750%, due 03/01/23[3]	215,000	225,750
Macy’s Retail Holdings, Inc.
7.450%, due 07/15/17	1,000,000	1,125,134

		2,614,627

Software & services—0.16%
Oracle Corp.
2.800%, due 07/08/21	340,000	348,560

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Software & services—(concluded)
2.950%, due 05/15/25	295,000	292,067
3.400%, due 07/08/24	44,000	45,488

		686,115

Special purpose entity—0.72%
Bunge Ltd. Finance Corp.
3.200%, due 06/15/17	1,127,000	1,161,825
CNH Industrial Capital LLC
3.375%, due 07/15/19[3]	580,000	568,400
Crown Castle Towers LLC
6.113%, due 01/15/20[3]	495,000	563,908
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[3]	150,000	149,924
3.375%, due 02/01/22[3]	265,000	263,453
3.750%, due 05/11/17[3]	450,000	469,050

		3,176,560

Technology, hardware & equipment—0.24%
Pitney Bowes, Inc. MTN
5.750%, due 09/15/17	994,000	1,078,846

Telecommunications—0.48%
Alcatel-Lucent USA, Inc.
6.750%, due 11/15/20[3]	460,000	495,650
Harris Corp.
2.700%, due 04/27/20	45,000	45,242
Sprint Corp.
7.875%, due 09/15/23	530,000	531,987
Verizon Communications, Inc.
2.450%, due 11/01/22[8]	560,000	536,715
4.400%, due 11/01/34	350,000	343,674
5.150%, due 09/15/23	149,000	168,169

		2,121,437

Telephone-integrated—0.29%
Level 3 Financing, Inc.
5.375%, due 05/01/25[3]	320,000	319,600
6.125%, due 01/15/21	495,000	524,081

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Telephone-integrated—(concluded)
8.125%, due 07/01/19	400,000	420,400

		1,264,081

Textile/apparel—0.12%
Hanesbrands, Inc.
6.375%, due 12/15/20	520,000	549,900

Tobacco—0.12%
Altria Group, Inc.
2.850%, due 08/09/22	250,000	248,761
Philip Morris International, Inc.
1.875%, due 01/15/19	270,000	271,174

		519,935

Transportation—0.18%
Ryder System, Inc. MTN
2.450%, due 09/03/19	180,000	181,502
2.650%, due 03/02/20	130,000	131,489
Union Pacific Railroad Co. 2014-1 Pass Through Trust
3.227%, due 05/14/26	200,000	202,637
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[3,8]	248,864	258,818

		774,446

Utilities—0.29%
HD Supply, Inc.
7.500%, due 07/15/20	1,125,000	1,206,562
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	69,000	73,485

		1,280,047

Wireless telecommunications—0.77%
AT&T, Inc.
2.300%, due 03/11/19[8]	110,000	110,818
2.375%, due 11/27/18	110,000	111,548
2.450%, due 06/30/20	75,000	74,916
2.625%, due 12/01/22	320,000	308,319
3.000%, due 06/30/22	635,000	630,869
3.400%, due 05/15/25	200,000	197,887
IAC/InterActiveCorp
4.875%, due 11/30/18	400,000	414,000

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Sprint Communications, Inc.
7.000%, due 03/01/20[3,8]	498,000	550,913
T-Mobile USA, Inc.
6.464%, due 04/28/19	755,000	779,537
Vodafone Group PLC
2.500%, due 09/26/22[8]	207,000	199,169

		3,377,976

Total corporate notes (cost—$145,404,051)		146,725,597

Non-US government obligations—0.25%
Brazilian Government International Bond
2.625%, due 01/05/23	315,000	287,753
Mexico Government International Bond
4.000%, due 10/02/23	198,000	208,098
Republic of Columbia
2.625%, due 03/15/23[8]	200,000	188,000
South Africa Government International Bond
5.375%, due 07/24/44	200,000	211,500
Uruguay Government International Bond
4.500%, due 08/14/24	190,000	204,250

Total non-US government obligations (cost—$1,085,702)		1,099,601

	Number of shares
Preferred stocks—0.14%
Banking-US—0.06%
State Street Corp.[2,10]	5,000	134,650
Wells Fargo & Co.[2,11]	5,000	131,550

		266,200

Financial services—0.01%
Morgan Stanley[2,12]	1,024	26,726

Oil & Gas—0.03%
Southwestern Energy Co.[2,13]	2,350	139,402

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares		Value ($)
Preferred stocks—(concluded)
Pharmaceuticals—0.04%
Actavis PLC[2,14]		200	200,132

Total preferred stocks (cost—$598,970)			632,460

	Face amount[1]
Repurchase agreement—3.13%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $14,096,764 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$14,082,277); proceeds: $13,806,000 (cost—$13,806,000)		13,806,000	13,806,000

	Number of contracts/ Notional amount
Options purchased—0.04%
Put options & swaptions purchased—0.04%
Eurodollar Futures, strike @ 98, expires 12/14/15		167	1,044
Eurodollar Futures, strike @ 99, expires 12/14/15		167	11,481
3 Month USD LIBOR 5 Year Swap, strike @ 4.500%, expires 07/18/18 (Counterparty: CSI; receive fixed rate); underlying swap terminates 07/20/23[15]	USD	8,400,000	49,696
3 Month USD LIBOR 7 Year Swap, strike @ 2.250%, expires 08/04/15 (Counterparty: BOA; receive fixed rate); underlying swap terminates 08/06/22[15]	USD	9,400,000	37,894
3 Month USD LIBOR 30 Year Swap, strike @ 3.050%, expires 01/11/16 (Counterparty: CSI; receive fixed rate); underlying swap terminates 01/13/46[15]	USD	1,800,000	39,932

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of contracts/ Notional amount		Value
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
6 Month EURIBOR 20 Year Swap, strike @ 1.300%, expires 03/11/16 (Counterparty: CSI; receive fixed rate); underlying swap terminates 03/15/36[15]	EUR	1,600,000	44,913

Total put options & swaptions purchased			184,960

Total options purchased (cost—$587,708)			184,960

	Number of shares
Investment of cash collateral from securities loaned—1.31%
Money market fund—1.31%
UBS Private Money Market Fund LLC[16] (cost—$5,766,173)		5,766,173	5,766,173

Total investments (cost—$450,756,888)[17]—102.46%			451,962,413

Liabilities in excess of other assets—(2.46)%			(10,834,477)

Net assets—100.00%			441,127,936

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,422,479

Gross unrealized depreciation	(2,216,954)

Net unrealized appreciation	$1,205,525

Written options

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
334	Eurodollar Futures, strike @ 98.5	12/14/15	66,282	(6,262)	60,020

Written options activity for the nine months ended April 30, 2015 was as follows:

	Number of contracts	Premiums received($)
Options outstanding at July 31, 2014	—	—
Options written	536	94,679
Options terminated in closing purchase transactions	(42)	(18,645)
Options expired prior to exercise	(160)	(9,752)

Options outstanding at April 30, 2015	334	66,282

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Written swaptions15

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	5,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.80%, terminating 02/08/27	CSI	Receive	02/06/17	113,280	(96,768)	16,512
USD	1,800	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 01/13/46	JPMCB	Receive	01/11/16	55,946	(22,423)	33,523
USD	4,300	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 02/15/27	CSI	Receive	02/13/17	84,280	(81,744)	2,536
USD	3,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.50%, terminating 05/28/25	BOA	Receive	05/26/15	31,850	(115,540)	(83,690)

						285,356	(316,475)	(31,119)

		Put swaptions written
USD	5,900	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 02/08/27	CSI	Pay	02/06/17	174,050	(178,200)	(4,150)
USD	4,300	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 02/15/27	CSI	Pay	02/13/17	122,550	(117,099)	5,451
USD	10,100	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 06/26/25	CSI	Pay	06/24/15	199,222	(189)	199,033
USD	3,500	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 05/28/25	BOA	Pay	05/26/15	43,750	—	43,750
USD	16,800	3 Month USD LIBOR Interest Rate Swap strike @ 6.00%, terminating 07/20/23	CSI	Pay	07/18/18	258,691	(26,894)	231,797
EUR	7,920	6 Month EUR LIBOR Interest Rate Swap strike @ 0.55%, terminating 01/28/21	CSI	Pay	01/26/16	42,282	(34,529)	7,753

						840,545	(356,911)	483,634

						1,125,901	(673,386)	452,515

Swaptions activity for the nine months ended April 30, 2015 was as follows:

Premiums received ($)
Swaptions outstanding at at July 31, 2014	612,602
Swaptions written	1,687,122
Swaptions exercised	(1,132,003)
Swaptions terminated in closing purchase transactions	(41,820)

Swaptions outstanding at April 30, 2015	1,125,901

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasuy futures buy contracts:
1	USD	US Long Bond Futures	June 2015	162,347	159,594	(2,753)
393	USD	US Treasury Note 2 Year Futures	June 2015	85,853,747	86,171,391	317,644
279	USD	US Treasury Note 5 Year Futures	June 2015	33,234,564	33,517,055	282,491
Interest rate futures buy contracts:
278	USD	90-Day Eurodollar Futures	December 2016	68,283,354	68,544,375	261,021

				187,534,012	188,392,415	858,403

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
25	USD	Ultra Long US Treasury Bond Futures	June 2015	4,168,180	4,112,500	55,680
31	USD	US Long Bond Futures	June 2015	4,941,064	4,947,406	(6,342)
50	USD	US Treasury Note 10 Year Futures	June 2015	6,349,622	6,418,750	(69,128)
Interest rate futures sell contracts:
371	USD	90-Day Eurodollar Futures	December 2017	90,527,524	90,936,738	(409,214)
5	EUR	Euro Buxl 30 Year Futures	June 2015	968,116	946,899	21,217

				106,954,506	107,362,293	(407,787)

						450,616

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	2,215,000	USD	1,697,287	07/13/15	(48,843)
BB	CHF	72,972	USD	75,449	05/11/15	(2,781)
BB	CHF	850,040	USD	895,000	06/30/15	(18,017)
BB	GBP	575,000	CHF	842,760	05/11/15	20,906
BB	USD	895,000	CHF	872,864	06/30/15	42,533
CSI	CHF	1,529,706	USD	1,635,000	08/05/15	(10,500)
CSI	GBP	570,000	CHF	839,681	05/11/15	25,279
DB	CHF	1,609,469	GBP	1,145,000	05/11/15	32,045

						40,622

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared credit default swaps—buy protection18

Referenced obligations[20]	Notional amount (000)		Termination date	Payments made by the Portfolio[19](%)	Upfront payments received($)	Value($)	Unrealized (depreciation)($)
CDX North America High Yield Series 24 Index	USD	1,735	06/20/20	5.000	132,208	(133,132)	(924)
CDX North America High Yield Series 23 Index	USD	1,700	12/20/19	5.000	132,514	(148,393)	(15,879)

					264,722	(281,525)	(16,803)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[19]	Payments received by the Portfolio(%)[19]	Value($)	Unrealized appreciation (depreciation)($)
USD	4,200	02/28/19	1.6703	Month USD LIBOR	(61,173)	(61,242)
USD	1,000	02/15/40	3.0653	Month USD LIBOR	(114,681)	(114,707)
USD	1,000	02/15/40	3.0463	Month USD LIBOR	(110,933)	(110,959)
USD	4,100	02/28/19	1.6923	Month USD LIBOR	(63,297)	(63,364)
USD	785	02/09/46	2.3953	Month USD LIBOR	36,164	36,143
USD	9,900	02/11/25	2.0503	Month USD LIBOR	16,799	16,599
USD	785	03/25/46	2.4203	Month USD LIBOR	33,292	33,271
USD	200	04/24/45	2.3803	Month USD LIBOR	6,425	6,420
USD	200	04/24/45	2.3913	Month USD LIBOR	5,960	5,955
USD	195	04/24/45	2.4233	Month USD LIBOR	4,415	4,410
USD	205	04/24/45	2.4213	Month USD LIBOR	4,758	4,752
USD	1,880	02/09/26	3 Month USD LIBOR	2.160	(28,205)	(28,243)
USD	4,000	02/09/22	3 Month USD LIBOR	1.710	(22,024)	(22,099)
USD	1,880	03/25/26	3 Month USD LIBOR	2.236	(20,310)	(20,349)

					(312,810)	(313,413)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	196,269,756	—	196,269,756
Federal home loan bank certificate	—	753,001	—	753,001
Federal home loan mortgage corporation certificates	—	556,597	—	556,597
Federal national mortgage association certificates	—	522,898	—	522,898
Collateralized mortgage obligations	—	34,727,192	288,908	35,016,100
Asset-backed securities	—	48,474,133	2,155,137	50,629,270
Corporate notes	—	146,725,597	—	146,725,597

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary—(concluded)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Non-US government obligations	—	1,099,601	—	1,099,601
Preferred stocks	632,460	—	—	632,460
Repurchase agreement	—	13,806,000	—	13,806,000
Options purchased	12,525	172,435	—	184,960
Investment of cash collateral from securities loaned	—	5,766,173	—	5,766,173
Futures contracts	938,053	—	—	938,053
Forward foreign currency contracts	—	120,763	—	120,763
Swap agreements	—	107,813	—	107,813

Total	1,583,038	449,101,959	2,444,045	453,129,042

Liabilities
Written options	(6,262)	—	—	(6,262)
Written swaptions	—	(673,386)	—	(673,386)
Futures contracts	(487,437)	—	—	(487,437)
Forward foreign currency contracts	—	(80,141)	—	(80,141)
Swap agreements	—	(702,148)	—	(702,148)

Total	(493,699)	(1,455,675)	—	(1,949,374)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Total ($)
Beginning balance	691,108	149,980	841,088
Purchases	—	2,149,954	2,149,954
Sales	(401,863)	(101,477)	(503,340)
Accrued discounts/(premiums)	—	19	19
Total realized gain/(loss)	2,332	3	2,335
Net change in unrealized appreciation/depreciation	(2,669)	31,103	28,434
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(74,445)	(74,445)

Ending balance	288,908	2,155,137	2,444,045

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015 was $33,798. At April 30, 2015, a security was transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source. The transfer out of Level 3 represents the value at the end of the period.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	93.1
Cayman Islands	1.0
United Kingdom	0.9
Canada	0.8
Australia	0.6
Argentina	0.5
Switzerland	0.5
Netherlands	0.4
Luxembourg	0.4
Mexico	0.3
Austria	0.2
Germany	0.2
Guernsey	0.2
Italy	0.1
Brazil	0.1
France	0.1
Norway	0.1
Sweden	0.1
Colombia	0.1
Ireland	0.1
Bermuda	0.1
United States Virgin Islands	0.1
South Africa	0.0	†
Uruguay	0.0	†
Curacao	0.0	†

Total	100.0

†	Amount represents less than 0.05%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	In US Dollars unless otherwise indicated.
2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 17.03% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.08% of net assets as of April 30, 2015, are considered illiquid and restricted (see table below for more information).

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Illiquid & restricted securities	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a percentage of net assets (%)	Value at 04/30/15($)	Value as a percentage of net assets (%)
VFC LLC, Series 2014-Class A 2.750% due 07/20/30	7/09/2014	250,000	0.06	136,396	0.03
VFC LLC, Series 2015-3, Class A 2.750%, due 12/20/31	3/25/2015	250,000	0.06	234,000	0.05

				370,396	0.08

6	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2015, the value of these securities amounted to 0.03% of net assets.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Security, or portion thereof, was on loan at April 30, 2015.
9	Perpetual investment. The maturity date reflects the next call date.
10	Non cumulative preferred stock. Convertible until 03/15/24.
11	Non cumulative preferred stock. Convertible until 09/15/23.
12	Non cumulative preferred stock. Convertible until 07/15/19.
13	Non cumulative preferred stock. Convertible until 01/15/18.
14	Non cumulative preferred stock. Convertible until 03/01/18.
15	Illiquid investment as of April 30, 2015.
16	The table below details the Portfolio’s transaction activity in affiliated issuers during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the nine months ended 04/30/15($)	Sales during the nine months ended 04/30/15($)	Value at 04/30/15($)	Net income earned from affiliate for the nine months ended 04/30/15($)
UBS Private Money Market Fund LLC	66,357,164	586,567,309	647,158,300	5,766,173	2,042

17	Includes $5,638,231 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $5,766,173.
18	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
19	Payments made/received are based on the notional amount.
20	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the reference obligation.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
US government obligations—35.90%
US Treasury Bonds
2.500%, due 02/15/45	62,300,000	59,185,000
2.750%, due 08/15/42	1,000,000	1,000,625
2.750%, due 11/15/42	5,800,000	5,799,095
3.000%, due 05/15/42	5,200,000	5,460,406
3.000%, due 11/15/44	15,100,000	15,889,217
3.125%, due 08/15/44	17,900,000	19,277,459
4.500%, due 02/15/36	4,525,000	5,992,444
6.250%, due 05/15/30	34,900,000	52,148,243
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	103,862	103,862
1.375%, due 02/15/44	4,531,455	5,263,924
2.000%, due 01/15/26	5,912,200	7,024,894
2.375%, due 01/15/27	3,724,032	4,605,872
2.500%, due 01/15/29	2,076,890	2,654,525
3.875%, due 04/15/29	849,422	1,247,721
US Treasury Inflation Index Notes (TIPS)
0.125%, due 07/15/22	5,715,366	5,803,777
0.125%, due 07/15/24	79,071,200	79,515,975
US Treasury Notes
0.078%, due 10/31/16[2]	200,000	199,948
2.000%, due 02/28/21	18,100,000	18,460,588
2.000%, due 02/15/25	2,900,000	2,888,220
2.125%, due 09/30/21	27,500,000	28,138,082
2.250%, due 04/30/21	17,400,000	17,975,018

Total US government obligations (cost—$340,291,815)		338,634,895

Government national mortgage association certificates—0.00%††
GNMA II ARM
1.625%, due 11/20/23[2]	3,931	4,045
1.625%, due 07/20/25[2]	5,049	5,237
1.625%, due 01/20/26[2]	9,159	9,537
1.625%, due 05/20/26[2]	16,419	17,085

Total government national mortgage association certificates (cost—$34,905)		35,904

Federal home loan bank certificates—0.46%
FHLB
0.080%, due 07/24/15	3,200,000	3,199,403
0.083%, due 07/22/15	500,000	499,905
5.500%, due 07/15/36	500,000	681,036

Total Federal home loan bank certificates (cost—$4,401,084)		4,380,344

Federal home loan mortgage corporation certificates*—0.33%
FHLMC
7.645%, due 05/01/25[3]	1,090,277	1,167,644

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
FHLMC ARM
5.505%, due 03/01/36[2]	61,917	65,232
FHLMC TBA
4.000%	1,800,000	1,920,769

Total federal home loan mortgage corporation certificates (cost—$3,074,275)		3,153,645

Federal housing administration certificates—0.00%††
FHA GMAC
7.430%, due 06/01/21	13,470	13,470
FHA Reilly
7.430%, due 10/01/20	3,141	3,141

Total federal housing administration certificates (cost—$17,393)		16,611

Federal national mortgage association certificates*—1.85%
FNMA
3.500%, due 11/01/21	1,130,710	1,216,429
3.500%, due 12/01/25	733,945	780,490
4.500%, due 04/01/29	429,408	467,737
5.401%, due 11/01/34	8,435,333	10,000,550
FNMA ARM
1.528%, due 08/01/40[2]	48,435	50,174
2.360%, due 05/01/30[2]	44,115	46,044
2.380%, due 04/01/27[2]	13,826	14,512
2.393%, due 10/01/35[2]	80,526	86,241
2.435%, due 09/01/35[2]	72,957	78,051
2.502%, due 05/01/27[2]	10,944	11,227
2.504%, due 01/01/36[2]	69,722	74,198
2.505%, due 03/01/36[2]	39,577	42,160
5.347%, due 01/01/36[2]	115,841	122,645
5.369%, due 11/01/35[2]	103,976	110,918
5.486%, due 12/01/35[2]	96,785	103,445
5.514%, due 03/01/36[2]	71,385	75,904
5.689%, due 06/01/36[2]	17,416	17,929
5.758%, due 02/01/36[2]	104,640	112,613
5.760%, due 03/01/36[2]	71,688	77,156
5.783%, due 03/01/36[2]	92,701	98,365
FNMA ARM COFI
3.250%, due 11/01/26[3]	30,206	26,360

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Federal national mortgage association certificates*—(concluded)
FNMA TBA
4.000%	3,550,000	3,793,439

Total federal national mortgage association certificates (cost—$15,736,224)		17,406,587

Collateralized mortgage obligations—13.97%
ARM Trust,
Series 2005-5, Class 2A1
2.745%, due 09/25/35[2]	293,663	258,991
Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A1A
5.731%, due 04/10/49[2]	400,345	425,031
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.658%, due 05/25/35[2]	1,471,250	1,496,860
Series 2007-3, Class 2A1
5.500%, due 09/25/34	46,600	46,669
Banc of America Large Loan,
Series 2010-UB5, Class A4A
5.674%, due 02/17/51[2,4]	1,771,874	1,841,633
Banc of America Merrill Lynch Large Loan,
Series 2012-PARK, Class A
2.959%, due 12/10/30[4]	1,000,000	1,018,392
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3
4.315%, due 07/20/32[2]	3,456	3,498
Series 2004-H, Class 2A2
2.673%, due 09/25/34[2]	1,435,535	1,412,199
BCAP LLC 2011-RR10 Trust, Class 3A5
2.628%, due 06/26/35[2,4]	1,277,299	1,283,719
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.058%, due 10/25/33[2]	33,889	31,213
Series 2004-9, Class 2A1
2.453%, due 09/25/34[2]	740,183	651,478
Series 2005-7, Class 22A1
2.700%, due 09/25/35[2]	1,149,245	980,789
Series 2006-1, Class 21A2
2.671%, due 02/25/36[2]	1,086,267	839,557
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1
2.510%, due 04/25/33[2]	51,181	51,565
Series 2003-5, Class 2A1
2.441%, due 08/25/33[2]	308,852	308,024
Series 2004-3, Class 1A2
2.804%, due 07/25/34[2]	253,739	248,893
Series 2004-6, Class 2A1
2.722%, due 09/25/34[2]	1,281,717	1,228,506
Series 2004-7, Class 1A1
2.797%, due 10/25/34[2]	350,409	316,058

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Bear Stearns ARM Trust—(concluded)
Series 2005-2, Class A1
2.680%, due 03/25/35[2]	917,265	926,390
Series 2005-5, Class A2
2.260%, due 08/25/35[2]	1,614,633	1,623,791
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	2,527,000	2,482,939
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	1,118,276	996,990
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA
1.438%, due 09/10/46[2,4,5]	4,417,154	278,254
Series 2013-GC17, Class XA
1.681%, due 11/10/46[2,4,5]	12,811,949	938,424
1.601%, due 02/10/48[2,4,5]	3,685,000	386,604
Series 2015-GC29, Class XA
1.178%, due 04/10/48[2,3,4,5]	3,340,000	277,126
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
2.660%, due 05/25/35[2]	564,227	558,259
Series 2005-4, Class A
5.189%, due 08/25/35[2]	1,377,145	1,361,282
Series 2005-6, Class A2
2.280%, due 09/25/35[2]	111,494	111,709
Series 2005-6, Class A3
1.930%, due 09/25/35[2]	21,393	20,747
COMM Mortgage Trust,
Series 2014-LC15, Class XA
1.577%, due 04/10/47[2,4,5]	12,845,489	1,029,270
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	125,656	133,623
Series 2005-62, Class 2A1
1.137%, due 12/25/35[2]	438,952	360,976
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	875,157	765,235
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
5.712%, due 01/25/34[2,4]	917,710	942,594
Series 2004-12, Class 11A1
2.593%, due 08/25/34[2]	436,553	381,675
Series 2004-12, Class 11A2
2.593%, due 08/25/34[2]	280,641	256,307
Series 2004-12, Class 12A1
2.471%, due 08/25/34[2]	88,664	76,533
Series 2005-HYB9, Class 5A1
2.330%, due 02/20/36[2]	365,934	312,775

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A1A
5.859%, due 03/15/39[2]	4,219,506	4,338,698
Series 2007-C5, Class A4
5.695%, due 09/15/40[2]	445,000	475,610
DBRR 2013-EZ2 Trust,
Series 2013-EZ2, Class A
0.853%, due 02/25/45[2,3,4]	261,543	261,420
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	73,353	82,773
Series 1278, Class K
7.000%, due 05/15/22	32,361	35,248
Series 1367, Class KA
6.500%, due 09/15/22	816	888
Series 1502, Class PX
7.000%, due 04/15/23	251,385	277,506
Series 1503, Class PZ
7.000%, due 05/15/23	75,097	84,717
Series 1534, Class Z
5.000%, due 06/15/23	78,929	84,839
Series 1548, Class Z
7.000%, due 07/15/23	56,158	63,042
Series 1562, Class Z
7.000%, due 07/15/23	94,150	105,660
Series 1694, Class Z
6.500%, due 03/15/24	42,169	47,038
Series 2061, Class Z
6.500%, due 06/15/28	145,661	167,472
Series 2400, Class FQ
0.682%, due 01/15/32[2]	92,078	93,257
Series 2764, Class LZ
4.500%, due 03/15/34	1,459,633	1,592,039
Series 2764, Class ZG
5.500%, due 03/15/34	3,485,902	3,973,371
Series 2835, Class JZ
5.000%, due 08/15/34	733,396	819,231
Series 2921, Class PG
5.000%, due 01/15/35	5,320,010	5,717,366
Series 2983, Class TZ
6.000%, due 05/15/35	3,498,549	4,001,581
Series 3149, Class CZ
6.000%, due 05/15/36	3,927,151	4,509,124
Series T-054, Class 2A
6.500%, due 02/25/43	670,612	797,616
Series T-058, Class 2A
6.500%, due 09/25/43	2,394,680	2,762,841
Series T-075, Class A1
0.221%, due 12/25/36[2]	1,033,077	1,026,701

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1
2.610%, due 08/25/35[2]	74,662	68,126
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	2,592	2,760
Series 1992-129, Class L
6.000%, due 07/25/22	4,273	4,632
Series 1993-060, Class Z
7.000%, due 05/25/23	63,100	69,576
Series 1993-070, Class Z
6.900%, due 05/25/23	10,516	11,839
Series 1993-096, Class PZ
7.000%, due 06/25/23	58,530	64,590
Series 1993-160, Class ZB
6.500%, due 09/25/23	21,887	23,973
Series 1993-163, Class ZB
7.000%, due 09/25/23	5,763	6,474
Series 1998-066, Class FG
0.481%, due 12/25/28[2]	42,772	43,007
Series 1999-W4, Class A9
6.250%, due 02/25/29	363,877	403,751
Series 2000-034, Class F
0.631%, due 10/25/30[2]	7,590	7,675
Series 2002-080, Class A1
6.500%, due 11/25/42	1,095,148	1,257,448
Series 2003-064, Class AH
6.000%, due 07/25/33	3,035,648	3,467,162
Series 2003-W8, Class 2A
7.000%, due 10/25/42	58,871	68,386
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	881,235	1,008,305
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,070,104	1,229,796
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,523,070	1,705,681
Series 2005-120, Class ZU
5.500%, due 01/25/36	4,027,499	4,581,212
Series 2006-065, Class GD
6.000%, due 07/25/26	1,608,490	1,820,630
Trust 1993-037, Class PX
7.000%, due 03/25/23	12,228	13,633
Trust G92-040, Class ZC
7.000%, due 07/25/22	9,184	10,088
GNMA REMIC,
Trust Series 2000-009, Class FG
0.783%, due 02/16/30[2]	67,751	68,252

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
GNMA REMIC,—(concluded)
Trust Series 2002-031, Class FW
0.583%, due 06/16/31[2]	71,353	71,694
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	8,809,117	10,193,320
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	8,309,167	9,470,173
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.677%, due 09/25/35[2]	962,247	964,559
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.881%, due 01/19/35[2]	90,915	65,949
Series 2005-4, Class 3A1
2.589%, due 07/19/35[2]	478,882	413,393
Housing Security, Inc.,
Series 1992-8, Class B
2.219%, due 06/25/24[2]	71,736	72,110
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A1A
5.397%, due 05/15/45	1,793,114	1,864,670
Series 2006-LDP9, Class A1A
5.257%, due 05/15/47	1,865,757	1,938,065
JP Morgan Mortgage Trust, 2005-A8,
Series Class 1A1
5.019%, due 11/25/35[2]	1,907,572	1,799,630
JP Morgan Mortgage Trust, 2006-A4,
Series 2006-A4, Class 2A2
2.356%, due 06/25/36[2]	768,003	698,684
Lehman Brothers Mortgage Trust,
Series 1991-2, Class A3
8.562%, due 01/20/17[2]	23,489	23,602
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1
6.500%, due 02/25/35[4]	1,112,393	1,141,337
Residential Accredit Loans, Inc.,
Series 2006-Q03, Class A1
0.391%, due 04/25/46[2]	1,446,782	759,562
Residential Asset Securitization Trust,
Series 2006-A14C, Class 2A6
0.631%, due 12/25/36[2]	1,273,695	371,276
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,124,952	2,125,071
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.659%, due 04/20/35[2]	4,527	4,669
Series 2007-3, Class 1A1
0.381%, due 07/20/36[2]	387,699	360,534

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	89,281	97,113
Series 2000-20K, Class 1
7.220%, due 11/01/20	144,570	156,574
Series 2002-20K, Class 1
5.080%, due 11/01/22	743,017	797,717
Series 2005-20H, Class 1
5.110%, due 08/01/25	751,536	818,636
Series 2007-20D, Class 1
5.320%, due 04/01/27	2,432,396	2,700,208
Structured ARM Loan Trust,
Series 2004-8, Class 3A
2.469%, due 07/25/34[2]	827,074	825,795
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.841%, due 09/19/32[2]	204,139	199,273
Series 2006-AR3, Class 11A1
0.391%, due 04/25/36[2]	2,685,634	1,948,205
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2
3.375%, due 08/25/31	892,316	879,841
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1A
5.749%, due 07/15/45[2]	6,409,691	6,686,557
Series 2007-C32, Class A3,
5.903%, due 06/15/49[2]	359,000	383,098
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.537%, due 06/25/42[2]	37,281	35,931
Series 2005-AR13, Class A1A1
0.471%, due 10/25/45[2]	1,178,225	1,091,774
Series 2005-AR15, Class A1A1
0.441%, due 11/25/45[2]	136,562	127,789
Series 2006-AR2, Class 2A1
3.867%, due 03/25/36[2]	1,174,316	1,062,300
Series 2006-AR7, Class 3A
2.198%, due 07/25/46[2]	1,841,582	1,652,838
Series 2006-AR9, Class 1A
1.137%, due 08/25/46[2]	1,330,852	1,114,808
Series 2006-AR9, Class 2A
2.198%, due 08/25/46[2]	1,001,221	896,427
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
2.615%, due 12/25/33[2]	254,180	254,521
Series 2004-CC, Class A1
2.615%, due 01/25/35[2]	155,251	157,305
Series 2004-DD, Class 2A6
2.615%, due 01/25/35[2]	1,937,283	1,929,672
Series 2006-AR2, Class 2A1
2.615%, due 03/25/36[2]	1,343,180	1,338,173

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(concluded)
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA
1.618%, due 03/15/47[2,4,5]		4,636,647	377,108

Total collateralized mortgage obligations(cost—$125,336,705)			131,789,573

Asset-backed securities—7.16%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.650%, due 09/25/35[2]		1,825,000	1,436,642
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
0.661%, due 08/25/35[2]		1,640,000	1,419,756
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
0.671%, due 07/25/35[2]		1,590,000	1,403,743
0.651%, due 10/25/35[2]		1,000,000	968,863
0.691%, due 10/25/35[2]		1,700,000	1,419,274
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W2, Class M1
0.671%, due 10/25/35[2]		770,000	626,520
Carlyle Global Market Strategies CLO 2012-1 LLC,
Series 2012-1AR, Class AR
1.501%, due 04/20/22[2,3,4]		1,900,000	1,898,068
Centex Home Equity Loan Trust,
Series 2005-D, Class M3
0.661%, due 10/25/35[2]		1,100,000	962,657
CHEC Loan Trust,
Series 2004-2, Class M1
0.821%, due 06/25/34[2]		1,453,143	1,302,866
Countrywide Asset-Backed Certificates,
0.361%, due 07/25/36[2]		593,558	581,126
Series 2005-13, Class 3AV3
0.424%, due 04/25/36[2]		413,623	409,625
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.928%, due 12/16/49[2,4]		954,836	996,330
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A
6.172%, due 06/25/36[6]		544,463	328,959
Delta Funding Home Equity Loan Trust,
Series 1999-003, Class A1A
1.002%, due 09/15/29[2]		60,720	55,528
Dryden Senior Loan Fund,
Series 2011-22A, Class A1R
1.445%, due 01/15/22[2,4]		7,822,948	7,823,339
EFS Volunteer LLC,
Series 2010-1, Class A1
1.127%, due 10/26/26[2,4]		265,226	266,402
Euro-Galaxy CLO BV,
Series 2006-1X, Class A2
0.239%, due 10/23/21[2,7,8]	EUR	1,119,063	1,250,341

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
FBR Securitization Trust,
Series 2005-2, Class M2
0.924%, due 09/25/35[2]		1,625,000	1,433,065
First Frankin Mortgage Loan Trust,
Series 2005-FFH3, Class M2
0.711%, due 09/25/35[2]		1,000,000	936,732
Franklin CLO Ltd.
Series 5A, Class A2
0.531%, due 06/15/18[2,4]		1,568,697	1,564,135
Goldentree Loan Opportunities V Ltd.
Series 2007-5A, Class A
0.970%, due 10/18/21[2,4]		1,625,753	1,620,145
Home Equity Asset Trust,
Series 2005-2, Class M5
1.276%, due 07/25/35[2]		1,000,000	889,172
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
0.531%, due 03/25/36[2]		1,610,000	1,399,420
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
0.571%, due 01/25/36[2]		1,745,000	1,428,981
Inwood Park CDO Ltd.
Series 2006-1A, Class A1A
0.500%, due 01/20/21[2,4]		1,491,176	1,483,051
JP Morgan Mortgage Acquisition Trust 2006-NC1, Class A1
0.344%, due 04/25/36[2]		2,584,278	2,406,606
JP Morgan Mortgage Acquisition Trust 2007-CH1, Class MV2
0.454%, due 11/25/36[2]		1,680,000	1,434,708
JP Morgan Mortgage Acquisition Trust 2007-CH2, Class AV1
0.341%, due 01/25/37[2]		2,710,367	2,635,968
LightPoint Pan-European CLO 2006-1 PLC,
Series 2006-1X, Class A
0.245%, due 01/31/22[2,7,8]	EUR	178,370	199,477
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2
0.886%, due 12/25/34[2]		953,539	922,049
Series 2006-NC1, Class M1
0.561%, due 12/25/35[2]		1,700,000	1,434,863
Morgan Stanley Home Equity Loan Trust,
Series 2005-4, Class M1
0.591%, due 09/25/35[2]		1,660,000	1,430,968
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
0.511%, due 02/25/36[2]		2,000,000	1,802,338
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-HE1, Class M4
0.771%, due 09/25/35[2]		1,650,000	1,439,491
Series 2006-HE1, Class M1
0.591%, due 02/25/36[2]		1,600,000	1,440,643

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2005-4, Class M1
0.621%, due 11/25/35[2]		1,500,000	1,413,819
RAMP, Series 2006-RZ1 Trust, Class M2
0.601%, due 03/25/36[2]		1,110,000	966,548
RASC,
Series 2005-KS11 Trust, Class M2
0.601%, due 12/25/35[2]		1,100,000	931,322
Series 2005-KS12 Trust, Class M2
0.641%, due 01/25/36[2]		1,700,000	1,393,740
Series 2005-KS4 Trust, Class M3
1.126%, due 05/25/35[2]		1,690,000	1,435,946
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2
1.074%, due 12/25/34[2]		753,022	666,723
Saxon Asset Securities Trust,
Series 2004-1, Class M1
0.969%, due 03/25/35[2]		1,056,441	953,696
Securitized Asset Backed Receivables LLC Trust,
Series 2006-OP1, Class M2
0.571%, due 10/25/35[2]		1,655,000	1,433,715
SLM Student Loan Trust,
Series 2008-9, Class A
1.777%, due 04/25/23[2]		3,003,240	3,082,385
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
0.631%, due 06/25/35[2]		1,110,000	971,938
Series 2005-OPT3, Class M1
0.651%, due 11/25/35[2]		640,000	533,041
Series 2006-WF2, Class M1
0.401%, due 12/25/36[2]		1,720,000	1,445,921
Stoney Lane Funding I Corp.
Series 2007-1A, Class A1
0.514%, due 04/18/22[2,4]		1,483,067	1,467,736
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.841%, due 02/25/35[2]		263,427	242,732
Sunrise Srl,
Series 09, Class A
0.542%, due 08/27/31[2]	EUR	1,389,782	1,558,656

Total asset-backed securities (cost—$67,612,717)			67,549,769

Corporate notes—31.27%
Aerospace & defense—0.16%
L-3 Communications Corp.
3.950%, due 11/15/16		1,500,000	1,553,493

Airlines—0.88%
American Airlines 2013-2, Class A Pass Through Trust
4.950%, due 01/15/23		2,381,183	2,598,346

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Airlines—(concluded)
American Airlines 2014-1, Class B Pass Through Trust
4.375%, due 10/01/22		1,907,806	1,981,733
Continental Airlines 2009-2,
Series A Pass Through Trust
7.250%, due 11/10/19		154,930	179,913
Continental Airlines 2012-2, Class A Pass Through Trust
4.000%, due 10/29/24[9]		1,514,797	1,620,833
Northwest Airlines,
Series 2000-1, Class G
7.150%, due 10/01/19		1,789,194	1,878,654

			8,259,479

Auto & truck—0.39%
General Motors Co.
5.000%, due 04/01/35		3,400,000	3,543,943
5.200%, due 04/01/45		120,000	126,967

			3,670,910

Auto parts & equipment—0.01%
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21		65,000	68,770

Automaker—0.03%
FCA US LLC/CG Co-Issuer, Inc.
8.250%, due 06/15/21		255,000	281,456

Banking-non-US—4.07%
Banco Mercantil del Norte SA
4.375%, due 07/19/15[4]		1,800,000	1,809,000
Banco Santander Brasil SA
4.250%, due 01/14/16[4,9]		2,800,000	2,850,680
BPE Financiaciones SA
2.875%, due 05/19/16	EUR	1,700,000	1,944,428
2.500%, due 02/01/17	EUR	3,600,000	4,133,113
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375%, due 07/26/16[2,7,10]		1,800,000	1,908,007
Depfa ACS Bank
5.125%, due 03/16/37[7]		1,900,000	2,358,649
Deutsche Bank AG
4.500%, due 04/01/25		940,000	920,412
DNB Bank ASA
3.200%, due 04/03/17[4]		3,900,000	4,033,540
Eksportfinans ASA
0.890%, due 06/16/15	JPY	100,000,000	835,910
2.000%, due 09/15/15		1,872,000	1,874,284
2.375%, due 05/25/16[9]		1,298,000	1,302,867
5.500%, due 05/25/16		800,000	828,000
2.875%, due 11/16/16	CHF	100,000	109,817
5.500%, due 06/26/17		400,000	425,716

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Export-Import Bank of Korea
1.250%, due 11/20/15		600,000	601,077
5.125%, due 06/29/20		400,000	454,500
4.375%, due 09/15/21		1,300,000	1,438,987
5.000%, due 04/11/22		3,300,000	3,780,111
ICICI Bank Ltd.
5.000%, due 01/15/16[7]		2,000,000	2,045,760
ING Groep NV
6.500%, due 04/16/25[2,10]		610,000	606,218
KBC Bank NV
8.000%, due 01/25/23[2,7]		2,200,000	2,444,750
Royal Bank of Scotland PLC MTN
9.500%, due 03/16/22[2,7]		600,000	673,477
Societe Generale SA
4.250%, due 04/14/25[8]		1,000,000	962,571

			38,341,874

Banking-US—2.07%
Aviation Capital Group Corp.
6.750%, due 04/06/21[4]		4,820,000	5,598,189
Bank of America Corp.
5.750%, due 12/01/17		500,000	549,179
2.600%, due 01/15/19		500,000	507,716
7.625%, due 06/01/19		2,900,000	3,484,103
6.100%, due 03/17/25[2,10]		490,000	499,800
Bank of America Corp. MTN
4.000%, due 01/22/25		1,500,000	1,486,719
CIT Group, Inc.
5.250%, due 03/15/18		245,000	253,943
JPMorgan Chase & Co.
6.300%, due 04/23/19		400,000	461,922
JPMorgan Chase Bank N.A.
0.600%, due 06/13/16[2]		400,000	399,033
5.875%, due 06/13/16		1,100,000	1,158,447
6.000%, due 10/01/17		2,700,000	2,984,070
4.375%, due 11/30/21[2,7]	EUR	500,000	591,587
Synchrony Financial
2.700%, due 02/03/20		500,000	501,026
Wells Fargo & Co.
5.875%, due 06/15/25[2,10]		1,000,000	1,061,250

			19,536,984

Beverages—0.02%
Constellation Brands, Inc.
6.000%, due 05/01/22		115,000	131,675
4.750%, due 11/15/24		60,000	63,600

			195,275

Building & construction—0.22%
D.R. Horton, Inc.
4.000%, due 02/15/20		20,000	20,300
5.750%, due 08/15/23		120,000	130,200

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Building & construction—(concluded)
Lennar Corp.
4.750%, due 11/15/22	185,000	187,081
Odebrecht Offshore Drilling Finance Ltd.
6.625%, due 10/01/22[4]	1,613,300	1,379,371
PulteGroup, Inc.
6.000%, due 02/15/35	80,000	79,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%, due 04/15/21[4]	135,000	135,338
5.625%, due 03/01/24[4]	15,000	14,850
The Ryland Group, Inc.
5.375%, due 10/01/22	130,000	132,275

		2,079,215

Building materials—0.08%
Masco Corp.
5.850%, due 03/15/17	120,000	127,692
4.450%, due 04/01/25	620,000	640,150

		767,842

Building products—0.01%
Standard Pacific Corp.
8.375%, due 05/15/18	115,000	132,106

Cable—0.02%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 06/01/20	180,000	191,700

Chemicals—0.20%
Huntsman International LLC
5.125%, due 11/15/22[4]	190,000	192,019
LyondellBasell Industries N.V.
4.625%, due 02/26/55	855,000	823,996
NOVA Chemicals Corp.
5.000%, due 05/01/25[4]	130,000	136,987
The Dow Chemical Co.
4.625%, due 10/01/44	750,000	763,741

		1,916,743

Commercial services—0.32%
Air Lease Corp.
3.375%, due 01/15/19	2,000,000	2,055,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Aircastle Ltd.
4.625%, due 12/15/18	255,000	266,475
Iron Mountain, Inc.
5.750%, due 08/15/24	250,000	258,762
R.R. Donnelley & Sons Co.
7.000%, due 02/15/22	115,000	127,219
Service Corp. International
5.375%, due 01/15/22	180,000	190,800
The ServiceMaster Co.
7.000%, due 08/15/20	115,000	121,613

		3,019,869

Computer—0.17%
Seagate HDD Cayman
4.750%, due 06/01/23	1,500,000	1,573,659

Diversified financials—2.36%
American Express Co.
5.200%, due 11/15/19[2,10]	1,000,000	1,012,500
6.800%, due 09/01/66[2,9]	3,000,000	3,150,000
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[4]	524,451	555,727
First Data Corp.
6.750%, due 11/01/20[4]	120,000	127,800
General Electric Capital Corp.
5.250%, due 06/15/23[2,10]	1,000,000	1,065,000
Goldman Sachs Group, Inc.
0.676%, due 07/22/15[2,9]	300,000	300,049
3.700%, due 08/01/15	1,700,000	1,712,799
0.715%, due 03/22/16[2]	1,200,000	1,199,693
5.950%, due 01/18/18	2,500,000	2,772,165
5.700%, due 05/10/19[2,10]	1,500,000	1,507,500
Jefferies Group LLC
6.500%, due 01/20/43	500,000	497,348
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[8,11]	1,900,000	213,750
1.000%, due 12/30/16[8,11]	900,000	101,250
1.000%, due 01/24/49[4,11]	4,500,000	517,500
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	5,300,000	6,044,608
Navient Corp. MTN
4.875%, due 06/17/19	315,000	314,212

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Diversified financials—(concluded)
Rio Oil Finance Trust,
Series 2014-1
6.250%, due 07/06/24[4,9]	1,200,000	1,185,000

		22,276,901

Electric utilities—0.30%
Dynegy, Inc.
6.750%, due 11/01/19[4]	125,000	130,625
Exelon Generation Co. LLC
2.950%, due 01/15/20	2,000,000	2,031,722
NRG Energy, Inc.
7.875%, due 05/15/21	300,000	320,520
6.250%, due 07/15/22	60,000	62,250
RJS Power Holdings LLC
5.125%, due 07/15/19[4]	265,000	260,362

		2,805,479

Electric-generation—0.01%
Calpine Corp.
6.000%, due 01/15/22[4]	120,000	126,900

Electric-integrated—0.78%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[4,9]	200,000	195,940
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	7,175,178

		7,371,118

Energy-exploration & production—0.03%
Antero Resources Corp.
5.375%, due 11/01/21	270,000	272,700

Finance-captive automotive—1.21%
Bank of America NA
0.571%, due 06/15/17[2]	2,800,000	2,782,433
Denali Borrower LLC/Denali Finance Corp.
5.625%, due 10/15/20[4]	1,400,000	1,496,250
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	600,000	662,059
General Motors Financial Co., Inc.
3.150%, due 01/15/20	2,000,000	2,015,148
4.375%, due 09/25/21	180,000	191,228
4.250%, due 05/15/23	60,000	61,932

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
International Lease Finance Corp.
8.625%, due 09/15/15	1,020,000	1,044,225
5.750%, due 05/15/16	100,000	103,375
8.875%, due 09/01/17	335,000	380,644
6.250%, due 05/15/19	120,000	132,600
5.875%, due 08/15/22	225,000	253,687
Schaeffler Holding Finance BV
6.875%, due 08/15/18[4]	2,000,000	2,085,000
UPCB Finance III Ltd.
6.625%, due 07/01/20[4]	150,000	155,963

		11,364,544

Finance-non-captive diversified—0.61%
Ford Motor Credit Co. LLC
2.750%, due 05/15/15	1,425,000	1,425,189
4.250%, due 02/03/17	3,200,000	3,355,261
2.597%, due 11/04/19	1,000,000	1,009,942

		5,790,392

Financial services—4.20%
Ally Financial, Inc.
4.625%, due 06/26/15	4,055,000	4,065,137
3.250%, due 09/29/17	100,000	100,000
3.250%, due 02/13/18	1,045,000	1,043,694
8.000%, due 03/15/20[9]	296,000	350,760
8.000%, due 11/01/31	100,000	131,188
Argos Merger Sub, Inc.
7.125%, due 03/15/23[4]	155,000	162,750
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[8]	1,000,000	1,220,480
Citigroup, Inc.
6.125%, due 11/21/17	600,000	665,390
0.967%, due 04/27/18[2]	5,800,000	5,794,925
1.957%, due 05/15/18[2]	300,000	309,391
8.500%, due 05/22/19	2,400,000	2,969,489
4.000%, due 08/05/24	1,500,000	1,527,150
ERAC USA Finance LLC
4.500%, due 02/15/45[4]	820,000	809,256
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,652,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, due 03/15/19	125,000	127,363
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,900,000	3,889,076
5.300%, due 05/01/20[2,10]	1,800,000	1,797,750
4.400%, due 07/22/20	600,000	655,609
4.250%, due 10/15/20	2,800,000	3,039,369

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Morgan Stanley
7.300%, due 05/13/19	2,570,000	3,051,960
5.450%, due 07/15/19[2,10]	1,500,000	1,511,250
5.550%, due 07/15/20[2,10]	980,000	984,900
3.950%, due 04/23/27	1,675,000	1,644,277
Navient LLC MTN
6.250%, due 01/25/16	1,885,000	1,941,550
The Nielsen Co. Luxembourg SARL
5.500%, due 10/01/21[4]	125,000	128,750

		39,573,464

Food products—0.10%
Grupo Bimbo SAB de CV
4.875%, due 06/27/44[4]	675,000	668,479
HJ Heinz Co.
4.250%, due 10/15/20	125,000	128,125
Post Holdings, Inc.
6.000%, due 12/15/22[4]	135,000	131,625

		928,229

Gaming—0.48%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24[4]	60,000	61,950
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	315,000	320,512
5.375%, due 11/01/23	120,000	124,800
Graton Economic Development Authority
9.625%, due 09/01/19[4]	230,000	250,987
Isle of Capri Casinos, Inc.
5.875%, due 03/15/21	125,000	129,063
MGM Resorts International
6.875%, due 04/01/16[9]	2,900,000	3,016,000
7.625%, due 01/15/17	120,000	128,976
6.000%, due 03/15/23	35,000	36,247
Pinnacle Entertainment, Inc.
7.500%, due 04/15/21	125,000	132,188
7.750%, due 04/01/22	120,000	132,900

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Gaming—(concluded)
Scientific Games International, Inc.
7.000%, due 01/01/22[4]	180,000	187,650

		4,521,273

Gas distribution—0.03%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%, due 05/20/22	250,000	267,750

Gas pipelines—0.19%
Kinder Morgan, Inc.
3.050%, due 12/01/19	1,500,000	1,514,913
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.500%, due 07/15/23	265,000	265,662

		1,780,575

Health care providers & services—0.11%
Fresenius Medical Care US Finance II, Inc.
5.875%, due 01/31/22[4]	115,000	125,925
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[4]	235,000	256,737
HCA Holdings, Inc.
7.750%, due 05/15/21	400,000	426,000
LifePoint Hospitals, Inc.
5.500%, due 12/01/21	125,000	131,388
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[4]	125,000	127,500

		1,067,550

Health facilities—0.07%
CHS/Community Health Systems, Inc.
5.125%, due 08/01/21	245,000	253,575
7.125%, due 07/15/20	245,000	262,762
DaVita HealthCare Partners, Inc.
5.125%, due 07/15/24	60,000	61,058
5.750%, due 08/15/22	85,000	90,313

		667,708

Hotels/gaming—0.01%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[4]	60,000	60,225

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Insurance—0.47%
Progressive Corp.
6.700%, due 06/15/37[2]	2,200,000	2,311,375
Prudential Financial, Inc.
5.200%, due 03/15/44[2]	1,000,000	1,027,500
Voya Financial, Inc.
5.650%, due 05/15/53[2]	1,000,000	1,047,500

		4,386,375

International Government Obligations—0.04%
Banco do Brasil SA
3.875%, due 10/10/22[9]	400,000	375,500

IT consulting & services—0.01%
IHS, Inc.
5.000%, due 11/01/22[4]	130,000	130,000

Lodging—0.02%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, due 10/15/21	125,000	131,875
NCL Corp. Ltd.
5.250%, due 11/15/19[4]	60,000	61,800

		193,675

Machinery—0.01%
Terex Corp.
6.500%, due 04/01/20	125,000	130,625

Media—1.52%
Alibaba Group Holding Ltd.
3.125%, due 11/28/21[4]	6,500,000	6,496,868
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	185,000	195,637
7.625%, due 03/15/20	120,000	126,300
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	1,500,000	1,549,780
DISH DBS Corp.
5.125%, due 05/01/20	120,000	121,350
5.875%, due 11/15/24	105,000	103,425
7.750%, due 05/31/15	300,000	300,750
7.875%, due 09/01/19	170,000	191,888
Gannett Co., Inc.
5.125%, due 10/15/19	125,000	131,719
5.500%, due 09/15/24[4]	125,000	130,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Liberty Interactive LLC
8.500%, due 07/15/29	25,000	28,000
Sirius XM Radio, Inc.
5.250%, due 08/15/22[4]	120,000	126,900
Sky PLC
6.100%, due 02/15/18[4]	1,000,000	1,111,251
Time Warner Cable, Inc.
5.850%, due 05/01/17	200,000	214,421
6.750%, due 06/15/39	700,000	736,429
7.300%, due 07/01/38[9]	2,000,000	2,215,424
Univision Communications, Inc.
5.125%, due 05/15/23[4]	60,000	60,675
Viacom, Inc.
5.250%, due 04/01/44	480,000	481,338

		14,322,155

Media-cable—0.16%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,472,244

Medical providers—0.46%
HCA, Inc.
6.500%, due 02/15/20	3,139,000	3,578,460
5.000%, due 03/15/24	190,000	201,913
7.500%, due 02/15/22	165,000	193,050
Tenet Healthcare Corp.
6.000%, due 10/01/20	240,000	256,200
6.250%, due 11/01/18	120,000	129,870

		4,359,493

Metals & mining—0.38%
Alcoa, Inc.
5.870%, due 02/23/22	115,000	128,004
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	2,000,000	1,940,412
Glencore Funding LLC
2.875%, due 04/16/20[4]	1,490,000	1,488,780

		3,557,196

Oil & gas—2.45%
California Resources Corp.
5.000%, due 01/15/20	155,000	146,475
6.000%, due 11/15/24	90,000	84,600

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(continued)
Chesapeake Energy Corp.
6.500%, due 08/15/17	120,000	127,500
6.125%, due 02/15/21	180,000	180,900
Cimarex Energy Co.
4.375%, due 06/01/24	70,000	70,875
Concho Resources, Inc.
5.500%, due 04/01/23	130,000	131,788
ConocoPhillips Co.
4.300%, due 11/15/44	500,000	514,233
CONSOL Energy, Inc.
5.875%, due 04/15/22	140,000	128,450
Denbury Resources, Inc.
4.625%, due 07/15/23	230,000	207,000
Encana Corp.
6.500%, due 05/15/19[9]	1,400,000	1,605,327
Energy Transfer Equity LP
7.500%, due 10/15/20	235,000	264,375
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20	255,000	272,850
Ferrellgas LP/Ferrellgas Finance Corp.
6.750%, due 01/15/22	135,000	138,712
Kinder Morgan Energy Partners LP
6.500%, due 09/01/39	1,500,000	1,643,980
Laredo Petroleum, Inc.
7.375%, due 05/01/22	85,000	90,950
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20	155,000	141,146
Newfield Exploration Co.
5.750%, due 01/30/22	130,000	137,800
Oasis Petroleum, Inc.
6.875%, due 03/15/22	65,000	66,138
6.875%, due 01/15/23	145,000	147,175
Petrobras Global Finance BV
1.881%, due 05/20/16[2]	200,000	195,000
2.631%, due 03/17/17[2]	2,500,000	2,413,750
3.250%, due 03/17/17[9]	1,800,000	1,760,040
3.500%, due 02/06/17[9]	100,000	97,988
3.875%, due 01/27/16	1,500,000	1,502,430
5.750%, due 01/20/20	700,000	697,837
6.250%, due 03/17/24[9]	200,000	197,012
Pioneer Natural Resources Co.
5.875%, due 07/15/16	1,535,000	1,617,215
Rosetta Resources, Inc.
5.625%, due 05/01/21	140,000	140,175

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
SandRidge Energy, Inc.
7.500%, due 03/15/21	195,000	134,062
Sinopec Group Overseas Development 2014 Ltd.
4.375%, due 04/10/24[7]	4,400,000	4,739,948
SM Energy Co.
5.000%, due 01/15/24	140,000	137,550
Southwestern Energy Co.
7.500%, due 02/01/18	2,806,000	3,170,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	50,000	48,750
Transocean, Inc.
3.000%, due 10/15/17	40,000	38,600
WPX Energy, Inc.
5.250%, due 09/15/24	105,000	96,863

		23,088,229

Packaging & containers—0.06%
Berry Plastics Corp.
5.500%, due 05/15/22	120,000	124,350
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[4]	60,000	62,100
Reynolds Group Issuer Inc/Reynolds Group Issuer LLC
5.750%, due 10/15/20	245,000	256,025
Sealed Air Corp.
8.375%, due 09/15/21[4]	115,000	129,663

		572,138

Pharmaceuticals—1.47%
Actavis Funding SCS
3.450%, due 03/15/22	4,805,000	4,882,226
3.800%, due 03/15/25	1,700,000	1,718,319
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[4]	85,000	83,619
Merck & Co., Inc.
2.750%, due 02/10/25	3,100,000	3,070,832
3.700%, due 02/10/45	4,020,000	3,885,370

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Valeant Pharmaceuticals International
6.375%, due 10/15/20[4]	245,000	258,169

		13,898,535

Pipelines—1.29%
Energy Transfer Partners LP
6.500%, due 02/01/42	1,000,000	1,141,623
Enterprise Products Operating LLC
2.550%, due 10/15/19	2,000,000	2,032,914
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21	125,000	127,854
5.625%, due 03/01/25[4]	125,000	125,694
5.750%, due 05/15/24	7,400,000	7,474,000
Williams Partners LP
3.600%, due 03/15/22	1,100,000	1,100,805
Williams Partners LP/ACMP Finance Corp.
6.125%, due 07/15/22	120,000	129,000

		12,131,890

Real estate—0.49%
Education Realty Operating Partnership LP
4.600%, due 12/01/24	1,000,000	1,037,964
EPR Properties
5.750%, due 08/15/22	1,500,000	1,640,597
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, due 05/01/24	245,000	262,150
Omega Healthcare Investors, Inc.
4.500%, due 01/15/25[4]	1,250,000	1,268,575
5.875%, due 03/15/24	20,000	21,350
6.750%, due 10/15/22	240,000	251,582
Realogy Group LLC
7.625%, due 01/15/20[4]	120,000	127,800

		4,610,018

Rental auto/equipment—0.01%
United Rentals North America, Inc.
7.375%, due 05/15/20	120,000	129,395

Retail—0.01%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	120,000	129,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Retail-specialty—0.03%
Rite Aid Corp.
8.000%, due 08/15/20	120,000	126,678
Sally Holdings LLC/Sally Capital, Inc.
5.750%, due 06/01/22	120,000	127,500

		254,178

Software—0.08%
Infor US, Inc.
6.500%, due 05/15/22[4]	60,000	61,650
MSCI, Inc.
5.250%, due 11/15/24[4]	120,000	124,800
Nuance Communications, Inc.
5.375%, due 08/15/20[4]	125,000	126,250
Xerox Corp.
2.750%, due 09/01/20	475,000	475,747

		788,447

Special purpose entity—0.93%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	3,200,000	3,222,445
CVS Pass-Through Trust
4.704%, due 01/10/36[4]	3,471,992	3,754,186
Family Tree Escrow LLC
5.250%, due 03/01/20[4]	25,000	26,187
5.750%, due 03/01/23[4]	95,000	99,750
IPIC GMTN Ltd.
3.125%, due 11/15/15[4,9]	1,600,000	1,616,000
QVC, Inc.
5.450%, due 08/15/34	25,000	24,129

		8,742,697

Steel producers/products—0.07%
ArcelorMittal
6.250%, due 03/01/21	250,000	261,437
GTL Trade Finance, Inc.
7.250%, due 10/20/17[4]	100,000	108,750
Steel Dynamics, Inc.
5.250%, due 04/15/23	60,000	61,350
6.125%, due 08/15/19	240,000	256,200

		687,737

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telecom-integrated/services—0.02%
Frontier Communications Corp.
7.625%, due 04/15/24	120,000	122,250
9.000%, due 08/15/31	10,000	10,525
Intelsat Jackson Holdings SA
7.250%, due 10/15/20	60,000	61,868

		194,643

Telecommunication services—0.06%
CommScope, Inc.
5.000%, due 06/15/21[4]	130,000	130,000
Sprint Capital Corp.
6.900%, due 05/01/19	255,000	262,607
8.750%, due 03/15/32	125,000	128,125

		520,732

Telecommunications—0.53%
Embarq Corp.
7.995%, due 06/01/36	30,000	35,400
Numericable-SFR
6.000%, due 05/15/22[4]	380,000	389,263
6.250%, due 05/15/24[4]	60,000	61,651
Qwest Corp.
6.750%, due 12/01/21	2,000,000	2,295,000
6.875%, due 09/15/33	125,000	126,015
Verizon Communications, Inc.
5.150%, due 09/15/23	500,000	564,326
6.550%, due 09/15/43	1,000,000	1,251,215
Virgin Media Secured Finance PLC
5.375%, due 04/15/21[4]	225,000	235,406

		4,958,276

Telephone-integrated—0.05%
Level 3 Financing, Inc.
5.375%, due 08/15/22	250,000	255,313
8.625%, due 07/15/20	240,000	260,400

		515,713

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Theaters & entertainment—0.03%
Activision Blizzard, Inc.
6.125%, due 09/15/23[4]	290,000	319,545

Tobacco—0.63%
Altria Group, Inc.
5.375%, due 01/31/44	1,000,000	1,122,682
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[4]	3,755,000	3,798,149
Reynolds American, Inc.
4.750%, due 11/01/42	1,000,000	982,558

		5,903,389

Transportation services—0.19%
Empresa de Transporte de Pasajeros Metro SA
4.750%, due 02/04/24[4]	1,500,000	1,625,625
Transnet SOC Ltd.
4.000%, due 07/26/22[7]	200,000	193,000

		1,818,625

Utilities—0.11%
Dominion Resources, Inc.
5.750%, due 10/01/54[2]	1,000,000	1,065,279

Wireless telecommunication services—0.05%
CenturyLink, Inc.
5.800%, due 03/15/22	125,000	129,688
Sprint Corp.
7.125%, due 06/15/24	65,000	62,481
7.250%, due 09/15/21	255,000	255,956
Windstream Corp.
7.750%, due 10/01/21	60,000	58,950

		507,075

Wireless telecommunications—0.50%
AT&T, Inc.
3.400%, due 05/15/25	1,955,000	1,934,349
4.750%, due 05/15/46	730,000	713,674
5.350%, due 09/01/40	1,155,000	1,214,201

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Crown Castle International Corp.
4.875%, due 04/15/22		160,000	166,900
IAC/InterActiveCorp
4.875%, due 11/30/18		125,000	129,375
T-Mobile USA, Inc.
6.125%, due 01/15/22		255,000	262,969
6.633%, due 04/28/21		245,000	258,475

			4,679,943

Total corporate notes (cost—$291,902,244)			294,906,930

Loan assignments—0.82%
Food products—0.27%
HJ Heinz Co. Term Loan B2
3.250%, due 06/05/20		2,564,538	2,567,744

Lodging—0.55%
Hilton Worldwide Finance LLC Term Loan B
3.500%, due 10/26/20		5,166,667	5,184,130

Total loan assignments (cost—$7,696,221)			7,751,874

Non-US government obligations—6.34%
Australia Government Bond
3.250%, due 04/21/25[7]	AUD	2,620,000	2,180,819
Bermuda Government International Bond
4.854%, due 02/06/24[7]		200,000	213,000
Bolivian Government International Bond
5.950%, due 08/22/23[7]		200,000	209,000
Brazil Letras do Tesouro Nacional
0.000%, due 01/01/16[12]	BRL	20,000,000	6,086,519
Brazilian Government International Bond
5.625%, due 01/07/41		260,000	265,850
8.250%, due 01/20/34		100,000	130,500
8.750%, due 02/04/25		80,000	107,200
Bundesrepublik Deutschland
2.500%, due 07/04/44	EUR	400,000	641,614
4.250%, due 07/04/39	EUR	4,700,000	9,262,988
4.750%, due 07/04/40	EUR	300,000	636,935
Colombia Government International Bond
5.625%, due 02/26/44		200,000	220,500
7.375%, due 03/18/19		100,000	118,125
8.125%, due 05/21/24		50,000	66,375

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(continued)
Costa Rica Government International Bond
7.158%, due 03/12/45[7]		200,000	207,500
Croatia Government International Bond
6.750%, due 11/05/19[7]		200,000	222,000
Dominican Republic International Bond
6.600%, due 01/28/24[4]		100,000	109,500
Ecuador Government International Bond
7.950%, due 06/20/24[7]		200,000	195,000
El Salvador Government International Bond
6.375%, due 01/18/27[7]		174,000	177,045
Emirate of Abu Dhabi
6.750%, due 04/08/19[4]		1,800,000	2,137,500
Hungary Government International Bond
5.750%, due 11/22/23		200,000	229,500
7.625%, due 03/29/41		200,000	284,750
Indonesia Government International Bond
4.625%, due 04/15/43[7]		250,000	242,188
4.875%, due 05/05/21[7]		400,000	435,500
11.625%, due 03/04/19[7]		100,000	133,250
Italy Buoni Poliennali Del Tesoro
2.500%, due 12/01/24	EUR	880,000	1,078,790
4.000%, due 02/01/37[7]	EUR	830,000	1,189,467
2.550%, due 09/15/41[7]	EUR	1,320,380	1,999,805
Ivory Coast Government International Bond
5.750%, due 12/31/32[6,7]		300,000	286,500
Kazakhstan Government International Bond
3.875%, due 10/14/24[4]		400,000	387,000
Kenya Government International Bond
5.875%, due 06/24/19[7]		200,000	206,000
Mexican Bonos,
Series M
7.750%, due 11/13/42	MXN	33,385,000	2,511,659
Mexico Government International Bond
3.625%, due 03/15/22		200,000	206,800
5.550%, due 01/21/45		330,000	378,675
6.050%, due 01/11/40		1,300,000	1,579,500
Mongolia Government International Bond
5.125%, due 12/05/22[7]		200,000	177,500
Morocco Government International Bond
4.250%, due 12/11/22[7]		200,000	204,500
New Zealand Government Bond
2.500%, due 09/20/35[7]	NZD	900,000	758,042
5.500%, due 04/15/23[7]	NZD	4,075,000	3,581,009
Nigeria Government International Bond
6.375%, due 07/12/23[7]		200,000	209,500
Panama Government International Bond
6.700%, due 01/26/36		200,000	258,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
Peruvian Government International Bond
7.350%, due 07/21/25		100,000	135,250
Republic of Azerbaijan International Bond
4.750%, due 03/18/24[7]		200,000	208,500
Republic of Korea
7.125%, due 04/16/19		400,000	481,080
Republic of Serbia
5.250%, due 11/21/17[7]		250,000	258,228
Residual Funding Corp. Principal Strip
0.000%, due 04/15/30[12]		1,300,000	843,185
Romanian Government International Bond
4.875%, due 01/22/24[7]		200,000	219,250
Russian Foreign Bond
5.000%, due 04/29/20[7]		500,000	507,500
Senegal Government International Bond
6.250%, due 07/30/24[7]		200,000	197,040
Slovenia Government International Bond
4.125%, due 02/18/19[7]		200,000	211,815
5.250%, due 02/18/24[7]		200,000	229,480
5.500%, due 10/26/22[7]		3,400,000	3,909,823
5.850%, due 05/10/23[7]		4,100,000	4,857,024
South Africa Government Bond
6.500%, due 02/28/41	ZAR	42,630,000	2,816,259
South Africa Government International Bond
6.875%, due 05/27/19		200,000	229,000
Spain Government Bond
1.950%, due 07/30/30[4,7]	EUR	760,000	847,563
5.150%, due 10/31/44[4,7]	EUR	695,000	1,217,854
Sri Lanka Government International Bond
6.250%, due 10/04/20[7]		100,000	103,500
State of Qatar
5.250%, due 01/20/20[4]		1,700,000	1,933,750
6.400%, due 01/20/40[4]		200,000	271,750
Turkey Government International Bond
5.125%, due 03/25/22		250,000	264,063
7.375%, due 02/05/25		120,000	146,850
7.500%, due 07/14/17		200,000	221,250
Vietnam Government International Bond
6.750%, due 01/29/20[7]		100,000	112,750

Total non-US government obligations (cost—$58,176,782)			59,749,169

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—1.52%
Education—0.32%
Los Angeles Unified School District Refunding,
Series A-1
4.500%, due 01/01/28	2,000,000	2,143,020
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008,
Series S-1
5.000%, due 01/15/25	100,000	110,465
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[12]	780,000	708,622

		2,962,107

General obligation—0.17%
California State (Build America Bonds)
7.500%, due 04/01/34	1,100,000	1,618,782

Transportation—0.65%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,200,000	1,679,808
Harris County Metropolitan Transportation Authority (Build America Bonds),
Series C
6.875%, due 11/01/38	3,100,000	3,614,507
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	866,292

		6,160,607

Utilities—0.38%
Cincinnati Water System Revenue (Build America Bonds),
Series B
6.458%, due 12/01/34	100,000	114,679
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,954,745

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Utilities—(concluded)
Tennessee Valley Authority
4.625%, due 09/15/60	1,300,000	1,476,714

		3,546,138

Total municipal bonds and notes (cost—$11,905,000)		14,287,634

	Number of shares
Preferred stock[13]—0.83%
Banks—0.83%
Wells Fargo & Co. 9 (cost—$3,810,820)	6,400	7,800,000

	Face amount[1]
Time deposit—1.11%
Credit Suisse NY
0.583%, due 08/24/15 (cost—$10,502,358)	10,500,000	10,502,358

Short-term US government obligations[14]—0.45%
United States Treasury Bills
0.008%, due 07/16/15[15]	159,000	158,995
0.008%, due 08/06/15[15]	2,558,000	2,557,951
0.016%, due 07/30/15[15]	190,000	189,992
0.020%, due 07/23/15[15]	883,000	882,959
0.038%, due 06/04/15	203,000	202,999
0.043%, due 05/28/15[15]	271,000	271,001

Total short-term US government obligations (cost—$4,263,881)		4,263,897

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares		Value ($)
Investment companies—0.77%
iShares iBoxx $ High Yield Corporate Bond ETF		29,000	2,638,710
SPDR Barclays Short Term High Yield Bond ETF		156,200	4,582,908

Total investment companies (cost—$7,220,983)			7,221,618

	Face amount[1]
Repurchase agreement—0.47%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $4,519,215 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$4,514,570); proceeds: $4,426,000 (cost—$4,426,000)		4,426,000	4,426,000

	Notional Amount
Options purchased—0.04%
Call options & swaptions purchased—0.04%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.800%, expires 01/19/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/21/17 [8]	USD	23,600,000	27,659
3 Month USD LIBOR Interest Rate Swap, strike @ 1.100%, expires 01/19/16 (Counterparty: GSB; pay floating rate); underlying swap terminates 01/21/18 [8]	USD	8,000,000	23,056
3 Month USD LIBOR Interest Rate Swap, strike @ 1.100%, expires 01/29/16 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/02/18 [8]	USD	42,600,000	122,518
3 Month USD LIBOR Interest Rate Swap, strike @ 1.150%, expires 07/20/15 (Counterparty: GSB; pay floating rate); underlying swap terminates 07/22/18 [8]	USD	8,000,000	17,360
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 01/29/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/02/21 [8]	USD	4,000,000	24,408
3 Month USD LIBOR Interest Rate Swap, strike @ 1.750%, expires 01/29/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/02/26 [8]	USD	4,000,000	32,956
3 Month USD LIBOR Interest Rate Swap, strike @ 1.750%, expires 07/30/15 (Counterparty: CITI; pay floating rate); underlying swap terminates 08/03/25 [8]	USD	2,000,000	6,060
3 Month USD LIBOR Interest Rate Swap, strike @ 2.100%, expires 01/30/18 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/01/20 [8]	USD	7,900,000	85,201

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Notional Amount		Value ($)
Options purchased—(concluded)
Call options & swaptions purchased—(concluded)
USD Call/JPY Put, strike @ JPY 121, expires 6/19/15 (Counterparty HSBC)	USD	2,100,000	3,203

Total call options & swaptions purchased			342,421

Total options purchased (cost—$511,714)			342,421

	Number of shares
Investment of cash collateral from securities loaned—0.77%
Money market fund—0.77%
UBS Private Money Market Fund LLC [16] (cost—$7,251,600)		7,251,600	7,251,600

Total investments (cost—$964,172,721) [17]—104.06%			981,470,829

Liabilities in excess of other assets—(4.06)%			(38,304,866)

Net Assets—100.00%			943,165,963

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,811,963
Gross unrealized depreciation	(15,513,855)

Net unrealized appreciation	$17,298,108

Written options

Number of contracts	Call options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
85	US Treasury Note 10 Year Futures, strike @ $128.50, expires 05/22/2015	05/22/15	34,977	(34,977)	—
42	US Treasury Note 10 Year Futures, strike @ $129.00, expires 05/22/2015	05/22/15	14,228	(14,228)	—
84	US Treasury Note 10 Year Futures, strike @ $130.00, expires 05/22/2015	05/22/15	36,083	(9,187)	26,896

			85,288	(58,392)	26,896

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Written options—(concluded)

Number of contracts	Put options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
15	US Treasury Note 10 Year Futures, strike @ $127.50, expires 05/22/2015	05/22/15	5,875	(4,453)	1,422
34	US Treasury Note 10 Year Futures, strike @ $128.00, expires 05/22/2015	05/22/15	17,569	(15,406)	2,163

			23,444	(19,859)	3,585

			108,732	(78,251)	30,481

Written options activity for the nine months ended April 30, 2015 was as follows:

	Number of Contracts	Premiums received ($)
Options outstanding at July 31, 2014	125	13,130
Options written	1,792	566,028
Options exercised	(572)	(176,766)
Options terminated in closing purchase transactions	(369)	(89,775)
Options expired prior to exercise	(716)	(203,885)

Options outstanding at April 30, 2015	260	108,732

Written swaptions and foreign exchange written options8

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	15,700	3 Month USD LIBOR Interest Rate Swap strike @ 0.500%, terminating 01/21/16	MSCI	Receive	01/19/16	9,420	(4,977)	4,443
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 0.520%, terminating 01/21/16	MSCI	Receive	01/19/16	4,740	(2,781)	1,959
USD	15,700	3 Month USD LIBOR Interest Rate Swap strike @ 0.650%, terminating 01/21/16	MSCI	Receive	01/19/16	17,270	(10,252)	7,018
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 0.660%, terminating 01/21/16	MSCI	Receive	01/19/16	7,900	(5,380)	2,520
USD	8,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.700%, terminating 01/21/16	GSB	Receive	01/19/16	12,000	(5,968)	6,032
USD	42,600	3 Month USD LIBOR Interest Rate Swap strike @ 0.730%, terminating 02/02/16	BOA	Receive	01/29/16	60,500	(37,019)	23,481
USD	8,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.850%, terminating 07/22/15	GSB	Receive	07/20/15	13,600	(2,568)	11,032
USD	8,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.900%, terminating 01/21/16	GSB	Receive	01/19/16	21,600	(12,584)	9,016
USD	42,600	3 Month USD LIBOR Interest Rate Swap strike @ 0.915%, terminating 02/02/16	BOA	Receive	01/29/16	103,960	(71,227)	32,733
USD	8,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.000%, terminating 07/22/15	GSB	Receive	07/20/15	24,000	(7,440)	16,560

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Written swaptions and foreign exchange written options—(concluded)8

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	4,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.100%, terminating 01/21/16	MSCI	Receive	01/29/16	15,200	(8,808)	6,392
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.100%, terminating 02/01/18	JPMCB	Receive	01/30/18	41,080	(28,464)	12,616
USD	4,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.130%, terminating 02/02/16	MSC	Receive	01/29/16	23,200	(15,076)	8,124
USD	4,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.330%, terminating 02/02/16	MSCI	Receive	01/29/16	25,400	(11,616)	13,784
USD	2,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.430%, terminating 08/03/15	CITI	Receive	07/30/15	11,950	(1,706)	10,244
USD	4,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.540%, terminating 02/02/16	MSCI	Receive	01/29/16	40,000	(19,932)	20,068
USD	2,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.590%, terminating 08/03/15	CITI	Receive	07/30/15	18,600	(3,232)	15,368
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.600%, terminating 02/01/18	JPMCB	Receive	01/30/18	71,495	(52,061)	19,434

						521,915	(301,091)	220,824

		Call options written
USD	900	USD Call/INR Put, strike @ 65	JPMCB	Receive	06/05/15	4,545	(4,521)	24
USD	900	USD Call/INR Put, strike @ 65	JPMCB	Receive	07/15/15	7,848	(10,900)	(3,052)

						12,393	(15,421)	(3,028)

		Put options written
USD	300	USD Put/BRL Call, strike @ 3.02	DB		05/22/15	3,060	(6,052)	(2,992)
USD	900	USD Put/INR Call, strike @ 61.5	JPMCB		07/15/15	4,752	(911)	3,841
USD	900	USD Put/INR Call, strike @ 62	JPMCB		06/05/15	5,490	(554)	4,936
USD	2,700	USD Put/JPY Call, strike @ 117	BNP		07/02/15	15,255	(15,255)	—

						28,557	(22,772)	5,785

						562,865	(339,284)	223,581

Swaptions and foreign exchange written options activity for the nine months ended April 30, 2015 was as follows:

Premiums received ($)
Swaptions and foreign exchange written options outstanding at July 31, 2014	281,285
Swaptions and foreign exchange written options written	1,328,944
Swaptions and foreign exchange written options exercised	(162,370)
Swaptions and foreign exchange written options terminated in closing purchase transactions	(232,070)
Swaptions and foreign exchange written options expired prior to exercise	(652,924)

Swaptions and foreign exchange written options outstanding at April 30, 2015	562,865

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures buy contracts:
46	USD	US Long Bond Futures	June 2015	7,472,152	7,341,312	(130,840)
262	USD	US Treasury Note 10 Year Futures	June 2015	33,840,515	33,634,250	(206,265)
424	USD	US Treasury Note 5 Year Futures	June 2015	50,340,576	50,936,313	595,737
Interest rate futures buy contracts:
206	EUR	German Euro Bund Futures	June 2015	36,591,629	36,245,819	(345,810)
26	GBP	United Kingdom Long Gilt Bond Futures	June 2015	4,757,936	4,714,168	(43,768)
42	NZD	New Zealand Futures	December 2015	31,776,774	31,789,202	12,428
23	ZAR	South African Rand Future	June 2015	959,481	957,950	(1,531)

				165,739,063	165,619,014	(120,049)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures sell contracts:
40	USD	US Ultra Long Treasury Bond Futures	June 2015	6,699,261	6,580,000	119,261
6	USD	US Treasury Note 2 Year Futures	June 2015	1,308,636	1,315,594	(6,958)
57	USD	US Treasury Note 5 Year Futures	June 2015	6,780,186	6,847,570	(67,384)
53	USD	US Treasury Note 10 Year Futures	June 2015	6,746,109	6,803,875	(57,766)
Interest rate futures sell contracts:
507	GBP	90-Day Sterling Pound Futures	March 2016	96,492,327	96,434,254	58,073
30	EUR	Euro Bund Futures	May 2015	9,741	30,991	(21,250)
6	EUR	Euro Bund Futures	May 2015	1,948	1,886	62
84	EUR	Euro Bund Futures	May 2015	17,627	14,148	3,479
84	EUR	Euro—Bund Futures	May 2015	39,736	3,773	35,963
87	EUR	Euro—Bund Futures	May 2015	43,169	5,861	37,308
40	EUR	Euro—Bund Futures	May 2015	18,399	7,186	11,213
12	USD	British Pound Future	June 2015	1,106,202	1,151,550	(45,348)
26	EUR	Mid-Term Euro-OAT Futures	June 2015	4,495,630	4,502,606	(6,976)
6	EUR	German Euro Bund Futures	June 2015	1,055,685	1,055,703	(18)
34	USD	Euro Fx Future with American Style Options	June 2015	4,667,400	4,788,050	(120,650)
40	EUR	German Euro Buxl 30 Year Futures	June 2015	7,603,416	7,575,194	28,222
108	GBP	90-Day Sterling Pound Futures	June 2016	20,483,369	20,513,196	(29,827)
96	USD	90-Day Eurodollar Futures	December 2016	23,602,692	23,670,000	(67,308)
92	USD	90-Day Eurodollar Futures	September 2016	22,696,420	22,727,450	(31,030)
649	USD	90-Day Eurodollar Futures	June 2016	160,691,785	160,651,838	39,947
280	USD	90-Day Eurodollar Futures	March 2016	69,231,170	69,443,500	(212,330)
271	USD	90-Day Eurodollar Futures	December 2015	67,276,323	67,336,725	(60,402)
43	JPY	JGB MINI 10 Year Futures	June 2015	5,305,773	5,320,980	(15,207)

				506,373,004	506,781,930	(408,926)

						(528,975)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	MXN	18,264,000	USD	1,171,971	05/05/15	(18,486)
BNP	BRL	695,832	USD	232,440	05/05/15	1,493
BNP	EUR	77,761,000	USD	83,700,774	05/06/15	(3,614,267)
BNP	MXN	26,067,570	USD	1,728,160	05/05/15	29,062
BNP	MXN	13,214,724	USD	852,178	07/07/15	(5,319)
BNP	USD	237,000	BRL	695,832	05/05/15	(6,053)
BNP	USD	856,015	MXN	13,214,724	05/05/15	5,328
BOA	AUD	369,000	USD	280,721	05/06/15	(11,254)
BOA	JPY	3,976,980,000	USD	33,285,376	05/08/15	(22,871)
BOA	USD	4,036,392	JPY	480,000,000	05/08/15	(16,267)
CITI	AUD	5,696,000	USD	4,437,214	05/06/15	(69,812)
CITI	BRL	5,208,280	USD	1,739,805	05/05/15	11,173
CITI	EUR	4,158,000	USD	4,497,797	05/06/15	(171,072)
CITI	EUR	70,281,000	USD	76,209,765	06/02/15	(2,733,799)
CITI	MXN	21,772,258	USD	1,442,289	05/05/15	23,162
CITI	USD	1,577,502	BRL	5,208,280	05/05/15	151,130
CITI	USD	78,793,017	EUR	72,721,000	05/06/15	2,862,789
CITI	USD	509,951	INR	32,190,650	06/26/15	(8,618)
CITI	USD	820,454	MXN	12,640,000	05/05/15	3,428
CITI	USD	193,392	MXN	2,889,000	05/05/15	(5,085)
CSI	BRL	17,428,470	USD	6,385,224	07/02/15	712,868
CSI	MXN	13,611,000	USD	914,349	05/05/15	27,177
CSI	USD	302,627	KRW	333,601,200	05/18/15	8,473
CSI	USD	268,471	MXN	4,013,000	05/05/15	(6,901)
DB	BRL	77,124,882	USD	24,854,941	05/05/15	(742,856)
DB	BRL	695,951	USD	237,000	05/05/15	6,014
DB	BRL	62,121,022	USD	22,897,538	07/02/15	2,679,323
DB	GBP	461,000	USD	682,180	05/06/15	(25,449)
DB	USD	24,688,992	BRL	73,908,966	05/05/15	(158,560)
DB	USD	1,175,617	BRL	3,911,866	05/05/15	122,734
DB	USD	24,632,667	BRL	77,124,882	06/02/15	713,701
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(71,688)
DB	USD	1,389,225	EUR	1,282,000	05/06/15	50,287
DB	USD	3,441,315	EUR	3,135,000	06/02/15	80,093
DB	USD	1,791,068	JPY	214,200,000	05/08/15	2,913
GSB	AUD	5,117,000	USD	3,994,407	06/02/15	(48,467)
GSB	USD	4,000,471	AUD	5,117,000	05/06/15	48,415
GSB	USD	7,126,419	EUR	6,621,000	05/06/15	308,064
GSCM	CHF	138,000	USD	149,751	05/12/15	1,803
GSCM	USD	1,280,821	INR	80,986,340	06/26/15	(19,552)
GSCM	USD	394,328	MXN	5,858,920	05/05/15	(12,440)
HSBC	MXN	8,892,000	USD	585,825	05/05/15	6,239

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
HSBC	USD	369,157	MXN	5,512,000	05/05/15	(9,882)
HSBC	USD	234,000	MXN	3,652,974	05/05/15	4,103
JPMCB	BRL	68,004,736	USD	22,716,708	05/05/15	145,893
JPMCB	BRL	20,000,000	USD	5,906,762	01/05/16	(237,382)
JPMCB	CNY	41,302,100	USD	6,423,344	04/07/16	(87,687)
JPMCB	USD	20,976,168	BRL	68,004,736	05/05/15	1,594,647
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(377,282)
JPMCB	USD	1,395,893	EUR	1,295,000	05/06/15	58,216
JPMCB	USD	1,669,219	INR	105,811,809	06/26/15	(21,321)
JPMCB	USD	2,569,641	MXN	37,690,210	05/05/15	(112,972)
RBC	USD	141,515	EUR	131,718	06/26/15	6,485
SG	AUD	2,839,897	USD	2,144,506	06/26/15	(96,318)
SG	EUR	200,394	USD	215,765	06/26/15	(9,400)
SG	GBP	537,335	USD	796,202	06/26/15	(28,308)
SG	NZD	5,787,898	USD	4,308,396	06/26/15	(86,664)
SG	USD	1,388,086	EUR	1,309,175	06/26/15	82,918
SG	USD	107,565	GBP	70,618	06/26/15	794
SSC	EUR	9,036,034	USD	9,848,735	06/26/15	(304,256)
SSC	MXN	25,612,068	USD	1,698,019	06/26/15	34,766
SSC	NZD	162,935	USD	120,979	06/26/15	(2,746)
SSC	USD	112,513	ZAR	1,377,133	06/26/15	2,264
SSC	ZAR	33,607,757	USD	2,781,293	06/26/15	(19,760)
SSC	ZAR	1,820,787	USD	152,367	06/26/15	613
WBC	USD	209,640	MXN	3,136,000	05/05/15	(5,234)

						618,340

Credit default swaps on corporate issues—buy protection18

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments made by the Portfolio[20] (%)	Upfront payments made ($)	Value ($)	Unrealized (depreciation) ($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	1,643	09/20/15	7.150	—	(59,851)	(59,851)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Credit default swaps on corporate issues—sell protection21

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments received by the Portfolio[20] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)	Credit spread[22]
BB	BP Capital Markets America bond, 4.200%, due 6/15/18	EUR	500	06/20/15	1.000	75,251	1,365	76,616	0.07
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	1.000	187,663	(171,772)	15,891	4.13
BOA	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	5,300	06/20/19	1.000	(6,827)	69,626	62,799	0.70
BOA	Sprint Communications, Inc. bond, 8.375%, due 08/15/17	USD	2,800	12/20/19	5.000	(223,636)	159,313	(64,323)	3.77
CITI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	2,561	(1,081)	0.07
CSI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	(18,409)	15,366	(3,043)	0.07
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,475)	8,964	(15,511)	0.07
DB	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	100	03/20/19	0.455	(351)	1,367	1,016	0.67
DB	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	800	06/20/19	1.000	(1,248)	10,510	9,262	0.70
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	1.000	225,164	(198,199)	26,965	4.13
MSCI	Ford Motor Co. bond, 6.500%, due 08/01/18	USD	100	03/20/19	5.000	(14,409)	17,099	2,690	0.67
MSCI	United Mexican States, bond, 5.950%, due 03/19/19	USD	10,400	12/20/19	1.000	(92,231)	(49,682)	(141,913)	1.13

						102,850	(133,482)	(30,632)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[20]	Payments received by the Portfolio (%)[20]	Value ($)	Unrealized appreciation (depreciation) ($)
GBP	600	09/18/16	6 Month EURIBOR	1.500	(9,009)	(1,221)
USD	53,000	06/17/17	3 Month USD LIBOR	1.1250	(365,876)	(148,956)
USD	17,200	12/17/21	3 Month USD LIBOR	2.500	(888,580)	(721,418)
USD	12,700	12/03/24	3 Months USD LIBOR	0.235	(482,114)	(482,114)
USD	224,400	06/17/16	3 Month USD LIBOR	0.750	(459,273)	(207,116)
GBP	16,500	09/16/17	6 Month EURIBOR	1.500	(164,505)	22,468
GBP	2,000	12/16/17	6 Month EURIBOR	1.500	(12,989)	(8,518)
USD	24,400	09/16/17	3 Month USD LIBOR	1.500	(208,016)	(132,864)
USD	57,500	06/15/45	3 Month USD LIBOR	2.500	520,929	2,016,574
USD	4,800	06/15/22	3 Month USD LIBOR	2.000	(27,365)	(7,921)
USD	15,100	06/17/16	3 Month USD LIBOR	0.500	(19,644)	(3,185)
USD	7,000	12/17/44	3 Month USD LIBOR	3.500	(1,575,106)	198,503
MXN	28,400	09/20/29	Mexico Interbank TIIE 28 Days	6.710	59,856	4,909
MXN	14,100	10/10/19	Mexico Interbank TIIE 28 Days	5.010	(7,398)	(16,733)
MXN	25,100	01/07/22	Mexico Interbank TIIE 28 Days	5.375	(32,653)	(52,392)
MXN	150,000	12/31/29	Mexico Interbank TIIE 28 Days	6.025	(406,956)	(406,956)
MXN	58,000	11/17/21	Mexico Interbank TIIE 28 Days	5.430	(57,327)	(53,338)
MXN	250,000	01/16/20	Mexico Interbank TIIE 28 Days	4.975	(206,580)	(206,580)
MXN	11,100	01/08/30	Mexico Interbank TIIE 28 Days	5.990	(33,382)	(11,214)
MXN	228,000	05/16/16	Mexico Interbank TIIE 28 Days	3.925	17,129	17,129
MXN	26,600	02/18/30	Mexico Interbank TIIE 28 Days	6.620	38,999	38,118

					(4,319,860)	(162,825)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	338,634,895	—	338,634,895
Government national mortgage association certificates	—	35,904	—	35,904
Federal home loan bank certificates	—	4,380,344	—	4,380,344
Federal home loan mortgage corporation certificates	—	1,986,001	1,167,644	3,153,645
Federal housing administration certificates	—	—	16,611	16,611
Federal national mortgage association certificates	—	17,380,227	26,360	17,406,587
Collateralized mortgage obligations	—	131,789,573	—	131,789,573
Asset-backed securities	—	66,553,439	996,330	67,549,769

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary—(concluded)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate notes	—	294,906,930	—	294,906,930
Loan assignments	—	7,751,874	—	7,751,874
Non-US government obligations	—	59,749,169	—	59,749,169
Municipal bonds and notes	—	14,287,634	—	14,287,634
Preferred stock	7,800,000	—	—	7,800,000
Time deposit	—	10,502,358	—	10,502,358
Short-term US government obligations	—	4,263,897	—	4,263,897
Investment companies	7,221,618	—	—	7,221,618
Repurchase agreement	—	4,426,000	—	4,426,000
Options purchased	—	342,421	—	342,421
Investment of cash collateral from securities loaned	—	7,251,600	—	7,251,600
Futures contracts	941,693	—	—	941,693
Forward foreign currency contracts	—	9,786,368	—	9,786,368
Swap agreements	—	923,084	—	923,084

Total	15,963,311	974,951,718	2,206,945	993,121,974

Liabilities
Written options	(78,251)	—	—	(78,251)
Written swaptions	—	(339,284)	—	(339,284)
Futures contracts	(1,470,668)	—	—	(1,470,668)
Forward foreign currency contracts	—	(9,168,028)	—	(9,168,028)
Swap agreements	—	(5,436,277)	—	(5,436,277)

Total	(1,548,919)	(14,943,589)	—	(16,492,508)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Total ($)
Beginning balance	1,254,850	18,564	39,283	2,269,811	—	3,582,508
Purchases	—	—	—	—	—	—
Sales	(51,068)	(1,953)	(13,130)	(1,984,642)	—	(2,050,793)
Accrued discounts/(premiums)	—	(82)	—	—	—	(82)
Total realized gain/(loss)	(32)	(96)	—	7,316	—	7,188
Net change in unrealized appreciation/depreciation	(36,106)	178	207	(7,463)	—	(43,184)
Transfers into Level 3	—	—	—	—	996,330	996,330
Transfers out of Level 3	—	—	—	(285,022)	—	(285,022)

Ending balance	1,167,644	16,611	26,360	—	996,330	2,206,945

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015, was $106,604. At April 30, 2015, securities were transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source. Additionally, at April 30, 2015, another security was transferred from Level 2 to Level 3 as the valuation is based primarily on unobservable inputs. Both the transfer into Level 3 and the transfer out of Level 3 represent the value at the end of the period.

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	83.1
Cayman Islands	2.4
Germany	1.2
Switzerland	1.1
Netherlands	1.0
Brazil	1.0
Norway	1.0
Luxembourg	1.0
Slovenia	0.9
Spain	0.8
Mexico	0.7
South Korea	0.7
Italy	0.6
United Kingdom	0.6
British Virgin Islands	0.5
New Zealand	0.5
South Africa	0.3
Belgium	0.3
Ireland	0.3
Qatar	0.2
Australia	0.2
United Arab Emirates	0.2
India	0.2
Canada	0.2
Chile	0.2
France	0.2
Indonesia	0.1
Turkey	0.1
Guernsey	0.1
Hungary	0.1
Russia	0.1
Colombia	0.1
Kazakhstan	0.0	†
Ivory Coast	0.0	†
Bermuda	0.0	†
Panama	0.0	†
Serbia	0.0	†
Croatia	0.0	†
Romania	0.0	†
Nigeria	0.0	†
Bolivia	0.0	†
Azerbaijan	0.0	†
Costa Rica	0.0	†
Kenya	0.0	†
Morocco	0.0	†
Senegal	0.0	†
Ecuador	0.0	†
Mongolia	0.0	†
El Salvador	0.0	†
Peru	0.0	†
Viet Nam	0.0	†
Dominican Republic	0.0	†
Sri Lanka	0.0	†

Total	100.0

†	Amount represents less than 0.05%

Portfolio footnotes

††	Amount represents less than 0.005%.
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	In US Dollars unless otherwise indicated.
2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.90% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
6	Step bond that converts to the noted fixed rate at a designated future date.
7	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2015, the value of these securities amounted to 4.47% of net assets.
8	Illiquid investment as of April 30, 2015.
9	Security, or portion thereof, was on loan at April 30, 2015.
10	Perpetual investment. The maturity date reflects the next call date.
11	Bond interest in default.
12	Zero coupon bond. The rate shown represents annualized yield at the date of purchase.
13	Non cumulative preferred stock. Convertible until 12/31/49.
14	Rates shown are the discount rates at date of purchase.
15	Security, or portion thereof, pledged as collateral for open swap or futures.
16	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	1,125,765	131,552,184	125,426,349	7,251,600	441

17	Includes $7,095,612 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $7,251,600.
18	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index
19	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

20	Payments made or received are based on the notional amount.
21	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
22	Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.68%
Alabama—1.66%
Alabama Public School & College Authority Revenue Refunding
Series B
5.000%, due 01/01/26	3,750,000	4,524,075
Birmingham Waterworks Board Water Revenue
Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,280,006

		6,804,081

Arizona—0.42%
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,738,725

Arkansas—0.68%
University of Arkansas, (Fayetteville Campus),
Series A
5.000%, due 11/01/29	1,385,000	1,621,295
5.000%, due 11/01/30	1,000,000	1,166,100

		2,787,395

California—13.23%
California State
5.000%, due 08/01/19	3,000,000	3,232,650
5.000%, due 09/01/23	1,000,000	1,203,970
5.000%, due 12/01/24	2,000,000	2,423,560
5.000%, due 09/01/25	1,725,000	1,941,729
5.250%, due 10/01/20	1,000,000	1,174,750
5.500%, due 04/01/21	3,000,000	3,492,420
California State Department of Water Resources Power Supply Revenue
Series H (AGM Insured)
5.000%, due 05/01/22	1,400,000	1,571,808
Series L
5.000%, due 05/01/17	1,000,000	1,086,700
California State Economic Recovery Refunding
Series A
5.000%, due 07/01/20	3,000,000	3,468,840
California State Public Works Board Lease Revenue (Judicial Council Project)
Series A
5.000%, due 03/01/24	1,750,000	2,090,253
California State Public Works Board Lease Revenue Refunding
Series H
5.000%, due 12/01/23	2,705,000	3,306,808
California Statewide Communities Development Authority Revenue Kaiser Permanente
Series A
5.000%, due 04/01/19	3,000,000	3,433,950

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue St. Joseph
Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,676,910
Los Angeles Department of Airports (Los Angeles International Airport)
Series A
5.000%, due 05/15/32[1]	2,000,000	2,256,480
Los Angeles Department of Water & Power Revenue Power Systems
Series B
5.000%, due 07/01/25	5,000,000	5,923,350
North Natomas Community Facilities District No. 4 Special Tax
Series E
5.000%, due 09/01/19	1,385,000	1,571,283
Northern California Power Agency Refunding (Hydroelectric Project 1)
Series A
5.000%, due 07/01/28	1,845,000	2,094,758
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,151,360
San Diego Public Facilities Financing Authority Sewer Revenue Senior
Series A
5.000%, due 05/15/25	2,500,000	2,879,225
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	4,030,366
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,497,279
University of California Revenue Prerefunded General
Series Q
5.250%, due 05/15/23	2,390,000	2,633,804
University of California Revenue Unrefunded General
Series Q
5.250%, due 05/15/23	110,000	121,388

		54,263,641

Colorado—3.14%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project
Series A
4.000%, due 10/01/18	1,500,000	1,629,480
Denver City & County Airport Revenue
Series A
5.500%, due 11/15/19[1]	2,500,000	2,929,950
Subseries A
5.500%, due 11/15/26[1]	7,000,000	8,325,240

		12,884,670

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Connecticut—0.54%
Hartford County Metropolitan District Revenue (Green Bonds)
Series A
5.000%, due 11/01/29	1,870,000	2,199,232

District of Columbia—0.58%
Metropolitan Washington, Airport Authority Airport System Revenue
Series A
5.000%, due 10/01/22[1]	2,000,000	2,376,500

Florida—4.73%
Broward Port Facilities Revenue Refunding
Series B
5.000%, due 09/01/21[1]	2,000,000	2,328,580
Citizens Property Insurance Corp. Senior Secured Coastal
Series A-1
5.000%, due 06/01/19	2,000,000	2,274,140
Citizens Property Insurance Corp. Senior Secured High Risk Account
5.500%, due 06/01/17	2,835,000	3,107,500
Florida State Board of Education Lottery Revenue Refunding
Series E
5.000%, due 07/01/19	1,000,000	1,148,790
Florida State Municipal Power Agency Revenue All Requirements Power
Series A
5.250%, due 10/01/20	1,555,000	1,812,337
5.250%, due 10/01/21	2,000,000	2,266,840
JEA Electric System Revenue
Series A
5.000%, due 10/01/24	1,200,000	1,436,544
Lakeland Energy System Revenue Refunding
Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,200,840
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	2,828,628

		19,404,199

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—0.49%
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,006,988

Illinois—10.97%
Chicago O’Hare International Airport Revenue Refunding General Senior Lien
Series A
5.000%, due 01/01/18[1]	2,000,000	2,195,720
Chicago O’Hare International Airport Revenue Refunding General Third Lien
Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,106,910
Chicago O’Hare International Airport Revenue
Series A
5.000%, due 01/01/23[1]	1,150,000	1,320,994
Chicago Park District Refunding Limited Tax
Series C
5.000%, due 01/01/27	1,625,000	1,813,565
Chicago Wastewater Transmission Revenue Second Lien
5.000%, due 01/01/25	1,000,000	1,132,860
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,927,733
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,243,640
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,467,520
Illinois Finance Authority Revenue University of Chicago
Series A
5.000%, due 10/01/29	2,440,000	2,750,295

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Health Facilities Authority Revenue Evangelical Hospital
Series A (Escrowed to Maturity)
6.750%, due 04/15/17	290,000	313,455
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior
Series A-1
5.000%, due 01/01/25	1,250,000	1,419,937
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	7,157,546
6.000%, due 06/01/28	2,500,000	2,944,625
Regional Transportation Authority
Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,416,550
Springfield Electric Revenue
Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,073,680
University of Illinois, (Auxiliary Facilities System),
Series A
5.000%, due 04/01/27	4,000,000	4,604,280
University of Illinois,
Series A
5.000%, due 04/01/30	1,000,000	1,128,750

		45,018,060

Indiana—1.51%
Indiana University Revenues Student Fees
Series S
5.000%, due 08/01/19	1,185,000	1,336,372
Indianapolis Local Public Improvement Bond Bank Airport Authority
Series F (AMBAC Insured)
5.000%, due 01/01/22[1]	2,450,000	2,571,373
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care
Series A
5.000%, due 01/01/30	2,055,000	2,304,128

		6,211,873

Kansas—0.43%
Kansas State Department of Transportation Highway Revenue Refunding (Libor Index)
Series B-5
0.520%, due 09/01/19[2]	1,750,000	1,745,363

Kentucky—0.60%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,465,342

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—2.73%
East Baton Rouge Sewerage Commission Revenue Refunding
Series B
5.000%, due 02/01/28	1,000,000	1,179,640
New Orleans Aviation Board Revenue
Series B (AGM Insured)
5.000%, due 01/01/28[1]	1,500,000	1,717,590
State of Louisiana State Highway Improvement Revenue
Series A
5.000%, due 06/15/29	3,500,000	4,085,480
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds),
Series A
5.000%, due 05/15/27	4,000,000	4,201,880

		11,184,590

Maryland—1.43%
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,668,885
State of Maryland Second
Series C
5.250%, due 08/01/20	3,500,000	4,189,010

		5,857,895

Massachusetts—4.91%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program),
Series A,
5.000%, due 06/15/23	2,500,000	3,015,325
Massachusetts Development Finance Agency Revenue Unrefunded-Partners Healthcare System
5.000%, due 07/01/19	475,000	518,325
Massachusetts Educational Financing Authority,
Series K
5.000%, due 07/01/22[1]	2,500,000	2,831,525
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
Series M
5.250%, due 07/01/29	1,000,000	1,294,430
Massachusetts State College Building Authority Revenue Refunding
Series B
5.000%, due 05/01/29	2,500,000	2,857,800
Massachusetts State School Building Authority Dedicated Sales Tax Revenue
Series B
5.000%, due 08/15/28	3,000,000	3,559,110
Massachusetts State
Series B
5.000%, due 08/01/22	5,000,000	6,071,850

		20,148,365

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—3.78%
Detroit Sewer Disposal Revenue Senior Lien
Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,839,500
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,654,978
Michigan State Finance Authority Revenue Refunding (Detroit School District)
Series A
5.000%, due 05/01/22	1,485,000	1,725,971
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment)
Series B
5.000%, due 07/01/21	4,000,000	4,465,440
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage)
Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,676,355
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,595,460
Series D
5.000%, due 12/01/17	510,000	560,062

		15,517,766

Missouri—3.70%
City of Kansas City, Missouri Airport Revenue
Series A
5.000%, due 09/01/23[1]	5,000,000	5,696,650
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project
Series A
5.000%, due 12/01/25	2,300,000	2,747,833
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth
Series A
5.000%, due 11/15/34	2,000,000	2,228,920

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care
Series A
5.000%, due 06/01/27	1,500,000	1,754,580
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems
Series A (AGM Insured)
5.000%, due 11/15/17	2,500,000	2,752,500

		15,180,483

Nebraska—2.16%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,598,596
Nebraska Public Power District
Series A-1
5.000%, due 01/01/30	1,245,000	1,446,927
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2
Series A3
5.000%, due 01/01/30	2,500,000	2,811,900

		8,857,423

Nevada—1.16%
Las Vegas Valley Water District Refunding & Improvement
Series A
5.000%, due 02/01/17	1,500,000	1,614,645
Las Vegas Valley Water District
Series B
5.000%, due 06/01/25	2,700,000	3,160,026

		4,774,671

New Jersey—1.49%
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co.
Series C
5.100%, due 06/01/23[1]	1,000,000	1,118,880
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,778,430
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,110,130
Rutgers State University Revenue,
Series J
5.000%, due 05/01/19	1,860,000	2,123,692

		6,131,132

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Mexico—0.91%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue
Subseries B
0.770%, due 02/01/19[2]	1,000,000	996,270
0.870%, due 11/01/39[2]	2,750,000	2,747,607

		3,743,877

New York—11.38%
Metropolitan Transportation Authority New York Dedicated Tax Fund
Subseries B-1
5.000%, due 11/15/29	2,500,000	2,884,450
Metropolitan Transportation Authority Revenue Transportation
Series B
5.000%, due 11/15/27	2,090,000	2,439,803
Series D
5.000%, due 11/15/23	1,400,000	1,541,974
Series G
5.000%, due 11/15/18	2,500,000	2,827,525
New York City Health & Hospital Corp. Revenue Health System
Series A
5.000%, due 02/15/22	3,500,000	4,029,270
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding
Series DD
5.000%, due 06/15/29	1,500,000	1,770,690
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution)
Series HH
5.000%, due 06/15/29	2,500,000	2,872,800
New York City
Series B
5.000%, due 08/01/17	1,750,000	1,912,855
Series E
5.000%, due 08/01/24	3,065,000	3,681,985
Series H
5.000%, due 08/01/25	2,990,000	3,579,239
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B
5.000%, due 02/01/23	2,500,000	2,929,150
Subseries I
5.000%, due 05/01/23	2,435,000	2,956,090

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dorm Authority State Personal Income Tax Revenue General Purpose
Series C
5.000%, due 03/15/25	2,320,000	2,744,862
New York State Thruway Authority General Revenue Junior Indebtedness
Series A
5.000%, due 05/01/19	3,000,000	3,411,060
New York State Thruway Authority General Revenue
Series I
5.000%, due 01/01/20	1,500,000	1,738,080
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth)
5.000%, due 09/01/22[1]	2,400,000	2,849,304
Tobacco Settlement Funding Corp., (Asset-Backed Revenue Bonds),
Series B
5.000%, due 06/01/20	1,000,000	1,051,250
Triborough Bridge & Tunnel Authority Revenue
Subseries 2003B-2
0.470%, due 01/01/33[2]	1,500,000	1,492,770

		46,713,157

North Carolina—0.89%
North Carolina Capital Improvement Obligations
Series C
5.000%, due 05/01/30	1,000,000	1,156,150
University of North Carolina Chapel Hill Revenue
Series A
5.000%, due 12/01/27	2,160,000	2,493,806

		3,649,956

Ohio—0.83%
Kent State University Revenue General Receipts
Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,412,050

Pennsylvania—2.42%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,136,510
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
Series B
5.000%, due 01/01/22	1,750,000	1,909,617

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,182,840
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania
Series A
5.000%, due 09/01/17	1,150,000	1,261,159
Philadelphia School District Refunding
Series E
5.000%, due 09/01/18	1,000,000	1,115,970
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project
Series B
5.500%, due 09/15/21	2,000,000	2,322,020

		9,928,116

Rhode Island—1.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,260,095

South Carolina—1.26%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,870,125
Richland County School District No. 002
Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,280,660

		5,150,785

Tennessee—1.43%
Metropolitan Government of Nashville & Davidson County,
Series D
5.000%, due 07/01/23	5,000,000	5,879,550

Texas—11.35%
Arlington Independent School District School Building Bond,
Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,671,642
5.000%, due 02/15/26	1,295,000	1,528,281
Central Texas Turnpike System
Series C
5.000%, due 08/15/31	2,000,000	2,217,700

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
City of Brownsville, Texas Utilities System Revenue
Series A
5.000%, due 09/01/28	2,225,000	2,543,309
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,285,229
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,985,075
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,900,525
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,244,780
Harris County Hospital District Revenue Refunding Senior Lien
Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,780,676
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,443,060
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue
Series A
5.000%, due 11/01/29	2,000,000	2,299,520
Harris County-Houston Sports Authority Revenue Refunding Senior Lien
Series A
5.000%, due 11/15/29	1,000,000	1,135,540
Houston Utility System Revenue First Lien
Series D
5.000%, due 11/15/29	2,000,000	2,309,880
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,975,176
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,578,514
5.000%, due 09/01/22	1,400,000	1,524,082
North Texas Tollway Authority Revenue Refunding
Series A
5.000%, due 01/01/31	2,750,000	3,083,382
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	4,370,000	5,078,770
Socorro Independent School District Refunding
Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,582,940
University of Texas University Revenues Refunding Financing System
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	210,023
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,186,370

		46,564,474

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Utah—0.41%
Intermountain Power Agency Power Supply Revenue Refunding,
Subseries A
5.000%, due 07/01/17	1,500,000	1,638,615
Utah State Housing Finance Agency Single-Family Mortgage
Series G-3, Class III
5.700%, due 07/01/15[1]	35,000	35,123

		1,673,738

Washington—4.24%
County of King, Washington Sewer Revenue
5.000%, due 07/01/33	4,555,000	5,306,211
Energy Northwest Electric Revenue Unrefunded (Columbia Station),
Series A
5.000%, due 07/01/21	1,375,000	1,448,205
5.000%, due 07/01/23	1,715,000	1,803,494
Port of Seattle Revenue Refunding
5.500%, due 12/01/22[1]	500,000	599,875
Seattle Municipal Lighting & Power Revenue Refunding & Improvement
Series A
5.000%, due 02/01/22	2,500,000	2,963,900
Washington State Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,327,813
5.000%, due 07/01/20	2,625,000	2,952,600

		17,402,098

Wisconsin—2.18%
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,140,510
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.)
Series A
5.125%, due 04/15/31	3,000,000	3,331,620
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health)
Series A
5.000%, due 12/01/26	1,175,000	1,372,282

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
WPPI Energy Power Supply Revenue
Series A
5.000%, due 07/01/32	2,760,000	3,108,202

		8,952,614

Total municipal bonds and notes (cost—$388,099,380)		404,888,904

Tax-free money market fund—0.72%
State Street Global Advisors Tax Free Money Market Fund (cost—$2,950,792)	2,950,792	2,950,792

Total investments (cost—$391,050,172)—99.40%		407,839,696
Other assets in excess of liabilities—0.60%		2,477,059

Net assets—100.00%		410,316,755

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,044,785
Gross unrealized depreciation	(1,255,261)

Net unrealized appreciation	$16,789,524

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	404,888,904	—	404,888,904
Tax-free money market fund	—	2,950,792	—	2,950,792

Total	—	407,839,696	—	407,839,696

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security subject to Alternative Minimum Tax.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
3	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—96.47%
Australia—0.73%
Australia & New Zealand Banking Group Ltd.
5.125%, due 09/10/19[1]	EUR	1,800,000	2,386,429
Westpac Banking Corp.
3.625%, due 02/28/23[1,2]	USD	1,750,000	1,807,575

			4,194,004

Belgium—1.53%
Anheuser-Busch InBev SA
6.500%, due 06/23/17[1]	GBP	1,400,000	2,380,621
Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	4,400,000	6,354,324

			8,734,945

Canada—2.68%
Canadian Government Bond
5.750%, due 06/01/33	CAD	3,760,000	4,845,865
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	1,946,660
Royal Bank of Canada
1.400%, due 10/13/17	USD	2,450,000	2,457,443
Toronto-Dominion Bank
1.400%, due 04/30/18	USD	6,050,000	6,056,395

			15,306,363

Denmark—0.42%
Denmark Government Bond
1.500%, due 11/15/23	DKK	14,450,000	2,392,007

Finland—0.46%
Finland Government Bond
3.500%, due 04/15/21[1,3]	EUR	1,950,000	2,622,901

France—9.32%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[3]	USD	6,600,000	6,654,516
BNP Paribas SA
2.375%, due 09/14/17	USD	5,700,000	5,823,359
4.250%, due 10/15/24	USD	2,950,000	3,013,104
BPCE SA
4.625%, due 07/30/15[2,4]	EUR	1,100,000	1,242,533
Crown European Holdings SA
4.000%, due 07/15/22[1]	EUR	1,000,000	1,198,642

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
France—(concluded)
Electricite de France SA
2.750%, due 03/10/23[1]	EUR	2,900,000	3,667,498
4.250%, due 01/29/20[1,2,4]	EUR	1,100,000	1,330,858
France Government Bond OAT
2.250%, due 05/25/24	EUR	7,750,000	10,028,285
3.250%, due 10/25/21	EUR	5,200,000	6,964,544
4.750%, due 04/25/35	EUR	3,300,000	6,135,743
Numericable-SFR
5.375%, due 05/15/22[1]	EUR	950,000	1,114,709
Republic of France
4.000%, due 04/25/55	EUR	450,000	895,314
Societe Generale SA
2.750%, due 10/12/17	USD	4,150,000	4,265,864
5.200%, due 04/15/21[1]	USD	800,000	905,267

			53,240,236

Germany—1.58%
Bundesrepublik Deutschland
5.500%, due 01/04/31	EUR	3,450,000	6,706,456
Trionista Holdco GmbH
5.000%, due 04/30/20[1]	EUR	800,000	936,457
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.500%, due 01/15/27[3]	EUR	200,000	223,447
4.000%, due 01/15/25[1]	EUR	1,000,000	1,150,921

			9,017,281

Indonesia—0.45%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	2,600,000	2,544,750

Ireland—0.89%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 01/15/22[3]	EUR	1,000,000	1,146,710
German Residential Funding PLC
1.192%, due 08/27/24[1,2]	EUR	1,920,855	2,199,969
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[1]	EUR	1,350,000	1,754,781

			5,101,460

Italy—10.40%
Assicurazioni Generali SpA
2.875%, due 01/14/20[1]	EUR	100,000	122,717

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Italy—(concluded)
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[1]	EUR	7,200,000	9,542,805
4.750%, due 09/01/21	EUR	3,700,000	5,113,289
Enel SpA
6.500%, due 01/10/74[1,2]	EUR	900,000	1,129,308
Intesa Sanpaolo SpA
4.375%, due 10/15/19[1]	EUR	1,200,000	1,542,180
Italy Buoni Poliennali Del Tesoro
1.500%, due 06/01/25	EUR	5,600,000	6,295,153
3.250%, due 09/01/46[1,3]	EUR	1,600,000	2,092,306
3.500%, due 03/01/30[1,3]	EUR	2,100,000	2,828,261
3.750%, due 09/01/24	EUR	2,000,000	2,691,377
4.500%, due 03/01/24	EUR	4,950,000	6,980,926
4.750%, due 09/15/16	EUR	7,050,000	8,417,972
4.750%, due 09/01/44[1,3]	EUR	2,700,000	4,475,509
5.000%, due 09/01/40[1]	EUR	4,000,000	6,642,780
UniCredit SpA
3.375%, due 01/11/18[1]	EUR	1,300,000	1,562,465

			59,437,048

Japan—9.64%
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	5,030,046
Government of Japan
2.200%, due 09/20/26	JPY	1,016,100,000	10,167,885
2.300%, due 06/20/35	JPY	1,177,000,000	11,962,174
2.300%, due 12/20/36	JPY	480,000,000	4,870,231
Japan Government Thirty Year Bond
2.000%, due 09/20/41	JPY	882,600,000	8,548,240
Mizuho Bank Ltd.
1.300%, due 04/16/17[3]	USD	5,900,000	5,896,820
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	2,600,000	2,642,614
The Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450%, due 09/08/17[3]	USD	6,000,000	5,982,372

			55,100,382

Liberia—0.07%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	372,531

Luxembourg—1.24%
Actavis Funding SCS
3.450%, due 03/15/22	USD	4,350,000	4,419,913

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Luxembourg—(concluded)
Fiat Chrysler Finance Europe
4.750%, due 07/15/22[1]	EUR	100,000	124,356
KION Finance SA
6.750%, due 02/15/20[1]	EUR	950,000	1,142,764
Wind Acquisition Finance SA
4.000%, due 07/15/20[1]	EUR	1,250,000	1,421,331

			7,108,364

Malaysia—0.29%
Malaysia Government Bond,
Series 0111
4.160%, due 07/15/21	MYR	5,800,000	1,663,256

Mexico—4.40%
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	3,304,977
6.500%, due 06/09/22	MXN	157,500,000	10,742,051
8.000%, due 12/07/23	MXN	129,000,000	9,607,650
8.500%, due 05/31/29	MXN	19,200,000	1,518,640

			25,173,318

Netherlands—4.71%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[1]	USD	4,000,000	4,194,012
6.375%, due 04/27/21[1]	EUR	1,100,000	1,558,249
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[3]	USD	2,650,000	2,695,121
EDP Finance BV
2.625%, due 01/18/22[1]	EUR	500,000	591,933
4.125%, due 01/15/20[3]	USD	800,000	826,400
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	1,014,000	1,181,986
5.000%, due 09/14/22[1]	EUR	1,100,000	1,564,075
ING Bank N.V.
3.750%, due 03/07/17[3]	USD	3,150,000	3,288,685
6.125%, due 05/29/23[2]	EUR	1,450,000	1,860,086
Linde Finance BV
3.125%, due 12/12/18	EUR	2,050,000	2,530,408
Netherlands Government Bond
4.000%, due 01/15/37[1]	EUR	1,900,000	3,491,022
Samvardhana Motherson Automotive Systems Group BV
4.125%, due 07/15/21[1]	EUR	1,050,000	1,205,641
Telefonica Europe BV
5.875%, due 03/31/24[1,2,4]	EUR	800,000	1,024,109
UPC Holding BV
6.750%, due 03/15/23[3]	EUR	750,000	924,456

			26,936,183

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Norway—0.13%
DnB Bank ASA
4.375%, due 02/24/21[1]	EUR	570,000	766,843

Poland—0.23%
Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,306,017

Romania—0.18%
Romanian Government International Bond
2.875%, due 10/28/24[1]	EUR	850,000	1,018,846

South Korea—2.26%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	4,709,000,000	4,608,239
5.750%, due 09/10/18	KRW	7,924,710,000	8,303,297

			12,911,536

Spain—9.43%
BBVA Senior Finance SAU
2.375%, due 01/22/19[1]	EUR	2,000,000	2,387,644
Iberdrola Finanzas SAU
4.125%, due 03/23/20	EUR	1,800,000	2,345,573
Santander International Debt SAU
4.000%, due 01/24/20[1]	EUR	1,900,000	2,450,850
Spain Government Bond
1.600%, due 04/30/25[1,3]	EUR	5,600,000	6,359,038
3.800%, due 04/30/24[1,3]	EUR	2,150,000	2,901,366
4.250%, due 10/31/16	EUR	7,600,000	9,069,590
4.400%, due 10/31/23[1,3]	EUR	2,250,000	3,149,254
4.900%, due 07/30/40	EUR	1,250,000	2,058,549
5.150%, due 10/31/44[1,3]	EUR	6,250,000	10,951,927
5.850%, due 01/31/22	EUR	6,350,000	9,367,307
6.000%, due 01/31/29	EUR	1,700,000	2,850,088

			53,891,186

Sweden—2.39%
Government of Sweden
3.500%, due 06/01/22	SEK	18,225,000	2,684,712
4.250%, due 03/12/19	SEK	14,830,000	2,078,974

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Sweden—(concluded)
Nordea Bank AB
3.125%, due 03/20/17[3]	USD	5,200,000	5,381,288
Swedbank AB
2.125%, due 09/29/17[3]	USD	3,450,000	3,499,149

			13,644,123

Switzerland—0.41%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20[3]	USD	2,350,000	2,358,246

United Kingdom—12.15%
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	1,900,000	2,281,875
Arkle Master Issuer PLC
3.986%, due 08/17/17[1]	GBP	1,050,000	1,706,346
4.681%, due 02/17/17[1]	GBP	700,000	1,137,261
Barclays Bank PLC
5.140%, due 10/14/20	USD	1,100,000	1,216,911
BAT International Finance PLC
3.625%, due 11/09/21[1]	EUR	1,050,000	1,384,251
Coventry Building Society
2.250%, due 12/04/17[1]	EUR	4,200,000	4,932,357
HSBC Holdings PLC
4.250%, due 03/14/24	USD	2,700,000	2,816,200
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[3]	USD	3,450,000	3,436,139
Lloyds TSB Bank PLC
6.500%, due 03/24/20[1]	EUR	1,400,000	1,936,967
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,573,619
Royal Bank of Scotland PLC
6.125%, due 01/11/21	USD	1,500,000	1,775,646
Silverstone Master Issuer PLC
0.936%, due 01/21/70[2,3]	GBP	1,400,000	2,153,547
5.063%, due 10/21/16[1]	GBP	1,300,000	2,104,422
Taurus 2013 GMF1 PLC, Class A
1.098%, due 05/21/24[1,2]	EUR	1,163,609	1,326,156
United Kingdom Gilt
3.250%, due 01/22/44[1]	GBP	2,950,000	5,175,571
4.500%, due 09/07/34[1]	GBP	6,100,000	12,416,166
United Kingdom Gilt Inflation Linked[5]
1.875%, due 11/22/22[1]	GBP	9,996,320	18,905,769
United Kingdom Treasury Bonds
4.250%, due 12/07/55[1]	GBP	1,420,000	3,171,698

			69,450,901

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—20.48%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[3]	USD	2,350,000	2,389,417
Activision Blizzard, Inc.
5.625%, due 09/15/21[3]	USD	1,350,000	1,442,813
AES Corp.
3.262%, due 06/01/19[2]	USD	1,450,000	1,450,000
American Express Credit Corp.
2.375%, due 03/24/17	USD	7,400,000	7,590,587
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,296,154
AT&T, Inc.
1.300%, due 09/05/23	EUR	550,000	611,616
2.400%, due 03/15/24	EUR	900,000	1,084,768
2.500%, due 03/15/23	EUR	1,300,000	1,579,071
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,875,210
Branch Banking & Trust Co.
3.800%, due 10/30/26	USD	1,600,000	1,666,118
Capital One NA/Mclean VA
1.500%, due 09/05/17	USD	1,800,000	1,796,373
Caterpillar Financial Services Corp.
1.000%, due 03/03/17	USD	2,900,000	2,912,708
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, due 01/31/22	USD	950,000	1,011,750
Cigna Corp.
3.250%, due 04/15/25	USD	3,800,000	3,810,655
Cisco Systems, Inc.
1.100%, due 03/03/17[6]	USD	2,800,000	2,818,362
Citigroup Commercial Mortgage Trust 2014-388G, Class A
0.932%, due 06/15/33[2,3]	USD	1,800,000	1,792,024
Commercial Mortgage Pass-Through Certificates,
Series 2012-9W57, Class A
2.365%, due 02/10/29[3]	USD	1,000,000	1,020,265
Constellation Energy Group, Inc.
5.150%, due 12/01/20	USD	2,600,000	2,903,259

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Daimler Finance North America LLC
1.125%, due 03/10/17[3]	USD	2,850,000	2,851,394
DB Master Finance LLC,
Series 2015-1A, Class A2I
3.262%, due 02/20/45[3]	USD	2,850,000	2,869,733
Duke Energy Corp.
2.100%, due 06/15/18	USD	550,000	560,491
3.050%, due 08/15/22[6]	USD	1,150,000	1,173,690
Ford Credit Auto Owner Trust,
Series 2014-2, Class A
2.310%, due 04/15/26[3]	USD	2,950,000	3,002,118
Ford Motor Credit Co. LLC
1.684%, due 09/08/17	USD	2,850,000	2,850,695
5.000%, due 05/15/18	USD	1,500,000	1,632,773
General Electric Capital Corp.
6.000%, due 08/07/19	USD	2,250,000	2,630,088
Glencore Funding LLC
2.125%, due 04/16/18[3,6]	USD	1,200,000	1,198,673
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[3]	USD	2,200,000	2,311,630
Hilton USA Trust,
Series 2013-HLT
2.662%, due 11/05/30[3]	USD	2,980,000	2,975,646
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,249,875
Jarden Corp.
3.750%, due 10/01/21[1]	EUR	1,100,000	1,315,419
JBS USA LLC/JBS USA Finance, Inc.
7.250%, due 06/01/21[1]	USD	750,000	789,375
JPMorgan Chase & Co.
1.350%, due 02/15/17	USD	1,750,000	1,755,271
3.125%, due 01/23/25	USD	4,350,000	4,292,062
Morgan Stanley
5.500%, due 07/28/21	USD	2,400,000	2,766,139
Morgan Stanley Capital I Trust 2014-CPT, Class A
3.350%, due 07/13/29[3]	USD	3,850,000	4,038,061
New York Life Global Funding
1.650%, due 05/15/17[3]	USD	2,700,000	2,737,703
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, due 07/15/45[3]	USD	1,348,000	1,509,559
PPG Industries, Inc.
0.875%, due 03/13/22	EUR	2,200,000	2,450,631
PPL Capital Funding, Inc.
3.950%, due 03/15/24	USD	700,000	748,717

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
Prudential Financial, Inc.
3.500%, due 05/15/24	USD	2,950,000	3,017,534
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, due 06/01/19[3]	USD	1,050,000	1,097,250
Reliance Holding USA, Inc.
5.400%, due 02/14/22[3]	USD	2,300,000	2,531,436
Roche Holdings, Inc.
6.500%, due 03/04/21[1]	EUR	2,000,000	2,999,035
Sempra Energy
3.550%, due 06/15/24	USD	2,900,000	2,996,843
SunTrust Banks, Inc.
2.350%, due 11/01/18	USD	1,900,000	1,930,360
Synchrony Financial
1.875%, due 08/15/17	USD	1,750,000	1,752,502
2.700%, due 02/03/20	USD	1,300,000	1,302,666
The Coca-Cola Co
0.266%, due 09/09/19[2]	EUR	1,200,000	1,350,163
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	USD	2,350,000	2,727,196
UnitedHealth Group, Inc.
2.750%, due 02/15/23	USD	1,500,000	1,497,269
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	800,000	976,764
Wells Fargo & Co.
4.100%, due 06/03/26	USD	3,950,000	4,093,946

			117,033,857

Total long-term global debt securities (cost—$565,553,490)			551,326,584

Repurchase agreement—2.19%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $12,812,269 Federal National Mortgage Association obligations, 2.110% to 2.120% due 10/07/22; (value—$12,799,103); proceeds: $12,548,000 (cost—$12,548,000)	USD	12,548,000	12,548,000

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.05%
Money market fund—0.05%
UBS Private Money Market Fund LLC[7] (cost—$286,640)	286,640	286,640

Total investments (cost—$578,388,130)[8]—98.71%		564,161,224
Other assets in excess of liabilities—1.29%		7,352,985

Net assets—100.00%		571,514,209

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,768,409
Gross unrealized depreciation	(28,995,315)

Net unrealized depreciation	$(14,226,906)

Futures contracts

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
87	AUD	Australian Bond 10 Year Futures	June 2015	8,945,134	8,899,207	(45,927)
180	CAD	Canada Government Bond 10 Year Futures	June 2015	21,240,779	20,921,177	(319,602)
72	EUR	German Euro BOBL Futures	June 2015	10,451,788	10,412,861	(38,927)
46	EUR	German Euro Bund Futures	June 2015	8,170,116	8,093,727	(76,389)
219	EUR	German Euro Schatz Futures	June 2015	27,339,989	27,338,391	(1,598)
108	GBP	United Kingdom Long Gilt Bond Futures	June 2015	19,633,498	19,581,927	(51,571)
48	JPY	Japan Government Bond 10 Year Futures	June 2015	59,218,693	59,453,266	234,573

				154,999,997	154,700,556	(299,441)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures sell contracts:
3	USD	US Long Bond Futures	June 2015	482,220	478,781	3,439
189	USD	US Treasury Note 2 Year Futures	June 2015	41,275,449	41,441,204	(165,755)
296	USD	US Treasury Note 5 Year Futures	June 2015	35,225,658	35,559,313	(333,655)
749	USD	US Treasury Note 10 Year Futures	June 2015	95,714,888	96,152,875	(437,987)
Interest rate futures sell contracts:
21	EUR	German Euro Buxl 30 Year Futures	June 2015	3,980,742	3,976,977	3,765

				176,678,957	177,609,150	(930,193)

						(1,229,634)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CSI	EUR	835,184	CZK	22,900,000	06/10/15	(982)
CSI	EUR	15,416,265	JPY	1,990,763,928	06/16/15	(639,777)
CSI	EUR	61,861,167	USD	66,499,208	06/16/15	(2,999,528)
CSI	MXN	178,541,454	USD	11,881,061	06/10/15	273,315
CSI	USD	3,719,991	CHF	3,602,662	06/16/15	147,427
DB	EUR	10,113,813	USD	10,987,282	06/16/15	(375,213)
DB	MYR	2,770,000	USD	761,763	06/10/15	(13,473)
DB	USD	752,070	TRY	1,898,000	06/10/15	(49,550)
GSI	EUR	573,532	NOK	5,007,678	06/16/15	19,923
GSI	EUR	6,494,677	USD	7,078,452	06/16/15	(218,078)
GSI	MXN	180,779,985	USD	12,030,024	06/10/15	276,742
GSI	USD	1,191,219	EUR	1,064,739	06/16/15	4,976
GSI	USD	1,074,255	ZAR	12,530,000	06/10/15	(27,187)
JPMCB	CZK	6,400,000	EUR	233,457	06/10/15	322
JPMCB	DKK	1,267,964	EUR	170,038	06/16/15	61
JPMCB	GBP	20,050,768	USD	29,577,890	06/16/15	(1,190,935)
JPMCB	KRW	7,839,094,000	USD	7,104,188	06/10/15	(201,487)
JPMCB	NZD	11,841,579	USD	8,712,323	06/16/15	(288,202)
JPMCB	SEK	14,456,956	EUR	1,559,593	06/16/15	15,900
JPMCB	USD	5,500,121	AUD	7,273,946	06/16/15	242,529
JPMCB	USD	6,391,934	CAD	8,126,705	06/16/15	339,612
JPMCB	USD	719,516	SGD	976,779	06/10/15	18,152

						(4,665,453)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	551,326,584	—	551,326,584
Repurchase agreement	—	12,548,000	—	12,548,000
Investment of cash collateral from securities loaned	—	286,640	—	286,640
Futures contracts	241,777	—	—	241,777
Forward foreign currency contracts	—	1,338,959	—	1,338,959

Total	241,777	565,500,183	—	565,741,960

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary—(concluded)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Liabilities
Futures contracts	(1,471,411)	—	—	(1,471,411)
Forward foreign currency contracts	—	(6,004,412)	—	(6,004,412)

Total	(1,471,411)	(6,004,412)	—	(7,475,823)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments
	Long-term (%)	Short-term (%)
Government and other public issuers	50.45	—
Repurchase agreement	—	2.22
Banks and other financial institutions	38.49	—
Industrial	8.79	—
Investment of cash collateral from securities loaned	—	0.05

	97.73	2.27

Portfolio footnotes

1	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2015, the value of these securities amounted to 29.38% of net assets.
2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 19.88% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	Perpetual investment. The maturity date reflects the next call date.
5	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
6	Security, or portion thereof, was on loan at April 30, 2015.
7	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	1,325,980	12,473,553	13,512,893	286,640	21

8	Includes $280,050 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $286,640.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—93.52%
Aerospace & defense—1.93%
Ducommun, Inc.
9.750%, due 07/15/18		635,000	673,100
KLX, Inc.
5.875%, due 12/01/22[2]		2,070,000	2,085,525
Spirit AeroSystems, Inc.
5.250%, due 03/15/22		3,000,000	3,127,500
TransDigm, Inc.
6.000%, due 07/15/22		1,610,000	1,620,063
6.500%, due 07/15/24		1,200,000	1,217,820

			8,724,008

Airlines—1.21%
American Airlines Group, Inc.
4.625%, due 03/01/20[2,3]		2,250,000	2,219,062
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18		463,564	489,616
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19		484,398	533,139
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21		1,450,344	1,628,011
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19		518,897	590,245

			5,460,073

Auto & truck—1.98%
Ford Holdings, Inc.
9.300%, due 03/01/30		1,145,000	1,743,528
9.375%, due 03/01/20		644,000	821,582
Ford Motor Co.
6.625%, due 10/01/28		1,595,000	2,013,568
8.875%, due 01/15/22		1,000,000	1,297,975
9.215%, due 09/15/21		282,000	373,503
Navistar International Corp.
8.250%, due 11/01/21[3]		2,702,000	2,671,602

			8,921,758

Automotive parts—1.70%
FTE Verwaltungs GmbH
9.000%, due 07/15/204	EUR	1,600,000	1,913,336
Gajah Tunggal Tbk PT
7.750%, due 02/06/18[2]		1,650,000	1,620,787
Goodyear Tire & Rubber Co.
6.500%, due 03/01/21[3]		400,000	423,200
7.000%, due 05/15/22		1,710,000	1,872,450
8.250%, due 08/15/20		420,000	443,100
MPG Holdco I, Inc.
7.375%, due 10/15/22[2]		1,305,000	1,389,825

			7,662,698

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—8.00%
Banco Continental SAECA
8.875%, due 10/15/17[2]		1,500,000	1,563,750
Banco do Brasil SA
5.875%, due 01/26/22[2]		950,000	954,465
5.875%, due 01/19/23[2,3]		950,000	961,813
Barclays Bank PLC
10.000%, due 05/21/21[4]	GBP	1,350,000	2,763,152
BBVA International Preferred SAU
5.919%, due 04/18/17[3,5,6]		1,500,000	1,551,000
Belfius Funding NV
1.264%, due 02/09/17[5]	GBP	2,350,000	3,544,122
Deutsche Postbank Funding Trust IV
5.983%, due 06/29/17[4,5,6]	EUR	2,150,000	2,561,751
HBOS Capital Funding LP
6.461%, due 11/30/18[4,5,6]	GBP	2,800,000	4,625,076
HBOS PLC
5.125%, due 10/14/15[5,6]	EUR	1,250,000	1,415,845
HSBC Holdings PLC
6.375%, due 09/17/24[5,6]		2,350,000	2,429,900
ICICI Bank Ltd.
6.375%, due 04/30/22[4,5]		2,800,000	2,919,000
National Capital Trust I
5.620%, due 12/17/18[4,5,6]	GBP	1,500,000	2,470,061
Royal Bank of Scotland PLC
9.500%, due 03/16/22[4,5]		2,750,000	3,086,771
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[4]		4,400,000	3,619,000
UT2 Funding PLC
5.321%, due 06/30/16	EUR	1,400,000	1,605,395

			36,071,101

Banking-US—2.33%
ABN Amro Bank NV
4.310%, due 03/10/16[5,6]	EUR	2,905,000	3,318,949
Dresdner Funding Trust I
8.151%, due 06/30/31[2]		1,600,000	2,002,000
Mellon Capital III
6.369%, due 09/05/66[5]	GBP	1,850,000	2,953,339
Wachovia Capital Trust III
5.570%, due 06/01/15[3,5,6]		750,000	747,187
Wells Fargo & Co.
5.900%, due 06/15/24[3,5,6]		1,430,000	1,497,925

			10,519,400

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Broadcast—0.36%
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20		127,000	132,715
7.625%, due 03/15/20		1,423,000	1,497,708

			1,630,423

Building & construction—2.07%
Beazer Homes USA, Inc.
8.125%, due 06/15/16		835,000	883,013
K. Hovnanian Enterprises, Inc.
6.250%, due 01/15/16		315,000	318,150
7.250%, due 10/15/20[2]		1,240,000	1,298,900
KB Home
7.500%, due 09/15/22		1,485,000	1,551,825
Pulte Group, Inc.
6.375%, due 05/15/33		567,000	586,845
7.875%, due 06/15/32		870,000	1,013,550
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]		2,225,000	2,280,625
Standard Pacific Corp.
6.250%, due 12/15/21		1,335,000	1,421,775

			9,354,683

Building products—0.84%
Associated Materials LLC
9.125%, due 11/01/17		1,810,000	1,538,500
USG Corp.
5.500%, due 03/01/25[2]		130,000	136,500
5.875%, due 11/01/21[2]		1,235,000	1,324,538
9.750%, due 01/15/18[7]		690,000	798,675

			3,798,213

Building products-cement—0.13%
HeidelbergCement Finance BV
7.500%, due 04/03/20[4]	EUR	395,000	570,485

Cable—0.64%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 01/15/24[3]		1,250,000	1,265,625
Dish DBS Corp.
5.875%, due 07/15/22		730,000	735,475
6.750%, due 06/01/21		835,000	884,123

			2,885,223

Car rental—1.05%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, due 06/01/22[2,3]		1,600,000	1,614,000
5.500%, due 04/01/23[3]		170,000	173,347
Hertz Corp.
5.875%, due 10/15/20		450,000	457,875
6.250%, due 10/15/22[3]		1,500,000	1,552,500
7.375%, due 01/15/21[3]		885,000	931,463

			4,729,185

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—1.68%
Hexion, Inc.
8.875%, due 02/01/18	1,820,000	1,622,075
Huntsman International LLC
5.125%, due 11/15/22[2,3]	3,450,000	3,486,656
Momentive Performance Materials, Inc.
4.690%, due 04/24/22	685,000	578,825
10.000%, due 10/15/20[8,9]	685,000	1
Perstorp Holding AB
11.000%, due 08/15/17[4]	1,750,000	1,871,406

		7,558,963

Coal—0.30%
Alpha Natural Resources, Inc.
7.500%, due 08/01/20[2,3]	1,180,000	430,700
7.500%, due 08/01/20[2]	468,000	170,820
Arch Coal, Inc.
7.000%, due 06/15/19	825,000	181,500
7.250%, due 10/01/20[3]	275,000	95,563
7.250%, due 06/15/21[3]	460,000	98,900
8.000%, due 01/15/19[2,3]	930,000	385,950

		1,363,433

Commercial services—0.64%
Iron Mountain, Inc.
5.750%, due 08/15/24	1,465,000	1,516,348
6.000%, due 08/15/23[3]	1,025,000	1,091,625
8.375%, due 08/15/21	258,000	268,965

		2,876,938

Computer software & services—1.18%
NCR Corp.
4.625%, due 02/15/21	1,870,000	1,855,975
6.375%, due 12/15/23	1,100,000	1,157,750
Sungard Data Systems, Inc.
6.625%, due 11/01/19	2,225,000	2,319,563

		5,333,288

Consumer products—1.36%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]	1,800,000	1,944,000
Cosan Luxembourg SA
5.000%, due 03/14/23[2]	200,000	180,250
Service Corp. International
5.375%, due 05/15/24	2,300,000	2,443,750
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24[2]	1,575,000	1,553,344

		6,121,344

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—1.67%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.750%, due 01/31/21[2,3]		3,050,000	3,164,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20[2]		290,294	296,826
Kloeckner Pentaplast of America, Inc.
7.125%, due 11/01/20[2]	EUR	870,000	987,869
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[2,3]		985,000	1,010,856
Rexam PLC
6.750%, due 06/29/67[4,5]	EUR	1,406,000	1,629,246
Sealed Air Corp.
5.250%, due 04/01/23[2]		425,000	444,125

			7,533,297

Diversified financial services—1.39%
Ally Financial, Inc.
8.000%, due 11/01/31[3]		335,000	439,478
8.000%, due 11/01/31		895,000	1,123,225
Bank of America Corp.
8.000%, due 01/30/18[5,6]		345,000	368,719
First Data Corp.
10.625%, due 06/15/21		1,264,000	1,434,248
GE Capital Trust III
6.500%, due 09/15/67[4,5]	GBP	1,750,000	2,899,884

			6,265,554

Diversified manufacturing—0.67%
Bombardier, Inc.
6.000%, due 10/15/22[2,3]		925,000	869,500
7.500%, due 03/15/18[2,3]		270,000	289,440
7.750%, due 03/15/20[2]		1,770,000	1,871,510

			3,030,450

Electric utilities—0.20%
NRG Energy, Inc.
8.250%, due 09/01/20		865,000	912,575

Electric-generation—0.74%
Calpine Corp.
5.750%, due 01/15/25		3,150,000	3,165,907
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]		150,332	157,849

			3,323,756

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electronics—0.62%
Freescale Semiconductor, Inc.
5.000%, due 05/15/21[2,3]		1,875,000	1,992,187
6.000%, due 01/15/22[2]		757,000	817,939

			2,810,126

Finance-captive automotive—2.13%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]		880,000	730,400
Credit Agricole SA
7.875%, due 01/23/24[2,3,5,6]		2,000,000	2,138,656
8.375%, due 10/13/19[2,5,6]		765,000	904,039
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22[3]		485,000	501,320
6.000%, due 08/01/20[3]		3,130,000	3,291,038
Schaeffler Finance BV
4.750%, due 05/15/21[2]		2,020,000	2,065,450

			9,630,903

Finance-noncaptive consumer—0.40%
CIT Group, Inc.
5.000%, due 08/15/22		1,740,000	1,792,200

Finance-other—2.35%
BBVA Bancomer SA/Texas
6.750%, due 09/30/22[2]		1,550,000	1,763,125
Navient LLC
8.000%, due 03/25/20		2,000,000	2,227,480
8.450%, due 06/15/18		600,000	669,420
OneMain Financial Holdings, Inc.
7.250%, due 12/15/21[2]		1,460,000	1,545,702
Springleaf Finance Corp.
5.250%, due 12/15/19		545,000	549,087
6.000%, due 06/01/20		3,750,000	3,834,375

			10,589,189

Financial services—2.38%
Assicurazioni Generali SpA
6.416%, due 02/08/22[5,6]	GBP	1,300,000	2,120,218
Banco de Bogota SA
5.375%, due 02/19/23[2,3]		2,200,000	2,296,690
Cemex Finance LLC
6.000%, due 04/01/24[2,3]		1,200,000	1,227,000
9.375%, due 10/12/22[2]		1,800,000	2,040,300
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]		1,165,000	1,211,600
VTB Bank OJSC Via VTB Capital SA
6.950%, due 10/17/22[4]		2,000,000	1,825,000

			10,720,808

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food products—2.71%
HJ Heinz Co.
4.875%, due 02/15/25[2]		980,000	1,070,160
HJ Heinz Finance Co.
7.125%, due 08/01/39[2]		1,455,000	1,955,156
JBS USA LLC/JBS USA Finance, Inc.
5.875%, due 07/15/24[2]		500,000	510,000
8.250%, due 02/01/20[2]		1,685,000	1,786,100
Minerva Luxembourg SA
7.750%, due 01/31/23[2,3]		1,500,000	1,505,625
7.750%, due 01/31/23[4]		850,000	853,187
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2]		1,535,000	1,573,375
Premier Foods Finance PLC
6.500%, due 03/15/21[2]	GBP	1,300,000	1,883,253
Smithfield Foods, Inc.
6.625%, due 08/15/22		1,030,000	1,109,825

			12,246,681

Food-wholesale—0.42%
Barry Callebaut Services N.V.
5.500%, due 06/15/23[2]		1,625,000	1,734,688
6.000%, due 07/13/17	EUR	140,000	174,687

			1,909,375

Gaming—3.54%
Caesars Entertainment Operating Co., Inc.
9.000%, due 02/15/20[3]		860,000	660,050
9.000%, due 02/15/20[3]		710,000	544,925
Isle of Capri Casinos, Inc.
5.875%, due 03/15/21		35,000	36,138
5.875%, due 03/15/21[2]		180,000	185,850
8.875%, due 06/15/20[3]		3,295,000	3,608,025
MGM Resorts International
6.000%, due 03/15/23[3]		1,100,000	1,139,187
6.750%, due 10/01/20		2,683,000	2,887,579
7.750%, due 03/15/22		740,000	830,650
Mohegan Tribal Gaming Authority
9.750%, due 09/01/21[3]		1,110,000	1,184,925
Scientific Games International, Inc.
7.000%, due 01/01/22[2,3]		300,000	312,750
10.000%, due 12/01/22[2]		2,500,000	2,318,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[2,3]		2,250,000	2,258,437

			15,967,266

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—6.16%
Alere, Inc.
6.500%, due 06/15/20		675,000	702,000
8.625%, due 10/01/18		1,240,000	1,286,500
CHS/Community Health Systems, Inc.
5.125%, due 08/01/21		1,805,000	1,868,175
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22		2,535,000	2,693,438
HCA, Inc.
5.000%, due 03/15/24		3,295,000	3,501,596
7.500%, due 02/15/22		2,750,000	3,217,500
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, due 11/01/18		800,000	861,000
Mallinckrodt International Finance SA/Mallinkrodt CB LLC
5.750%, due 08/01/22[2]		2,680,000	2,773,800
Multiplan, Inc.
6.625%, due 04/01/22[2]		2,745,000	2,882,277
Tenet Healthcare Corp.
5.500%, due 03/01/19[2]		1,200,000	1,207,500
8.125%, due 04/01/22		2,445,000	2,668,106
Valeant Pharmaceuticals International, Inc.
5.625%, due 12/01/21[2]		1,000,000	1,025,000
6.125%, due 04/15/25[2]		1,330,000	1,372,394
Valeant Pharmaceuticals, Inc.
7.500%, due 07/15/21[2]		1,595,000	1,730,575

			27,789,861

Hotels, restaurants & leisure—0.18%
Caesars Entertainment Resort Properties LLC
8.000%, due 10/01/20[3]		795,000	795,000

Insurance—3.34%
American International Group, Inc.
4.875%, due 03/15/67[5]	EUR	50,000	58,388
5.000%, due 04/26/23	GBP	750,000	1,325,696
Series A2 4.875%, due 03/15/67[5]	EUR	4,500,000	5,254,937
Series A3 5.750%, due 03/15/67[5]	GBP	600,000	961,415
Aviva PLC
6.875%, due 05/22/38[5]	EUR	1,200,000	1,559,638
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]		2,000,000	2,460,200
Lincoln National Corp.
7.000%, due 05/17/66[3,5]		1,555,000	1,488,913
Scottish Widows PLC
5.500%, due 06/16/23[4]	GBP	1,185,000	1,949,097

			15,058,284

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—0.78%
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[2]		920,000	977,500
Sensata Technologies BV
4.875%, due 10/15/23[2]		1,835,000	1,903,813
Terex Corp.
6.000%, due 05/15/21[3]		650,000	659,750

			3,541,063

Manufacturing-diversified—1.10%
Amsted Industries, Inc.
5.000%, due 03/15/22[2]		1,320,000	1,361,250
5.375%, due 09/15/24[2]		600,000	612,000
Gates Global LLC/Gates Global Co.
6.000%, due 07/15/22[2,3]		3,200,000	2,984,000

			4,957,250

Media—1.41%
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22		278,000	293,985
iHeartCommunications, Inc.
9.000%, due 03/01/21		3,265,000	3,130,319
9.000%, due 09/15/22		1,100,000	1,050,500
10.625%, due 03/15/23[2,3]		450,000	457,875
Lamar Media Corp.
5.875%, due 02/01/22		1,350,000	1,427,625

			6,360,304

Metals—1.62%
Aleris International, Inc.
6.000%, due 06/01/20[8,9]		13,347	11,617
7.625%, due 02/15/18		485,000	500,763
7.875%, due 11/01/20		2,680,000	2,767,743
Novelis, Inc.
8.375%, due 12/15/17		1,250,000	1,300,000
8.750%, due 12/15/20		935,000	998,113
Vedanta Resources PLC
7.125%, due 05/31/23[2,3]		1,700,000	1,564,000
8.250%, due 06/07/21[2,3]		150,000	149,021

			7,291,257

Metals & mining—1.41%
ArcelorMittal
7.500%, due 03/01/41		1,665,000	1,702,463
7.750%, due 10/15/39		3,405,000	3,515,662
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2,3]		233,333	241,500
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	878,847

			6,338,472

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—12.15%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21		678,000	715,290
Berry Petroleum Co.
6.750%, due 11/01/20		2,320,000	1,937,200
California Resources Corp.
6.000%, due 11/15/24		1,955,000	1,837,700
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	617,301
6.625%, due 08/15/20		3,040,000	3,131,200
Concho Resources, Inc.
5.500%, due 10/01/22		270,000	274,752
5.500%, due 04/01/23		290,000	293,988
6.500%, due 01/15/22		300,000	315,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[2]		1,345,000	1,405,525
Denbury Resources, Inc.
4.625%, due 07/15/23[3]		1,500,000	1,350,000
5.500%, due 05/01/22		1,200,000	1,137,000
Energy Transfer Equity LP
7.500%, due 10/15/20		1,650,000	1,856,250
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20[3]		2,105,000	2,252,350
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21		430,000	436,450
Gazprom OAO Via Gaz Capital SA
3.600%, due 02/26/21[4]	EUR	3,500,000	3,625,402
8.625%, due 04/28/34[2]		2,800,000	3,185,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]		525,000	548,625
8.000%, due 02/15/20[2]		355,000	367,425
Kinder Morgan Inc.
5.000%, due 02/15/21[2]		3,370,000	3,635,583
Linn Energy LLC/Linn Energy Finance Corp.
6.250%, due 11/01/19		800,000	676,000
6.500%, due 05/15/19[3]		800,000	698,000
6.500%, due 09/15/21		435,000	354,525
7.750%, due 02/01/21[3]		500,000	430,000
8.625%, due 04/15/20		280,000	254,974
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.500%, due 02/15/23[3]		645,000	672,412
6.500%, due 08/15/21[3]		601,000	631,050
Parker Drilling Co.
6.750%, due 07/15/22		880,000	743,600

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Petrobras Global Finance BV
6.250%, due 03/17/24[3]		1,265,000	1,246,101
6.250%, due 12/14/26	GBP	825,000	1,187,553
7.250%, due 03/17/44[3]		6,865,000	6,689,599
Petroleos de Venezuela SA
9.000%, due 11/17/21[4]		5,110,000	2,465,830
Precision Drilling Corp.
6.500%, due 12/15/21		615,000	598,088
6.625%, due 11/15/20		855,000	861,412
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22		500,000	536,250
5.500%, due 04/15/23		1,230,000	1,300,725
Sunoco LP/Sunoco Finance Corp.
6.375%, due 04/01/23[2]		1,095,000	1,138,800
Swift Energy Co.
7.125%, due 06/01/17		500,000	350,000
8.875%, due 01/15/20		1,520,000	714,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23		900,000	877,500
5.250%, due 05/01/23		1,465,000	1,494,300
Whiting Petroleum Corp.
5.750%, due 03/15/21		1,925,000	1,952,681

			54,796,591

Oil services—1.74%
Basic Energy Services, Inc.
7.750%, due 02/15/19[3]		1,320,000	1,128,600
7.750%, due 10/15/22		1,875,000	1,518,750
Cie Generale de Geophysique-Veritas
6.500%, due 06/01/21		1,750,000	1,417,500
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]		2,205,000	2,155,387
Hornbeck Offshore Services, Inc.
5.000%, due 03/01/21		1,235,000	1,028,138
5.875%, due 04/01/20		650,000	588,250

			7,836,625

Packaging—1.50%
Reynolds Group Issuer
8.250%, due 02/15/21[3]		1,550,000	1,648,812
8.500%, due 05/15/18		1,765,000	1,809,125
9.875%, due 08/15/19[3]		3,115,000	3,319,422

			6,777,359

Paper & forest products—0.55%
Fibria Overseas Finance Ltd.
5.250%, due 05/12/24[3]		1,300,000	1,342,250
Stora Enso Oyj
7.250%, due 04/15/36[2]		1,000,000	1,125,000

			2,467,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—0.59%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
6.625%, due 10/01/20	400,000	416,000
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[2]	1,700,000	1,719,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.500%, due 05/15/21	500,000	533,750

		2,668,875

Real estate investment trusts—0.46%
The Geo Group, Inc.
5.875%, due 10/15/24	1,960,000	2,082,500

Rental auto/equipment—0.59%
United Rentals North America, Inc.
5.500%, due 07/15/25	1,365,000	1,382,813
6.125%, due 06/15/23	670,000	702,328
7.375%, due 05/15/20	275,000	296,530
7.625%, due 04/15/22	270,000	297,675

		2,679,346

Retail—0.87%
Family Tree Escrow LLC
5.750%, due 03/01/23[2]	1,550,000	1,627,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000	1,849,500
7.375%, due 08/01/21	436,000	468,700

		3,945,700

Steel—1.36%
AK Steel Corp.
7.625%, due 05/15/20[3]	1,850,000	1,604,875
7.625%, due 10/01/21[3]	1,025,000	845,625
8.375%, due 04/01/22[3]	400,000	344,000
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]	1,500,000	1,395,000
US Steel Corp.
7.000%, due 02/01/18[3]	1,170,000	1,243,125
7.500%, due 03/15/22[3]	700,000	716,625

		6,149,250

Technology—0.57%
Zebra Technologies Corp.
7.250%, due 10/15/22[2]	2,385,000	2,575,800

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecom-integrated/services—1.30%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21		1,088,000	1,213,120
Intelsat Luxembourg SA
8.125%, due 06/01/23[3]		5,090,000	4,658,928

			5,872,048

Telecommunication services—1.35%
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]		2,250,000	2,272,500
CommScope, Inc.
5.000%, due 06/15/21[2]		1,370,000	1,370,000
Virgin Media Finance PLC
6.375%, due 10/15/24[2]	GBP	1,500,000	2,457,918

			6,100,418

Telephone-integrated—2.29%
Frontier Communications Corp.
6.875%, due 01/15/25		850,000	823,216
7.000%, due 11/01/25		500,000	496,250
7.125%, due 01/15/23[3]		700,000	703,500
Sprint Capital Corp.
6.875%, due 11/15/28		2,160,000	1,954,800
6.900%, due 05/01/19		3,225,000	3,321,202
8.750%, due 03/15/32		2,970,000	3,044,250

			10,343,218

Transportation—0.78%
Stena AB
5.875%, due 02/01/19[4]	EUR	650,000	784,592
6.125%, due 02/01/17[4]	EUR	1,500,000	1,779,015
Ukraine Railways via Shortline PLC
9.500%, due 05/21/18[2]		1,680,000	957,609

			3,521,216

Transportation services—1.17%
CHC Helicopter SA
9.250%, due 10/15/20[3]		2,740,500	2,391,908
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]		1,280,000	1,331,200
PHI, Inc.
5.250%, due 03/15/19[3]		1,400,000	1,351,000
Teekay Corp.
8.500%, due 01/15/20[3]		195,000	219,375

			5,293,483

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—3.63%
CenturyLink, Inc.
7.600%, due 09/15/39		650,000	650,000
7.650%, due 03/15/42		650,000	653,250
Comunicaciones Celulares SA
6.875%, due 02/06/24[2]		2,000,000	2,145,000
Sprint Corp.
7.875%, due 09/15/23		1,150,000	1,154,312
Sprint Nextel Corp.
6.000%, due 11/15/22[3]		1,250,000	1,181,250
T-Mobile USA, Inc.
6.125%, due 01/15/22		1,375,000	1,417,969
6.375%, due 03/01/25[3]		3,600,000	3,697,164
6.542%, due 04/28/20		1,350,000	1,424,182
6.625%, due 11/15/20		490,000	511,438
Telecom Italia Capital SA
7.200%, due 07/18/36		670,000	767,150
ViaSat, Inc.
6.875%, due 06/15/20		1,984,000	2,109,607
Windstream Corp.
6.375%, due 08/01/23		750,000	661,875

			16,373,197

Total corporate bonds (cost—$414,665,054)			421,927,763

Loan assignments[5]—1.44%
Airlines—0.44%
US Airways Group, Inc. New Term Loan B1
3.500%, due 05/23/19		1,980,000	1,980,495

Broadcast—0.24%
Clear Channel Communications, Inc. Term Loan D
6.934%, due 01/30/19		1,136,165	1,086,458

Computer software & services—0.25%
Sungard Data Systems, Inc. Term Loan E
4.000%, due 03/08/20		1,127,229	1,135,210

Gaming—0.40%
Scientific Games International 2014 Term Loan B1
6.000%, due 10/18/20		1,777,500	1,794,777

Support-services—0.11%
Kar Auction Services, Inc. Term Loan B2
3.500%, due 03/11/21		494,333	494,333

Total loan assignments (cost—$6,433,590)			6,491,273

Non-US government obligation—0.36%
Hellenic Republic Government Bond
3.000%, due 02/24/24[4,7] (cost — $2,154,611)	EUR	2,460,000	1,626,390

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—0.51%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.251%, due 05/25/37[5]	202,093	127,247
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.311%, due 04/25/37[5]	269,422	258,100
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.281%, due 04/25/37[5]	186,321	183,277
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B 0.281%, due 09/25/36[5]	278,523	156,030
Series 2006-HE8, Class A2B 0.281%, due 10/25/36[5]	170,042	105,685
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[7]	1,429,052	756,613
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2 0.291%, due 01/25/37[5]	791,580	543,529
Series 2007-OPT1, Class 2A1 0.261%, due 06/25/37[5]	272,897	163,124

Total asset-backed securities (cost—$3,575,745)		2,293,605

Collateralized mortgage obligations—0.22%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
2.496%, due 11/25/35[5]	420,376	372,094
GSAA Home Equity Trust, Series 2006-14, Class A1
0.231%, due 09/25/36[5]	677,419	359,702
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
1.960%, due 11/25/36[5]	286,653	253,197

Total collateralized mortgage obligations (cost—$1,384,448)		984,993

	Number of shares
Common stocks—0.35%
Automobiles—0.35%
General Motors Co.	37,385	1,310,718
Motors Liquidation Co. GUC Trust[10]	13,413	268,260

Total common stocks (cost—$702,490)		1,578,978

	Number of warrants
Warrants*—0.42%
Automobiles—0.42%
General Motors Co., strike price $10.00, expires 07/10/16	52,571	1,346,343
General Motors Co., strike price $18.33, expires 07/10/19	30,621	531,581

Total warrants (cost—$1,449,555)		1,877,924

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount[1]	Value ($)
Repurchase agreement—1.40%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $6,465,356 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$6,458,712); proceeds: $6,332,000 (cost—$6,332,000)	6,332,000	6,332,000

	Number of shares
Investment of cash collateral from securities loaned—15.10%
Money market fund—15.10%
UBS Private Money Market Fund LLC[11] (cost—$68,141,375)	68,141,375	68,141,375

Total investments (cost—$504,838,868)[12]—113.32%		511,254,301
Liabilities in excess of other assets—(13.32)%		(60,100,463)

Net assets—100.00%		451,153,838

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,100,279
Gross unrealized depreciation	(16,684,846)

Net unrealized appreciation	$6,415,433

Futures contracts

Number of contracts	Currency		Expiration date	Proceeds ($)	Current value ($)	Unrealized depreciation($)
US Treasury futures sell contracts:
345	USD	US Treasury Note 2 Year Futures	June 2015	75,284,727	75,646,641	(361,914)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
JPMCB	EUR	3,030,000	USD	3,274,134	05/07/15	(128,188)
JPMCB	EUR	25,858,000	USD	29,420,457	05/07/15	385,066
JPMCB	EUR	26,841,000	USD	29,938,666	07/16/15	(228,466)
JPMCB	GBP	20,530,000	USD	31,528,742	05/07/15	15,730
JPMCB	GBP	845,000	USD	1,276,305	05/07/15	(20,748)
JPMCB	GBP	21,300,000	USD	32,886,348	07/16/15	207,117
JPMCB	USD	32,128,998	EUR	28,888,000	05/07/15	308,714
JPMCB	USD	33,017,963	GBP	21,375,000	05/07/15	(207,897)

						331,328

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	421,916,145	11,618	421,927,763
Loan assignments	—	6,491,273	—	6,491,273
Non-US government obligation	—	1,626,390	—	1,626,390
Asset-backed securities	—	2,293,605	—	2,293,605
Collateralized mortgage obligations	—	984,993	—	984,993
Common stocks	1,578,978	—	—	1,578,978
Warrants	1,877,924	—	—	1,877,924
Repurchase agreement	—	6,332,000	—	6,332,000
Investment of cash collateral from securities loaned	—	68,141,375	—	68,141,375
Forward foreign currency contracts	—	916,627	—	916,627

Total	3,456,902	508,702,408	11,618	512,170,928

Liabilities
Futures contracts	(361,914)	—	—	(361,914)
Forward foreign currency contracts	—	(585,299)	—	(585,299)

Total	(361,914)	(585,299)	—	(947,213)

At April 30, 2015, there was a transfer between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

	Corporate bonds ($)	Common stocks ($)	Total ($)
Beginning balance	11,295	91,132	102,427
Purchases	—	—	—
Sales	—	(517,441)	(517,441)
Accrued discounts/(premiums)	(75)	—	(75)
Total realized gain/(loss)	—	(21,780)	(21,780)
Net change in unrealized appreciation/depreciation	398	448,089	448,487
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance	11,618	—	11,618

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015, was $565,906.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	72.7
Luxembourg	6.8
Netherlands	3.9
United Kingdom	3.3
Canada	1.8
Venezuela	1.4
Ireland	1.0
Jersey	0.9
Colombia	0.9
France	0.9
Sweden	0.9
Cayman Islands	0.7
Germany	0.6
India	0.6
Italy	0.4
Brazil	0.4
Belgium	0.4
Mexico	0.3
Georgia	0.3
Greece	0.3
Indonesia	0.3
Paraguay	0.3
Spain	0.3
Finland	0.2
Australia	0.2
Argentina	0.2
Marshall Islands	0.0	†

Total	100.0

†	Amount represents less than 0.05%

Portfolio footnotes

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 28.29% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3	Security, or portion thereof, was on loan at April 30, 2015.
4	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2015, the value of these securities amounted to 10.16% of net assets.
5	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
6	Perpetual investment. Date shown reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Illiquid investment as of April 30, 2015.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2015 (unaudited)

10	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
11	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	34,618,990	197,933,103	164,410,718	68,141,375	3,565

12	Includes $66,927,582 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $68,141,375.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—111.69%
Aerospace & defense—2.46%
Exelis, Inc.[1]	63,928	1,567,515
General Dynamics Corp.	42,089	5,779,661
Honeywell International, Inc.	21,134	2,132,843
Huntington Ingalls Industries, Inc.	4,360	573,732
Lockheed Martin Corp.	38,777	7,235,788
Northrop Grumman Corp.	14,350	2,210,474
Raytheon Co.	91,162	9,480,848
United Technologies Corp.	57,198	6,506,273

		35,487,134

Air freight & logistics—0.58%
United Parcel Service, Inc., Class B	83,800	8,424,414

Airlines—0.85%
Delta Air Lines, Inc.	183,420	8,187,869
United Continental Holdings, Inc.*	69,292	4,139,504

		12,327,373

Auto components—0.83%
Gentex Corp.[1]	68,700	1,191,945
Lear Corp.	33,884	3,762,140
Tenneco, Inc.*	17,484	1,021,940
TRW Automotive Holdings Corp.*	57,769	6,069,211

		12,045,236

Automobiles—1.07%
Ford Motor Co.	862,961	13,634,784
General Motors Co.	32,035	1,123,147
Harley-Davidson, Inc.	11,307	635,566

		15,393,497

Banks—6.43%
BB&T Corp.	162,497	6,222,010
City National Corp.	24,780	2,309,496
Comerica, Inc.	97,997	4,646,038
East West Bancorp, Inc.	71,022	2,882,783
Fifth Third Bancorp[1]	183,919	3,678,380
People’s United Financial, Inc.[1]	101,830	1,538,651
Regions Financial Corp.	576,100	5,663,063
SunTrust Banks, Inc.	32,258	1,338,707
TCF Financial Corp.	34,453	539,534

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
The PNC Financial Services Group, Inc.	227,177	20,838,946
US Bancorp	255,692	10,961,516
Wells Fargo & Co.[2]	581,634	32,048,034

		92,667,158

Beverages—0.92%
Constellation Brands, Inc., Class A*	4,068	471,644
Molson Coors Brewing Co., Class B	108,800	7,997,888
PepsiCo, Inc.	49,900	4,746,488

		13,216,020

Biotechnology—0.29%
Alnylam Pharmaceuticals, Inc.*,1	6,270	638,725
Gilead Sciences, Inc.*,1	35,685	3,586,699

		4,225,424

Building products—0.38%
Masco Corp.	172,762	4,576,466
Owens Corning	22,820	882,221

		5,458,687

Capital markets—3.17%
Ameriprise Financial, Inc.[1]	5,780	724,118
BlackRock, Inc.	3,276	1,192,267
Franklin Resources, Inc.	175,199	9,033,261
Invesco Ltd.	21,080	873,134
Legg Mason, Inc.[1]	18,396	968,549
Morgan Stanley[1]	335,744	12,526,609
Raymond James Financial, Inc.	17,948	1,014,600
State Street Corp.	123,606	9,532,495
The Goldman Sachs Group, Inc.	50,398	9,899,175

		45,764,208

Chemicals—0.78%
Ashland, Inc.	16,410	2,073,568
Cabot Corp.[1]	10,631	454,369
Eastman Chemical Co.	7,750	590,705
Huntsman Corp.	156,881	3,616,107
Innophos Holdings, Inc.	33,700	1,780,708
The Mosaic Co.	61,021	2,684,924

		11,200,381

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—2.37%
ABM Industries, Inc.	70,000	2,243,500
Cintas Corp.[1]	11,520	921,024
Corrections Corp. of America[1]	20,850	767,071
KAR Auction Services, Inc.	47,890	1,781,987
Pitney Bowes, Inc.	63,027	1,409,914
R.R. Donnelley & Sons Co.[1]	45,556	848,253
Republic Services, Inc.	234,954	9,546,181
The ADT Corp.[1]	369,120	13,878,912
Waste Connections, Inc.[1]	10,420	494,012
Waste Management, Inc.	45,118	2,234,695

		34,125,549

Communications equipment—2.92%
Brocade Communications Systems, Inc.	641,977	7,254,340
Cisco Systems, Inc.[2]	397,558	11,461,597
Harris Corp.	45,743	3,670,419
Juniper Networks, Inc.	60,019	1,586,302
Motorola Solutions, Inc.	148,100	8,848,975
QUALCOMM, Inc.	137,400	9,343,200

		42,164,833

Construction & engineering—0.09%
AECOM*,1	42,129	1,329,591

Construction materials—0.04%
Vulcan Materials Co.	7,550	645,676

Consumer finance—1.91%
Ally Financial, Inc.	100,057	2,190,248
Capital One Financial Corp.[1,2]	221,821	17,934,228
Discover Financial Services[2]	127,521	7,392,392

		27,516,868

Containers & packaging—1.31%
Avery Dennison Corp.	67,944	3,777,007
Bemis Co., Inc.	104,990	4,724,550
Crown Holdings, Inc.*	50,594	2,745,230

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
Graphic Packaging Holding Co.	74,206	1,046,305
MeadWestvaco Corp.	84,326	4,115,109
Rock-Tenn Co., Class A	14,060	885,499
Sonoco Products Co.	35,500	1,586,495

		18,880,195

Distributors—0.03%
Genuine Parts Co.	5,630	505,855

Diversified consumer services—0.31%
Apollo Education Group, Inc.*	107,626	1,806,502
DeVry Education Group, Inc.	36,369	1,099,799
H&R Block, Inc.	24,631	744,841
Service Corp. International[1]	27,157	751,706

		4,402,848

Diversified financial services—6.99%
Bank of America Corp.	1,064,386	16,955,669
Citigroup, Inc.[2]	504,791	26,915,456
CME Group, Inc.[1]	106,098	9,645,369
Intercontinental Exchange, Inc.	10,281	2,308,393
JPMorgan Chase & Co.[2]	502,971	31,817,945
MSCI, Inc.	18,837	1,152,636
The NASDAQ OMX Group, Inc.	28,439	1,382,989
Voya Financial, Inc.	252,253	10,680,392

		100,858,849

Diversified telecommunication services—1.97%
AT&T, Inc.[1]	164,424	5,695,648
CenturyLink, Inc.[2]	157,369	5,658,989
Verizon Communications, Inc.	339,512	17,124,985

		28,479,622

Electric utilities—0.37%
American Electric Power Co., Inc.	18,286	1,039,925
Duke Energy Corp.[1]	13,228	1,026,096
Entergy Corp.	7,510	579,622
Exelon Corp.[1]	39,711	1,350,968
FirstEnergy Corp.[1]	18,550	666,130
Xcel Energy, Inc.[1]	20,825	706,176

		5,368,917

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—0.57%
Emerson Electric Co.	139,700	8,218,551

Electronic equipment, instruments & components—1.26%
AVX Corp.[1]	26,671	367,260
Corning, Inc.	305,282	6,389,552
Dolby Laboratories, Inc., Class A	12,230	492,380
Ingram Micro, Inc., Class A*,1	56,790	1,428,836
Jabil Circuit, Inc.[1]	112,468	2,532,779
TE Connectivity Ltd.	78,824	5,245,737
Tech Data Corp.*	16,559	933,431
Vishay Intertechnology, Inc.[1]	57,657	731,091

		18,121,066

Energy equipment & services—0.81%
Baker Hughes, Inc.	120,938	8,279,415
Cameron International Corp.*	28,270	1,549,761
Oil States International, Inc.*	21,450	1,020,806
Superior Energy Services, Inc.	31,497	803,174

		11,653,156

Food & staples retailing—3.28%
CVS Health Corp.[2]	149,125	14,806,621
Rite Aid Corp.*	93,960	724,432
Sysco Corp.[1]	333,255	12,340,433
Wal-Mart Stores, Inc.	245,252	19,141,918
Walgreens Boots Alliance, Inc.	3,920	325,086

		47,338,490

Food products—1.49%
Bunge Ltd.	16,496	1,424,760
Mondelez International, Inc., Class A	96,429	3,699,981
The J.M. Smucker Co.	3,984	461,825
Tyson Foods, Inc., Class A1	227,730	8,995,335
Unilever PLC, ADR[1]	156,600	6,862,212

		21,444,113

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Gas utilities—1.57%
AmeriGas Partners LP	118,300	5,764,759
Atmos Energy Corp.	54,472	2,941,488
National Fuel Gas Co.	185,000	11,923,250
Questar Corp.	49,055	1,149,849
UGI Corp.	25,040	871,643

		22,650,989

Health care equipment & supplies—1.99%
Baxter International, Inc.	139,975	9,621,882
Boston Scientific Corp.*	135,683	2,417,871
Hologic, Inc.*	93,041	3,139,203
Intuitive Surgical, Inc.*	1,520	753,890
Medtronic PLC	119,676	8,909,878
Zimmer Holdings, Inc.	35,098	3,855,164

		28,697,888

Health care providers & services—5.95%
Anthem, Inc.	41,357	6,242,012
Cardinal Health, Inc.	32,382	2,731,098
Cigna Corp.	148,956	18,565,876
Community Health Systems, Inc.*,1	35,190	1,888,999
Express Scripts Holding Co.*	124,534	10,759,737
HCA Holdings, Inc.*	39,462	2,920,583
Health Net, Inc.*	44,363	2,335,712
Humana, Inc.	22,391	3,707,950
Laboratory Corp. of America Holdings*	41,943	5,014,705
McKesson Corp.	4,283	956,822
Omnicare, Inc.[1]	74,971	6,595,948
Owens & Minor, Inc.	160,100	5,398,572
Quest Diagnostics, Inc.[1]	212,378	15,168,037
UnitedHealth Group, Inc.	22,310	2,485,334
Universal Health Services, Inc., Class B	9,108	1,065,181

		85,836,566

Hotels, restaurants & leisure—0.62%
Bob Evans Farms, Inc.	102,463	4,407,958
Choice Hotels International, Inc.	15,890	951,334

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
MGM Resorts International*,1	57,810	1,222,682
Six Flags Entertainment Corp.	48,873	2,298,009

		8,879,983

Household durables—0.09%
Leggett & Platt, Inc.[1]	29,026	1,232,734

Household products—0.92%
Kimberly-Clark Corp.	72,400	7,941,556
The Procter & Gamble Co.[2]	66,224	5,265,470

		13,207,026

Independent power and renewable electricity producers—0.41%
AES Corp.	451,453	5,981,752

Industrial conglomerates—0.62%
General Electric Co.[1,2]	328,603	8,898,569

Insurance—8.83%
ACE Ltd.	50,738	5,428,459
Allied World Assurance Co. Holdings AG	35,640	1,466,230
American International Group, Inc.	307,410	17,304,109
Aon PLC	28,900	2,781,047
Arch Capital Group Ltd.*,1	11,490	697,213
Aspen Insurance Holdings Ltd.	35,520	1,659,850
Assurant, Inc.	41,040	2,522,318
Assured Guaranty Ltd.[1]	88,450	2,298,815
Axis Capital Holdings Ltd.	211,831	11,027,922
Berkshire Hathaway, Inc., Class B*,2	151,203	21,351,376
Brown & Brown, Inc.	22,740	726,543
Cincinnati Financial Corp.[1]	11,065	560,332
CNA Financial Corp.	49,696	2,002,749
MBIA, Inc.*,1	81,100	709,625
Mercury General Corp.[1]	10,546	579,397
MetLife, Inc.	234,467	12,025,812
Old Republic International Corp.[1]	149,240	2,281,880
PartnerRe Ltd.	34,534	4,420,352
ProAssurance Corp.	12,430	558,728
Prudential Financial, Inc.	31,238	2,549,021
RenaissanceRe Holdings Ltd.[1]	22,599	2,316,171
The Allstate Corp.	155,016	10,798,414

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
The Chubb Corp.[1]	10,940	1,075,949
The Hanover Insurance Group, Inc.	17,732	1,215,883
The Travelers Cos., Inc.	53,280	5,387,141
Unum Group	49,403	1,687,606
Validus Holdings Ltd.	57,714	2,414,177
Willis Group Holdings PLC	135,371	6,583,092
XL Group PLC	77,671	2,880,041

		127,310,252

Internet & catalog retail—0.13%
Expedia, Inc.[1]	11,330	1,067,626
Liberty Interactive Corp., Class A*	26,199	753,483

		1,821,109

Internet software & services—0.51%
j2 Global, Inc.[1]	105,400	7,311,598

IT services—1.75%
Computer Sciences Corp.[2]	61,478	3,962,257
DST Systems, Inc.	3,030	348,692
EVERTEC, Inc.	57,792	1,198,028
Fidelity National Information Services, Inc.	56,856	3,552,932
Global Payments, Inc.	9,869	989,663
Leidos Holdings, Inc.	36,220	1,508,201
Paychex, Inc.[1]	20,320	983,285
The Western Union Co.[1]	418,700	8,491,236
Total System Services, Inc.	21,800	862,408
Xerox Corp.	289,517	3,329,446

		25,226,148

Leisure products—0.51%
Hasbro, Inc.[1]	90,295	6,391,983
Mattel, Inc.[1]	36,909	1,039,357

		7,431,340

Life sciences tools & services—0.12%
Charles River Laboratories International, Inc.*	6,600	456,456
QIAGEN N.V.*,1	34,068	811,159
Thermo Fisher Scientific, Inc.	3,690	463,759

		1,731,374

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—2.45%
Crane Co.	35,284	2,156,205
Ingersoll-Rand PLC	50,857	3,348,425
Oshkosh Corp.[1]	37,969	2,044,251
Parker-Hannifin Corp.[1]	142,563	17,016,320
Stanley Black & Decker, Inc.	103,023	10,168,370
Trinity Industries, Inc.[1]	20,760	562,388

		35,295,959

Media—6.65%
CBS Corp., Class B	26,778	1,663,717
Cinemark Holdings, Inc.	116,955	4,985,792
Comcast Corp., Class A	106,065	6,126,314
Liberty Broadband Corp., Class C*	31,394	1,703,438
Liberty Global PLC, Series C*,2	201,616	10,171,527
Liberty Media Corp., Class A*	23,751	911,563
Liberty Media Corp., Class C*	101,848	3,865,132
News Corp., Class A*	725,386	11,446,591
Omnicom Group, Inc.	264,783	20,059,960
Scripps Networks Interactive, Inc., Class A	32,142	2,245,440
Shaw Communications, Inc., Class B	226,400	5,173,240
The Interpublic Group Cos., Inc.	357,458	7,449,425
The Walt Disney Co.	15,966	1,735,824
Thomson Reuters Corp.	256,786	10,543,633
Time Warner, Inc.[2]	69,847	5,895,785
Time, Inc.	41,572	949,089
Twenty-First Century Fox, Inc., Class A	26,825	914,196

		95,840,666

Metals & mining—0.85%
Barrick Gold Corp.	161,721	2,105,608
Compass Minerals International, Inc.	62,000	5,476,460
Nucor Corp.	80,100	3,913,686
Steel Dynamics, Inc.	31,640	700,193

		12,195,947

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—0.47%
Ameren Corp.[1]	24,874	1,018,341
Centerpoint Energy, Inc.	72,508	1,520,493
Dominion Resources, Inc.[1]	30,635	2,195,917
Public Service Enterprise Group, Inc.[1]	29,626	1,230,664
Vectren Corp.[1]	18,240	787,421

		6,752,836

Multiline retail—1.56%
Kohl’s Corp.[1]	164,160	11,762,064
Macy’s, Inc.	50,087	3,237,123
Target Corp.	95,770	7,549,549

		22,548,736

Oil, gas & consumable fuels—10.51%
Anadarko Petroleum Corp.	33,251	3,128,919
Apache Corp.	6,160	421,344
BP PLC, ADR	398,716	17,208,583
Canadian Natural Resources Ltd.[1]	136,355	4,533,804
Chesapeake Energy Corp.[1]	30,837	486,299
Chevron Corp.[2]	123,292	13,692,810
ConocoPhillips	38,408	2,608,671
Devon Energy Corp.	18,288	1,247,424
Energen Corp.	43,549	3,099,382
EOG Resources, Inc.	39,935	3,951,568
EQT Corp.	57,183	5,143,039
Exxon Mobil Corp.[2]	242,981	21,229,250
Hess Corp.[1]	9,460	727,474
HollyFrontier Corp.	11,170	433,173
Kinder Morgan, Inc.[1]	23,990	1,030,371
Marathon Oil Corp.	27,760	863,336
Marathon Petroleum Corp.	58,740	5,790,002
Martin Midstream Partners LP	75,600	2,804,760
Memorial Production Partners LP	127,900	2,291,968
Murphy Oil Corp.[1]	179,345	8,538,615
Occidental Petroleum Corp.	227,961	18,259,676
ONEOK, Inc.[1]	29,340	1,411,254
Parsley Energy, Inc., Class A*	55,605	964,191
PBF Energy, Inc., Class A1	26,070	739,867
Phillips 66	102,442	8,124,675
QEP Resources, Inc.	124,339	2,797,627
Rice Energy, Inc.*,1	31,780	782,741
Royal Dutch Shell PLC, ADR	229,520	14,558,454

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Tesoro Corp.	14,900	1,278,867
Williams Partners LP	57,040	2,817,776
WPX Energy, Inc.*,1	44,230	608,163

		151,574,083

Paper & forest products—0.28%
International Paper Co.	75,385	4,049,682

Pharmaceuticals—4.63%
Abbott Laboratories	159,621	7,409,607
AbbVie, Inc.	86,187	5,572,852
Bristol-Myers Squibb Co.	10,140	646,222
Eli Lilly & Co.	33,329	2,395,355
Johnson & Johnson[2]	142,415	14,127,568
Merck & Co., Inc.[1]	183,816	10,948,081
Pfizer, Inc.[2]	512,440	17,387,089
Shire PLC, ADR	8,128	1,979,249
Teva Pharmaceutical Industries Ltd., ADR	105,055	6,347,423

		66,813,446

Real estate investment trusts—3.20%
American Capital Agency Corp.	34,830	718,717
American Homes 4 Rent, Class A	97,684	1,649,883
Brixmor Property Group, Inc.	16,975	398,064
Chimera Investment Corp.	119,548	1,815,934
CyrusOne, Inc.	76,900	2,497,712
Equity Lifestyle Properties, Inc.	13,170	695,639
General Growth Properties, Inc.	138,830	3,803,942
Healthcare Trust of America, Inc., Class A	17,625	456,311
Hospitality Properties Trust[1]	25,870	778,170
Host Hotels & Resorts, Inc.	191,660	3,860,032
Iron Mountain, Inc.[1]	396,010	13,658,385
MFA Financial, Inc.	131,153	1,019,059
Post Properties, Inc.	9,670	552,834
Regency Centers Corp.	20,910	1,312,730
Retail Properties of America, Inc., Class A	73,470	1,110,132
Simon Property Group, Inc.	2,530	459,170
The Geo Group, Inc.	169,900	6,626,100
UDR, Inc.[1]	39,290	1,287,533
Weingarten Realty Investors[1]	34,920	1,143,979
Weyerhaeuser Co.	58,942	1,857,262
WP GLIMCHER, Inc.[1]	30,260	453,900

		46,155,488

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate management & development—0.34%
Jones Lang LaSalle, Inc.	18,717	3,108,145
The Howard Hughes Corp.*,1	11,900	1,766,793

		4,874,938

Road & rail—0.11%
Con-way, Inc.[1]	14,095	579,305
Ryder System, Inc.	9,970	950,739

		1,530,044

Semiconductors & semiconductor equipment—2.24%
Broadcom Corp., Class A	55,400	2,448,957
Intel Corp.	675,950	22,002,173
Lam Research Corp.	23,711	1,792,077
NXP Semiconductors N.V.*	36,187	3,478,295
ON Semiconductor Corp.*	164,923	1,899,913
SunEdison, Inc.*,1	25,192	637,861

		32,259,276

Software—4.48%
Activision Blizzard, Inc.	198,332	4,524,944
Microsoft Corp.[2]	846,865	41,191,514
Oracle Corp.	404,503	17,644,421
Symantec Corp.	51,936	1,294,505

		64,655,384

Specialty retail—1.42%
Bed, Bath & Beyond, Inc.*,1	8,190	577,067
L Brands, Inc.	23,170	2,070,471
Staples, Inc.	575,074	9,385,208
The Gap, Inc.	118,917	4,713,870
The Home Depot, Inc.	35,219	3,767,729

		20,514,345

Technology hardware, storage & peripherals—3.28%
Apple, Inc.[2]	86,489	10,824,098
EMC Corp.	260,147	7,000,556

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Hewlett-Packard Co.[2]	640,116	21,104,624
Lexmark International, Inc., Class A1	16,190	718,674
NCR Corp.*,[1]	30,060	824,846
NetApp, Inc.	10,460	379,175
Seagate Technology PLC[1]	35,362	2,076,457
Western Digital Corp.	44,228	4,322,845

		47,251,275

Tobacco—0.10%
Altria Group, Inc.	12,980	649,649
Reynolds American, Inc.[1]	10,970	804,101

		1,453,750

Trading companies & distributors—1.04%
Aircastle Ltd.	182,300	4,371,554
Fastenal Co.[1]	237,030	10,102,219
MRC Global, Inc.*	31,940	466,324

		14,940,097

Wireless telecommunication services—0.58%
Rogers Communications, Inc., Class B	223,900	7,995,469
Sprint Corp.*	63,020	323,292

		8,318,761

Total common stocks (cost—$1,447,025,227)		1,610,505,752

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of rights	Value ($)
Rights—0.00%†
Safeway Casa Ley CVR *,1,3	35,500	36,029
Safeway PDC LLC CVR*,1,3	35,500	1,733

Total rights (cost—$37,630)		37,762

	Face amount ($)
Repurchase agreement—2.00%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $29,420,843 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$29,390,608); proceeds: $28,814,000 (cost—$28,814,000)	28,814,000	28,814,000

	Number of shares
Investment of cash collateral from securities loaned—0.56%
Money market fund—0.56%
UBS Private Money Market Fund LLC[4] (cost—$8,044,419)	8,044,419	8,044,419

Total investments before investments sold short (cost—$1,483,921,276)[5]—114.25%		1,647,401,933

Investments sold short—(13.48)%
Common stocks—(13.48)%
Aerospace & defense—(0.09)%
Orbital ATK, Inc.	(17,470)	(1,278,105)

Auto components—(0.10)%
Dorman Products, Inc.	(30,595)	(1,432,764)

Banks—(1.35)%
BancorpSouth, Inc.	(52,681)	(1,275,407)
Bank of Hawaii Corp.	(15,116)	(912,855)
Comerica, Inc.	(20,960)	(993,714)
Community Bank System, Inc.	(29,365)	(1,026,307)
CVB Financial Corp.	(56,467)	(883,708)
First Financial Bankshares, Inc.	(35,274)	(1,021,535)
First Republic Bank	(64,430)	(3,755,625)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(concluded)
Popular, Inc.	(18,660)	(605,144)
Synovus Financial Corp.	(32,410)	(896,460)
The PNC Financial Services Group, Inc.	(22,730)	(2,085,023)
Trustmark Corp.	(25,990)	(618,562)
UMB Financial Corp.	(9,632)	(479,577)
United Bankshares, Inc.	(44,479)	(1,671,521)
Westamerica BanCorp.	(27,253)	(1,186,868)
Zions Bancorporation	(70,400)	(1,994,784)

		(19,407,090)

Beverages—(0.05)%
Molson Coors Brewing Co., Class B	(9,360)	(688,054)

Biotechnology—(0.03)%
Puma Biotechnology, Inc.	(2,295)	(414,431)

Building products—(0.06)%
USG Corp.	(33,643)	(892,885)

Capital markets—(0.21)%
Franklin Resources, Inc.	(24,220)	(1,248,783)
Northern Trust Corp.	(13,994)	(1,023,661)
TD Ameritrade Holding Corp.	(19,243)	(697,559)

		(2,970,003)

Chemicals—(0.50)%
Air Products & Chemicals, Inc.	(16,712)	(2,397,002)
Celanese Corp., Series A	(12,820)	(850,735)
E.I. du Pont de Nemours and Co.	(21,670)	(1,586,244)
Intrepid Potash, Inc.	(85,344)	(1,069,361)
W. R. Grace & Co.	(13,810)	(1,335,703)

		(7,239,045)

Commercial services & supplies—(0.17)%
Clean Harbors, Inc.	(8,770)	(484,542)
Mobile Mini, Inc.	(20,065)	(773,305)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Rollins, Inc.	(50,691)	(1,257,137)

		(2,514,984)

Communications equipment—(0.20)%
Cisco Systems, Inc.	(12,530)	(361,240)
JDS Uniphase Corp.	(126,530)	(1,601,870)
ViaSat, Inc.	(15,020)	(903,002)

		(2,866,112)

Construction & engineering—(0.13)%
Jacobs Engineering Group, Inc.	(10,684)	(457,916)
KBR, Inc.	(84,310)	(1,472,896)

		(1,930,812)

Construction materials—(0.11)%
Vulcan Materials Co.	(18,085)	(1,546,629)

Consumer finance—(0.10)%
Navient Corp.	(18,354)	(358,637)
Santander Consumer USA Holdings, Inc.	(45,767)	(1,129,987)

		(1,488,624)

Containers & packaging—(0.15)%
Aptargroup, Inc.	(20,279)	(1,258,718)
Owens-Illinois, Inc.	(37,730)	(902,124)

		(2,160,842)

Diversified financial services—(0.15)%
Leucadia National Corp.	(90,048)	(2,140,441)

Electric utilities—(0.10)%
PPL Corp.	(24,870)	(846,326)
The Southern Co.	(13,100)	(580,330)

		(1,426,656)

Electronic equipment, instruments & components—(0.56)%
Avnet, Inc.	(23,040)	(982,195)
Corning, Inc.	(64,352)	(1,346,887)
FLIR Systems, Inc.	(13,141)	(405,926)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Itron, Inc.	(26,737)	(958,789)
LG Display Co. Ltd., ADR	(117,222)	(1,620,008)
National Instruments Corp.	(31,053)	(888,116)
Trimble Navigation Ltd.	(72,228)	(1,836,758)

		(8,038,679)

Energy equipment & services—(0.16)%
Rowan Cos., PLC, Class A	(71,235)	(1,509,470)
Seadrill Ltd.	(59,284)	(776,027)

		(2,285,497)

Food & staples retailing—(0.26)%
Sprouts Farmers Market, Inc.	(35,252)	(1,127,535)
The Fresh Market, Inc.	(34,347)	(1,206,954)
United Natural Foods, Inc.	(20,083)	(1,354,799)

		(3,689,288)

Food products—(0.67)%
Campbell Soup Co.	(42,260)	(1,889,445)
Flowers Foods, Inc.	(34,951)	(780,805)
McCormick & Co., Inc.	(24,578)	(1,850,723)
Mead Johnson Nutrition Co.	(12,746)	(1,222,596)
Mondelez International, Inc., Class A	(20,827)	(799,132)
Snyders-Lance, Inc.	(48,508)	(1,432,441)
The Hain Celestial Group, Inc.	(13,752)	(828,421)
The J.M. Smucker Co.	(7,380)	(855,490)

		(9,659,053)

Health care equipment & supplies—(0.21)%
Alere, Inc.	(12,540)	(595,399)
Medtronic PLC	(5,310)	(395,330)
The Cooper Cos., Inc.	(6,488)	(1,155,318)
West Pharmaceutical Services, Inc.	(17,000)	(905,760)

		(3,051,807)

Health care providers & services—(0.23)%
Health Net, Inc.	(15,543)	(818,339)
Henry Schein, Inc.	(12,372)	(1,696,201)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care providers & services—(concluded)
VCA, Inc.	(16,390)	(835,398)

		(3,349,938)

Health care technology—(0.04)%
athenahealth, Inc.	(5,163)	(633,294)

Hotels, restaurants & leisure—(0.46)%
Aramark	(25,806)	(793,018)
Bob Evans Farms, Inc.	(13,688)	(588,858)
Chipotle Mexican Grill, Inc.	(1,190)	(739,394)
Krispy Kreme Doughnuts, Inc.	(47,201)	(840,178)
Texas Roadhouse, Inc.	(24,075)	(808,920)
The Cheesecake Factory, Inc.	(35,213)	(1,765,228)
The Wendy’s Co.	(114,265)	(1,156,362)

		(6,691,958)

Household durables—(0.16)%
D.R. Horton, Inc.	(63,400)	(1,610,360)
Lennar Corp., Class A	(15,323)	(701,793)

		(2,312,153)

Household products—(0.27)%
Colgate-Palmolive Co.	(26,720)	(1,797,722)
The Clorox Co.	(19,280)	(2,045,608)

		(3,843,330)

Independent power and renewable electricity producers—(0.07)%
NRG Energy, Inc.	(42,250)	(1,066,390)

Insurance—(0.51)%
Aflac, Inc.	(36,880)	(2,324,915)
American Financial Group, Inc.	(23,480)	(1,483,936)
Axis Capital Holdings Ltd.	(14,920)	(776,735)
FNF Group	(26,660)	(959,493)
Genworth Financial, Inc., Class A	(75,593)	(664,463)
Lincoln National Corp.	(12,060)	(681,269)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Insurance—(concluded)
XL Group PLC	(11,380)	(421,971)

		(7,312,782)

Internet software & services—(0.15)%
AOL, Inc.	(11,310)	(451,269)
Equinix, Inc.	(6,402)	(1,638,464)

		(2,089,733)

IT services—(0.21)%
VeriFone Systems, Inc.	(42,500)	(1,520,225)
Wipro Ltd., ADR	(136,270)	(1,563,017)

		(3,083,242)

Leisure products—(0.05)%
Mattel, Inc.	(26,173)	(737,032)

Life sciences tools & services—(0.05)%
Agilent Technologies, Inc.	(18,207)	(753,224)

Machinery—(0.25)%
Lincoln Electric Holdings, Inc.	(8,200)	(548,252)
Pentair PLC	(10,267)	(638,094)
The Timken Co.	(19,440)	(763,797)
Valmont Industries, Inc.	(12,630)	(1,591,633)

		(3,541,776)

Media—(0.49)%
DreamWorks Animation SKG, Inc., Class A	(28,658)	(746,827)
The Madison Square Garden Co., Class A	(32,820)	(2,635,446)
Twenty-First Century Fox, Inc., Class A	(107,362)	(3,658,897)

		(7,041,170)

Metals & mining—(0.29)%
Allegheny Technologies, Inc.	(62,190)	(2,113,838)
Freeport-McMoRan, Inc.	(9,303)	(216,481)
Newmont Mining Corp.	(40,500)	(1,072,845)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Metals & mining—(concluded)
Royal Gold, Inc.	(12,634)	(815,272)

		(4,218,436)

Multi-utilities—(0.20)%
Integrys Energy Group, Inc.	(17,580)	(1,285,098)
Consolidated Edison, Inc.	(26,770)	(1,647,694)

		(2,932,792)

Oil, gas & consumable fuels—(0.82)%
Concho Resources, Inc.	(10,035)	(1,271,033)
Continental Resources, Inc.	(24,528)	(1,290,909)
CVR Energy, Inc.	(14,300)	(572,572)
Denbury Resources, Inc.	(79,715)	(702,289)
Matador Resources Co.	(49,040)	(1,359,389)
Newfield Exploration Co.	(30,218)	(1,185,754)
Oasis Petroleum, Inc.	(44,870)	(804,968)
QEP Resources, Inc.	(24,130)	(542,925)
Spectra Energy Corp.	(109,456)	(4,077,236)

		(11,807,075)

Professional services—(0.20)%
Manpowergroup, Inc.	(12,520)	(1,068,332)
Nielsen NV	(19,630)	(882,172)
Towers Watson & Co., Class A	(6,760)	(857,878)

		(2,808,382)

Real estate investment trusts—(1.01)%
AvalonBay Communities, Inc.	(7,462)	(1,226,305)
Corporate Office Properties Trust	(13,449)	(354,919)
HCP, Inc.	(103,981)	(4,189,395)
Health Care REIT, Inc.	(27,317)	(1,967,370)
Omega Healthcare Investors, Inc.	(26,233)	(946,749)
Realty Income Corp.	(77,112)	(3,621,951)
Rouse Properties, Inc.	(50,825)	(887,913)
SL Green Realty Corp.	(7,784)	(952,450)
Ventas, Inc.	(5,150)	(354,835)

		(14,501,887)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Road & rail—(0.63)%
Avis Budget Group, Inc.	(18,976)	(1,027,361)
Canadian Pacific Railway Ltd.	(8,295)	(1,580,861)
Genesee & Wyoming, Inc., Class A	(6,340)	(589,303)
Heartland Express, Inc.	(29,950)	(626,554)
J.B. Hunt Transport Services, Inc.	(20,571)	(1,793,791)
Kansas City Southern	(12,605)	(1,291,886)
Norfolk Southern Corp.	(7,167)	(722,792)
Old Dominion Freight Line, Inc.	(7,805)	(555,170)
Ryder System, Inc.	(9,964)	(950,167)

		(9,137,885)

Semiconductors & semiconductor equipment—(0.18)%
Analog Devices, Inc.	(14,342)	(886,909)
Cree, Inc.	(22,300)	(706,464)
Marvell Technology Group Ltd.	(75,470)	(1,057,335)

		(2,650,708)

Software—(0.70)%
Activision Blizzard, Inc.	(41,520)	(947,279)
ANSYS, Inc.	(6,602)	(566,716)
Blackbaud, Inc.	(25,522)	(1,289,626)
Microsoft Corp.	(40,480)	(1,968,947)
NetSuite, Inc.	(17,684)	(1,690,060)
Salesforce.com, Inc.	(19,813)	(1,442,783)
The Ultimate Software Group, Inc.	(7,968)	(1,324,441)
Tyler Technologies, Inc.	(7,311)	(891,576)

		(10,121,428)

Specialty retail—(0.50)%
Cabela’s, Inc.	(13,568)	(715,576)
CarMax, Inc.	(41,105)	(2,799,661)
Mattress Firm Holding Corp.	(12,220)	(721,958)
Monro Muffler Brake, Inc.	(31,803)	(1,904,682)
Restoration Hardware Holdings, Inc.	(11,729)	(1,010,688)

		(7,152,565)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(0.08)%
Under Armour, Inc., Class A	(15,393)	(1,193,727)

Thrifts & mortgage finance—(0.08)%
New York Community Bancorp, Inc.	(70,657)	(1,214,594)

Tobacco—(0.07)%
Philip Morris International, Inc.	(11,530)	(962,409)

Trading companies & distributors—(0.28)%
Air Lease Corp.	(11,260)	(434,974)
Fastenal Co.	(35,353)	(1,506,745)
W.W. Grainger, Inc.	(8,572)	(2,129,542)

		(4,071,261)

Wireless telecommunication services—(0.14)%
Sprint Corp.	(143,856)	(737,981)
Telephone & Data Systems, Inc.	(39,000)	(1,041,690)
US Cellular Corp.	(7,630)	(281,776)

		(2,061,447)

Total investments sold short (proceeds—$187,344,456)		(194,412,419)
Liabilities in excess of other assets—(0.77)%		(11,108,150)

Net assets—100.00%		1,441,881,364

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$192,153,715
Gross unrealized depreciation	(28,673,058)

Net unrealized appreciation	$163,480,657

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,610,505,752	—	—	1,610,505,752
Rights	—	—	37,762	37,762
Repurchase agreement	—	28,814,000	—	28,814,000
Investment of cash collateral from securities loaned	—	8,044,419	—	8,044,419

Total	1,610,505,752	36,858,419	37,762	1,647,401,933

Liabilities
Investments sold short	(194,412,419)	—	—	(194,412,419)

At April 30, 2015, there were no transfers between Level 1 and Level2.

The following is rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

Rights ($)
Beginning balance	—
Purchases	—
Issuances	37,630
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	132
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	37,762

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015, was $132.

Issuer breakdown by country or territory of origin

Investments before investments sold short	Percentage of total investments before investments sold short (%)
United States	90.1
United Kingdom	3.1
Bermuda	1.9
Canada	1.8
Ireland	1.5
Switzerland	0.7
Israel	0.4
Netherlands	0.3
Jersey	0.1
Puerto Rico	0.1

Total	100.0

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

Investments sold short	Percentage of total investments sold short (%)
United States	(93.9)
Bermuda	(1.3)
Ireland	(0.8)
United Kingdom	(0.8)
India	(0.8)
Canada	(0.8)
South Korea	(0.8)
Netherlands	(0.5)
Puerto Rico	(0.3)

Total	(100.0)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	1,130,800	54,021,029	47,107,410	8,044,419	136

5	Includes $34,060,963 of investments on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $8,343,223 and cash collateral of $26,713,509 of which $18,669,090 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—95.22%
Aerospace & defense—9.07%
B/E Aerospace, Inc.	462,818	27,671,888
Honeywell International, Inc.	568,226	57,345,368
TransDigm Group, Inc.[1]	198,160	42,035,681

		127,052,937

Biotechnology—6.12%
Alexion Pharmaceuticals, Inc.*	23,221	3,929,690
Biogen, Inc.*	28,800	10,769,184
BioMarin Pharmaceutical, Inc.*	46,000	5,154,300
Celgene Corp.*	287,008	31,014,084
Gilead Sciences, Inc.*,1	117,382	11,798,065
Incyte Corp.*	38,500	3,740,660
Regeneron Pharmaceuticals, Inc.*	25,159	11,509,236
Vertex Pharmaceuticals, Inc.*	63,089	7,777,612

		85,692,831

Capital markets—0.78%
TD Ameritrade Holding Corp.[1]	302,017	10,948,116

Chemicals—2.75%
Air Products & Chemicals, Inc.	59,531	8,538,531
Ecolab, Inc.	267,460	29,950,171

		38,488,702

Communications equipment—1.74%
QUALCOMM, Inc.	357,425	24,304,900

Diversified financial services—0.70%
Intercontinental Exchange Group, Inc.	43,800	9,834,414

Energy equipment & services—2.62%
Schlumberger Ltd.	387,416	36,653,428

Food & staples retailing—1.87%
CVS Health Corp.[1]	81,097	8,052,121
Walgreens Boots Alliance, Inc.	218,349	18,107,683

		26,159,804

Food products—2.48%
Mondelez International, Inc., Class A	906,859	34,796,180

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—2.80%
Starbucks Corp.	718,842	35,640,186
Wynn Resorts Ltd.	31,925	3,545,910

		39,186,096

Household durables—0.38%
Harman International Industries, Inc.	41,191	5,370,482

Insurance—6.60%
Berkshire Hathaway, Inc., Class B*	393,303	55,538,317
Markel Corp.*	49,827	36,903,869

		92,442,186

Internet & catalog retail—4.28%
Amazon.com, Inc.*	27,403	11,558,038
Liberty Interactive Corp., Class A*	557,950	16,046,642
Netflix, Inc.*	7,800	4,340,700
priceline.com, Inc.*	14,630	18,109,160
TripAdvisor, Inc.*,1	123,200	9,916,368

		59,970,908

Internet software & services—7.50%
Baidu, Inc., ADR*	77,969	15,615,631
eBay, Inc.*	331,475	19,311,734
Equinix, Inc.[1]	71,492	18,296,948
Facebook, Inc., Class A*	166,778	13,137,103
Google, Inc., Class A*	37,985	20,845,028
Google, Inc., Class C*	15,517	8,338,162
LinkedIn Corp., Class A*	23,038	5,808,571
Yelp, Inc.*,1	95,075	3,745,004

		105,098,181

IT services—4.30%
Alliance Data Systems Corp.*	23,313	6,931,188
MasterCard, Inc., Class A	362,297	32,682,813
Visa, Inc., Class A1	311,925	20,602,646

		60,216,647

Life sciences tools & services—2.37%
Mettler-Toledo International, Inc.*,1	104,880	33,248,009

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—3.07%
Discovery Communications, Inc., Class A*,1	107,874	3,490,803
Discovery Communications, Inc., Class C*	291,782	8,820,570
Liberty Global PLC, Series C*	608,972	30,722,637

		43,034,010

Oil, gas & consumable fuels—2.80%
EOG Resources, Inc.	102,250	10,117,638
Kinder Morgan, Inc.[1]	225,912	9,702,920
Pioneer Natural Resources Co.[1]	48,850	8,440,303
The Williams Cos., Inc.	213,200	10,913,708

		39,174,569

Pharmaceuticals—4.16%
Actavis PLC*	97,834	27,673,325
Novo Nordisk A/S, ADR	247,825	13,945,113
Perrigo Co. PLC	7,040	1,290,291
Valeant Pharmaceuticals International, Inc.*	70,786	15,355,607

		58,264,336

Real estate investment trusts—4.51%
American Tower Corp.	509,766	48,188,180
Crown Castle International Corp.	180,225	15,054,194

		63,242,374

Road & rail—2.43%
Kansas City Southern	83,725	8,580,975
Union Pacific Corp.	239,933	25,488,083

		34,069,058

Semiconductors & semiconductor equipment—1.32%
ARM Holdings PLC, ADR[1]	136,932	6,982,163
Avago Technologies Ltd.	53,672	6,273,183
Broadcom Corp., Class A	119,292	5,273,303

		18,528,649

Software—11.04%
Adobe Systems, Inc.*	505,470	38,446,048
Electronic Arts, Inc.*	203,997	11,850,186
Intuit, Inc.	283,801	28,473,754
Microsoft Corp.	296,948	14,443,551

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Oracle Corp.	1,179,269	51,439,714
Salesforce.com, Inc.*,1	137,039	9,979,180

		154,632,433

Specialty retail—5.71%
L Brands, Inc.	140,775	12,579,654
O’Reilly Automotive, Inc.*	68,254	14,867,769
Sally Beauty Holdings, Inc.*	188,400	5,879,964
The Home Depot, Inc.	93,186	9,969,038
The TJX Cos., Inc.	569,595	36,761,661

		80,058,086

Technology hardware, storage & peripherals—2.76%
Apple, Inc.	308,465	38,604,395

Textiles, apparel & luxury goods—1.06%
Michael Kors Holdings Ltd.*	84,485	5,226,242
Nike, Inc., Class B	97,425	9,629,487

		14,855,729

Total common stocks (cost—$1,052,599,363)		1,333,927,460

	Face amount ($)
Repurchase agreement—5.54%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $79,203,677 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$79,122,284); proceeds: $77,570,000 (cost—$77,570,000)	77,570,000	77,570,000

	Number of shares
Investment of cash collateral from securities loaned—0.35%
Money market fund—0.35%
UBS Private Money Market Fund LLC [2] (cost—$4,941,510)	4,941,510	4,941,510

Total investments (cost—$1,135,110,873)[3]—101.11%		1,416,438,970
Liabilities in excess of other assets—(1.11)%		(15,566,882)

Net assets—100.00%		1,400,872,088

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$294,880,384
Gross unrealized depreciation	(13,552,287)

Net unrealized appreciation	$281,328,097

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,333,927,460	—	—	1,333,927,460
Repurchase agreement	—	77,570,000	—	77,570,000
Investment of cash collateral from securities loaned	—	4,941,510	—	4,941,510

Total	1,333,927,460	82,511,510	—	1,416,438,970

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.7
United Kingdom	2.7
Curacao	2.6
Ireland	2.0
Cayman Islands	1.1
Canada	1.1
Denmark	1.0
Singapore	0.4
British Virgin Islands	0.4

Total	100.0

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/30/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	—	119,170,924	114,229,414	4,941,510	506

3	Includes $80,958,332 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $80,089,497 and cash collateral of $4,941,510.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—96.57%
Aerospace & defense—0.67%
Spirit Aerosystems Holdings, Inc., Class A*	73,750	3,753,138

Air freight & logistics—0.97%
Expeditors International of Washington, Inc.	119,000	5,453,770

Airlines—0.30%
JetBlue Airways Corp.*,1	81,130	1,665,599

Auto components—0.20%
Tower International, Inc.*	43,860	1,134,220

Banks—6.04%
Bank of Hawaii Corp.[1]	56,000	3,381,840
Cathay General Bancorp	81,200	2,320,696
CIT Group, Inc.	21,370	962,291
FirstMerit Corp.[1]	227,350	4,403,770
Hancock Holding Co.[1]	118,000	3,434,980
Huntington Bancshares, Inc.	244,700	2,657,442
Umpqua Holdings Corp.[1]	198,400	3,374,784
United Community Banks, Inc.	154,940	2,883,433
Webster Financial Corp.[1]	161,550	5,788,336
Zions Bancorporation[1]	162,500	4,604,438

		33,812,010

Beverages—0.72%
Treasury Wine Estates Ltd., ADR	918,550	4,014,063

Building products—0.16%
Continental Building Products, Inc.*	39,675	873,247

Capital markets—4.26%
Ares Capital Corp.	119,764	2,038,383
Artisan Partners Asset Management, Inc., Class A	100,000	4,479,000
Cohen & Steers, Inc.[1]	56,200	2,127,732
E*TRADE Financial Corp.*,1	150,810	4,341,820
Eaton Vance Corp.[1]	15,425	633,659
Lazard Ltd., Class A	40,820	2,164,685
Raymond James Financial, Inc.	88,410	4,997,817

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Virtus Investment Partners, Inc.[1]	22,778	3,043,596

		23,826,692

Chemicals—0.62%
Celanese Corp., Series A	28,745	1,907,518
Olin Corp.[1]	51,960	1,534,379

		3,441,897

Commercial services & supplies—3.39%
Herman Miller, Inc.	65,500	1,795,355
KAR Auction Services, Inc.	258,210	9,607,994
Meridian Waste Solutions, Inc.*	4,355	5,226
Tetra Tech, Inc.[1]	119,721	3,245,636
United Stationers, Inc.[1]	106,465	4,323,544

		18,977,755

Communications equipment—0.75%
ARRIS Group, Inc.*	44,840	1,509,987
Brocade Communications Systems, Inc.	74,640	843,432
Ciena Corp.*	86,175	1,835,527

		4,188,946

Construction & engineering—0.53%
EMCOR Group, Inc.	66,157	2,952,587

Consumer finance—1.52%
Encore Capital Group, Inc.*,1	67,561	2,732,167
First Cash Financial Services, Inc.*	83,800	4,050,892
Santander Consumer USA Holdings, Inc.[1]	69,725	1,721,510

		8,504,569

Containers & packaging—1.55%
Berry Plastics Group, Inc.*	103,835	3,553,234
Crown Holdings, Inc.*	17,875	969,897
Rock Tenn Co., Class A	18,340	1,155,053
Silgan Holdings, Inc.	55,040	2,965,005

		8,643,189

Diversified consumer services—0.50%
LifeLock, Inc.*,1	81,000	1,183,410

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
ServiceMaster Global Holdings, Inc.*	47,370	1,637,107

		2,820,517

Diversified financial services—1.48%
MSCI, Inc.,	68,600	4,197,634
Voya Financial, Inc.	95,875	4,059,347

		8,256,981

Diversified telecommunication services—0.50%
Frontier Communications Corp.[1]	114,175	783,241
Level 3 Communications, Inc.*	36,315	2,031,461

		2,814,702

Electric utilities—0.63%
Portland General Electric Co.[1]	24,375	857,025
Westar Energy, Inc.[1]	70,550	2,656,208

		3,513,233

Electrical equipment—0.73%
The Babcock & Wilcox Co.	126,047	4,073,839

Electronic equipment, instruments & components—1.18%
Cognex Corp.*,1	72,300	3,245,547
Jabil Circuit, Inc.	149,700	3,371,244

		6,616,791

Energy equipment & services—2.41%
Core Laboratories N.V.[1]	25,200	3,308,256
Dril-Quip, Inc.*	43,392	3,459,210
Forum Energy Technologies, Inc.*	151,950	3,534,357
Helix Energy Solutions Group, Inc.*	42,945	707,734
Precision Drilling Corp.	337,700	2,455,079

		13,464,636

Food & staples retailing—0.33%
Village Super Market, Inc., Class A	57,999	1,851,908

Food products—2.61%
Dean Foods Co.	232,326	3,775,297
Flowers Foods, Inc.[1]	116,683	2,606,698

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
J&J Snack Foods Corp.[1]	21,350	2,227,446
Pilgrim’s Pride Corp.[1]	74,490	1,839,903
Pinnacle Foods, Inc.	39,350	1,595,643
Post Holdings, Inc.*,1	54,210	2,544,617

		14,589,604

Gas utilities—1.52%
Atmos Energy Corp.	51,725	2,793,150
Questar Corp.	242,500	5,684,200

		8,477,350

Health care equipment & supplies—3.23%
Globus Medical, Inc., Class A*	65,840	1,572,918
Haemonetics Corp.*,1	85,858	3,479,825
Halyard Health, Inc.*,1	44,270	2,146,209
Hologic, Inc.*	63,465	2,141,309
Integra LifeSciences Holdings*,1	64,950	3,817,761
NuVasive, Inc.*	34,560	1,545,869
STERIS Corp.[1]	50,850	3,381,525

		18,085,416

Health care providers & services—3.94%
AMN Healthcare Services, Inc.*	233,750	5,331,837
AmSurg Corp.*,1	37,100	2,326,912
Centene Corp.*	22,270	1,380,517
Kindred Healthcare, Inc.	87,625	2,010,994
Laboratory Corp. of America Holdings*	12,485	1,492,707
Patterson Cos., Inc.	107,000	5,024,185
Universal Health Services, Inc., Class B	14,660	1,714,487
VCA, Inc.*	54,110	2,757,987

		22,039,626

Hotels, restaurants & leisure—3.13%
Bloomin’ Brands, Inc.	125,000	2,832,500
Interval Leisure Group, Inc.	82,090	2,035,011
SeaWorld Entertainment, Inc.	225,620	4,783,144
Six Flags Entertainment Corp.	48,750	2,292,225

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
The Cheesecake Factory, Inc.[1]	111,000	5,564,430

		17,507,310

Household durables—0.71%
Taylor Morrison Home Corp., Class A*,1	101,961	1,888,318
Tupperware Brands Corp.[1]	31,437	2,101,878

		3,990,196

Household products—0.48%
WD-40 Co.[1]	33,000	2,671,680

Independent power and renewable electricity producers—0.94%
Dynegy, Inc.*	110,175	3,665,522
NRG Energy, Inc.	62,865	1,586,713

		5,252,235

Insurance—1.82%
Allied World Assurance Co. Holdings AG	22,110	909,605
HCC Insurance Holdings, Inc.	43,640	2,485,734
Lincoln National Corp.	4,605	260,137
RLI Corp.[1]	96,900	4,812,054
XL Group PLC	46,450	1,722,366

		10,189,896

IT services—6.52%
Amdocs Ltd.[1]	26,155	1,440,356
Booz Allen Hamilton Holding Corp.	82,670	2,273,425
Cass Information Systems, Inc.	92,800	4,850,656
Computer Services, Inc.	72,400	3,091,480
CoreLogic, Inc.*	153,530	6,004,558
Endurance International Group Holdings, Inc.*,1	144,200	2,644,628
EVERTEC, Inc.	230,449	4,777,208
Jack Henry & Associates, Inc.[1]	90,400	6,012,504
Syntel, Inc.*	94,900	4,272,398
VeriFone Systems, Inc.*,1	30,450	1,089,196

		36,456,409

Life sciences tools & services—0.98%
Bio-Rad Laboratories, Inc., Class A*	17,100	2,299,095
Cambrex Corp.*	22,700	873,723

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Charles River Laboratories International, Inc.*	23,635	1,634,597
Quintiles Transnational Holdings, Inc.*	10,615	699,316

		5,506,731

Machinery—7.87%
Actuant Corp., Class A1	129,660	3,088,501
Allison Transmission Holdings, Inc.	172,605	5,295,521
Donaldson Co., Inc.[1]	96,000	3,587,520
Graco, Inc.[1]	52,000	3,724,240
Harsco Corp.	134,410	2,161,313
IDEX Corp.[1]	41,570	3,118,166
ITT Corp.	93,610	3,711,636
RBC Bearings, Inc.[1]	79,500	5,802,705
Snap-on, Inc.	46,200	6,909,210
The Manitowoc Co., Inc.	196,670	3,880,299
Trinity Industries, Inc.[1]	102,363	2,773,014

		44,052,125

Media—2.22%
Cinemark Holdings, Inc., Class A	122,000	5,200,860
Gannett Co., Inc.	69,800	2,395,536
Gray Television, Inc.*	91,850	1,217,931
Lions Gate Entertainment Corp.	48,175	1,493,907
Starz Class A*	52,975	2,083,506

		12,391,740

Metals & mining—0.43%
United States Steel Corp.[1]	100,275	2,408,606

Multi-utilities—0.45%
Ameren Corp.[1]	61,085	2,500,820

Multiline retail—0.36%
Big Lots, Inc.[1]	44,110	2,010,093

Oil, gas & consumable fuels—4.32%
Abraxas Petroleum Corp.*,1	204,025	775,295
Diamondback Energy, Inc.*,1	49,850	4,116,114
Energen Corp.	32,220	2,293,097
Laredo Petroleum Holdings, Inc.*,1	173,630	2,743,354
Newfield Exploration Co.*	60,620	2,378,729

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Oasis Petroleum, Inc.*,1	198,100	3,553,914
PBF Energy, Inc., Class A	84,500	2,398,110
RSP Permian, Inc.*,1	106,490	3,090,340
Tsakos Energy Navigation Ltd.	308,975	2,836,391

		24,185,344

Pharmaceuticals—0.34%
Lannett Co., Inc.*,1	33,535	1,928,263

Professional services—1.87%
Korn/Ferry International[1]	140,687	4,435,861
Resources Connection, Inc.	189,638	2,988,695
The Corporate Executive Board Co.	36,500	3,059,795

		10,484,351

Real estate investment trusts—5.93%
BioMed Realty Trust, Inc.[1]	181,335	3,762,701
CBL & Associates Properties, Inc.	74,069	1,333,983
DuPont Fabros Technology, Inc.[1]	112,450	3,502,818
Equity Commonwealth*	92,800	2,339,488
Liberty Property Trust	118,630	4,133,069
New Residential Investment Corp.	248,130	4,228,135
Parkway Properties, Inc.	244,242	3,973,817
PennyMac Mortgage Investment Trust	156,000	3,268,200
Physicians Realty Trust	87,850	1,458,310
Redwood Trust, Inc.	192,620	3,311,138
Sunstone Hotel Investors, Inc.	119,077	1,855,220

		33,166,879

Real estate management & development—0.93%
CBRE Group, Inc., Class A*	136,240	5,223,442

Road & rail—2.13%
Con-way, Inc.[1]	68,520	2,816,172
Landstar System, Inc.[1]	117,130	7,298,370
Ryder System, Inc.	19,005	1,812,317

		11,926,859

Semiconductors & semiconductor equipment—2.05%
Integrated Device Technology, Inc.*	106,750	1,941,782
Linear Technology Corp.	107,600	4,963,588

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Skyworks Solutions, Inc.	35,395	3,265,189
Synaptics, Inc.*,1	15,385	1,303,417

		11,473,976

Software—2.63%
American Software, Inc., Class A	418,700	4,065,577
Electronic Arts, Inc.*	58,620	3,405,236
FactSet Research Systems, Inc.[1]	28,800	4,532,832
PTC, Inc.*	43,950	1,685,043
Synopsys, Inc.*	21,680	1,016,358

		14,705,046

Specialty retail—4.30%
Abercrombie & Fitch Co., Class A1	83,480	1,876,630
American Eagle Outfitters, Inc.	235,736	3,750,560
ANN, Inc.*	48,750	1,845,675
Ascena Retail Group, Inc.*,1	144,050	2,159,309
DSW, Inc., Class A	58,400	2,118,168
Foot Locker, Inc.[1]	41,245	2,452,015
Group 1 Automotive, Inc.	20,025	1,581,575
Pier 1 Imports, Inc.[1]	254,820	3,223,473
Ross Stores, Inc.	51,000	5,042,880

		24,050,285

Technology hardware, storage & peripherals—0.58%
Avid Technology, Inc.*	201,250	3,258,238

Textiles, apparel & luxury goods—0.57%
Coach, Inc.	34,410	1,314,806
Hanesbrands, Inc.[1]	60,640	1,884,691

		3,199,497

Thrifts & mortgage finance—2.17%
BofI Holding, Inc.*,1	17,565	1,612,643
Essent Group Ltd.*	171,548	4,280,122
Ladder Capital Corp. Class A	154,700	2,713,438

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thrifts & mortgage finance—(concluded)
Ocwen Financial Corp.*,1	418,512	3,553,167

		12,159,370

Trading companies & distributors—2.10%
AerCap Holdings N.V.*	81,740	3,815,623
Beacon Roofing Supply, Inc.*	86,450	2,569,294
GATX Corp.	59,050	3,212,320
MSC Industrial Direct Co, Inc.[1]	30,200	2,146,012

		11,743,249

Total common stocks (cost—$481,147,803)		540,288,925

	Face amount ($)
Repurchase agreement—3.66%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $20,885,796 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$20,864,333); proceeds: $20,455,000 (cost—$20,455,000)	20,455,000	20,455,000

	Number of shares
Investment of cash collateral from securities loaned—5.71%
Money market fund—5.71%
UBS Private Money Market Fund LLC [2] (cost—$31,938,608)	31,938,608	31,938,608

Total investments (cost—$533,541,411) [3]—105.94%		592,682,533
Liabilities in excess of other assets—(5.94)%		(33,232,119)

Net assets—100.00%		559,450,414

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$80,476,281
Gross unrealized depreciation	(21,335,159)

Net unrealized appreciation	$59,141,122

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	540,288,925	—	—	540,288,925
Repurchase agreement	—	20,455,000	—	20,455,000
Investment of cash collateral from securities loaned	—	31,938,608	—	31,938,608

Total	540,288,925	52,393,608	—	592,682,533

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	94.6
Bermuda	1.6
Netherlands	1.2
Puerto Rico	0.8
Australia	0.7
Canada	0.7
Ireland	0.3
Switzerland	0.1

Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the nine months ended 04/30/15($)	Sales during the nine months ended 04/30/15($)	Value at 04/30/15($)	Net income earned from affiliate for the nine months ended 04/30/15($)
UBS Private Money Market Fund LLC	31,962,048	194,207,202	194,230,642	31,938,608	2,300

3	Includes $118,078,334 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $90,250,135 and cash collateral of $31,938,608.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—98.75%
Aerospace & defense—1.99%
HEICO Corp.[1]	94,491	5,276,377
Hexcel Corp.	84,885	4,256,983
TransDigm Group, Inc.*	6,313	1,339,177

		10,872,537

Air freight & logistics—0.98%
Forward Air Corp.	54,940	2,767,328
Radiant Logistics, Inc.*	117,989	625,342
XPO Logistics, Inc.*,1	40,722	1,975,017

		5,367,687

Airlines—0.21%
Allegiant Travel Co.	4,512	693,765
Hawaiian Holdings, Inc.*	19,946	460,354

		1,154,119

Auto components—2.14%
Dorman Products, Inc.*,1	65,160	3,051,443
Gentex Corp.	349,744	6,068,059
Gentherm, Inc.*	13,418	707,531
Motorcar Parts of America, Inc.*	34,732	1,015,216
Tenneco, Inc.*	14,742	861,670

		11,703,919

Beverages—0.59%
The Boston Beer Co., Inc., Class A*	12,931	3,204,302

Biotechnology—4.96%
Aduro Biotech, Inc.*,1	39,177	995,096
AMAG Pharmaceuticals, Inc.*	26,591	1,355,343
Cepheid, Inc.*,1	187,872	10,539,619
Eagle Pharmaceuticals, Inc.*	11,582	610,371
Insys Therapeutics, Inc.*	25,009	1,314,723
Intercept Pharmaceuticals, Inc.*,1	7,252	1,833,378
Intrexon Corp.*,1	7,203	279,693
Ligand Pharmaceuticals, Inc.*,1	16,837	1,307,225
Neurocrine Biosciences, Inc.*	44,622	1,521,164
Orexigen Therapeutics, Inc.*,1	63,106	414,606
Pharmacyclics, Inc.*	10,790	2,764,398
PTC Therapeutics, Inc.*	16,289	956,979
Puma Biotechnology, Inc.*,1	10,464	1,889,589
Synageva BioPharma Corp.*	14,833	1,364,043

		27,146,227

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—0.84%
Apogee Enterprises, Inc.	25,341	1,333,443
USG Corp.*,1	122,948	3,263,040

		4,596,483

Capital markets—1.95%
Evercore Partners, Inc., Class A	31,868	1,537,313
Financial Engines, Inc.[1]	143,325	6,044,015
Lazard Ltd., Class A	47,533	2,520,675
WisdomTree Investments, Inc.	31,075	591,668

		10,693,671

Commercial services & supplies—4.44%
Healthcare Services Group, Inc.[1]	141,965	4,297,281
Herman Miller, Inc.	55,950	1,533,589
Innerworkings, Inc.*	218,637	1,383,972
Mobile Mini, Inc.[1]	96,635	3,724,313
Ritchie Brothers Auctioneers, Inc.[1]	232,963	5,891,634
Rollins, Inc.[1]	302,647	7,505,646

		24,336,435

Communications equipment—0.63%
Digi International, Inc.*	214,177	2,163,188
Radware Ltd.*	53,498	1,266,297

		3,429,485

Construction materials—1.87%
Martin Marietta Materials, Inc.	48,217	6,878,155
Summit Materials, Inc., Class A*	141,492	3,351,946

		10,230,101

Consumer finance—1.91%
Cardtronics, Inc.*	110,016	4,150,904
PRA Group, Inc.*,1	114,658	6,280,392

		10,431,296

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—2.91%
Grand Canyon Education, Inc.*	180,765	8,185,039
Sotheby’s1	182,026	7,774,331

		15,959,370

Diversified telecommunication services—0.60%
Cogent Communications Holdings, Inc.	48,224	1,687,358
inContact, Inc.*,1	154,999	1,604,239

		3,291,597

Electrical equipment—0.37%
Acuity Brands, Inc.	4,843	808,539
Enphase Energy, Inc.*,1	96,515	1,213,193

		2,021,732

Electronic equipment, instruments & components—1.41%
CUI Global, Inc.*,1	59,871	329,889
DTS, Inc.*	17,801	638,166
National Instruments Corp.	235,690	6,740,734

		7,708,789

Food & staples retailing—2.63%
Rite Aid Corp.*	158,575	1,222,613
The Fresh Market, Inc.*,1	60,341	2,120,383
United Natural Foods, Inc.*,1	163,905	11,057,031

		14,400,027

Health care equipment & supplies—4.48%
Abaxis, Inc.[1]	59,728	3,822,592
Align Technology, Inc.*	49,975	2,940,529
Cantel Medical Corp.	33,686	1,508,796
Cardiovascular Systems, Inc.*	35,447	1,109,491
ICU Medical, Inc.*	9,122	769,623
Inogen, Inc.*	41,944	1,541,023
Insulet Corp.*	61,886	1,847,297
LDR Holding Corp.*	30,117	1,019,460
Neogen Corp.*,1	106,427	4,740,258

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Novadaq Technologies, Inc.*,1	166,195	1,796,568
Quidel Corp.*	16,331	380,513
STERIS Corp.[1]	22,520	1,497,580
Zeltiq Aesthetics, Inc.*	51,546	1,582,462

		24,556,192

Health care providers & services—11.46%
AAC Holdings, Inc.*,1	34,567	1,198,092
Adeptus Health, Inc., Class A*,1	43,270	2,746,347
Amsurg Corp.*	68,031	4,266,904
Bio-Reference Laboratories, Inc.*,1	136,629	4,525,153
Capital Senior Living Corp.*	24,162	632,320
Catamaran Corp.*	29,908	1,775,040
Chemed Corp.[1]	47,035	5,420,784
Community Health Systems, Inc.*	160,975	8,641,138
Envision Healthcare Holdings, Inc.*	87,714	3,329,623
ExamWorks Group, Inc.*,1	94,100	3,853,395
HealthSouth Corp.	63,333	2,863,918
IPC Hospitalist Co.*,1	77,045	3,769,041
LifePoint Hospitals, Inc.*	27,726	2,076,123
MEDNAX, Inc.*	82,100	5,811,038
Premier, Inc., Class A*	115,974	4,395,415
Team Health Holdings, Inc.*	25,351	1,510,159
Tenet Healthcare Corp.*	123,799	5,925,020

		62,739,510

Health care technology—1.97%
athenahealth, Inc.*,1	69,163	8,483,533
HealthStream, Inc.*,1	18,646	539,615
Veeva Systems, Inc., Class A*,1	65,772	1,746,247

		10,769,395

Hotels, restaurants & leisure—3.76%
BJ’s Restaurants, Inc.*,1	17,578	822,650
Buffalo Wild Wings, Inc.*	11,044	1,759,309
Dunkin’ Brands Group, Inc.[1]	27,692	1,443,030
Fiesta Restaurant Group, Inc.*	12,953	654,774
Jack in the Box, Inc.	24,642	2,138,186
Kona Grill, Inc.*	57,263	1,389,200
Life Time Fitness, Inc.*	33,913	2,424,780
Noodles & Co.*,1	148,965	2,982,279

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Red Lion Hotels Corp.*	13,090	91,630
Sonic Corp.	36,786	1,053,919
The Cheesecake Factory, Inc.[1]	75,990	3,809,379
The Habit Restaurants, Inc., Class A*	23,446	776,532
Zoe’s Kitchen, Inc.*,1	41,184	1,261,466

		20,607,134

Household durables—0.14%
The Ryland Group, Inc.	18,377	757,500

Internet & catalog retail—0.95%
Shutterfly, Inc.*	103,070	4,613,413
Wayfair, Inc., Class A*	18,902	607,132

		5,220,545

Internet software & services—6.47%
Autobytel, Inc.*	28,791	418,333
ChannelAdvisor Corp.*,1	93,200	953,436
Cvent, Inc.*,1	132,565	3,563,347
DealerTrack Holdings, Inc.*,1	293,595	11,541,219
GrubHub, Inc.*	26,632	1,096,439
GTT Communications, Inc.*	19,762	360,854
Internap Corp.*	329,592	3,098,165
Q2 Holdings, Inc.*	74,967	1,525,578
SciQuest, Inc.*,1	218,275	3,354,887
SPS Commerce, Inc.*	92,121	6,011,817
TechTarget, Inc.*	115,923	1,254,287
Yelp, Inc.*,1	56,932	2,242,552

		35,420,914

IT services—6.72%
Cass Information Systems, Inc.[1]	63,223	3,304,666
Echo Global Logistics, Inc.*,1	123,511	3,569,468
EPAM Systems, Inc.*	23,608	1,527,674
Euronet Worldwide, Inc.*	16,654	973,926
ExlService Holdings, Inc.*	72,435	2,493,937
Heartland Payment Systems, Inc.	113,644	5,784,479
MAXIMUS, Inc.[1]	182,370	11,673,504
PFSweb, Inc.*	58,740	763,032
Vantiv, Inc., Class A*	172,167	6,731,730

		36,822,416

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Leisure products—0.31%
Malibu Boats, Inc., Class A*	20,620	436,526
Nautilus, Inc.*	76,530	1,286,469

		1,722,995

Life sciences tools & services—1.33%
Bio-Techne Corp.[1]	51,920	4,982,243
PAREXEL International Corp.*	35,941	2,284,949

		7,267,192

Machinery—1.39%
Middleby Corp.*	18,675	1,892,525
Proto Labs, Inc.*,1	81,445	5,701,150

		7,593,675

Media—0.94%
IMAX Corp.*,1	31,626	1,181,547
Nexstar Broadcasting Group, Inc., Class A	34,595	2,022,424
Sinclair Broadcast Group, Inc., Class A1	62,925	1,928,022

		5,131,993

Oil, gas & consumable fuels—1.76%
Diamondback Energy, Inc.*	23,751	1,961,120
Gulfport Energy Corp.*	23,923	1,170,792
Memorial Resource Development Corp.*	96,892	1,956,249
Rice Energy, Inc.*,1	79,260	1,952,174
Scorpio Tankers, Inc.	66,367	619,868
World Fuel Services Corp.	35,438	1,966,809

		9,627,012

Pharmaceuticals—2.67%
Akorn, Inc.*	73,418	3,057,126
ANI Pharmaceuticals, Inc.*,1	48,482	2,956,432
BioDelivery Sciences International, Inc.*,1	27,826	224,278
Depomed, Inc.*	13,198	306,985
Dipexium Pharmaceuticals, Inc.*	52,466	623,821
Heska Corp.*	28,432	798,655

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Horizon Pharma PLC*	119,502	3,360,396
Jazz Pharmaceuticals PLC*	6,661	1,190,321
Lannett Co., Inc.*,1	36,652	2,107,490

		14,625,504

Professional services—5.71%
CoStar Group, Inc.*,1	53,153	10,866,068
Kelly Services, Inc., Class A	97,186	1,595,794
Kforce, Inc.	167,672	3,812,861
Korn/Ferry International	74,196	2,339,400
The Advisory Board Co.*,1	216,070	11,211,872
TriNet Group, Inc.*	30,252	1,059,425
WageWorks, Inc.*	7,630	384,552

		31,269,972

Road & rail—0.57%
Covenant Transportation Group, Inc., Class A*	18,082	550,958
Knight Transportation, Inc.	37,783	1,091,929
Old Dominion Freight Line, Inc.*	21,005	1,494,086

		3,136,973

Semiconductors & semiconductor equipment—2.96%
Cabot Microelectronics Corp.*	102,191	4,833,634
Cavium, Inc.*	21,356	1,383,655
CEVA, Inc.*	39,941	826,779
Mellanox Technologies Ltd.*	37,778	1,756,299
Power Integrations, Inc.[1]	79,495	3,934,208
Qorvo, Inc.*	29,856	1,967,809
Semtech Corp.*,1	65,349	1,521,978

		16,224,362

Software—8.43%
Attunity Ltd.*	18,324	207,061
FireEye, Inc.*	28,626	1,182,254
FleetMatics Group PLC*	34,856	1,588,736
Pegasystems, Inc.	186,514	4,017,512
Proofpoint, Inc.*,1	20,318	1,096,766
PROS Holdings, Inc.*,1	87,240	1,939,345
Qualys, Inc.*	31,760	1,572,755
Synchronoss Technologies, Inc.*,1	207,822	9,534,873
TubeMogul, Inc.*,1	95,172	1,370,477

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Tyler Technologies, Inc.*	9,770	1,191,451
Ultimate Software Group, Inc.*,1	84,539	14,052,073
VASCO Data Security International, Inc.*,1	68,705	1,746,481
Verint Systems, Inc.*	108,320	6,654,098

		46,153,882

Specialty retail—2.84%
Big 5 Sporting Goods Corp.	33,700	459,668
Five Below, Inc.*,1	120,535	4,064,440
Lithia Motors, Inc., Class A	57,150	5,699,570
Party City Holdco, Inc.*	112,246	2,333,594
Tile Shop Holdings, Inc.*,1	232,770	3,019,027

		15,576,299

Technology hardware, storage & peripherals—0.46%
Stratasys Ltd.*,1	40,200	1,505,490
Super Micro Computer, Inc.*	34,559	994,262

		2,499,752

Textiles, apparel & luxury goods—0.97%
G-III Apparel Group Ltd.*	15,985	1,777,212
Lululemon Athletica, Inc.*,1	19,943	1,269,173
Skechers USA, Inc., Class A*	25,267	2,272,009

		5,318,394

Thrifts & mortgage finance—0.81%
LendingTree, Inc.*	80,681	4,439,875

Trading companies & distributors—1.04%
Beacon Roofing Supply, Inc.*	191,360	5,687,219

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—0.18%
Boingo Wireless, Inc.*	120,199	992,844

Total common stocks (cost—$466,840,054)		540,709,326

	Number of warrants
Warrants—0.00%
Oil, gas & consumable fuels—0.00%
Magnum Hunter Resources Corp., strike price $8.50, expires 04/15/16*,1 (cost—$0)	53,494	0

	Face amount ($)
Repurchase agreement—1.42%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $7,929,557 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$7,921,409); proceeds: $7,766,000 (cost—$7,766,000)	7,766,000	7,766,000

	Number of shares
Investment of cash collateral from securities loaned—18.20%
Money market fund—18.20%
UBS Private Money Market Fund LLC[2] (cost—$99,669,396)	99,669,396	99,669,396

Total investments (cost—$574,275,450)[3]—118.37%		648,144,722
Liabilities in excess of other assets—(18.37)%		(100,591,979)

Net assets—100.00%		547,552,743

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$86,760,493
Gross unrealized depreciation	(12,891,221)

Net unrealized appreciation	$73,869,272

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	540,709,326	—	—	540,709,326
Warrants	—	—	0	0
Repurchase agreement	—	7,766,000	—	7,766,000
Investment of cash collateral from securities loaned	—	99,669,396	—	99,669,396

Total	540,709,326	107,435,396	0	648,144,722

At April 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

Warrants
Beginning balance	$0
Purchases	—
Issuance	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	0
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2015 was $0.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	96.4
Canada	1.5
Ireland	0.9
Israel	0.7
Bermuda	0.4
Marshall Islands	0.1

Total	100.0

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/14($)	Purchases during the nine months ended 04/30/15($)	Sales during the nine months ended 04/30/15($)	Value at 04/30/15($)	Net income earned from affiliate for the nine months ended 04/30/15($)
UBS Private Money Market Fund LLC	70,777,816	249,417,504	220,525,924	99,669,396	5,868

3	Includes $139,834,228 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $47,966,003 and cash collateral of $99,669,396.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks
Aerospace & defense	0.28%
Air freight & logistics	0.18
Airlines	0.19
Auto components	2.37
Automobiles	2.81
Banks	10.70
Beverages	0.95
Biotechnology	1.13
Building products	1.46
Capital markets	3.63
Chemicals	3.05
Commercial services & supplies	1.08
Communications equipment	0.80
Construction & engineering	0.44
Construction materials	0.42
Containers & packaging	0.06
Diversified financial services	0.73
Diversified telecommunication services	6.45
Electric utilities	2.36
Electrical equipment	2.49
Electronic equipment, instruments & components	1.08
Energy equipment & services	2.87
Food & staples retailing	3.05
Food products	3.46
Gas utilities	0.62
Health care equipment & supplies	1.68
Health care providers & services	1.56
Hotels, restaurants & leisure	1.46
Household durables	0.57
Household products	0.46
Industrial conglomerates	1.32
Insurance	7.59
Internet software & services	1.41
IT services	0.99
Leisure products	0.53
Life sciences tools & services	0.10
Machinery	1.72
Marine	0.20
Media	2.24
Metals & mining	1.62
Multi-utilities	2.11

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks—(concluded)
Multiline retail	0.30
Oil, gas & consumable fuels	5.61
Paper & forest products	0.63
Personal products	1.47
Pharmaceuticals	10.13
Professional services	0.23
Real estate investment trusts	1.53
Real estate management & development	0.46
Road & rail	0.28
Semiconductors & semiconductor equipment	4.23
Software	0.96
Specialty retail	0.32
Technology hardware, storage & peripherals	0.03
Textiles, apparel & luxury goods	2.49
Tobacco	0.50
Trading companies & distributors	0.23
Transportation infrastructure	1.17
Wireless telecommunication services	1.58

Total common stocks	110.37

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Preferred stocks
Chemicals	0.03

Total preferred stocks	0.03

Right	0.03

Repurchase agreement	0.84

Investment of cash collateral from securities loaned	2.92

Investments sold short
Common stocks
Aerospace & defense	(0.22)
Airlines	(0.08)
Auto components	(0.04)
Automobiles	(0.10)
Banks	(0.22)
Beverages	(0.11)
Building products	(0.11)
Capital markets	(0.23)
Chemicals	(0.19)
Commercial services & supplies	(0.06)
Construction & engineering	(0.07)
Construction materials	(0.04)
Consumer finance	(0.27)
Distributors	(0.24)
Diversified financial services	(0.97)
Diversified telecommunication services	(0.49)
Electric utilities	(0.46)
Electrical equipment	(0.00)[1]
Electronic equipment, instruments & components	(0.14)
Energy equipment & services	(0.01)
Food & staples retailing	(0.04)
Food products	(0.17)
Health care providers & services	(0.23)
Hotels, restaurants & leisure	(0.15)
Household durables	(0.25)
Independent power and renewable electricity producers	(0.06)
Industrial conglomerates	(0.16)
Insurance	(0.23)
Internet & catalog retail	(0.29)
IT services	(0.08)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Investments sold short—(concluded)
Leisure products	(0.12)
Machinery	(0.23)
Media	(0.21)
Metals & mining	(0.57)
Multiline retail	(0.04)
Oil, gas & consumable fuels	(0.63)
Paper & forest products	(0.29)
Personal products	(0.00)[1]
Pharmaceuticals	(0.59)
Professional services	(0.01)
Real estate investment trusts	(0.38)
Real estate management & development	(1.18)
Road & rail	(0.14)
Semiconductors & semiconductor equipment	(0.11)
Software	(0.53)
Specialty retail	(0.13)
Textiles, apparel & luxury goods	(0.15)
Tobacco	(0.14)
Trading companies & distributors	(0.07)
Transportation infrastructure	(0.04)
Wireless telecommunication services	(0.51)

Total investments sold short	(11.78)

Liabilities in excess of other assets	(2.41)

Net assets	100.00%

1	Weighting represents less than (0.005%) of the Portfolio’s net assets as of April 30, 2015.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—110.37%
Australia—5.16%
ASX Ltd.[1]	20,486	680,474
AusNet Services	683,897	795,244
Bank of Queensland Ltd.	34,403	353,282
Bendigo and Adelaide Bank Ltd.[1]	86,945	827,634
Boral Ltd.	9,067	45,166
Coca-Cola Amatil Ltd.[1]	147,748	1,196,132
Cochlear Ltd.	24,859	1,636,896
Commonwealth Bank of Australia	19,109	1,337,572
Computershare Ltd.	301,175	2,921,518
Goodman Group	4,032	19,785
GPT Group	636,470	2,243,104
Iluka Resources Ltd.	267,522	1,704,743
Macquarie Group Ltd.	45,540	2,790,350
Medibank Pvt Ltd.*	266,813	465,840
Mirvac Group	209,900	332,531
Newcrest Mining Ltd.*	231,386	2,593,716
Novion Property Group	625,434	1,216,445
QBE Insurance Group Ltd.[1]	478,620	5,162,271
Ramsay Health Care Ltd.	9,575	472,011
REA Group Ltd.[1]	16,659	619,639
Santos Ltd.	297,140	1,935,076
Scentre Group	1,185,587	3,492,349
Sonic Healthcare Ltd.	198,528	3,111,322
Stockland	1,154,097	4,033,578
Sydney Airport	629,269	2,673,172
Tabcorp Holdings Ltd.	10,635	40,856
Telstra Corp. Ltd.	15,097	74,212
Transurban Group	905,558	7,079,731
Westpac Banking Corp.	240,854	6,919,896

Total Australia common stocks		56,774,545

Austria—0.09%
Andritz AG2	2,861	167,502
OMV AG	16,777	558,400
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,737	228,303
Voestalpine AG	985	41,240

Total Austria common stocks		995,445

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—0.95%
Ageas	5,126	192,595
Anheuser-Busch InBev N.V.	4,259	518,526
Belgacom SA	5,267	196,169
Colruyt SA	9,946	470,073
Delhaize Group SA	3,449	277,646
Groupe Bruxelles Lambert SA1	6,266	550,041
KBC Groep N.V.*,2	109,868	7,228,576
Solvay SA	4,509	663,928
Telenet Group Holding N.V.*	6,696	402,398

Total Belgium common stocks		10,499,952

Bermuda—0.96%
Jardine Matheson Holdings Ltd., ADR	60,800	3,756,402
Kerry Properties Ltd.[2]	417,500	1,703,936
Kunlun Energy Co. Ltd.[1]	2,796,378	3,319,723
Seadrill Ltd.[1]	54,897	699,686
Shangri-La Asia Ltd.	690,000	1,046,504

Total Bermuda common stocks		10,526,251

Brazil—0.59%
BB Seguridade Participacoes SA	553,842	6,479,673

Cayman Islands—2.00%
Alibaba Group Holding Ltd., ADR*	69,049	5,612,993
Ctrip.com International Ltd., ADR*	115,454	7,352,111
Hengan International Group Co. Ltd.	729,291	8,997,211

Total Cayman Islands common stocks		21,962,315

China—1.01%
Sinopharm Group Co., Class H	2,340,763	11,118,150

Curacao—1.15%
Schlumberger Ltd.	134,294	12,705,555

Denmark—3.39%
Coloplast A/S, Class B	84,886	6,928,743
Danske Bank A/S	31,852	903,344
DSV A/S	40,893	1,418,564
ISS A/S	14,123	477,060
Novo Nordisk A/S, ADR	188,339	10,597,835
Novo Nordisk A/S, Class B2	78,328	4,397,387
Novozymes A/S, B Shares	17,258	796,224

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Pandora A/S2	54,637	5,647,361
TDC A/S	273,963	2,085,792
Tryg A/S	3,339	362,597
Vestas Wind Systems A/S2	81,506	3,696,904

Total Denmark common stocks		37,311,811

Finland—1.29%
Neste Oil Oyj[1]	70,888	1,928,014
Nokia Oyj	125,982	850,055
Orion Oyj, Class B	17,157	561,017
Sampo Oyj, A Shares[2]	79,415	3,847,994
Stora Enso Oyj, R Shares[1]	138,902	1,461,703
UPM-Kymmene Oyj[2]	301,003	5,446,515
Wartsila Oyj Abp	2,278	104,515

Total Finland common stocks		14,199,813

France—7.54%
Alcatel-Lucent*	747,361	2,594,843
AXA SA1	56,448	1,427,335
Bureau Veritas SA	17,047	401,416
Carrefour SA	46,599	1,606,682
Casino Guichard Perrachon SA	9,601	848,992
Cie de Saint-Gobain	177,271	8,056,451
Cie Generale des Etablissements Michelin	5,522	615,790
CNP Assurances	4,246	76,315
Electricite de France (EDF)[2]	154,348	3,927,364
Essilor International SA	8,578	1,045,058
Eurazeo SA	1,984	142,014
France Telecom SA	270,891	4,461,930
Hermes International	112	42,239
Iliad SA1	49,850	11,751,715
L’Oreal SA	3,459	660,119
Lagardere SCA	21,926	703,844
LVMH Moet Hennessy Louis Vuitton SE	2,315	404,815
Natixis SA	249,692	2,066,816
Peugeot SA*	5,009	94,698
Publicis Groupe SA	13,199	1,107,007
Renault SA1	5,440	572,384
Rexel SA	8,459	159,424
Sanofi SA1,2	186,029	18,935,968
Societe Generale SA	87,182	4,358,634

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Sodexo	7,024	710,760
Total SA	127,269	6,891,610
Unibail-Rodamco SE	1,060	291,967
Valeo SA	4,852	777,871
Vallourec SA	107,167	2,527,085
Veolia Environnement SA2	154,452	3,268,204
Wendel SA	19,835	2,436,197

Total France common stocks		82,965,547

Germany—6.52%
adidas AG	4,698	384,935
Allianz SE2	24,763	4,215,025
Axel Springer SE	2,993	166,974
Bayer AG	2,601	374,369
Celesio AG	5,835	173,150
Continental AG1,2	5,494	1,287,544
Daimler AG	78,905	7,586,453
Deutsche Bank AG	89,551	2,864,005
Deutsche Boerse AG	5,707	472,904
Deutsche Lufthansa AG*	149,320	2,059,367
Deutsche Post AG	1,249	41,127
Deutsche Telekom AG	707,587	13,005,909
Hannover Rueck SE1	2,666	271,001
Metro AG1	53,413	1,935,947
ProSiebenSat.1 Media AG2	98,318	5,026,720
RWE AG2	317,801	7,897,171
SAP SE	97,788	7,389,350
Siemens AG	52,832	5,747,165
ThyssenKrupp AG1	171,122	4,546,612
TUI AG	19,560	364,729
United Internet AG	8,875	396,793
Wirecard AG	125,538	5,513,521

Total Germany common stocks		71,720,771

Hong Kong—3.51%
AIA Group Ltd.	2,271,060	15,103,626
BOC Hong Kong Holdings Ltd.[2]	394,000	1,528,215
China Mobile Ltd.	485,000	6,927,394
CLP Holdings Ltd.[2]	499,500	4,372,480
Hang Lung Properties Ltd.	119,000	402,287
Hang Seng Bank Ltd.[2]	365,623	7,123,009

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
HKT Trust/HKT Ltd.	807,000	1,078,875
Hong Kong & China Gas Co. Ltd.	339,200	807,976
Hysan Development Co. Ltd.	192,000	887,166
New World Development Co. Ltd.	326,000	432,394
Sino Land Co. Ltd.	243	394

Total Hong Kong common stocks		38,663,816

Israel—0.97%
Bank Leumi Le-Israel B.M.*	14,932	58,035
Bezeq The Israeli Telecommunication Corp. Ltd.	880,298	1,667,322
Delek Group Ltd.	3,016	841,405
Mizrahi Tefahot Bank Ltd.*	55,827	624,425
Teva Pharmaceutical Industries Ltd., ADR	119,600	7,226,232
The Israel Corp. Ltd.	827	304,624

Total Israel common stocks		10,722,043

Italy—2.51%
Assicurazioni Generali SpA[2]	234,812	4,588,032
Atlantia SpA	3,563	100,209
ENI SpA	563,649	10,814,086
EXOR SpA	47,262	2,180,389
Snam SpA	913,266	4,757,332
Telecom Italia SpA*	1,455,129	1,717,440
Terna Rete Elettrica Nazionale SpA	725,363	3,419,610

Total Italy common stocks		27,577,098

Japan—20.89%
ABC-Mart, Inc.[1]	16,500	938,833
Air Water, Inc.	35,000	621,612
Ajinomoto Co., Inc.	19,000	421,281
Astellas Pharma, Inc.	55,100	857,945
Bridgestone Corp.[2]	129,100	5,407,183
Calbee, Inc.	31,000	1,262,153
Canon, Inc.	336,487	11,997,350
Chubu Electric Power Co., Inc.[1]	39,600	524,882
Citizen Holdings Co. Ltd.[1]	45,200	357,699
Dai Nippon Printing Co. Ltd.	63,000	650,828
Daicel Corp.	151,400	1,825,296
Daihatsu Motor Co. Ltd.[1]	26,400	382,415
Daikin Industries Ltd.[2]	17,100	1,152,010
Daito Trust Construction Co. Ltd.	7,600	885,025

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Don Quijote Holdings Co. Ltd.	500	38,147
FamilyMart Co. Ltd.	23,800	1,024,900
FANUC Corp.	18,100	3,981,324
Fast Retailing Co. Ltd.[1]	1,400	551,432
Fuji Electric Holdings Co. Ltd.	74,000	348,977
Fuji Heavy Industries Ltd.	85,600	2,862,463
Hamamatsu Photonics KK	17,600	513,364
Hino Motors Ltd.	124,200	1,620,286
Hirose Electric Co. Ltd.[1]	20,200	2,844,228
Hisamitsu Pharmaceutical Co., Inc.	10,600	456,796
Hitachi Construction Machinery Co. Ltd.	5,800	102,971
Hitachi Metals Ltd.	62,000	969,632
Hokuhoku Financial Group, Inc.	704,000	1,683,567
Hokuriku Electric Power Co.	8,700	128,618
Honda Motor Co. Ltd.	325,000	10,895,742
Hoya Corp.	101,600	3,915,752
Idemitsu Kosan Co. Ltd.	56,500	1,094,507
Inpex Corp.[2]	362,400	4,548,238
Isuzu Motors Ltd.[2]	116,500	1,544,069
Itochu Corp.	49,100	604,572
Japan Airlines Co. Ltd.	66,700	2,223,923
Japan Display, Inc.*	111,100	456,393
Japan Real Estate Investment Corp.	172	812,190
JFE Holdings, Inc.[1]	9,807	221,392
JGC Corp.	2,000	41,622
JSR Corp.	31,000	528,780
Kajima Corp.	70,000	334,378
Kakaku.com, Inc.[1]	11,100	172,138
Kamigumi Co. Ltd.	35,000	350,425
Kaneka Corp.	88,000	613,526
Kao Corp.	135,300	6,479,379
Kawasaki Heavy Industries Ltd.	19,000	97,923
Keio Corp.	27,000	208,538
Keyence Corp.	3,400	1,815,085
Kirin Holdings Co. Ltd.[1]	534,600	7,076,076
Kobe Steel Ltd.[1]	1,667,000	3,029,920
Koito Manufacturing Co. Ltd.	3,200	111,975
Kuraray Co. Ltd.	119,600	1,617,318
Kurita Water Industries Ltd.	45,400	1,179,693
Lawson, Inc.[2]	40,700	2,926,734
Makita Corp.	19,500	973,133

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Marubeni Corp.	7,700	47,679
Maruichi Steel Tube Ltd.[1]	29,300	740,047
Mazda Motor Corp[1]	46,200	905,612
Medipal Holdings Corp.	43,500	593,449
Minebea Co. Ltd.[2]	15,000	229,997
Miraca Holdings, Inc.	23,700	1,192,334
Mitsubishi Logistics Corp.[1]	61,000	943,593
Mitsubishi Motors Corp.[1,2]	411,300	3,784,442
Mitsubishi Tanabe Pharma Corp.	61,000	1,037,921
Mitsubishi UFJ Financial Group, Inc.	115,500	820,552
Mitsui O.S.K. Lines Ltd.	12,000	42,368
MS&AD Insurance Group Holdings, Inc.	8,300	237,521
Murata Manufacturing Co. Ltd.	10,400	1,465,505
Nabtesco Corp.	48,400	1,331,195
Namco Bandai Holdings, Inc.	85,000	1,746,186
NGK Insulators Ltd.[1]	9,000	202,174
NGK Spark Plug Co. Ltd.	15,200	425,650
NIDEC Corp.	2,800	209,453
Nikon Corp.[1]	76,900	1,093,400
Nippon Express Co. Ltd.	6,000	34,443
Nippon Paint Co. Ltd.[1]	16,400	549,362
Nippon Prologis REIT, Inc.	652	1,412,722
Nippon Yusen Kabushiki Kaisha	696,000	2,187,879
Nissin Foods Holdings Co. Ltd.	33,600	1,610,989
Nitori Holdings Co. Ltd.	7,800	599,890
Nitto Denko Corp.[1]	33,498	2,146,737
Nomura Real Estate Holdings, Inc.	8,300	168,714
Nomura Research Institute Ltd.	39,400	1,554,823
NSK Ltd.	40,000	624,713
NTT DOCOMO, Inc.[1]	244,600	4,332,473
Obayashi Corp.[1]	165,000	1,102,112
Odakyu Electric Railway Co. Ltd.[1]	141,000	1,418,814
Olympus Corp.*,1	229,300	8,257,086
Oracle Corp. Japan	18,500	844,552
Oriental Land Co. Ltd.	46,000	3,114,217
Park24 Co. Ltd.	16,400	327,549
Resona Holdings, Inc.	594,400	3,169,379
Rinnai Corp.	17,700	1,342,953
Santen Pharmaceutical Co. Ltd.	115,000	1,522,265
Secom Co. Ltd.	11,700	829,195
Seiko Epson Corp.	21,800	380,941

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Sekisui Chemical Co. Ltd.	84,000	1,120,050
Sekisui House Ltd.	18,700	289,862
Seven & I Holdings Co. Ltd.	107,500	4,620,814
Shimadzu Corp.	25,000	292,421
Shimano, Inc.[2]	21,000	3,008,270
Shimizu Corp.	37,000	266,098
Shin-Etsu Chemical Co. Ltd.	6,000	366,773
Shinsei Bank Ltd.[1]	974,000	1,993,108
Shionogi & Co. Ltd.	4,100	135,155
SMC Corp.	500	150,411
Sumitomo Corp.	125,600	1,483,049
Sumitomo Mitsui Financial Group, Inc.	66,400	2,899,329
Sumitomo Mitsui Trust Holdings, Inc.	61,000	268,518
Sumitomo Rubber Industries Ltd.	2,600	48,207
Suntory Beverage & Food Ltd.[2]	34,100	1,450,281
Suruga Bank Ltd.	71,700	1,580,510
Sysmex Corp.	300	16,600
T&D Holdings, Inc.[2]	370,000	5,339,017
Taiheiyo Cement Corp.[1]	748,000	2,357,135
Taisei Corp.[1,2]	275,000	1,593,032
Takashimaya Co. Ltd.	60,000	559,947
Takeda Pharmaceutical Co. Ltd.	207,500	10,653,263
The Bank of Kyoto Ltd.	50,000	545,075
The Bank of Yokohama Ltd.	54,000	342,715
The Chiba Bank Ltd.	108,000	887,589
The Chugoku Bank Ltd.	89,500	1,437,919
The Dai-ichi Life Insurance Co. Ltd.[1]	420,400	6,909,651
The Gunma Bank Ltd.	58,000	410,714
The Hachijuni Bank Ltd.	52,000	405,378
The Hiroshima Bank Ltd.	88,000	513,992
The Iyo Bank Ltd.	11,400	142,009
The Shizuoka Bank Ltd.	12,000	132,110
The Yokohama Rubber Co. Ltd.	103,000	1,108,340
Toho Gas Co. Ltd.	159,000	962,755
Tohoku Electric Power Co., Inc.	5,400	67,931
Tokio Marine Holdings, Inc.	252,800	10,305,566
Tokyo Electron Ltd.	30,800	1,688,220
Toppan Printing Co. Ltd.	24,000	201,224
Toray Industries, Inc.[1]	27,000	234,701
TOTO Ltd.	5,000	70,736
Toyo Seikan Group Holdings, Ltd.[1]	41,800	660,974

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toyo Suisan Kaisha Ltd.	38,500	1,347,126
Toyoda Gosei Co. Ltd.	40,400	934,716
Trend Micro, Inc.*1	55,100	1,864,115
United Urban Investment Corp.	1,128	1,790,443
USS Co. Ltd.	53,900	949,060
Yahoo Japan Corp.	234,200	956,760
Yamaguchi Financial Group, Inc.[1]	135,000	1,692,199

Total Japan common stocks		229,919,392

Jersey—1.05%
Delphi Automotive PLC	127,237	10,560,671
Experian PLC	31,110	555,633
Glencore PLC*	90,905	431,850

Total Jersey common stocks		11,548,154

Luxembourg—0.21%
ArcelorMittal [1]	153,092	1,629,121
Millicom International Cellular SA, SDR	8,603	671,179
RTL Group	664	62,250

Total Luxembourg common stocks		2,362,550

Netherlands—4.90%
Aegon N.V.	167,313	1,320,083
Airbus Group N.V.	9,142	633,560
ASML Holding N.V.	8,913	959,154
ASML Holding N.V., NY Registered Shares[1]	114,446	12,250,300
Core Laboratories N.V.[1]	91,473	12,008,575
Delta Lloyd N.V.	82,429	1,558,825
Fiat Chrysler Automobiles N.V.*	157,913	2,351,550
ING Groep N.V.*	72,023	1,104,944
Koninklijke Ahold N.V.	519,680	10,068,341
Koninklijke Vopak N.V.	2,436	127,860
NN Group N.V.*	12,214	356,071
Reed Elsevier N.V.[1]	201,160	4,851,459
STMicroelectronics N.V.	256,779	2,047,960
TNT Express N.V.	169,892	1,450,210
Unilever N.V.[1,2]	58,686	2,559,918
Wolters Kluwer N.V.[1]	8,356	270,714

Total Netherlands common stocks		53,919,524

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—0.30%
Auckland International Airport Ltd.	165,349	580,243
Fletcher Building Ltd.[1]	347,803	2,201,631
Ryman Healthcare Ltd.[1]	80,345	498,976

Total New Zealand common stocks		3,280,850

Norway—0.57%
DnB NOR ASA[2]	284,874	5,060,841
Norsk Hydro ASA[1]	138,217	654,568
Yara International ASA	11,770	603,065

Total Norway common stocks		6,318,474

Portugal—0.05%
Banco Comercial Portugues SA*,1	2,130,890	212,196
EDP-Electricidade de Portugal SA	30,611	122,395
Galp Energia, SGPS SA	17,943	245,096

Total Portugal common stocks		579,687

Singapore—2.92%
Ascendas Real Estate Investment Trust	388,000	723,067
Avago Technologies Ltd.	47,409	5,541,164
CapitaMall Trust	152,800	252,294
Hutchison Port Holdings Trust[1]	1,629,000	1,097,555
Keppel Land Ltd.*	152,000	503,144
Oversea-Chinese Banking Corp. Ltd.[1]	85,000	684,494
SembCorp Industries Ltd.[1]	1,327,200	4,522,964
Singapore Exchange Ltd.	84,000	539,938
Singapore Press Holdings Ltd.[1]	624,000	1,974,692
Singapore Telecommunications Ltd.[1]	2,495,700	8,339,622
StarHub Ltd.	382,800	1,222,371
United Overseas Bank Ltd.	335,332	6,191,899
UOL Group Ltd.[1]	19,500	117,253
Wilmar International Ltd.	178,900	439,401

Total Singapore common stocks		32,149,858

South Korea—0.76%
NAVER Corp.	13,813	8,352,421

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—5.91%
ACS Actividades de Contruccion y Servicios SA	43,069	1,517,567
Amadeus IT Holding SA	19,871	905,759
Banco Bilbao Vizcaya Argentaria SA	35,936	361,088
Banco Santander SA2	3,157,501	23,872,502
Distribuidora Internacional de Alimentacion SA	168,514	1,349,607
Gas Natural SDG, SA	13,784	338,922
Grifols SA, ADR	353,875	11,256,764
Iberdrola SA	1,753,836	11,738,927
Red Electrica Corp. SA	10,111	848,563
Repsol SA	5,296	109,171
Telefonica SA	840,573	12,793,890

Total Spain common stocks		65,092,760

Sweden—3.66%
Alfa Laval AB1	65,290	1,218,697
Assa Abloy AB, B Shares	5,099	295,812
Atlas Copco AB, A Shares[1,2]	22,834	712,717
Electrolux AB, Series B2	49,066	1,469,164
Hennes & Mauritz AB, B Shares[1,2]	11,392	452,909
Husqvarna AB, B Shares[1]	226,702	1,676,838
ICA Gruppen AB1	2,370	87,918
Nordea Bank AB	42,531	540,362
Securitas AB, B Shares[2]	110,892	1,658,344
Skandinaviska Enskilda Banken AB, Class A2	189,903	2,399,742
Svenska Handelsbanken, A Shares[2]	122,418	5,650,683
Swedbank AB, A Shares[2]	231,981	5,394,179
Swedish Match AB1,2	52,419	1,613,670
Telefonaktiebolaget LM Ericsson, B Shares	493,314	5,395,265
TeliaSonera AB2	1,881,251	11,695,983

Total Sweden common stocks		40,262,283

Switzerland—10.55%
ABB Ltd.*	519,801	11,390,104
Actelion Ltd.*	3,312	435,795
Adecco SA*	16,211	1,321,143
Aryzta AG*	7,336	495,012
Credit Suisse Group AG*,1	101,487	2,686,062
EMS-Chemie Holding AG	1,545	648,422
Geberit AG2	18,190	6,442,412
Julius Baer Group Ltd.*	247,678	12,963,649

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Lonza Group AG*,2	7,532	1,064,950
Nestle SA2	241,309	18,721,769
Novartis AG2	179,217	18,293,058
Roche Holding AG2	65,463	18,732,571
Schindler Holding AG	3,866	654,003
Sika AG	511	1,753,928
Sonova Holding AG	4,274	590,473
Swisscom AG	1,817	1,080,217
Syngenta AG	26,460	8,854,297
Zurich Insurance Group AG*	32,273	9,961,163

Total Switzerland common stocks		116,089,028

Taiwan—1.06%
Taiwan Semiconductor Manufacturing Co. Ltd.	865,000	4,164,345
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	307,089	7,505,255

Total Taiwan common stocks		11,669,600

United Kingdom—18.15%
3i Group PLC	95,719	741,510
Aberdeen Asset Management PLC	25,341	184,013
Admiral Group PLC[2]	86,338	2,058,786
AMEC PLC	442,285	6,192,512
Anglo American PLC	14,307	242,396
ARM Holdings PLC	727,423	12,359,919
Ashtead Group PLC	15,334	262,941
AstraZeneca PLC	580	39,803
BAE Systems PLC	29,680	229,937
Barclays PLC	299,457	1,171,610
BG Group PLC[1]	516,633	9,358,053
BP PLC	1,138,725	8,212,934
British American Tobacco PLC	70,572	3,877,478
BT Group PLC	146,686	1,023,074
Burberry Group PLC	65,614	1,749,204
Capita PLC	12,983	227,244
Centrica PLC	512,410	2,000,698
Compass Group PLC	60,240	1,064,905
Croda International PLC	282,125	12,243,292
Diageo PLC	9,513	264,103
Direct Line Insurance Group PLC	351,343	1,715,273
G4S PLC	1,727,258	7,747,638

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
GKN PLC	887,753	4,761,540
GlaxoSmithKline PLC[2]	766,861	17,711,933
Hargreaves Lansdown PLC	839,323	15,766,505
HSBC Holdings PLC[2]	830,990	8,301,173
ICAP PLC	186,712	1,587,375
IMI PLC[2]	100,093	1,918,040
InterContinental Hotels Group PLC[2]	19,384	828,966
Investec PLC	40,054	382,471
Land Securities Group PLC	11,667	223,266
Legal & General Group PLC	247,054	982,058
Lloyds Banking Group PLC	3,892,577	4,609,888
London Stock Exchange Group PLC	27,976	1,088,977
National Grid PLC	744,378	10,014,371
Next PLC[2]	23,742	2,669,323
Pearson PLC	187,118	3,781,443
Persimmon PLC*	14,626	379,754
Prudential PLC	13,410	333,876
Reckitt Benckiser Group PLC[2]	57,456	5,113,835
Reed Elsevier PLC[2]	39,678	656,684
Rio Tinto PLC	21,719	971,948
Royal Dutch Shell PLC, A Shares[3]	66,346	2,091,905
Royal Dutch Shell PLC, A Shares[4]	239,389	7,590,352
Royal Mail PLC	64,061	457,686
Sky PLC[2]	303,144	4,998,219
Smiths Group PLC	25,721	450,283
Tesco PLC[1]	2,474,845	8,341,879
The Sage Group PLC	66,093	491,415
The Weir Group PLC	37,737	1,084,956
Tullow Oil PLC	329,948	2,094,860
Unilever PLC	256,552	11,245,815
Vodafone Group PLC	1,205,776	4,248,197
Whitbread PLC	19,692	1,581,254

Total United Kingdom common stocks		199,727,570

United States—1.75%
Lululemon Athletica, Inc.*	301,740	19,202,734

Total common stocks (cost—$1,123,510,150)		1,214,697,670

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Preferred stock—0.03%
Germany—0.03%
Fuchs Petrolub SE (cost—$352,574)	7,959	335,260

	Number of rights
Right*—0.03%
Spain—0.03%
Banco Santander SA (cost—$332,794)	2,083,215	346,192

	Face amount($)
Repurchase agreement—0.84%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $9,462,169 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$9,452,446); proceeds: $9,267,000 (cost —$9,267,000)	9,267,000	9,267,000

	Number of shares
Investment of cash collateral from securities loaned—2.92%
Money market fund—2.92%
UBS Private Money Market Fund LLC[5] (cost—$32,160,436)	32,160,436	32,160,436

Total investments before investments sold short (cost—$1,165,622,954)[6]—114.19%		1,256,806,558

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(11.78)%
Common stocks—(11.78)%
Australia—(1.07)%
ALS Ltd.	(20,833)	(86,050)
BHP Billiton Ltd.	(94,565)	(2,414,847)
Brambles Ltd.	(37,628)	(320,728)
CIMIC Group Ltd.	(45,655)	(756,037)
Harvey Norman Holdings Ltd.	(114,609)	(397,467)
Incitec Pivot Ltd.	(111,980)	(351,675)
Insurance Australia Group Ltd.	(203,089)	(930,762)
Orica Ltd.	(3,097)	(49,080)
Platinum Asset Management Ltd.	(149,104)	(887,360)
QBE Insurance Group Ltd.	(144,138)	(1,554,635)
Woodside Petroleum Ltd.	(144,814)	(3,993,565)

		(11,742,206)

Austria—(0.02)%
Immofinanz Immobilien Anlagen AG	(80,513)	(242,203)

Bermuda—(0.05)%
Li & Fung Ltd.	(548,000)	(558,121)

Cayman Islands—(0.36)%
ASM Pacific Technology Ltd.	(89,400)	(997,817)
CK Hutchison Holdings Ltd.	(136,000)	(2,950,135)

		(3,947,952)

Finland—(0.03)%
Metso Oyj	(11,062)	(314,453)
Nokian Renkaat Oyj	(1,438)	(46,729)

		(361,182)

France—(0.57)%
Arkema SA	(3,246)	(261,216)
Dassault Systemes	(4,123)	(317,703)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Iliad SA	(8,359)	(1,970,564)
Numericable-SFR	(4,361)	(242,123)
Remy Cointreau SA	(570)	(42,884)
Vivendi SA	(41,208)	(1,033,030)
Zodiac SA	(66,265)	(2,433,467)

		(6,300,987)

Germany—(0.41)%
E.ON SE	(12,949)	(201,590)
Fraport AG Frankfurt Airport Services Worldwide	(7,079)	(447,741)
Fresenius Medical Care AG & Co. KGaA	(23,246)	(1,953,631)
Infineon Technologies AG	(15,931)	(187,297)
Lanxess AG	(3,568)	(190,441)
MAN SE	(14,108)	(1,530,623)

		(4,511,323)

Hong Kong—(1.25)%
Cathay Pacific Airways Ltd.	(348,000)	(896,117)
Hong Kong Exchanges & Clearing Ltd.	(134,700)	(5,134,795)
Hutchison Whampoa Ltd.	(36,000)	(529,261)
New World Development Co. Ltd.	(13,380)	(17,747)
PCCW Ltd.	(572,000)	(380,815)
Sino Land Co. Ltd.	(243)	(394)
SJM Holdings Ltd.	(1,277,000)	(1,619,047)
The Link REIT	(565,000)	(3,504,681)
Wharf Holdings Ltd.	(147,000)	(1,059,151)
Wheelock & Co. Ltd.	(100,000)	(563,093)

		(13,705,101)

Ireland—(0.04)%
James Hardie Industries PLC	(40,672)	(467,143)

Italy—(0.20)%
Enel Green Power SpA	(332,528)	(645,715)
Luxottica Group SpA	(24,313)	(1,601,178)

		(2,246,893)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(4.91)%
Aeon Financial Service Co. Ltd.	(59,600)	(1,519,355)
AEON Mall Co. Ltd.	(3,300)	(61,558)
Asahi Glass Co. Ltd.	(186,000)	(1,251,772)
Credit Saison Co. Ltd.	(75,700)	(1,431,477)
Dentsu, Inc.	(9,200)	(428,855)
Eisai Co. Ltd.	(50,400)	(3,359,533)
Fujitsu Ltd.	(139,000)	(921,341)
Hikari Tsushin, Inc.	(1,900)	(126,811)
Ibiden Co. Ltd.	(20,700)	(362,035)
Iida Group Holdings Co. Ltd.	(39,200)	(526,131)
Japan Tobacco, Inc.	(44,300)	(1,546,994)
Kikkoman Corp.	(2,000)	(57,038)
Kirin Holdings Co. Ltd.	(83,800)	(1,109,194)
Kyowa Hakko Kirin Co. Ltd.	(25,000)	(365,969)
Kyushu Electric Power Co., Inc.	(225,800)	(2,408,189)
Mabuchi Motor Co. Ltd.	(800)	(47,902)
Mitsubishi Estate Co. Ltd.	(84,000)	(1,977,131)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(290,700)	(1,559,396)
Mitsui & Co. Ltd.	(53,400)	(746,859)
Nintendo Co. Ltd.	(32,600)	(5,473,541)
NTT DOCOMO, Inc.	(103,900)	(1,840,327)
NTT Urban Development Corp.	(72,400)	(753,767)
Ono Pharmaceutical Co. Ltd.	(2,000)	(216,758)
Rakuten, Inc.	(185,800)	(3,246,009)
Sankyo Co. Ltd.	(31,400)	(1,189,324)
Sega Sammy Holdings, Inc.	(10,400)	(145,188)
Shiseido Co. Ltd.	(2,200)	(39,629)
Softbank Corp.	(45,700)	(2,856,721)
Sony Corp.	(75,500)	(2,282,496)
Sumitomo Chemical Co. Ltd.	(11,000)	(61,863)
Sumitomo Realty & Development Co. Ltd.	(67,000)	(2,585,920)
Suzuken Co. Ltd.	(17,710)	(554,188)
Taiyo Nippon Sanso Corp.	(94,000)	(1,219,971)
Takeda Pharmaceutical Co. Ltd.	(50,100)	(2,572,185)
TDK Corp.	(16,700)	(1,202,938)
The Chugoku Electric Power Co., Inc.	(88,700)	(1,302,234)
The Kansai Electric Power Co., Inc.	(115,400)	(1,159,756)
Tobu Railway Co. Ltd.	(270,000)	(1,287,119)
Tokyu Fudosan Holdings Corp.	(234,700)	(1,744,042)
TonenGeneral Sekiyu KK	(88,000)	(844,563)
Toyota Industries Corp.	(7,200)	(407,767)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Yakult Honsha Co. Ltd.	(1,500)	(94,335)
Yamaha Motor Co. Ltd.	(46,900)	(1,103,659)

		(53,991,840)

Jersey—(0.21)%
Randgold Resources Ltd.	(30,763)	(2,341,083)

Luxembourg—(0.07)%
Altice SA	(5,792)	(612,469)
Subsea 7 SA	(13,980)	(155,288)

		(767,757)

Mauritius—(0.08)%
Golden Agri-Resources Ltd.	(2,642,600)	(835,992)

Netherlands—(0.22)%
CNH Industrial N.V.	(28,518)	(250,564)
Koninklijke KPN N.V.	(599,149)	(2,221,498)

		(2,472,062)

New Zealand—(0.06)%
Spark New Zealand Ltd.	(311,608)	(705,089)

Norway—(0.12)%
Statoil ASA	(60,523)	(1,283,109)

Singapore—(0.50)%
CapitaCommercial Trust	(378,800)	(484,329)
CapitaLand Ltd.	(125,100)	(348,133)
City Developments Ltd.	(79,700)	(641,262)
ComfortDelGro Corp. Ltd.	(87,600)	(202,938)
Jardine Cycle & Carriage Ltd.	(67,900)	(2,068,994)
Keppel Corp. Ltd.	(183,000)	(1,201,985)
United Overseas Bank Ltd.	(4,200)	(77,553)
Yangzijiang Shipbuilding Holdings Ltd.	(413,400)	(456,520)

		(5,481,714)

Spain—(0.33)%
Banco Popular Espanol SA	(446,693)	(2,324,167)
Inditex SA	(39,230)	(1,258,854)

		(3,583,021)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(0.82)%
Industrivarden AB, C Shares	(97,385)	(2,029,093)
Investment AB Kinnevik, B Shares	(45,283)	(1,560,583)
Investor AB, B Shares	(10,745)	(437,834)
Lundin Petroleum AB	(49,845)	(806,830)
Svenska Cellulosa AB SCA, Class B	(126,910)	(3,210,184)
Tele2 AB, B Shares	(71,204)	(949,703)

		(8,994,227)

Switzerland—(0.15)%
Partners Group Holding AG	(5,399)	(1,692,240)

United Kingdom—(0.31)%
Aggreko PLC	(13,588)	(342,760)
Associated British Foods PLC	(649)	(28,334)
Fresnillo PLC	(131,297)	(1,456,222)
Hammerson PLC	(16,010)	(164,031)
Inmarsat PLC	(5,836)	(89,866)
SABMiller PLC	(547)	(28,954)
Tate & Lyle PLC	(95,624)	(871,138)
Tesco PLC	(137,550)	(463,635)

		(3,444,940)

Total investments sold short (proceeds—$118,830,318)		(129,676,185)
Liabilities in excess of other assets—(2.41)%		(26,549,891)

Net assets—100.00%		1,100,580,482

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$136,491,458
Gross unrealized depreciation	(45,307,854)

Net unrealized appreciation	$91,183,604

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	128,300,256	1,085,894,270	503,144	1,214,697,670
Preferred stock	—	335,260	—	335,260
Right	346,192	—	—	346,192
Repurchase agreement	—	9,267,000	—	9,267,000
Investment of cash collateral from securities loaned	—	32,160,436	—	32,160,436

Total	128,646,448	1,127,656,966	503,144	1,256,806,558

Liabilities
Investments sold short	(18,141)	(129,658,044)	—	(129,676,185)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

The following is rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

Common stocks
Beginning balance	$41
Purchases	390,109
Sales	(2,553)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	(625)
Net change in unrealized appreciation/depreciation	116,172
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$503,144

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015, was $0.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security is traded on the London Exchange.
4	Security is traded on the Amsterdam Exchange.
5	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	24,717,606	363,484,107	356,041,277	32,160,436	2,772

6	Includes $79,026,447 of investments on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $9,090,535 and cash collateral of $73,125,616 of which $40,965,180 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders January 31, 2015

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks
Aerospace & defense	0.29%
Airlines	1.40
Auto components	1.31
Automobiles	3.52
Banks	14.24
Beverages	2.13
Chemicals	0.60
Construction & engineering	1.28
Construction materials	0.53
Consumer finance	0.39
Diversified financial services	2.53
Diversified telecommunication services	0.82
Electric utilities	1.76
Electrical equipment	0.28
Electronic equipment, instruments & components	2.43
Food & staples retailing	0.80
Food products	4.73
Gas utilities	0.76
Health care equipment & supplies	0.49
Health care providers & services	1.72
Hotels, restaurants & leisure	1.62
Household durables	0.84
Household products	1.12
Independent power and renewable electricity producers	0.75
Industrial conglomerates	1.81
Insurance	3.06
Internet & catalog retail	0.53
Internet software & services	3.52
IT services	1.87
Machinery	0.82
Media	0.81
Metals & mining	1.94
Multi-utilities	0.45
Multiline retail	0.78
Oil, gas & consumable fuels	6.07
Paper & forest products	0.37
Personal products	0.73
Pharmaceuticals	0.88

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks—(concluded)
Real estate investment trusts	0.91%
Real estate management & development	2.21
Semiconductors & semiconductor equipment	8.85
Specialty retail	1.15
Technology hardware, storage & peripherals	2.21
Textiles, apparel & luxury goods	0.23
Thrifts & mortgage finance	0.83
Trading companies & distributors	0.58
Transportation infrastructure	2.91
Wireless telecommunication services	4.01

Total common stocks	93.87

Preferred stocks
Automobiles	0.19
Banks	1.63
Chemicals	0.19
Food & staples retailing	0.19
Independent power and renewable electricity producers	0.07
Metals & mining	0.71
Paper & forest products	0.46

Total preferred stocks	3.44

Investment company	0.31

Repurchase agreement	2.44

Investment of cash collateral from securities loaned	5.39

Liabilities in excess of other assets	(5.45)

Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—93.87%
Bermuda—1.75%
Brilliance China Automotive Holdings Ltd.	938,000	1,760,372
China Gas Holdings Ltd.	824,000	1,455,881
Credicorp Ltd.	22,205	3,387,373
Huabao International Holdings Ltd.	1,682,000	1,889,294

Total Bermuda common stocks		8,492,920

Brazil—5.16%
AMBEV SA	315,400	1,982,667
AMBEV SA, ADR	585,831	3,708,310
Banco do Brasil SA	186,400	1,646,880
BB Seguridade Participacoes SA	170,600	1,995,934
BRF SA	51,700	1,105,057
Cielo SA	160,221	2,230,260
Companhia de Concessoes Rodoviarias (CCR)	504,700	2,780,670
CPFL Energia SA	174,708	1,152,176
EcoRodovias Infraestrutura e Logistica SA	210,500	619,703
Embraer SA	181,500	1,415,639
JBS SA	527,900	2,722,769
Porto Seguro SA	123,000	1,538,648
Transmissora Alianca de Energia Eletrica SA	167,500	1,102,416
Ultrapar Participacoes SA	3,300	75,946
Vale SA, ADR[1]	46,200	354,816
Weg SA	118,160	629,439

Total Brazil common stocks		25,061,330

British Virgin Islands—0.25%
Mail.ru Group Ltd., GDR*	51,994	1,240,288

Cayman Islands—8.10%
Alibaba Group Holding Ltd., ADR*	17,716	1,440,134
Baidu, Inc., ADR*	13,580	2,719,802
Belle International Holdings Ltd.	2,255,976	2,895,480
China Huishan Dairy Holdings Co. Ltd.	5,618,000	1,197,655
China Mengniu Dairy Co. Ltd.	277,000	1,403,267
ENN Energy Holdings Ltd.	112,000	806,107
Evergrande Real Estate Group Ltd.[1]	3,752,000	3,547,852
Geely Automobile Holdings Ltd.	3,520,000	1,980,209
Golden Eagle Retail Group Ltd.[1]	1,063,000	1,591,932
Hengan International Group Co. Ltd.	170,500	2,103,446
Mindray Medical International Ltd., ADR	77,900	2,405,552
NetEase, Inc., ADR[1]	20,523	2,630,843

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Sands China Ltd.	324,400	1,322,381
Shimao Property Holdings Ltd.	708,500	1,668,025
Tencent Holdings Ltd.	439,200	9,064,592
Vipshop Holdings Ltd., ADR*	91,736	2,595,212

Total Cayman Islands common stocks		39,372,489

Chile—1.15%
Banco Santander Chile, ADR	77,728	1,695,248
Cia Cervecerias Unidas SA	94,147	1,013,914
Enersis SA, ADR	161,600	2,871,632

Total Chile common stocks		5,580,794

China—10.48%
Agricultural Bank of China, Class H	3,515,000	1,978,874
Air China Ltd., Class H	3,192,000	3,849,928
Bank of China Ltd., Class H	7,821,000	5,358,973
China Bluechemical Ltd., Class H	2,272,000	1,011,890
China CITIC Bank, Class H*	2,755,000	2,498,375
China CNR Corp. Ltd.*,[1,2]	1,024,000	2,091,533
China Construction Bank Corp., Class H	2,807,000	2,724,852
China Merchants Bank Co. Ltd., Class H	1,203,500	3,612,475
China National Building Material Co. Ltd., Class H	1,618,000	1,962,536
China Railway Group Ltd., Class H	2,409,000	3,380,680
China Shenhua Energy Co. Ltd., Class H	705,500	1,832,222
Chongqing Rural Commercial Bank, Class H1	3,507,000	3,128,284
Great Wall Motor Co. Ltd., Class H	293,000	2,223,159
Industrial & Commercial Bank of China Ltd., Class H	6,250,000	5,421,630
Jiangsu Expressway Co. Ltd., Class H	1,764,000	2,422,019
Ping An Insurance (Group) Co. of China Ltd., Class H	337,500	4,826,667
Sinopharm Group Co., Class H	192,400	913,861
Zhejiang Expressway Co. Ltd., Class H	1,062,000	1,686,661

Total China common stocks		50,924,619

Colombia—0.10%
Bancolombia SA, ADR[1]	10,800	488,916

Egypt—0.34%
Commercial International Bank Egypt SAE, GDR	241,414	1,666,295

Hong Kong—4.98%
Beijing Enterprises Holdings Ltd.	216,000	1,973,961

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
China Mobile Ltd.	543,000	7,755,824
China Overseas Land & Investment Ltd.	848,000	3,532,242
China Resources Power Holdings Co. Ltd.	1,204,000	3,632,048
CITIC Ltd.	1,008,000	2,016,494
CNOOC Ltd.	1,860,000	3,171,694
Lenovo Group Ltd.[1]	1,222,000	2,101,315

Total Hong Kong common stocks		24,183,578

India—8.96%
Adani Ports & Special Economic Zone Ltd.	265,370	1,324,486
Amtek Auto Ltd.	314,162	782,782
Axis Bank Ltd.	339,174	3,027,730
Bajaj Auto Ltd.	75,456	2,312,587
Cairn India Ltd.	607,529	2,041,825
Canara Bank	203,069	1,207,747
HCL Technologies Ltd.	74,617	1,034,027
HDFC Bank Ltd.	109,088	1,699,213
Hindustan Petroleum Corp. Ltd.	192,670	1,893,206
Hindustan Unilever Ltd.	167,514	2,241,408
Housing Development Finance Corp.	218,778	4,024,006
ICICI Bank Ltd., ADR	214,328	2,342,605
Infosys Ltd.	93,731	2,861,112
Infosys Ltd., ADR[1]	44,300	1,372,414
IRB Infrastructure Developers Ltd.	244,031	894,690
Larsen & Toubro Ltd.	43,617	1,117,169
Lupin Ltd.	20,210	563,207
Maruti Suzuki India Ltd.	41,015	2,403,635
Reliance Industries Ltd., GDR[2]	84,748	2,270,427
Rural Electrification Corp. Ltd.	121,712	596,411
Sun Pharmaceutical Industries Ltd.	98,184	1,449,164
Tata Motors Ltd.	186,515	1,495,229
Tata Motors Ltd.	10,266	82,149
Tata Motors Ltd., ADR[1]	56,446	2,325,011
Ultratech Cement Ltd.	14,353	603,151
Wipro Ltd., ADR[1]	137,890	1,581,598

Total India common stocks		43,546,989

Indonesia—3.03%
PT Adaro Energy Tbk	16,994,800	1,144,260
PT Bank Mandiri (Persero) Tbk	2,408,700	1,981,254
PT Bank Negara Indonesia (Persero) Tbk	4,992,900	2,464,080

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
PT Bank Rakyat Indonesia (Persero) Tbk	6,027,400	5,381,263
PT Indofood Sukses Makmur Tbk	2,717,500	1,410,461
PT Kalbe Farma Tbk	6,241,100	862,814
PT Perusahaan Gas Negara	4,623,400	1,457,286

Total Indonesia common stocks		14,701,418

Kazakhstan—0.15%
KazMunaiGas Exploration Production, GDR[3]	34,093	386,955
KazMunaiGas Exploration Production, GDR[4]	28,996	329,796

Total Kazakhstan common stocks		716,751

Malaysia—2.62%
AMMB Holdings Berhad	993,300	1,804,015
DiGi.Com Berhad	1,144,500	1,929,456
Genting Malaysia Berhad	1,254,400	1,511,975
IHH Healthcare Berhad	188,200	312,406
Malayan Banking Berhad	796,037	2,057,042
Telekom Malaysia Berhad	798,800	1,658,680
Tenaga Nasional Berhad	855,800	3,444,372

Total Malaysia common stocks		12,717,946

Mexico—4.73%
America Movil SA de C.V., Series L	3,513,600	3,682,615
Arca Continental SAB de C.V.	369,100	2,264,112
Compartamos SAB de C.V.*,1	1,107,600	1,895,814
Fibra Uno Administracion SA de C.V.	1,779,200	4,436,983
Gruma SAB de C.V., Series B	109,400	1,317,906
Grupo Aeroportuario del Pacifico SA de C.V., ADR	16,800	1,193,640
Grupo Aeroportuario del Pacifico SAB de C.V.	280,200	1,991,279
Grupo Financiero Inbursa SAB de C.V., Class O1	410,900	981,585
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	165,600	1,684,152
Kimberly-Clark de Mexico SA de C.V., Series A	522,500	1,150,440
Wal-Mart de Mexico SAB de CV	1,017,800	2,394,902

Total Mexico common stocks		22,993,428

Philippines—1.37%
BDO Unibank, Inc.	640,720	1,566,857
Philippine Long Distance Telephone Co., ADR	46,550	2,999,682
Universal Robina Corp.	426,040	2,077,623

Total Philippines common stocks		6,644,162

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Poland—0.68%
KGHM Polska Miedz SA	50,578	1,773,391
Polski Koncern Naftowy Orlen SA	80,563	1,530,018

		3,303,409

Qatar—0.73%
Qatar Electricity & Water Co.	38,061	2,207,228
Qatar National Bank	24,961	1,354,105

Total Qatar common stocks		3,561,333

Romania—0.14%
Societatea Nationala de Gaze Naturale ROMGAZ SA*	77,461	703,532

Russia—1.83%
Gazprom, ADR[3]	584,327	3,435,843
Gazprom, ADR[4]	210,447	1,232,998
LUKOIL, ADR[4]	4,713	241,096
LUKOIL, ADR[1,3]	27,722	1,420,752
MMC Norilsk Nickel OJSC, ADR	48,766	918,632
Tatneft, ADR[4]	20,912	718,118
Tatneft, ADR[3]	27,348	938,094

Total Russia common stocks		8,905,533

South Africa—7.42%
Aspen Pharmacare Holdings Ltd.*	46,140	1,403,097
Barloworld Ltd.	165,738	1,322,173
Discovery Ltd.	69,841	775,062
FirstRand Ltd.[1]	969,466	4,631,229
Gold Fields Ltd.	425,580	1,964,867
Liberty Holdings Ltd.	117,298	1,635,804
Mediclinic International Ltd.	376,027	3,981,891
Naspers Ltd., N Shares	25,051	3,930,145
Netcare Ltd.	655,443	2,292,882
Sanlam Ltd.	135,292	875,016
Sappi Ltd.*	435,757	1,790,297
Steinhoff International Holdings Ltd.	279,616	1,774,241
The Bidvest Group Ltd.	113,092	3,065,253
The Foschini Group Ltd.	96,884	1,434,510

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Tiger Brands Ltd.	65,928	1,715,921
Truworths International Ltd.	171,173	1,247,578
Woolworths Holdings Ltd./South Africa	293,658	2,209,116

Total South Africa common stocks		36,049,082

South Korea—11.32%
Amorepacific Corp.	393	1,423,892
CJ CheilJedang Corp.	4,481	1,742,647
Coway Co. Ltd.	10,161	853,348
Daesang Corp.	31,467	1,359,728
Dongbu Insurance Co. Ltd.	31,487	1,600,218
Doosan Infracore Co. Ltd.*	115,650	1,278,149
E-Mart Co. Ltd.	7,240	1,491,549
Hankook Tire Co. Ltd.	29,761	1,250,710
Hyundai Mobis	16,511	3,630,405
Hyundai Motor Co.	16,123	2,530,361
Industrial Bank of Korea	136,703	1,878,287
Kangwon Land, Inc.	31,324	1,067,783
LG Display Co. Ltd.	60,362	1,671,610
LG Electronics, Inc.	25,671	1,443,554
LG Household & Health Care Ltd.	2,807	2,062,300
LG International Corp.	39,019	1,493,107
Nexen Tire Corp.	56,382	683,982
Samsung Electro-Mechanics Co. Ltd.	29,431	1,846,966
Samsung Electronics Co. Ltd.	13,535	17,755,940
Samsung Fire & Marine Insurance Co. Ltd.	6,090	1,604,491
SK Energy Co. Ltd.*	13,533	1,481,253
SK Hynix, Inc.	112,891	4,830,048

Total South Korea common stocks		54,980,328

Taiwan—11.18%
Advanced Semiconductor Engineering, Inc.	1,728,000	2,450,520
Asustek Computer, Inc.	182,000	1,928,172
AU Optronics Corp.	3,924,000	1,969,246
Catcher Technology Co. Ltd.	219,000	2,562,704
Cheng Uei Precision Industry Co. Ltd.	611,000	1,201,505
China Airlines Ltd.*	2,732,000	1,452,843
China Steel Corp.	1,950,000	1,637,917
Chinatrust Financial Holding Co. Ltd.	805,000	626,590
Compal Electronics, Inc.	1,610,000	1,465,782
Fubon Financial Holding Co. Ltd.	2,455,000	5,279,613

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
HON HAI Precision Industry Co. Ltd.	1,237,560	3,708,282
King Yuan Electronics Co. Ltd.	1,566,000	1,423,523
Largan Precision Co. Ltd.	14,000	1,402,884
MediaTek, Inc.	233,000	2,995,026
Mega Financial Holding Co. Ltd.	374,000	332,658
Pegatron Corp.	383,000	1,134,619
POU Chen Corp.	805,000	1,128,089
Quanta Computer, Inc.	614,000	1,540,475
Taiwan Mobile Co. Ltd.	884,000	3,114,374
Taiwan Semiconductor Manufacturing Co. Ltd.	1,818,156	8,753,097
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,694	2,876,441
Teco Electric and Machinery Co. Ltd.	1,407,000	1,366,071
Uni-President Enterprises Corp.	1,231,718	2,015,774
United Microelectronics Corp.	4,053,000	1,941,867

Total Taiwan common stocks		54,308,072

Thailand—1.80%
Airports of Thailand PCL	137,400	1,204,693
Bangkok Dusit Medical Services PCL	1,362,100	834,655
Kasikornbank Public Co. Ltd.	377,000	2,393,432
PTT Public Co. Ltd.[5]	189,000	2,037,808
Quality Houses PCL	14,644,233	1,372,296
Thai Union Frozen Products PCL	1,485,100	919,037

Total Thailand common stocks		8,761,921

Turkey—2.77%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	1,072,767	1,810,311
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.*	1,428,022	984,366
Koc Holding A.S.	370,413	1,751,917
Tekfen Holding A.S.*	436,786	816,343
Tupras-Turkiye Petrol Rafinerileri A.S.*	106,957	2,597,944
Turk Hava Yollari Anonim Ortakligi (THY)*	447,591	1,484,760
Turk Telekomunikasyon A.S.	835,077	2,308,134
Turkiye Garanti Bankasi A.S.	168,763	536,962
Turkiye Vakiflar Bankasi T.A.O., Class D	659,108	1,169,401

Total Turkey common stocks		13,460,138

United Arab Emirates—0.91%
DP World Ltd.	39,579	911,751
Emaar Malls Group PJSC*	700,860	612,042
First Gulf Bank PJSC	697,791	2,885,828

Total United Arab Emirates common stocks		4,409,621

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—1.11%
SABMiller PLC	25,694	1,370,455
Unilever PLC	91,308	4,002,436

Total United Kingdom common stocks		5,372,891

United States—0.81%
Yum! Brands, Inc.	46,050	3,958,458

Total common stocks (cost—$420,567,209)		456,106,241

Preferred stocks—3.44%
Brazil—3.25%
Banco Bradesco SA	258,840	2,762,838
Braskem SA	217,000	907,483
Cia Energetica de Sao Paulo	51,300	323,503
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR[1]	27,839	933,720
Itau Unibanco Holding SA	404,132	5,168,093
Metalurgica Gerdau SA	279,600	913,146
Suzano Papel e Celulose SA	449,300	2,251,757
Vale SA, ADR[1]	415,493	2,513,733

Total Brazil preferred stocks		15,774,273

South Korea—0.19%
Hyundai Motor Co.	8,280	938,866

Total preferred stocks (cost—$22,406,969)		16,713,139

Investment company—0.31%
United States—0.31%
iShares MSCI Emerging Markets Index Fund[1] (cost—$1,373,216)	35,247	1,511,391

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—2.44%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $12,084,253 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$12,071,835); proceeds: $11,835,000 (cost—$11,835,000)	11,835,000	11,835,000

	Number of shares
Investment of cash collateral from securities loaned—5.39%
Money market fund—5.39%
UBS Private Money Market Fund LLC [6] (cost—$26,168,441)	26,168,441	26,168,441

Total investments (cost—$482,350,835)[7]—105.45%		512,334,212
Liabilities in excess of other assets—(5.45)%		(26,458,506)

Net assets—100.00%		485,875,706

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$61,040,656
Gross unrealized depreciation	(31,057,279)

Net unrealized appreciation	$29,983,377

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	91,789,496	362,892,853	1,423,892	456,106,241
Preferred stocks	15,774,273	938,866	—	16,713,139
Investment company	1,511,391	—	—	1,511,391
Repurchase agreement	—	11,835,000	—	11,835,000
Investment of cash collateral from securities loaned	—	26,168,441	—	26,168,441

Total	109,075,160	401,835,160	1,423,892	512,334,212

At April 30, 2015, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2015 (unaudited)

The following is rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

Common stocks
Beginning balance	$1,339
Purchases	—
Sales	(53,458)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	(834,661)
Net change in unrealized appreciation/depreciation	886,780
Transfers into Level 3	1,423,892
Transfers out of Level 3	—
Ending balance	$1,423,892

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015, was $22,363. At April 30, 2015, a security was transferred from Level 2 to Level 3 as the valuation is based on observable inputs from an established pricing source. The transfer into of Level 3 represents the value at the end of the period.

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.90% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3	Security is traded on the Turquoise Exchange.
4	Security is traded on the over-the-counter (“OTC”) market.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/14 ($)	Purchases during the nine months ended 04/30/15 ($)	Sales during the nine months ended 04/30/15 ($)	Value at 04/30/15 ($)	Net income earned from affiliate for the nine months ended 04/30/15 ($)
UBS Private Money Market Fund LLC	32,623,715	128,807,813	135,263,087	26,168,441	2,284

7	Includes $28,962,971 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $3,742,452 and cash collateral of $26,168,441.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks
Apartments	9.10%
Building-residential/commercial	0.59
Diversified	20.93
Diversified operations	1.11
Health care	4.46
Hotels	0.85
Hotels & motels	2.55
Manufactured homes	0.33
Mortgage	0.65
Office property	14.06
Real estate management & development	0.27
Real estate management/service	5.50
Real estate operations/development	17.31
Regional malls	8.27
Shopping centers	6.88
Single Tenant	0.59
Storage	0.62
Storage/warehousing	0.16
Warehouse/industrial	5.14

Total common stocks	99.37

Warrants	0.02

Repurchase agreement	0.42

Investment of cash collateral from securities loaned	2.05

Liabilities in excess of other assets	(1.86)

Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—99.37%
Australia—8.51%
Dexus Property Group	502,496	2,919,781
Federation Centres	195,500	454,208
Goodman Group	377,846	1,854,051
Investa Office Fund	115,750	339,048
Mirvac Group	559,321	886,096
Novion Property Group	195,600	380,434
Scentre Group	664,255	1,956,676
Stockland	200,200	699,701
The GPT Group	224,017	789,501
Westfield Corp.	386,487	2,873,443

Total Australia common stocks		13,152,939

Austria—0.70%
CA Immobilien Anlagen AG*	60,000	1,088,874

Bermuda—2.69%
Hongkong Land Holdings Ltd.	513,700	4,158,432

Canada—0.39%
Boardwalk Real Estate Investment Trust	7,000	352,524
Canadian Real Estate Investment Trust	6,600	249,503

Total Canada common stocks		602,027

Cayman Islands—0.27%
CK Hutchison Holdings Ltd.	19,000	412,151

France—5.47%
Gecina SA1	15,665	2,148,341
ICADE	9,777	850,362
Klepierre	27,980	1,357,187
Mercialys SA	12,210	303,414
Unibail Rodamco	13,752	3,797,072

Total France common stocks		8,456,376

Germany—3.18%
Alstria Office REIT-AG*,1	136,300	1,931,306
Deutsche Annington Immobilien SE	30,299	1,016,989
Deutsche Wohnen AG	15,000	394,962
DIC Asset AG	38,890	391,717
LEG Immobilien AG*	15,111	1,172,421

Total Germany common stocks		4,907,395

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—5.99%
China Overseas Land & Investment Ltd.	129,000	537,334
Hang Lung Properties Ltd.	410,600	1,388,059
New World Development Co. Ltd.	620,000	822,344
Sun Hung Kai Properties Ltd.	225,330	3,742,396
Swire Properties Ltd.	111,800	384,095
The Link REIT	108,300	671,782
Wharf (Holdings) Ltd.	237,500	1,711,214

Total Hong Kong common stocks		9,257,224

Japan—10.21%
GLP J-Reit	293	301,256
Japan Hotel REIT Investment Corp.	271	199,700
Japan Real Estate Investment Corp.	188	887,743
Japan Retail Fund Investment Corp.	423	900,509
Kenedix Realty Investment Corp.[1]	89	481,567
Mitsubishi Estate Co. Ltd.	149,389	3,516,209
Mitsui Fudosan Co. Ltd.	147,700	4,378,463
Nippon Building Fund, Inc.	192	955,368
Nippon Prologis REIT, Inc.*	236	511,354
NTT Urban Development Corp.[1]	27,000	281,101
Orix JREIT, Inc.	272	402,059
Sekisui House Ltd.	58,400	905,238
Sumitomo Realty & Development Co. Ltd.	37,900	1,462,782
Tokyo Tatemono Co. Ltd.	17,300	125,436
United Urban Investment Corp.	287	455,547

Total Japan common stocks		15,764,332

Jersey—1.00%
Atrium European Real Estate Ltd.*	313,230	1,537,305

Luxembourg—0.26%
Grand City Properties SA*	21,000	398,045

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—0.40%
Eurocommercial Properties N.V.	6,161	281,526
NSI N.V.	70,920	333,080

Total Netherlands common stocks		614,606

New Zealand—0.59%
Precinct Properties New Zealand Ltd.	1,033,157	909,283

Singapore—3.79%
CapitaCommercial Trust	364,200	465,662
CapitaLand Ltd.	1,025,000	2,852,406
CapitaMall Trust	253,300	418,233
Global Logistic Properties Ltd.	840,200	1,742,609
Suntec Real Estate Investment Trust[1]	284,000	379,132

Total Singapore common stocks		5,858,042

Sweden—0.21%
Hufvudstaden AB, Class A	23,777	328,685

Switzerland—0.14%
PSP Swiss Property AG*	2,320	216,392

United Kingdom—5.44%
British Land Co. PLC	98,052	1,248,821
Derwent London PLC	16,226	854,064
Great Portland Estates PLC	55,204	673,879
Hammerson PLC	271,385	2,780,488
Hansteen Holdings PLC	448,700	810,846
Land Securities Group PLC	83,167	1,591,527
Safestore Holdings PLC	57,810	248,100
Unite Group PLC	21,075	193,652

Total United Kingdom common stocks		8,401,377

United States—50.13%
Alexandria Real Estate Equities, Inc.	9,500	877,610
American Realty Capital Properties, Inc.*,1	94,300	851,529
American Tower Corp.	10,300	973,659
AvalonBay Communities, Inc.[1]	20,200	3,319,668
Boston Properties, Inc.	7,430	983,063
Brandywine Realty Trust	101,900	1,485,702
Brixmor Property Group, Inc.	62,500	1,465,625
Camden Property Trust	17,400	1,306,392
CBL & Associates Properties, Inc.	91,888	1,654,903

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Corporate Office Properties Trust[1]	33,900	894,621
DCT Industrial Trust, Inc.	35,125	1,160,530
DDR Corp.[1]	63,100	1,075,855
Douglas Emmett, Inc.[1]	91,900	2,619,150
Duke Realty Corp.	46,800	927,108
Equity Residential	36,000	2,658,960
Essex Property Trust, Inc.[1]	6,285	1,394,956
Forest City Enterprises, Inc., Class A*	9,700	230,472
General Growth Properties, Inc.	66,496	1,821,990
HCP, Inc.	37,200	1,498,788
Health Care REIT, Inc.	33,500	2,412,670
Healthcare Realty Trust, Inc.	23,000	588,800
Healthcare Trust of America, Inc., Class A1	19,650	508,739
Highwoods Properties, Inc.	45,200	1,945,408
Home Properties, Inc.	14,500	1,066,620
Host Hotels & Resorts, Inc.[1]	175,683	3,538,256
Kilroy Realty Corp.	17,500	1,242,325
Kimco Realty Corp.	52,670	1,269,347
Liberty Property Trust	22,830	795,397
Mid-America Apartment Communities, Inc.[1]	25,800	1,924,938
NorthStar Realty Finance Corp.[1]	53,600	1,005,536
Outfront Media, Inc.	74,277	2,133,235
Paramount Group, Inc.[1]	41,000	751,120
Parkway Properties, Inc.	69,000	1,122,630
Pebblebrook Hotel Trust[1]	9,300	399,342
Post Properties, Inc.	11,300	646,021
ProLogis, Inc.	128,261	5,156,092
Public Storage, Inc.	5,100	958,341
Ramco-Gershenson Properties Trust	16,800	293,664
Simon Property Group, Inc.	45,702	8,294,456
SL Green Realty Corp.[1]	23,800	2,912,168
Spirit Realty Capital, Inc.	81,000	914,490
Strategic Hotels & Resorts, Inc.*	50,600	592,020
Sun Communities, Inc.[1]	8,200	508,892
Sunstone Hotel Investors, Inc.	33,738	525,638
Taubman Centers, Inc.	4,280	308,203
The Macerich Co.	8,445	690,463
UDR, Inc.	42,600	1,396,002
Ventas, Inc.	27,200	1,874,080
Vornado Realty Trust	35,091	3,631,568

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
WP GLIMCHER, Inc.	55,120	826,800

Total United States common stocks		77,433,842

Total common stocks (cost—$137,844,609)		153,497,327

	Number of warrants
Warrants*—0.02%
Hong Kong—0.02%
Sun Hung Kai Properties Ltd., strike price $98.60, expires 04/22/16 (cost—$0)	6,400	25,185

	Face amount ($)
Repurchase agreement—0.42%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $661,647 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$660,967); proceeds: $648,000 (cost—$648,000)	648,000	648,000

	Number of shares
Investment of cash collateral from securities loaned—2.05%
Money market fund—2.05%
UBS Private Money Market Fund LLC[2] (cost—$3,176,331)	3,176,331	3,176,331

Total investments (cost—$141,668,940)[3]—101.86%		157,346,843
Liabilities in excess of other assets—(1.86)%		(2,875,233)

Net assets—100.00%		154,471,610

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2015 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,149,908
Gross unrealized depreciation	(2,472,005)

Net unrealized appreciation	$15,677,903

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	82,227,903	71,269,424	—	153,497,327
Warrants	25,185	—	—	25,185
Repurchase agreement	—	648,000	—	648,000
Investment of cash collateral from securities loaned	—	3,176,331	—	3,176,331

Total	82,253,088	75,093,755	—	157,346,843

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2015.
2	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the nine months ended 04/30/15($)	Sales during the nine months ended 04/30/15($)	Value at 04/30/15($)	Net income earned from affiliate for the nine months ended 04/30/15($)
UBS Private Money Market Fund LLC	3,424,337	30,158,988	30,406,994	3,176,331	212

3	Includes $20,610,546 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $18,240,070 and cash collateral of $3,176,331.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks
Aerospace & defense	0.08%
Airlines	0.73
Auto components	0.70
Automobiles	0.37
Banks	1.28
Beverages	0.12
Biotechnology	1.06
Building products	0.34
Capital markets	0.41
Chemicals	0.45
Commercial services & supplies	0.41
Communications equipment	0.15
Construction & engineering	0.05
Construction materials	0.27
Consumer finance	0.18
Containers & packaging	0.08
Diversified financial services	0.78
Diversified telecommunication services	0.72
Electric utilities	0.67
Electrical equipment	0.12
Electronic equipment, instruments & components	0.41
Energy equipment & services	0.20
Food & staples retailing	0.82
Food products	0.69
Health care equipment & supplies	0.25
Health care providers & services	0.73
Hotels, restaurants & leisure	0.31
Household durables	0.32
Household products	0.07
Industrial conglomerates	0.01
Insurance	1.03
Internet & catalog retail	0.24
Internet software & services	0.90
IT services	0.23
Life sciences tools & services	0.16

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Common stocks—(concluded)
Machinery	0.60%
Media	0.44
Metals & mining	1.66
Multi-utilities	0.09
Multiline retail	0.52
Oil, gas & consumable fuels	0.59
Paper & forest products	0.02
Pharmaceuticals	0.94
Real estate investment trusts	1.25
Real estate management & development	0.67
Road & rail	0.76
Semiconductors & semiconductor equipment	0.67
Software	1.52
Specialty retail	0.86
Technology hardware, storage & peripherals	1.48
Textiles, apparel & luxury goods	0.22
Trading companies & distributors	0.00	[1]
Transportation infrastructure	0.05
Wireless telecommunication services	0.21

Total common stocks	27.89

Investment companies	7.83

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Corporate notes
Agriculture	0.08%
Apparel	0.02
Auto manufacturers	0.19
Auto parts & equipment	0.01
Banks	0.62
Biotechnology	0.02
Building Materials	0.01
Chemicals	0.03
Commercial Services	0.14
Diversified financial services	0.08
Electric	0.26
Engineering & construction	0.08
Entertainment	0.01
Food	0.06
Forest products & paper	0.02
Gas	0.05
Healthcare-services	0.01
Holding companies-diversified	0.08
Insurance	0.28
Machinery-construction & mining	0.02
Machinery-diversified	0.02
Media	0.05
Mining	0.06
Oil & Gas	0.08
Pharmaceuticals	0.03
Real Estate	0.08
REITS	0.05
Savings & loans	0.06
Software	0.02
Sovereign	0.02
Telecommunications	0.26
Transportation	0.02
Water	0.02

Total corporate notes	2.84

Rights	0.00	[1]

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Non-US government obligations	4.63%

Time deposits	20.13

Short-term US government obligations	26.59

Repurchase agreement	10.60

Options purchased
Call options purchased	0.14
Put options & swaptions purchased	0.46

Total options purchased	0.60

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2015

Investments sold short
Common stocks
Automobiles	(0.22)
Banks	(0.02)
Biotechnology	(0.03)
Consumer finance	(0.03)
Diversified telecommunication services	(0.03)
Electrical equipment	(0.29)
Electronic equipment, instruments & components	(0.06)
Energy equipment & services	(0.50)
Food products	(0.01)
Hotels, restaurants & leisure	(0.19)
Independent power and renewable electricity producers	(0.01)
Internet & catalog retail	(0.03)
Internet software & services	(0.17)
Leisure products	(0.02)
Machinery	(0.01)
Media	(0.01)
Metals & mining	(0.86)
Oil, gas & consumable fuels	(1.69)
Pharmaceuticals	(0.06)
Real estate investment trusts	(0.26)
Semiconductors & semiconductor equipment	(0.06)
Software	(0.28)
Thrifts & mortgage finance	(0.02)

Total investments sold short	(4.86)

Other assets in excess of liabilities	3.75

Net assets	100.00%

1	Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2015.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—27.89%
Australia—0.51%
Bendigo and Adelaide Bank Ltd.	45,889	436,820
Federation Centres Ltd.	3,238	7,523
Fortescue Metals Group Ltd.	80,000	135,145
Goodman Group	14,042	68,903
Harvey Norman Holdings Ltd.	17,772	61,634
Lend Lease Group	115,936	1,464,883
Metcash Ltd.	987,157	1,030,456
Suncorp Group Ltd.	10,673	110,373
Woolworths Ltd.	24,130	560,241

Total Australia common stocks		3,875,978

Belgium—0.10%
UCB SA	10,972	790,344

Bermuda—0.62%
Kerry Properties Ltd.	70,500	287,730
Lazard Ltd., Class A	22,911	1,214,970
Noble Group Ltd.	49,300	32,105
NWS Holdings Ltd.	54,000	91,642
PartnerRe Ltd.[1]	23,825	3,049,600
Seadrill Ltd.*	7,732	98,548

Total Bermuda common stocks		4,774,595

Brazil—0.13%
Vale SA, ADR	129,100	991,488

Canada—1.72%
Africa Oil Corp.*	59,271	129,215
Alimentation Couche Tard, Inc., Class B	42,221	1,616,051
BCE, Inc.	24,400	1,075,703
Brookfield Asset Management, Inc., Class A	8,200	441,570
Canadian Imperial Bank of Commerce	600	48,179
Constellation Software, Inc.	1,800	705,678
Element Financial Corp.*	61,799	886,136
Empire Co. Ltd.	3,900	281,776
Fairfax Financial Holdings Ltd.	2,000	1,092,416
First Capital Realty, Inc.	6,400	106,092
First Quantum Minerals Ltd.	15,430	236,342
H&R Real Estate Investment Trust	64,900	1,245,284
Industrial Alliance Insurance & Financial Services, Inc.	2,700	98,265
Magna International, Inc.	46,300	2,333,228

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
National Bank of Canada	700	28,284
Open Text Corp.	21,300	1,076,211
RioCan Real Estate Investment Trust	56,200	1,390,909
Shaw Communications, Inc., Class B	1,300	29,717
Teck Resources Ltd., Class B	14,850	225,423
West Fraser Timber Co. Ltd.	3,700	190,382

Total Canada common stocks		13,236,861

Cayman Islands—0.48%
China Mengniu Dairy Co. Ltd.	75,373	381,835
China Metal Recycling Holdings Ltd.*,2,3	352,200	0
CK Hutchison Holdings Ltd.	3,000	65,076
Geely Automobile Holdings Ltd.	2,525,000	1,420,463
JD.com, Inc., ADR*	26,300	882,628
Vipshop Holdings Ltd., ADR*	34,000	961,860

Total Cayman Islands common stocks		3,711,862

Denmark—0.21%
Danske Bank A/S	57,275	1,624,358

Finland—0.15%
Nokia Oyj	165,500	1,116,700

France—0.02%
Edenred	4,386	117,586
Klepierre	387	18,772

Total France common stocks		136,358

Germany—0.32%
Deutsche Telekom AG	96,959	1,782,169
GEA Group AG	14,609	701,611

Total Germany common stocks		2,483,780

Hong Kong—0.69%
Hang Lung Properties Ltd.	218,000	736,963
PCCW Ltd.	526,000	350,190
Sino Land Co. Ltd.	156,000	274,460
Swire Pacific Ltd., Class A	31,000	418,104
The Link REIT	552,000	3,424,043

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Wheelock & Co. Ltd.	21,000	118,249

Total Hong Kong common stocks		5,322,009

Ireland—0.50%
Allegion PLC	15,692	959,566
Ryanair Holdings PLC, ADR	12,200	791,170
Seagate Technology PLC[1]	35,939	2,110,338

Total Ireland common stocks		3,861,074

Italy—0.22%
Atlantia SpA	10,989	309,065
Intesa Sanpaolo SpA	246,144	749,182
UnipolSai SpA	217,962	609,937

Total Italy common stocks		1,668,184

Japan—2.79%
Brother Industries Ltd.	600	9,546
Casio Computer Co. Ltd.	37,500	758,187
Citizen Holdings Co. Ltd.	35,800	283,310
Daicel Corp.	1,500	18,084
Fuji Heavy Industries Ltd.	41,500	1,387,760
Fukuoka Financial Group, Inc.	40,000	229,810
Japan Airlines Co. Ltd.	100	3,334
Japan Display, Inc.*	173,400	712,317
Kumagai Gumi Co. Ltd.	109,000	348,186
Minebea Co. Ltd.	25,000	383,328
Mitsubishi Chemical Holdings Corp.	206,900	1,288,207
Mitsubishi Gas Chemical Co., Inc.	8,000	44,702
Mitsubishi UFJ Financial Group, Inc.	157,200	1,116,804
Mitsui Fudosan Co. Ltd.	36,000	1,067,195
Mixi, Inc.	12,600	494,440
NEC Corp.	41,000	136,407
NOK Corp.	31,000	974,185
Oracle Corp. Japan	35,800	1,634,322
ORIX Corp.	59,200	910,401
Resorttrust, Inc.	60,700	1,585,728
Ricoh Co. Ltd.	110,900	1,146,121
Seiko Epson Corp.	114,800	2,006,056
Seven & I Holdings Co. Ltd.	22,000	945,655
Taiheiyo Cement Corp.	223,000	702,729
Trend Micro, Inc.*	64,200	2,171,982

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
West Japan Railway Co.	18,800	1,041,209

Total Japan common stocks		21,400,005

Jersey—0.28%
Glencore PLC*	336,000	1,596,191
Petrofac Ltd.	43,735	583,743

Total Jersey common stocks		2,179,934

Luxembourg—0.05%
Millicom International Cellular SA, SDR	5,293	412,943

Netherlands—0.44%
Delta Lloyd N.V.	6,337	119,840
LyondellBasell Industries N.V., Class A	10,858	1,124,020
Mobileye N.V.*	10,300	462,058
Unilever N.V.	35,269	1,538,455
Wolters Kluwer N.V.	3,478	112,678

Total Netherlands common stocks		3,357,051

Norway—0.07%
DNB ASA	27,167	482,627
Norsk Hydro ASA	12,757	60,415
Yara International ASA	573	29,359

Total Norway common stocks		572,401

Papua New Guinea—0.09%
Oil Search Ltd.	108,647	689,753

Portugal—0.20%
Galp Energia, SGPS SA	114,107	1,558,664

Russia—0.10%
Mining and Metallurgical Co. Norilsk Nickel, ADR	40,700	764,346

Singapore—0.67%
Ascendas Real Estate Investment Trust	454,000	846,063
Avago Technologies Ltd.	14,722	1,720,708
CapitaCommercial Trust	45,900	58,687
CapitaMall Trust	532,000	878,406
ComfortDelGro Corp. Ltd.	299,900	694,762
Flextronics International Ltd.*	51,000	587,775

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
StarHub Ltd.	87,500	279,408
Yangzijiang Shipbuilding Holdings Ltd.	45,100	49,804

Total Singapore common stocks		5,115,613

Spain—0.51%
Abertis Infraestructuras SA	5,257	96,871
Bankinter SA	204,039	1,543,101
Endesa SA	60,344	1,195,614
International Consolidated Airlines Group SA*	86,017	717,484
Red Electrica Corp. SA	4,404	369,605

Total Spain common stocks		3,922,675

Sweden—0.39%
Industrivarden AB, C Shares	14,952	311,537
Investor AB, B Shares	30,912	1,259,593
Lundin Petroleum AB*	29,035	469,983
Tele2 AB, B Shares	68,911	919,119

Total Sweden common stocks		2,960,232

Switzerland—0.58%
Garmin Ltd.[1]	37,006	1,672,301
Roche Holding AG	5,734	1,640,813
Sika AG	285	978,218
Swiss Prime Site AG*	1,835	160,888

Total Switzerland common stocks		4,452,220

United Kingdom—1.92%
Anglo American PLC	35,890	608,067
Antofagasta PLC	25,330	303,182
ARM Holdings PLC	54,088	919,029
Barclays PLC	423,688	1,657,658
BHP Billiton PLC	143,300	3,444,425
BT Group PLC	220,262	1,536,236
DS Smith PLC	110,562	591,169
Greene King PLC	53,383	678,705
InterContinental Hotels Group PLC	3,382	144,633
Intu Properties PLC	7,421	38,931
Next PLC	7,409	832,997
Rio Tinto PLC	53,935	2,413,648
The Sage Group PLC	119,731	890,224

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Unilever PLC	15,240	668,037

Total United Kingdom common stocks		14,726,941

United States—14.13%
Activision Blizzard, Inc.	22,455	512,311
Acuity Brands, Inc.	5,420	904,869
Advance Auto Parts, Inc.	5,869	839,267
Alliance Data Systems Corp.*	6,019	1,789,509
American Tower Corp.	17,014	1,608,333
AmerisourceBergen Corp.[1]	10,619	1,213,752
Amgen, Inc.	13,364	2,110,309
Apple, Inc.	50	6,257
Archer-Daniels-Midland Co.	1,777	86,860
Arrow Electronics, Inc.*,1	11,739	700,936
AutoNation, Inc.*	3,277	201,699
Avery Dennison Corp.[1]	53,833	2,992,576
Avis Budget Group, Inc.*	7,387	399,932
Biogen, Inc.*,1	4,788	1,790,377
BorgWarner, Inc.	11,407	675,294
Bristol-Myers Squibb Co.	17,383	1,107,819
CA, Inc.[1]	734	23,319
Cardinal Health, Inc.	10,753	906,908
Celgene Corp.*	17,037	1,841,018
CenturyLink, Inc.[1]	22,695	816,112
Cisco Systems, Inc.	1,506	43,418
Citigroup, Inc.	24,589	1,311,085
CMS Energy Corp.	19,267	653,729
CSX Corp.	15,120	545,681
CVS Health Corp.	18,048	1,791,986
Delta Air Lines, Inc.	21,203	946,502
Discovery Communications, Inc., Class A*,1	72,914	2,359,497
Dr. Pepper Snapple Group, Inc.[1]	12,494	931,803
Edwards Lifesciences Corp.*,1	15,041	1,904,943
Electronic Arts, Inc.*,1	67,131	3,899,640
Entergy Corp.[1]	33,127	2,556,742
Evercore Partners, Inc., Class A	8,620	415,829
Facebook, Inc., Class A*	15,966	1,257,642
FEI Co.	11,433	862,734
First Republic Bank	33,129	1,931,089
Foot Locker, Inc.[1]	35,634	2,118,441
Fortune Brands Home & Security, Inc.	37,539	1,674,239

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Freeport-McMoRan, Inc.	26,700	621,309
GameStop Corp., Class A1	33,551	1,293,056
General Dynamics Corp.	4,729	649,386
Gilead Sciences, Inc.*,1	24,001	2,412,340
Google, Inc., Class A*,1	4,671	2,563,305
Google, Inc., Class C*	2,766	1,486,052
Halliburton Co.	17,766	869,646
Hanesbrands, Inc.	55,248	1,717,108
Harris Corp.[1]	248	19,900
Hertz Global Holdings, Inc.*	27,231	567,494
Hewlett-Packard Co.[1]	136,930	4,514,582
HollyFrontier Corp.	769	29,822
Illumina, Inc.*	6,813	1,255,295
J.B. Hunt Transport Services, Inc.	10,186	888,219
Johnson & Johnson[1]	36,367	3,607,606
Kansas City Southern	10,163	1,041,606
Kraft Foods Group, Inc.	14,593	1,236,757
Laboratory Corp. of America Holdings*,1	20,621	2,465,447
Lam Research Corp.	724	54,720
Macy’s, Inc.	18,518	1,196,818
Martin Marietta Materials, Inc.	9,385	1,338,770
McKesson Corp.	4,517	1,009,098
Merck & Co., Inc.	588	35,021
MetLife, Inc.[1]	55,347	2,838,748
Micron Technology, Inc.*,1	41,374	1,163,851
Navient Corp.[1]	24,379	476,366
Newmont Mining Corp.	9,900	262,251
PACCAR, Inc.[1]	26,976	1,762,882
Pall Corp.	17,406	1,693,952
Skyworks Solutions, Inc.[1]	13,949	1,286,795
Southwest Airlines Co.[1]	48,685	1,974,664
Stillwater Mining Co.*	79,472	1,067,309
Sysco Corp.	1,395	51,657
Target Corp.[1]	24,191	1,906,977
Tesoro Corp.[1]	18,517	1,589,314
The Charles Schwab Corp.	48,521	1,479,890
The Clorox Co.	5,113	542,489
The Home Depot, Inc.	11,162	1,194,111
The Southern Co.[1]	22,295	987,668
Time Warner, Inc.	9,929	838,107
TJX Cos., Inc.	14,314	923,826

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares		Value ($)
Common stocks—(concluded)
United States—(concluded)
Tyson Foods, Inc., Class A1		35,539	1,403,790
Union Pacific Corp.		6,053	643,010
United Continental Holdings, Inc.*,1		19,871	1,187,094
Valero Energy Corp.		1,421	80,855
Visteon Corp.*		14,005	1,420,107
VMware, Inc., Class A*,1		15,876	1,398,676
Voya Financial, Inc.[1]		52,215	2,210,783
Western Digital Corp.		14,996	1,465,709

Total United States common stocks			108,456,695

Total common stocks (cost—$200,153,490)			214,163,064

Investment companies—7.83%
Legg Mason BW Absolute Return Opportunities Fund		2,384,801	29,690,768
Scout Unconstrained Bond Fund		2,695,085	30,427,512

Total investment companies (cost—$61,450,000)			60,118,280

	Number of rights
Rights—0.00%††
Canada—0.00%††
Constellation Software, Inc., expiring 09/15/15*		1,800	538
Italy—0.00%††
UnipolSai SpA, expiring 05/15/15*		435,924	0

Total rights (cost—$521)			538

	Face amount
Corporate notes—2.84%
Australia—0.08%
National Australia Bank Ltd.
2.000%, due 11/12/24[4,5]	EUR	100,000	113,119
Santos Finance Ltd.
8.250%, due 09/22/70[4]	EUR	100,000	122,110

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Australia—(concluded)
Scentre Group Trust 1
1.500%, due 07/16/20[5]	EUR	100,000	115,381
Scentre Group Trust 2
3.250%, due 09/11/23[5]	EUR	100,000	129,845
Telstra Corp. Ltd.
2.500%, due 09/15/23	EUR	100,000	125,242

Total Australia corporate notes			605,697

Austria—0.02%
UniCredit Bank Austria AG
2.625%, due 01/30/18[5]	EUR	100,000	116,763

Canada—0.07%
Great-West Lifeco, Inc.
2.500%, due 04/18/23[5]	EUR	350,000	429,663
Total Capital Canada Ltd.
1.125%, due 03/18/22[5]	EUR	100,000	113,917

Total Canada corporate notes			543,580

Cayman Islands—0.06%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[5]	EUR	100,000	119,694
Hutchison Whampoa Finance 14 Ltd.
1.375%, due 10/31/21[5]	EUR	200,000	227,121
IPIC GMTN Ltd.
5.875%, due 03/14/21[5]	EUR	100,000	144,005

Total Cayman Islands corporate notes			490,820

Curacao—0.02%
Teva Pharmaceutical Finance IV BV
2.875%, due 04/15/19[5]	EUR	100,000	121,337

Czech Republic—0.02%
CEZ AS
4.875%, due 04/16/25[5]	EUR	100,000	148,431

Denmark—0.04%
DONG Energy A/S
6.250%, due 06/26/13[4,5]	EUR	78,000	103,666
4.875%, due 07/08/13[4,5]	EUR	50,000	60,350

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Denmark—(concluded)
Nykredit Realkredit A/S
4.000%, due 06/03/36[4,5]	EUR	100,000	113,689

Total Denmark corporate notes			277,705

Finland—0.02%
Fortum OYJ
6.000%, due 03/20/19[5]	EUR	100,000	135,421

France—0.40%
Alstom SA
4.500%, due 03/18/20	EUR	100,000	130,037
ASF
7.375%, due 03/20/19[5]	EUR	150,000	211,958
BNP Paribas SA
2.875%, due 09/26/23	EUR	60,000	77,499
BPCE SA
2.125%, due 03/17/21[5]	EUR	100,000	120,337
Carrefour SA
1.250%, due 06/03/25[5]	EUR	100,000	111,236
Casino Guichard-Perrachon SA
3.311%, due 01/25/23[5]	EUR	200,000	253,152
Christian Dior SE
4.000%, due 05/12/16	EUR	100,000	116,265
CNP Assurances
6.875%, due 09/30/41[4]	EUR	100,000	140,356
Credit Logement SA
1.177%, due 06/16/15[4,5,6]	EUR	100,000	95,723
Electricite de France
4.250%, due 01/29/20[4,5,6]	EUR	100,000	120,987
6.250%, due 01/25/21	EUR	150,000	219,873
4.625%, due 04/26/30	EUR	50,000	78,243
GDF Suez
3.875%, due 06/02/24[4,5,6]	EUR	100,000	121,261
Holding d’Infrastructures de Transport SAS
2.250%, due 03/24/25[5]	EUR	100,000	118,618
Infra Foch SAS
1.250%, due 10/16/20[5]	EUR	100,000	113,520
Lafarge SA
5.375%, due 06/26/17[5]	EUR	50,000	61,446
Lagardere SCA
4.125%, due 10/31/17[5]	EUR	100,000	119,845
Orange SA
5.250%, due 02/07/24[4,5,6]	EUR	100,000	127,443

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
8.125%, due 01/28/33	EUR	70,000	144,549
RCI Banque SA
4.000%, due 03/16/16[5]	EUR	100,000	115,794
4.250%, due 04/27/17[5]	EUR	30,000	36,158
Societe Des Autoroutes Paris-Rhin-Rhone
1.125%, due 01/15/21[5]	EUR	200,000	226,776
Societe Fonciere Lyonnaise SA
1.875%, due 11/26/21[5]	EUR	100,000	114,964
Societe Generale SA
9.375%, due 09/04/19[4,5,6]	EUR	50,000	70,810
Vinci SA
6.250%, due 11/13/15[4,6]	EUR	50,000	57,746

Total France corporate notes			3,104,596

Germany—0.07%
Aareal Bank AG
4.250%, due 03/18/26[4]	EUR	50,000	60,918
Allianz SE
4.750%, due 10/24/23[4,5,6]	EUR	200,000	260,583
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	141,781
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[4,5,6]	EUR	50,000	61,309

Total Germany corporate notes			524,591

Ireland—0.14%
Bank of Ireland
2.000%, due 05/08/17[5]	EUR	200,000	228,584
ERVIA
3.625%, due 12/04/17[5]	EUR	100,000	121,290
ESB Finance Ltd.
4.375%, due 11/21/19[5]	EUR	100,000	130,271
FGA Capital Ireland PLC
4.000%, due 10/17/18[5]	EUR	100,000	123,103
GE Capital European Funding
2.625%, due 03/15/23[5]	EUR	200,000	254,456
Swisscom AG via Lunar Funding V
2.000%, due 09/30/20[5]	EUR	100,000	119,302

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Ireland—(concluded)
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[5]	EUR	100,000	129,984

Total Ireland corporate notes			1,106,990

Italy—0.11%
2i Rete Gas SpA
1.125%, due 01/02/20[5]	EUR	100,000	112,740
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[5]	EUR	75,000	110,022
Intesa Sanpaolo SpA
4.125%, due 01/14/16[5]	EUR	100,000	115,178
5.000%, due 02/28/17[5]	EUR	100,000	121,144
3.000%, due 01/28/19[5]	EUR	100,000	120,995
4.375%, due 10/15/19[5]	EUR	100,000	128,515
UniCredit Banca SpA
5.650%, due 08/24/18	EUR	100,000	128,734

Total Italy corporate notes			837,328

Japan—0.02%
Sumitomo Mitsui Banking Corp.
1.000%, due 01/19/22[5]	EUR	150,000	168,682

Jersey—0.06%
Heathrow Funding Ltd.
4.600%, due 02/15/18[5]	EUR	100,000	125,018
1.875%, due 05/23/22[5]	EUR	200,000	237,144
Prosecure Funding
4.668%, due 06/30/16	EUR	100,000	116,086

Total Jersey corporate notes			478,248

Luxembourg—0.10%
CNH Industrial Finance Europe SA
2.750%, due 03/18/19[5]	EUR	100,000	114,356
Dufry Finance SCA
4.500%, due 07/15/22[5]	EUR	100,000	118,816
Glencore Finance Europe SA
4.625%, due 04/03/18[5,7]	EUR	200,000	248,755
Prologis International Funding II SA
2.875%, due 04/04/22[5]	EUR	125,000	152,508

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Luxembourg—(concluded)
Talanx Finanz Luxembourg SA
8.367%, due 06/15/42[4,5]	EUR	100,000	149,933

Total Luxembourg corporate notes			784,368

Mexico—0.05%
America Movil SAB de CV
4.750%, due 06/28/22	EUR	100,000	140,438
5.125%, due 09/06/73[4,5]	EUR	100,000	121,549
Petroleos Mexicanos
3.125%, due 11/27/20[5]	EUR	100,000	120,145

Total Mexico corporate notes			382,132

Netherlands—0.35%
Achmea BV
2.500%, due 11/19/20[5]	EUR	100,000	121,235
Bharti Airtel International Netherlands BV
4.000%, due 12/10/18[5]	EUR	100,000	122,250
BMW Finance N.V.
2.625%, due 01/17/24[5]	EUR	100,000	127,189
Conti Gummi Finance BV
2.500%, due 03/20/17[5]	EUR	30,000	35,028
Deutsche Annington Finance BV
3.125%, due 07/25/19	EUR	200,000	245,461
4.000%, due 12/17/21[4,5,6]	EUR	100,000	116,776
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	60,000	79,335
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[4,5,6]	EUR	50,000	58,388
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	131,808
Gas Natural Fenosa Finance BV
3.875%, due 04/11/22[5]	EUR	100,000	132,696
General Motors Financial International BV
1.875%, due 10/15/19[5]	EUR	100,000	114,752
ING Bank N.V.
3.500%, due 11/21/23[4,5]	EUR	100,000	120,339
JAB Holdings BV
1.500%, due 11/24/21[5]	EUR	100,000	113,445
Linde Finance BV
7.375%, due 07/14/66[4]	EUR	100,000	121,206
Petrobras Global Finance BV
2.750%, due 01/15/18	EUR	100,000	105,829

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Repsol International Finance BV
4.250%, due 02/12/16[5]	EUR	100,000	115,710
Telefonica Europe BV
4.200%, due 12/04/19[4,5,6]	EUR	200,000	235,237
5.875%, due 02/14/33[5]	EUR	50,000	88,071
Volkswagen International Finance N.V.
3.875%, due 09/04/18[4,5,6]	EUR	50,000	59,933
0.875%, due 01/16/23[5]	EUR	150,000	167,301
4.625%, due 03/24/26[4,5,6]	EUR	200,000	254,290

Total Netherlands corporate notes			2,666,279

Norway—0.05%
DnB NOR Bank ASA
4.375%, due 02/24/21[5]	EUR	110,000	147,987
Statkraft AS
2.500%, due 11/28/22[5]	EUR	200,000	248,694

Total Norway corporate notes			396,681

Spain—0.08%
Amadeus Capital Markets SA
4.875%, due 07/15/16[5]	EUR	100,000	118,308
Ferrovial Emisiones SA
3.375%, due 01/30/18[5]	EUR	100,000	120,721
Gas Natural Capital Markets SA
4.125%, due 01/26/18[5]	EUR	100,000	123,215
Telefonica Emisiones SAU
4.797%, due 02/21/18[5]	EUR	100,000	125,390
4.710%, due 01/20/20[5]	EUR	100,000	132,102

Total Spain corporate notes			619,736

Sweden—0.02%
Atlas Copco AB
2.500%, due 02/28/23[5]	EUR	100,000	125,714

United Arab Emirates—0.01%
Xstrata Finance Dubai Ltd.
1.750%, due 05/19/16[5,7]	EUR	100,000	113,710

United Kingdom—0.58%
Abbey National Treasury Services PLC
2.625%, due 07/16/20[5]	EUR	100,000	122,697
1.125%, due 01/14/22[5]	EUR	100,000	113,050

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(continued)
Anglo American Capital PLC
3.250%, due 04/03/23[5]	EUR	100,000	123,299
Aviva PLC
6.125%, due 07/05/43[4,5]	EUR	100,000	141,002
Babcock International Group PLC
1.750%, due 10/06/22[5]	EUR	100,000	115,864
Barclays Bank PLC
6.625%, due 03/30/22[5]	EUR	70,000	102,021
BAT International Finance PLC
3.625%, due 11/09/21[5]	EUR	100,000	131,833
Brambles Finance PLC
4.625%, due 04/20/18[5]	EUR	100,000	125,498
Coventry Building Society
2.500%, due 11/18/20[5]	EUR	100,000	121,354
Experian Finance PLC
4.750%, due 02/04/20[5]	EUR	50,000	66,428
FCE Bank PLC
1.875%, due 04/18/19[5]	EUR	100,000	116,765
1.875%, due 06/24/21[5]	EUR	200,000	234,753
G4S International Finance PLC
2.625%, due 12/06/18[5]	EUR	100,000	119,787
Hammerson PLC
2.750%, due 09/26/19[5]	EUR	100,000	121,563
Heathrow Finance PLC
7.125%, due 03/01/17[5]	GBP	50,000	83,272
Imperial Tobacco Finance PLC
5.000%, due 12/02/19[5]	EUR	100,000	132,734
2.250%, due 02/26/21[5]	EUR	100,000	118,801
International Game Technology PLC
6.625%, due 02/02/18[5],7	EUR	50,000	62,529
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19[5]	EUR	50,000	83,798
Leeds Building Society
2.625%, due 04/01/21[5]	EUR	200,000	240,904
Legal & General Group PLC
4.000%, due 06/08/25[4,5]	EUR	50,000	56,283
Lloyds Bank PLC
7.625%, due 04/22/25[5]	GBP	50,000	99,127
Lloyds TSB Bank PLC
10.375%, due 02/12/24[4,5]	EUR	50,000	72,224
Mondi Finance PLC
3.375%, due 09/28/20[5]	EUR	100,000	125,094

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Motability Operations Group PLC
3.250%, due 11/30/18[5]	EUR	100,000	123,197
NGG Finance PLC
4.250%, due 06/18/76[4,5]	EUR	200,000	245,132
Rentokil Initial PLC
3.250%, due 10/07/21[5]	EUR	100,000	126,671
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	170,000	205,393
5.375%, due 09/30/19[5]	EUR	50,000	67,400
4.625%, due 09/22/21[4]	EUR	65,000	75,357
Sky PLC
1.500%, due 09/15/21[5]	EUR	100,000	114,761
SSE PLC
5.025%, due 10/01/15[4,5,6]	EUR	100,000	114,081
Stagecoach Group PLC
5.750%, due 12/16/16	GBP	50,000	81,720
Tesco PLC
3.375%, due 11/02/18[5]	EUR	100,000	118,116
United Utilities Water Ltd.
4.250%, due 01/24/20	EUR	100,000	130,717
Vodafone Group PLC
5.375%, due 06/06/22	EUR	50,000	73,412
Yorkshire Building Society
2.125%, due 03/18/19[5]	EUR	100,000	117,319

Total United Kingdom corporate notes			4,423,956

United States—0.47%
Amgen, Inc.
4.375%, due 12/05/18[5]	EUR	100,000	127,147
AT&T, Inc.
2.500%, due 03/15/23	EUR	200,000	242,934
1.300%, due 09/05/23	EUR	100,000	111,203
Bank of America Corp.
4.750%, due 04/03/17[5]	EUR	100,000	121,641
1.375%, due 09/10/21[5]	EUR	100,000	114,929
Citigroup, Inc.
0.706%, due 05/31/17[4]	EUR	100,000	111,780
1.375%, due 10/27/21[5]	EUR	220,000	251,630
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.750%, due 05/19/23	EUR	100,000	123,230
GE Capital Trust II
5.500%, due 09/15/67[4,5]	EUR	50,000	61,337

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United States—(concluded)
JPMorgan Chase & Co.
2.625%, due 04/23/21[5]	EUR	100,000	123,657
1.375%, due 09/16/21[5]	EUR	300,000	346,251
Merck & Co., Inc.
1.875%, due 10/15/26	EUR	100,000	120,238
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	62,908
MetLife Global Funding I
4.625%, due 05/16/17	EUR	50,000	61,052
Metropolitan Life Global Funding I
2.375%, due 09/30/19[5]	EUR	200,000	241,578
0.875%, due 01/20/22[5]	EUR	200,000	223,601
Morgan Stanley
4.500%, due 02/23/16	EUR	50,000	58,071
5.500%, due 10/02/17	EUR	50,000	62,937
5.375%, due 08/10/20	EUR	50,000	68,839
1.875%, due 03/30/23	EUR	100,000	116,781
Pemex Project Funding Master Trust
6.375%, due 08/05/16[5]	EUR	50,000	59,932
Philip Morris International, Inc.
1.875%, due 03/03/21	EUR	100,000	118,894
2.875%, due 03/03/26	EUR	100,000	129,587
Praxair, Inc.
1.625%, due 12/01/25	EUR	100,000	116,707
Roche Holdings, Inc.
6.500%, due 03/04/21[5]	EUR	50,000	74,976
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	100,000	122,095
Wells Fargo & Co.
2.250%, due 09/03/20[5]	EUR	200,000	242,881

Total United States corporate notes			3,616,816

Total corporate notes (cost—$23,375,624)			21,789,581

Non-US government obligations—4.63%
Brazil—2.31%
Brazil Notas do Tesouro Nacional
Series B 6.000%, due 08/15/22	BRL	5,792,000	4,981,237
Series B 6.000%, due 05/15/23	BRL	702,000	617,362
Series B 6.000%, due 05/15/45	BRL	646,000	571,079
Series B 6.000%, due 08/15/50	BRL	4,220,000	3,641,957
Series F 10.000%, due 01/01/23	BRL	13,226,000	3,830,250

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Brazil—(concluded)
Series F 10.000%, due 01/01/25	BRL	14,440,000	4,096,384

Total Brazil			17,738,269

Germany—0.06%
Bundesrepublik Deutschland
1.000%, due 08/15/24[1]	EUR	150,000	178,688
4.750%, due 07/04/34	EUR	100,000	193,762
4.750%, due 07/04/40	EUR	30,000	63,694

Total Germany			436,144

Mexico—2.26%
Mexican Bonos
6.500%, due 06/10/21	MXN	63,350,000	4,323,152
10.000%, due 12/05/24	MXN	50,910,000	4,315,393
7.500%, due 06/03/27	MXN	59,850,000	4,352,899
8.500%, due 05/31/29	MXN	55,150,000	4,362,136

Total Mexico			17,353,580

Total non-US government obligations (cost—$41,169,802)			35,527,993

Time deposits—20.13%
ABN Amro Bank N.V.
0.290%, due 07/24/15	USD	10,000,000	9,993,238
Agence Centrale Organismes
0.150%, due 05/27/15	USD	10,000,000	9,998,917
Banque Federative Du Credit
0.270%, due 07/01/15	USD	10,000,000	9,995,428
Banque Nationale De Paris
0.080%, due 05/01/15	USD	6,000,027	6,000,027
DBS Bank Ltd.
0.280%, due 07/27/15	USD	5,000,000	5,000,000
DGZ Dekabank
0.230%, due 05/07/15	USD	10,000,000	9,999,617
DZ Bank AG
0.090%, due 05/01/15	USD	12,528,392	12,528,392
Goldman Sachs International BA
0.375%, due 08/07/15	USD	7,500,000	7,500,000
ING Bank N.V.
0.290%, due 08/10/15	USD	10,000,000	10,000,000
KBC Bank N.V.
0.100%, due 05/01/15	USD	12,549,312	12,549,312

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
Landeskreditbank Baden Wurtt
0.130%, due 05/27/15	USD	10,000,000	9,999,061
Mizuho Corporate Bank
0.310%, due 07/30/15	USD	10,000,000	10,000,000
Nationwide Building Society
0.380%, due 07/14/15	USD	6,000,000	6,000,000
Natixis
0.260%, due 06/01/15	USD	10,000,000	10,000,000
Nomura International PLC
0.260%, due 06/16/15	USD	5,000,000	4,998,340
NRW Bank
0.140%, due 05/04/15	USD	10,000,000	9,999,883
0.140%, due 06/04/15	USD	10,000,000	9,998,795

Total time deposits (cost—$154,561,010)			154,561,010

Short-term US government obligations[8]—26.59%
US Treasury Bills
0.161%, due 05/28/15[1]	USD	14,163,000	14,163,057
0.148%, due 06/04/15[1]	USD	18,756,000	18,755,906
0.023%, due 07/02/15[1]	USD	13,000,000	12,999,948
0.034%, due 07/23/15[1]	USD	7,500,000	7,499,783
0.041%, due 07/30/15	USD	7,000,000	6,999,783
0.076%, due 09/03/15[1]	USD	5,000,000	4,999,740
0.103%, due 09/24/15[1]	USD	39,540,000	39,536,006
0.071%, due 10/01/15	USD	24,039,500	24,036,423
0.084%, due 10/08/15	USD	24,039,500	24,035,221
0.073%, due 10/22/15[1]	USD	51,100,000	51,083,324

Total short-term US government obligations (cost—$204,073,976)			204,109,191

Repurchase agreement—10.60%
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $83,090,855 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$83,005,468); proceeds: $81,377,000 (cost—$81,377,000)		81,377,000	81,377,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of contracts/ Notional amount		Value
Options purchased—0.60%
Call options purchased—0.14%
Euro STOXX Banks Index, strike @ 135, expires 06/19/15	EUR	22,373	481,357
Euro STOXX 50 Index, strike @ 3,925, expires 05/15/15		407	4,113
S&P 500 Index, strike @ 2,095, expires 06/19/15		94	275,890
US Treasury Note 10 Year Futures, strike @ 129.5, expires 05/22/15		344	43,000
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15 (Counterparty: RBS)	USD	1,000,000	276,998

Total call options purchased			1,081,358

Put options & swaptions purchased—0.46%
Apple Inc., Flex, strike @ 95, expires 07/17/15		133	4,522
DAX Index, strike @ 11,450, expires 06/19/15		290	622,109
Euro STOXX 50 Index, strike @ 2,700, expires 06/19/15		241	7,036
Euro STOXX 50 Index, strike @ 3,000, expires 06/17/16		279	424,488
Euro STOXX 50 Index, strike @ 3,000, expires 12/16/16		150	309,401
Euro STOXX 50 Index, strike @ 3,150, expires 09/18/15		25	17,601
Euro STOXX 50 Index, strike @ 3,200, expires 09/18/15		202	163,307
Euro STOXX 50 Index, strike @ 3,250, expires 06/19/15		2	692
Euro STOXX 50 Index, strike @ 3,250, expires 09/18/15		29	26,832
Euro STOXX 50 Index, strike @ 3,300, expires 06/19/15		14	6,036
Euro STOXX 50 Index, strike @ 3,325, expires 05/15/15		209	20,652
Euro STOXX 50 Index, strike @ 3,375, expires 05/15/15		407	62,609
S&P 500 Index, strike @ 1,850, expires 05/15/15		407	26,455
S&P 500 Index, strike @ 1,875, expires 06/19/15		92	50,600
S&P 500 Index, strike @ 1,925, expires 06/19/15		7	7,210
S&P 500 Index, strike @ 1,925, expires 08/21/15		14	38,780
S&P 500 Index, strike @ 1,930, expires 07/17/15		27	52,650
S&P 500 Index, strike @ 1,955, expires 04/30/15		408	2,040
S&P 500 Index, strike @ 1,960, expires 05/15/15		7	1,575
S&P 500 Index, strike @ 1,970, expires 05/08/15		290	26,100

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of contracts/ Notional amount		Value
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
S&P 500 Index, strike @ 1,990, expires 05/08/15		145	24,650
S&P 500 Index, strike @ 2,000, expires 05/08/15		923	168,909
S&P 500 Index, strike @ 2,025, expires 06/19/15		233	561,530
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 01/09/34 (counterparty: RBS; receive floating rate); underlying swap terminates 01/11/54[3]	EUR	10,000,000	403,552
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 05/08/34 (counterparty: CITI; receive floating rate); underlying swap terminates 05/10/54[3]	EUR	11,500,000	479,354

Total put options & swaptions purchased			3,508,690

Total options purchased (cost—$5,676,348)			4,590,048

Total investments before investments sold short (cost—$771,837,771)—101.11%			776,236,705

	Number of shares
Investments sold short—(4.86)%
Common stocks—(4.86)%
Australia—(0.34)%
Iluka Resources Ltd.		(95,860)	(610,853)
Westfield Corp.		(271,240)	(2,016,608)

Total Australia common stocks			(2,627,461)

Austria—(0.02)%
Erste Group Bank AG		(4,867)	(137,413)

Bermuda—(0.23)%
Nabors Industries Ltd.		(104,831)	(1,750,678)

Canada—(0.88)%
Athabasca Oil Corp.		(141,800)	(259,742)
Barrick Gold Corp.		(80,900)	(1,051,398)
Kinross Gold Corp.		(114,000)	(276,851)
MEG Energy Corp.		(5,100)	(98,365)
Paramount Resources Ltd., Class A		(9,100)	(269,191)
Restaurant Brands International, Inc.		(36,500)	(1,489,345)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Silver Wheaton Corp.	(54,800)	(1,081,011)
Turquoise Hill Resources Ltd.	(229,700)	(963,350)
Yamana Gold, Inc.	(322,100)	(1,230,734)

Total Canada common stocks		(6,719,987)

Curacao—(0.25)%
Schlumberger Ltd.	(20,005)	(1,892,673)

France—(0.29)%
Alstom SA	(69,900)	(2,195,860)

Germany—(0.03)%
Telefonica Deutschland Holding AG	(36,837)	(228,302)

Japan—(0.22)%
ACOM Co. Ltd.	(54,100)	(179,631)
Aeon Credit Service Co. Ltd.	(1,200)	(30,591)
FANUC Corp.	(400)	(87,985)
Hirose Electric Co. Ltd.	(3,400)	(478,732)
Nintendo Co. Ltd.	(1,400)	(235,060)
Ono Pharmaceutical Co. Ltd.	(4,300)	(466,030)
Sega Sammy Holdings, Inc.	(8,600)	(120,059)
Toyo Suisan Kaisha Ltd.	(3,200)	(111,969)

Total Japan common stocks		(1,710,057)

Sweden—(0.16)%
Lundin Petroleum AB	(78,019)	(1,262,876)

United Kingdom—(0.08)%
Fresnillo PLC	(56,953)	(631,668)

United States—(2.36)%
Altera Corp.	(10,791)	(449,769)
Amazon.com, Inc.	(169)	(71,281)
Antero Resources Corp.	(13,137)	(582,101)
Apache Corp.	(31,678)	(2,166,775)
Cabot Oil & Gas Corp.	(73,893)	(2,499,061)
Charter Communications, Inc., Class A	(323)	(60,420)
Cheniere Energy, Inc.	(10,754)	(822,573)
Cobalt International Energy, Inc.	(125,389)	(1,341,662)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
CONSOL Energy, Inc.	(7,440)	(241,651)
Continental Resources, Inc.	(6,413)	(337,516)
FireEye, Inc.	(31,565)	(1,303,635)
Freeport-McMoRan, Inc.	(33,693)	(784,036)
Halliburton Co.	(4,244)	(207,744)
Hudson City Bancorp, Inc.	(17,933)	(166,777)
Incyte Corp.	(419)	(40,710)
Netflix, Inc.	(213)	(118,535)
NetSuite, Inc.	(1,038)	(99,202)
NRG Energy, Inc.	(3,131)	(79,026)
Occidental Petroleum Corp.	(2,948)	(236,135)
QEP Resources, Inc.	(70,404)	(1,584,090)
Rackspace Hosting, Inc.	(1,398)	(75,352)
ServiceNow, Inc.	(347)	(25,976)
Tesla Motors, Inc.	(7,558)	(1,708,486)
Twitter, Inc.	(31,350)	(1,221,396)
Vertex Pharmaceuticals, Inc.	(1,420)	(175,058)
Whiting Petroleum Corp.	(34,371)	(1,303,005)
Workday, Inc., Class A	(4,981)	(454,317)

Total United States common stocks		(18,156,289)

Total investments sold short (proceeds—$37,401,708)		(37,313,264)

Other assets in excess of liabilities—3.75%		28,814,398

Net assets—100.00%		$767,737,839

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,273,739
Gross unrealized depreciation	(18,874,805)

Net unrealized appreciation	$4,398,934

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Written options

Number of contracts		Call options written	Expiration date	Premiums received ($)	Current Value ($)	Unrealized appreciation (depreciation) ($)
	133	Apple Inc., Flex, strike @ 95	07/17/15	112,409	(399,665)	(287,256)
	407	Euro STOXX 50 Index, strike @ 3,850	05/15/15	95,156	(14,624)	80,532
	256	Euro STOXX 50 Index, strike @ 3,900	05/15/15	46,967	(4,024)	42,943
	2	Euro STOXX 50 Index, strike @ 3,925	06/19/15	359	(222)	137
	19	Euro STOXX 50 Index, strike @ 3,950	06/19/15	4,491	(1,664)	2,827
	222	Euro STOXX 50 Index, strike @ 3,975	06/19/15	52,841	(15,455)	37,386
	14	Euro STOXX 50 Index, strike @ 4,000	06/19/15	2,648	(770)	1,878
	76	Euro STOXX 50 Index, strike @ 4,100	09/18/15	22,383	(14,763)	7,620
	180	Euro STOXX 50 Index, strike @ 4,150	09/18/15	48,454	(25,668)	22,786
	92	S&P 500 Index, strike @ 2,170	06/19/15	91,512	(43,240)	48,272
	7	S&P 500 Index, strike @ 2,175	06/19/15	4,185	(2,870)	1,315
	7	S&P 500 Index, strike @ 2,185	05/15/15	3,485	(126)	3,359
	27	S&P 500 Index, strike @ 2,200	07/17/15	19,113	(13,500)	5,613
	14	S&P 500 Index, strike @ 2,240	08/21/15	11,170	(5,880)	5,290
	172	US Treasury Note 10 Year Futures, strike @ 128.5	05/22/15	91,010	(72,562)	18,448

				606,183	(615,033)	(8,850)

Number of contracts/ Notional amount		Put options written	Expiration date	Premiums received ($)	Current Value ($)	Unrealized appreciation (depreciation) ($)
	145	DAX Index, strike @ 12,050	06/19/15	290,603	(576,684)	(286,081)
	241	Euro STOXX 50 Index, strike @ 2,550	06/19/15	131,326	(3,789)	127,537
	25	Euro STOXX 50 Index, strike @ 2,950	09/18/15	9,253	(10,022)	(769)
	202	Euro STOXX 50 Index, strike @ 3,000	09/18/15	90,274	(93,221)	(2,947)
	47	Euro STOXX 50 Index, strike @ 3,050	05/15/15	10,157	(422)	9,735
	2	Euro STOXX 50 Index, strike @ 3,050	06/19/15	307	(276)	31
	29	Euro STOXX 50 Index, strike @ 3,050	09/18/15	13,606	(15,435)	(1,829)
	14	Euro STOXX 50 Index, strike @ 3,125	06/19/15	3,253	(2,735)	518
	162	Euro STOXX 50 Index, strike @ 3,175	05/15/15	28,891	(4,002)	24,889
	407	Euro STOXX 50 Index, strike @ 3,500	05/15/15	105,838	(168,632)	(62,794)
EUR	22,373	Euro STOXX Banks Index, strike @ 135	06/19/15	326,311	(39,751)	286,560
	92	S&P 500 Index, strike @ 1,800	06/19/15	148,386	(26,680)	121,706
	27	S&P 500 Index, strike @ 1,850	07/17/15	24,783	(31,320)	(6,537)
	14	S&P 500 Index, strike @ 1,850	08/21/15	20,970	(28,685)	(7,715)
	7	S&P 500 Index, strike @ 1,855	06/19/15	4,885	(3,710)	1,175
	7	S&P 500 Index, strike @ 1,890	05/15/15	4,185	(595)	3,590
	262	S&P 500 Index, strike @ 1,950	05/15/15	59,067	(52,400)	6,667
	145	S&P 500 Index, strike @ 1,960	05/15/15	22,744	(32,625)	(9,881)
	292	S&P 500 Index, strike @ 1,990	04/30/15	63,989	(1,460)	62,529
	923	S&P 500 Index, strike @ 1,990	05/15/15	216,868	(323,050)	(106,182)
	290	S&P 500 Index, strike @ 2,025	05/08/15	60,933	(101,500)	(40,567)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Written options—(concluded)

Number of contracts	Put options written	Expiration date	Premiums received ($)	Current Value ($)	Unrealized appreciation (depreciation) ($)
145	S&P 500 Index, strike @ 2,035	05/08/15	24,419	(64,670)	(40,251)
94	S&P 500 Index, strike @ 2,095	06/19/15	394,621	(481,092)	(86,471)
117	S&P 500 Index, strike @ 2,100	06/19/15	478,913	(570,258)	(91,345)

			2,534,582	(2,633,014)	(98,432)

			3,140,765	(3,248,047)	(107,282)

Written options activity for the nine months ended April 30, 2015 was as follows:

	Number of Contracts	Premiums received ($)
Options outstanding at July 31, 2014	22,133	5,984,108
Options written	145,219	68,922,051
Options exercise	(611)	(3,463,182)
Options terminated in closing purchase transactions	(109,272)	(55,436,319)
Options expired prior to exercise	(52,152)	(13,192,204)

Options outstanding at April 30, 2015	5,317	2,814,454

	Notional amount (KRW)	Premiums received ($)
Options outstanding at July 31, 2014	36,512,204	509,272
Options written	42,012,204	672,408
Options terminated in closing purchase transactions	(78,524,408)	(1,181,680)
Options expired prior to exercise	—	—

Options outstanding at April 30, 2015	—	—

	Notional amount (EUR)	Premiums received ($)
Options outstanding at July 31, 2014	—	—
Options written	129,825	1,802,047
Options terminated in closing purchase transactions	(107,452)	(1,475,736)
Options expired prior to exercise	—	—

Options outstanding at April 30, 2015	22,373	326,311

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Foreign exchange written options

Notional amount (000)		Calls written	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	1,020	JPY Put/USD Call, strike @ JPY 120	RBS	10/26/15	16,403	(21,363)	(4,960)
USD	1,020	JPY Put/USD Call, strike @ JPY 120	RBS	10/27/15	19,387	(21,457)	(2,070)
USD	10,520	JPY Put/USD Call, strike @ JPY 120	RBS	10/28/15	343,102	(222,202)	120,900
USD	2,020	JPY Put/USD Call, strike @ JPY 120	RBS	10/29/15	39,209	(43,064)	(3,855)
USD	2,020	JPY Put/USD Call, strike @ JPY 120	RBS	10/30/15	40,336	(43,276)	(2,940)

					458,437	(351,362)	107,075

		Puts written
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	03/29/16	133,654	(78,441)	55,213
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	03/30/16	133,653	(78,697)	54,956
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	03/31/16	133,654	(78,901)	54,753
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	04/01/16	133,653	(79,157)	54,496
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	04/04/16	133,654	(79,415)	54,239
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	12/10/15	84,275	(8)	84,267

					752,543	(394,619)	357,924

					1,210,980	(745,981)	464,999

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Foreign exchange written options activity for the nine months ended April 30, 2015 was as follows:

Premiums received ($)
Foreign exchange options outstanding at July 31, 2014	507,275
Foreign exchange options written	1,842,531
Foreign exchange options terminated in closing purchase transactions	(715,826)
Foreign exchange options expired prior to exercise	(423,000)

Foreign exchange options outstanding at April 30, 2015	1,210,980

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures buy contracts:
269	USD	US Treasury Note 10 Year Futures*	June 2015	34,454,888	34,532,875	77,987
69	USD	US Treasury Note 2 Year Futures	June 2015	15,115,382	15,129,328	13,946
206	USD	US Treasury Note 2 Year Futures**	June 2015	45,112,284	45,168,719	56,435
74	USD	US Treasury Note 5 Year Futures	June 2015	8,845,387	8,889,828	44,441
48	USD	US Treasury Note 5 Year Futures**	June 2015	5,723,333	5,766,375	43,042
Index futures buy contracts:
51	AUD	ASX SPI 200 Index Futures	June 2015	5,942,670	5,808,649	(134,021)
60	CAD	S&P TSX 60 Index Futures	June 2015	8,665,109	8,799,337	134,228
33	CHF	Swiss Market Index Futures**	June 2015	3,296,902	3,163,225	(133,677)
32	EUR	Amsterdam Index Futures	May 2015	3,616,069	3,486,045	(130,024)
121	EUR	CAC 40 Index Futures	May 2015	7,027,129	6,810,225	(216,904)
99	EUR	DAX Index Futures	June 2015	33,307,012	31,929,935	(1,377,077)
180	EUR	EURO STOXX 50 Index Futures	June 2015	7,271,741	7,211,391	(60,350)
1,254	EUR	EURO STOXX 50 Index Futures	June 2015	10,541,465	10,757,531	216,066
53	EUR	FTSE MIB Index Futures	June 2015	6,856,321	6,745,577	(110,744)
33	EUR	IBEX 35 Index Futures	May 2015	4,345,304	4,207,265	(138,039)
36	GBP	FTSE 100 Index Futures	June 2015	3,764,272	3,828,964	64,692
2	HKD	H-Shares Index Futures	May 2015	189,426	186,657	(2,769)
10	HKD	H-Shares Index Futures**	May 2015	931,817	933,289	1,472
7	HKD	Hang Seng Index Futures	May 2015	1,268,802	1,269,168	366
8	HKD	Hang Seng Index Futures**	May 2015	1,445,226	1,450,478	5,252
65	JPY	NIKKEI 225 Index Futures	June 2015	10,185,511	10,621,022	435,511
72	JPY	TOPIX Index Futures	June 2015	9,452,369	9,578,894	126,525
13	KRW	Kospi 200 Index Futures	June 2015	1,568,407	1,625,909	57,502
16	SGD	MSCI Singapore Index Future	May 2015	951,519	952,842	1,323
3	TWD	Taiex Futures Index Futures**	May 2015	189,449	193,216	3,767
45	USD	Dow Jones E-Mini Index Futures	June 2015	4,029,679	3,995,775	(33,904)
378	USD	MSCI EAFE Mini Index Futures	June 2015	33,847,926	35,800,380	1,952,454
5	USD	MSCI Taiwan Index Futures	May 2015	184,897	181,200	(3,697)
30	USD	MSCI Taiwan Index Futures**	May 2015	1,108,512	1,087,200	(21,312)
452	USD	NASDAQ 100 E-Mini Index Futures	June 2015	39,187,242	39,850,580	663,338
26	USD	Russell 2000 Mini Index Futures	June 2015	3,229,585	3,162,640	(66,945)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:—(concluded)
552	USD	S&P 500 E-Mini Index Futures	June 2015	56,297,283	57,377,640	1,080,357
26	USD	S&P Midcap 400 E-Mini Index Futures	June 2015	3,914,686	3,890,900	(23,786)
50	USD	SGX CNX NIFTY Index Futures**	May 2015	829,405	824,721	(4,684)
38	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	June 2015	1,495,732	1,550,633	54,901
Interest rate futures buy contracts:
12	AUD	Australian Bond 10 Year Futures	June 2015	1,248,426	1,227,477	(20,949)
156	AUD	Australian Bond 3 Year Futures	June 2015	13,861,205	13,802,769	(58,436)
11	CAD	Canadian Bankers Acceptance Futures	September 2015	2,262,221	2,256,869	(5,352)
9	CAD	Canadian Bankers Acceptance Futures	December 2015	1,849,197	1,846,343	(2,854)
5	CHF	3 month Euroswiss Interest Rate Futures	September 2015	1,351,748	1,350,957	(791)
5	CHF	3 month Euroswiss Interest Rate Futures	December 2015	1,351,465	1,350,421	(1,044)
6	CHF	3 month Euroswiss Interest Rate Futures	March 2016	1,619,976	1,619,701	(275)
40	EUR	3 Month EURIBOR Futures	September 2015	11,229,264	11,229,060	(204)
43	EUR	3 Month EURIBOR Futures	December 2015	12,071,381	12,070,636	(745)
58	EUR	3 Month EURIBOR Futures	March 2016	16,281,484	16,280,509	(975)
79	EUR	3 Month EURIBOR Futures	June 2016	22,173,612	22,172,959	(653)
106	EUR	3 Month EURIBOR Futures	September 2016	29,735,290	29,745,107	9,817
122	EUR	3 Month EURIBOR Futures	December 2016	34,215,967	34,224,661	8,694
122	EUR	3 Month EURIBOR Futures	March 2017	34,224,200	34,212,674	(11,526)
109	EUR	German Euro BOBL Futures	June 2015	15,838,109	15,763,915	(74,194)
39	EUR	German Euro BOBL Futures**	June 2015	5,658,118	5,640,299	(17,819)
33	EUR	German Euro Bund Futures**	June 2015	5,843,158	5,806,369	(36,789)
12	EUR	German Euro Buxl 30 Year Futures	June 2015	2,359,585	2,272,558	(87,027)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:—(concluded)
4	EUR	German Euro Schatz Futures	June 2015	499,669	499,331	(338)
457	EUR	German Euro Schatz Futures**	June 2015	57,058,843	57,048,606	(10,237)
25	EUR	Italian Government Bond Futures	June 2015	3,923,847	3,884,499	(39,348)
41	EUR	Long-Term Euro-OAT Futures	June 2015	7,148,175	7,100,263	(47,912)
81	GBP	90-Day Sterling Pound Futures	September 2015	15,436,048	15,440,848	4,800
103	GBP	90-Day Sterling Pound Futures	December 2015	19,595,556	19,614,895	19,339
81	GBP	90-Day Sterling Pound Futures	March 2016	15,405,962	15,406,656	694
58	GBP	90-Day Sterling Pound Futures	June 2016	11,014,978	11,016,346	1,368
44	GBP	90-Day Sterling Pound Futures	September 2016	8,349,209	8,345,409	(3,800)
35	GBP	90-Day Sterling Pound Futures	December 2016	6,636,156	6,629,663	(6,493)
31	GBP	90-Day Sterling Pound Futures	March 2017	5,873,075	5,865,444	(7,631)
2	JPY	Japan Government Bond 10 Year Futures	June 2015	2,482,633	2,477,219	(5,414)
83	JPY	JGB MINI 10 Year Futures	June 2015	10,274,238	10,270,729	(3,509)
114	USD	90-Day Eurodollar Futures	September 2015	28,359,118	28,376,025	16,907
102	USD	90-Day Eurodollar Futures	December 2015	25,321,416	25,344,450	23,034
99	USD	90-Day Eurodollar Futures	March 2016	24,525,125	24,553,238	28,113
94	USD	90-Day Eurodollar Futures	June 2016	23,238,594	23,268,525	29,931
87	USD	90-Day Eurodollar Futures	September 2016	21,462,353	21,492,263	29,910
78	USD	90-Day Eurodollar Futures	December 2016	19,201,891	19,231,875	29,984
70	USD	90-Day Eurodollar Futures	March 2017	17,196,400	17,231,375	34,975

				910,370,433	912,739,356	2,368,923

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures sell contracts:
3	USD	Ultra Long US Treasury Bond Futures	June 2015	502,134	493,500	8,634
3	USD	US Long Bond Futures	June 2015	487,457	478,781	8,676
Index futures sell contracts:
26	AUD	ASX SPI 200 Index Futures	June 2015	3,000,295	2,961,272	39,023
36	CHF	Swiss Market Index Futures**	June 2015	3,497,530	3,480,187	17,343
307	EUR	CAC 40 Index Futures	May 2015	17,832,626	17,278,835	553,791
132	GBP	FTSE 100 Index Futures	June 2015	13,959,732	14,039,535	(79,803)
43	HKD	Hang Seng Index Futures	May 2015	7,817,679	7,796,318	21,361
57	JPY	TOPIX Index Futures	June 2015	7,258,669	7,583,292	(324,623)
93	SEK	OMX 30 Index Futures	May 2015	1,883,093	1,808,195	74,898
315	USD	Russell 2000 Mini Index Futures	June 2015	38,658,401	38,316,600	341,801
689	USD	S&P 500 E-Mini Index Futures	June 2015	70,733,080	71,618,105	(885,025)
Interest rate futures sell contracts:
115	AUD	Australian Bond 10 Year Futures	June 2015	11,915,095	11,763,319	151,776
89	CAD	Canada Government Bond 10 Year Futures*	June 2015	10,531,572	10,344,360	187,212
107	EUR	German Euro Bund Futures*	June 2015	18,926,600	18,826,711	99,889
34	GBP	United Kingdom Long Gilt Bond Futures*	June 2015	6,253,143	6,164,681	88,462
4	JPY	JGB MINI 10 Year Futures	June 2015	493,843	494,975	(1,132)

				213,750,949	213,448,666	302,283

						2,671,206

*	Exposure to Futures Contracts is achieved through the use of a swap contract with Barclays Bank PLC.
**	Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	AUD	105,480	USD	84,122	06/17/15	852
BB	AUD	11,223,569	USD	8,629,008	06/17/15	(231,315)
BB	BRL	39,666,000	USD	14,894,157	05/05/15	1,728,987
BB	BRL	14,000,000	USD	4,451,510	06/02/15	(149,458)
BB	BRL	39,666,000	USD	13,363,937	07/02/15	454,044
BB	CAD	15,064,567	USD	11,958,476	06/17/15	(519,699)
BB	CHF	4,451,869	USD	4,490,034	06/17/15	(289,188)
BB	EUR	19,531,285	USD	21,046,907	06/17/15	(896,060)
BB	EUR	7,363,794	USD	8,078,257	06/26/15	(195,786)
BB	EUR	4,200,000	USD	4,563,102	07/14/15	(157,227)
BB	GBP	400,000	USD	617,053	05/12/15	3,089
BB	GBP	14,129,869	USD	21,106,769	06/17/15	(576,019)
BB	JPY	732,543	USD	6,167	06/17/15	30
BB	JPY	424,844,002	USD	3,549,069	06/17/15	(10,587)
BB	JPY	383,000,000	USD	3,205,980	06/26/15	(3,525)
BB	NOK	110,153,614	USD	14,022,587	06/17/15	(588,799)
BB	NZD	72,621,722	USD	52,674,974	06/17/15	(2,517,943)
BB	SEK	323,010,872	USD	37,690,700	06/17/15	(1,102,867)
BB	SGD	21,074,154	USD	15,164,866	06/17/15	(748,822)
BB	SGD	450,000	USD	327,985	06/26/15	(11,778)
BB	USD	1,097,945	AUD	1,416,968	05/14/15	22,749
BB	USD	26,729,775	AUD	35,061,615	06/17/15	949,232
BB	USD	13,627,476	BRL	39,666,000	05/05/15	(462,305)
BB	USD	7,738,537	CAD	9,747,495	05/06/15	340,039
BB	USD	567,005	CAD	682,799	06/17/15	(1,434)
BB	USD	18,435,719	CAD	22,974,677	06/17/15	594,503
BB	USD	5,613,773	CHF	5,566,056	06/17/15	361,565
BB	USD	27,152,988	EUR	25,245,463	06/17/15	1,209,731
BB	USD	5,616,158	GBP	3,739,996	06/17/15	122,999
BB	USD	50,353,111	JPY	6,122,783,861	06/17/15	948,081
BB	USD	55,871,891	NOK	450,654,685	06/17/15	3,905,442
BB	USD	1,753,822	NZD	2,344,823	06/17/15	28,256
BB	USD	4,972,789	NZD	6,495,540	06/17/15	(36,142)
BB	USD	1,813,730	SEK	15,455,009	06/17/15	42,415
BB	USD	107,981	SGD	142,972	06/17/15	(19)
BB	USD	3,170,465	SGD	4,381,682	06/17/15	138,267
BNP	AUD	2,000,000	USD	1,558,356	05/12/15	(23,638)
BNP	AUD	2,216,968	USD	1,717,461	05/14/15	(35,962)
BNP	AUD	4,110,000	USD	3,217,246	06/26/15	(25,753)
BNP	CAD	24,195,916	USD	19,084,406	05/06/15	(968,803)
BNP	CAD	4,700,000	USD	3,687,261	05/08/15	(207,918)
BNP	CAD	686,080	USD	548,138	05/14/15	(20,412)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BNP	DKK	2,700,000	USD	397,243	06/26/15	(9,528)
BNP	EUR	4,015,000	USD	4,329,575	06/04/15	(180,415)
BNP	EUR	691,726	USD	736,522	07/09/15	(40,845)
BNP	EUR	8,047,804	USD	8,748,292	07/13/15	(296,407)
BNP	JPY	75,000,000	USD	622,501	05/12/15	(5,660)
BNP	JPY	631,000,000	USD	5,309,133	07/28/15	19,135
BNP	NOK	1,000,000	USD	127,111	06/26/15	(5,501)
BNP	RUB	13,595,425	USD	194,574	05/19/15	(68,168)
BNP	USD	888,400	AUD	1,140,000	05/12/15	13,337
BNP	USD	612,946	AUD	800,000	05/14/15	19,782
BNP	USD	252,304	EUR	234,675	07/09/15	11,426
BNP	USD	15,336,438	INR	955,000,000	05/21/15	(355,055)
BNP	USD	1,752,447	INR	111,000,000	06/19/15	(21,535)
BNP	USD	2,097,749	MXN	32,500,000	05/20/15	18,350
BNP	USD	1,475,637	MXN	22,200,000	05/20/15	(30,179)
BNP	USD	7,561,424	MXN	113,100,000	05/22/15	(198,436)
BNP	USD	6,078,392	MXN	91,500,000	05/27/15	(123,694)
CITI	AUD	14,860,000	USD	11,300,129	06/17/15	(430,934)
CITI	AUD	15,046,561	USD	11,959,323	08/10/15	115,536
CITI	BRL	3,555,000	USD	1,114,077	06/17/15	(48,517)
CITI	BRL	370,000	USD	125,415	06/17/15	4,414
CITI	CAD	4,600,000	USD	3,670,761	06/12/15	(139,738)
CITI	CAD	4,588,000	USD	3,642,285	06/17/15	(158,014)
CITI	CAD	14,448,421	USD	12,000,907	08/07/15	41,479
CITI	CHF	20,500	USD	20,971	06/17/15	(1,037)
CITI	CLP	263,000,000	USD	418,227	06/17/15	(10,010)
CITI	COP	525,000,000	USD	201,687	06/17/15	(17,825)
CITI	CZK	28,350,000	USD	1,121,957	06/17/15	(38,455)
CITI	EUR	600,000	USD	658,694	05/12/15	(15,076)
CITI	EUR	29,759,500	USD	32,471,719	06/17/15	(962,422)
CITI	EUR	18,951,551	USD	20,542,496	07/09/15	(755,406)
CITI	EUR	20,776,221	USD	21,955,105	07/20/15	(1,397,031)
CITI	GBP	636,000	USD	978,174	06/17/15	2,210
CITI	GBP	3,606,500	USD	5,423,578	06/17/15	(110,725)
CITI	GBP	173,653	USD	257,138	07/09/15	(9,299)
CITI	HKD	1,210,000	USD	156,062	06/17/15	(57)
CITI	HUF	2,500,000	USD	8,881	06/17/15	(350)
CITI	IDR	8,300,000,000	USD	621,232	06/17/15	(13,319)
CITI	ILS	3,650,000	USD	916,082	06/17/15	(29,238)
CITI	INR	88,000,000	USD	1,377,540	06/17/15	4,782
CITI	INR	15,000,000	USD	233,162	06/17/15	(831)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CITI	JPY	1,150,442,500	USD	9,667,727	06/17/15	28,472
CITI	JPY	1,530,259,500	USD	12,784,132	06/17/15	(37,509)
CITI	KRW	2,925,000,000	USD	2,600,559	06/17/15	(124,835)
CITI	MXN	28,567,660	USD	1,837,558	06/17/15	(18,822)
CITI	MXN	45,782,340	USD	3,009,932	06/17/15	34,911
CITI	MYR	3,315,000	USD	889,857	06/17/15	(37,381)
CITI	NOK	37,021,000	USD	4,669,459	06/17/15	(241,212)
CITI	NZD	5,554,500	USD	4,049,826	06/17/15	(171,625)
CITI	PHP	6,900,000	USD	155,187	06/17/15	632
CITI	PHP	44,950,000	USD	999,597	06/17/15	(7,246)
CITI	PLN	355,000	USD	94,390	06/17/15	(4,082)
CITI	SEK	13,286,825	USD	1,605,989	06/17/15	10,243
CITI	SEK	107,047,675	USD	12,504,378	06/17/15	(352,035)
CITI	SEK	3,800,000	USD	447,339	06/26/15	(9,121)
CITI	SGD	3,905,000	USD	2,824,096	06/17/15	(124,680)
CITI	TRY	1,110,556	USD	419,032	06/17/15	8,802
CITI	TRY	1,599,444	USD	582,452	06/17/15	(8,368)
CITI	TWD	36,500,000	USD	1,162,911	06/17/15	(28,990)
CITI	USD	12,023,255	AUD	15,046,561	05/06/15	(117,489)
CITI	USD	8,996,677	AUD	11,559,000	06/17/15	128,449
CITI	USD	1,826,474	AUD	2,290,000	06/17/15	(18,659)
CITI	USD	13,514	BRL	40,000	06/17/15	(433)
CITI	USD	441,324	BRL	1,445,000	06/17/15	31,235
CITI	USD	12,016,298	CAD	14,448,421	05/06/15	(41,665)
CITI	USD	9,481,587	CAD	11,703,500	06/17/15	212,573
CITI	USD	823,717	CAD	991,500	06/17/15	(2,444)
CITI	USD	206,487	CLP	126,500,000	06/17/15	(509)
CITI	USD	179,688	CLP	111,500,000	06/17/15	1,866
CITI	USD	2,367,741	CZK	60,150,000	06/17/15	94,296
CITI	USD	9,455,405	EUR	8,740,500	06/17/15	364,354
CITI	USD	9,416,453	GBP	6,289,500	06/17/15	235,009
CITI	USD	475,477	GBP	309,500	06/17/15	(538)
CITI	USD	47,009	HKD	365,000	06/17/15	85
CITI	USD	1,659,183	HUF	462,500,000	06/17/15	48,520
CITI	USD	101,672	HUF	27,500,000	06/17/15	(133)
CITI	USD	90,899	IDR	1,200,000,000	06/17/15	843
CITI	USD	706,758	ILS	2,780,000	06/17/15	13,240
CITI	USD	1,892,744	INR	120,250,000	06/17/15	(16,902)
CITI	USD	11,263,922	JPY	1,361,998,500	06/17/15	147,904
CITI	USD	2,178,635	JPY	259,860,500	06/17/15	(1,332)
CITI	USD	5,413,274	KRW	5,970,000,000	06/17/15	149,325

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CITI	USD	303,383	KRW	325,000,000	06/17/15	(562)
CITI	USD	2,330,164	MXN	35,000,000	06/17/15	(55,799)
CITI	USD	372,207	MXN	5,800,000	06/17/15	4,688
CITI	USD	709,502	MYR	2,590,000	06/17/15	14,946
CITI	USD	186,269	MYR	665,000	06/17/15	(262)
CITI	USD	4,364,350	NOK	34,261,500	06/17/15	180,285
CITI	USD	3,029,812	NZD	3,964,500	06/17/15	(16,770)
CITI	USD	9,986,129	NZD	13,504,500	06/17/15	277,367
CITI	USD	189,073	PHP	8,450,000	06/17/15	200
CITI	USD	1,618,695	PHP	71,600,000	06/17/15	(14,915)
CITI	USD	2,123,835	PLN	8,040,000	06/17/15	106,351
CITI	USD	3,219,557	SEK	26,730,000	06/17/15	(9,287)
CITI	USD	3,732,786	SEK	31,630,500	06/17/15	66,033
CITI	USD	5,139,985	SGD	6,970,000	06/17/15	123,259
CITI	USD	333,056	SGD	440,000	06/17/15	(800)
CITI	USD	306,896	TRY	820,000	06/17/15	(3,995)
CITI	USD	3,492,327	TWD	109,300,000	06/17/15	76,846
CITI	USD	9,825	TWD	300,000	06/17/15	(29)
CITI	USD	842,145	ZAR	10,059,436	06/17/15	(2,496)
CITI	USD	1,079,915	ZAR	13,090,564	06/17/15	12,738
CITI	ZAR	17,700,000	USD	1,449,808	06/17/15	(27,589)
CSI	AUD	14,860,000	USD	11,300,333	06/17/15	(430,731)
CSI	BRL	3,555,000	USD	1,114,087	06/17/15	(48,507)
CSI	BRL	440,000	USD	148,756	06/17/15	4,863
CSI	CAD	4,588,000	USD	3,642,310	06/17/15	(157,989)
CSI	CHF	30,500	USD	31,431	06/17/15	(1,312)
CSI	CLP	273,000,000	USD	433,681	06/17/15	(10,839)
CSI	COP	525,000,000	USD	201,636	06/17/15	(17,876)
CSI	CZK	28,350,000	USD	1,121,978	06/17/15	(38,433)
CSI	EUR	29,760,500	USD	32,473,049	06/17/15	(962,215)
CSI	GBP	636,000	USD	978,180	06/17/15	2,215
CSI	GBP	3,606,500	USD	5,423,620	06/17/15	(110,683)
CSI	HKD	1,464,000	USD	188,839	06/17/15	(51)
CSI	HUF	2,500,000	USD	8,883	06/17/15	(348)
CSI	IDR	8,400,000,000	USD	628,785	06/17/15	(13,412)
CSI	ILS	3,650,000	USD	916,124	06/17/15	(29,197)
CSI	INR	88,000,000	USD	1,377,540	06/17/15	4,783
CSI	INR	15,000,000	USD	233,162	06/17/15	(831)
CSI	JPY	1,150,442,500	USD	9,667,924	06/17/15	28,669
CSI	JPY	1,530,259,500	USD	12,784,272	06/17/15	(37,369)
CSI	KRW	2,925,000,000	USD	2,600,196	06/17/15	(125,198)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CSI	MXN	28,567,660	USD	1,837,580	06/17/15	(18,799)
CSI	MXN	45,782,340	USD	3,010,092	06/17/15	35,070
CSI	MYR	3,535,000	USD	948,755	06/17/15	(40,019)
CSI	NOK	37,021,000	USD	4,669,578	06/17/15	(241,093)
CSI	NZD	5,554,500	USD	4,050,278	06/17/15	(171,173)
CSI	PHP	6,900,000	USD	155,187	06/17/15	632
CSI	PHP	44,950,000	USD	999,597	06/17/15	(7,245)
CSI	PLN	535,000	USD	142,070	06/17/15	(6,331)
CSI	SEK	13,286,825	USD	1,605,988	06/17/15	10,242
CSI	SEK	107,047,675	USD	12,504,453	06/17/15	(351,961)
CSI	SGD	3,905,000	USD	2,824,239	06/17/15	(124,537)
CSI	TRY	1,110,555	USD	419,168	06/17/15	8,939
CSI	TRY	1,599,445	USD	582,496	06/17/15	(8,324)
CSI	TWD	36,500,000	USD	1,162,911	06/17/15	(28,991)
CSI	USD	8,996,577	AUD	11,559,000	06/17/15	128,548
CSI	USD	1,826,419	AUD	2,290,000	06/17/15	(18,603)
CSI	USD	13,514	BRL	40,000	06/17/15	(433)
CSI	USD	441,322	BRL	1,445,000	06/17/15	31,237
CSI	USD	9,481,546	CAD	11,703,500	06/17/15	212,614
CSI	USD	823,713	CAD	991,500	06/17/15	(2,440)
CSI	USD	76,554	CHF	74,000	06/17/15	2,887
CSI	USD	206,487	CLP	126,500,000	06/17/15	(509)
CSI	USD	179,703	CLP	111,500,000	06/17/15	1,850
CSI	USD	2,379,138	CZK	60,450,000	06/17/15	95,178
CSI	USD	9,605,426	EUR	8,875,500	06/17/15	366,002
CSI	USD	9,416,390	GBP	6,289,500	06/17/15	235,072
CSI	USD	475,472	GBP	309,500	06/17/15	(533)
CSI	USD	47,008	HKD	365,000	06/17/15	85
CSI	USD	1,659,076	HUF	462,500,000	06/17/15	48,627
CSI	USD	101,658	HUF	27,500,000	06/17/15	(119)
CSI	USD	105,907	IDR	1,400,000,000	06/17/15	1,126
CSI	USD	709,288	ILS	2,790,000	06/17/15	13,299
CSI	USD	1,892,744	INR	120,250,000	06/17/15	(16,902)
CSI	USD	11,263,775	JPY	1,361,998,500	06/17/15	148,052
CSI	USD	2,178,607	JPY	259,860,500	06/17/15	(1,304)
CSI	USD	5,412,780	KRW	5,970,000,000	06/17/15	149,819
CSI	USD	303,383	KRW	325,000,000	06/17/15	(562)
CSI	USD	2,329,796	MXN	35,000,000	06/17/15	(55,431)
CSI	USD	372,165	MXN	5,800,000	06/17/15	4,730
CSI	USD	709,502	MYR	2,590,000	06/17/15	14,946
CSI	USD	186,266	MYR	665,000	06/17/15	(259)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CSI	USD	4,364,291	NOK	34,261,500	06/17/15	180,344
CSI	USD	2,668,911	NZD	3,489,500	06/17/15	(16,872)
CSI	USD	10,346,760	NZD	13,979,500	06/17/15	277,738
CSI	USD	189,073	PHP	8,450,000	06/17/15	200
CSI	USD	1,629,977	PHP	72,100,000	06/17/15	(14,997)
CSI	USD	2,133,954	PLN	8,080,000	06/17/15	107,328
CSI	USD	3,219,455	SEK	26,730,000	06/17/15	(9,186)
CSI	USD	3,732,798	SEK	31,630,500	06/17/15	66,022
CSI	USD	5,139,410	SGD	6,970,000	06/17/15	123,833
CSI	USD	333,034	SGD	440,000	06/17/15	(778)
CSI	USD	306,757	TRY	820,000	06/17/15	(3,857)
CSI	USD	3,495,630	TWD	109,400,000	06/17/15	76,808
CSI	USD	9,825	TWD	300,000	06/17/15	(29)
CSI	USD	842,071	ZAR	10,059,437	06/17/15	(2,423)
CSI	USD	1,079,812	ZAR	13,090,563	06/17/15	12,841
CSI	ZAR	17,800,000	USD	1,457,847	06/17/15	(27,897)
DB	AUD	7,272,192	USD	5,647,926	07/29/15	(79,917)
DB	CAD	8,399,501	USD	6,664,509	07/08/15	(290,908)
DB	CHF	1,030,000	USD	1,124,735	05/12/15	20,486
DB	HKD	9,000,000	USD	1,160,898	05/12/15	(307)
DB	MXN	111,801,630	USD	7,213,706	06/25/15	(47,231)
DB	SEK	2,400,000	USD	291,342	05/12/15	3,306
DB	USD	1,507,790	MXN	22,500,000	05/21/15	(42,902)
DB	USD	7,524,304	MXN	113,000,000	05/26/15	(169,897)
MSCI	AUD	65,573	USD	50,811	06/17/15	(955)
MSCI	CAD	22,791,023	USD	17,989,500	06/17/15	(888,599)
MSCI	CHF	5,566,056	USD	5,563,921	06/17/15	(411,417)
MSCI	EUR	30,944,552	USD	33,262,414	06/17/15	(1,503,106)
MSCI	GBP	10,614,427	USD	15,939,739	06/17/15	(348,477)
MSCI	JPY	1,507,677,769	USD	12,596,500	06/17/15	(35,934)
MSCI	JPY	459,754,412	USD	3,857,766	06/17/15	5,605
MSCI	NOK	168,256,896	USD	20,813,146	06/17/15	(1,505,381)
MSCI	NOK	21,059,401	USD	2,793,835	06/17/15	400
MSCI	NZD	10,714,946	USD	7,971,768	06/17/15	(171,651)
MSCI	SEK	89,262,476	USD	10,549,944	06/17/15	(170,469)
MSCI	SGD	46,003,783	USD	33,252,434	06/17/15	(1,486,322)
MSCI	USD	25,915,444	AUD	33,436,793	06/17/15	480,865
MSCI	USD	12,603,635	CAD	15,645,470	06/17/15	355,710
MSCI	USD	4,450,161	CHF	4,451,869	06/17/15	329,061
MSCI	USD	15,926,384	EUR	14,696,152	06/17/15	584,418
MSCI	USD	4,510,574	GBP	3,027,092	06/17/15	134,606

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
MSCI	USD	13,231,516	JPY	1,596,996,773	06/17/15	149,299
MSCI	USD	840,092	JPY	99,906,690	06/17/15	(3,000)
MSCI	USD	9,129,586	NOK	72,950,487	06/17/15	546,971
MSCI	USD	22,445,488	NZD	30,349,872	06/17/15	620,585
MSCI	USD	11,417,379	SEK	97,402,827	06/17/15	280,689
MSCI	USD	1,588,354	SGD	2,171,534	06/17/15	51,432
RBS	AUD	15,046,561	USD	11,868,074	05/06/15	(37,692)
RBS	AUD	11,163,372	USD	8,441,675	05/22/15	(383,676)
RBS	CAD	1,550,000	USD	1,243,498	05/12/15	(41,013)
RBS	CAD	1,660,000	USD	1,326,458	06/26/15	(48,373)
RBS	CHF	1,700,000	USD	1,780,851	06/26/15	(44,807)
RBS	EUR	11,700,000	USD	13,287,784	05/07/15	150,106
RBS	EUR	6,935,465	USD	7,950,586	05/12/15	162,407
RBS	EUR	11,700,000	USD	13,139,718	08/11/15	(15,169)
RBS	GBP	3,151,523	USD	4,823,084	05/12/15	(14,219)
RBS	GBP	6,509,257	USD	9,905,465	05/14/15	(85,519)
RBS	JPY	400,000,000	USD	3,404,598	05/12/15	54,410
RBS	JPY	1,318,035,550	USD	11,121,751	05/28/15	80,978
RBS	MXN	20,000,000	USD	1,290,378	06/25/15	(8,518)
RBS	USD	13,123,141	EUR	11,700,000	05/07/15	14,537
RBS	USD	644,494	HKD	5,000,000	05/12/15	620

						(7,850,443)

Variance swaps3,9

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	GBP	38	12/18/15	Pay	FTSE 100 Index	16.60	—	25,357	25,357
BNP	GBP	3	12/18/15	Pay	FTSE 100 Index	16.85	—	5,156	5,156
BNP	GBP	17	12/18/15	Pay	FTSE 100 Index	17.00	—	39,282	39,282
BNP	GBP	14	12/16/16	Pay	FTSE 100 Index	18.60	—	(2,737)	(2,737)
BNP	GBP	19	12/16/16	Pay	FTSE 100 Index	19.20	—	(1,275)	(1,275)
BNP	GBP	18	12/16/16	Pay	FTSE 100 Index	19.60	—	(7,916)	(7,916)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Variance swaps3,9—(concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	HKD	500	12/30/15	Receive	China Enterprises Index (Hang Seng)	25.60	—	67,768	67,768
BNP	HKD	40	12/30/15	Receive	China Enterprises Index (Hang Seng)	25.85	—	(476)	(476)
BNP	HKD	220	12/30/15	Receive	China Enterprises Index (Hang Seng)	26.00	—	(17,577)	(17,577)
BNP	HKD	75	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.40	—	18,099	18,099
BNP	HKD	100	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.50	—	21,751	21,751
BNP	HKD	225	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.20	—	57,786	57,786
BNP	HKD	160	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.35	—	55,899	55,899
BNP	HKD	500	12/29/16	Receive	Hang Seng Index	25.20	—	(93,305)	(93,305)
BNP	KRW	2,500	12/10/15	Receive	Kospi 200 Index	19.50	—	(10,610)	(10,610)
BNP	KRW	6,000	12/10/15	Receive	Kospi 200 Index	19.70	—	(25,952)	(25,952)
BNP	KRW	55,000	12/10/15	Receive	Kospi 200 Index	20.05	—	(268,325)	(268,325)
BNP	KRW	43,000	12/10/15	Receive	Kospi 200 Index	22.50	—	(289,187)	(289,187)
BNP	KRW	40,000	12/08/16	Receive	Kospi 200 Index	21.00	—	(97,516)	(97,516)
BNP	KRW	30,000	12/08/16	Receive	Kospi 200 Index	21.40	—	(64,219)	(64,219)
BNP	USD	6	12/18/15	Pay	S&P 500 Index	17.85	—	11,762	11,762
BNP	USD	52	12/18/15	Pay	S&P 500 Index	18.20	—	149,362	149,362
BNP	USD	40	12/18/15	Pay	S&P 500 Index	20.60	—	207,920	207,920
BNP	USD	26	12/16/16	Pay	S&P 500 Index	19.20	—	4,025	4,025
BNP	USD	28	12/16/16	Pay	S&P 500 Index	21.10	—	32,364	32,364
BNP	USD	50	12/16/16	Pay	S&P 500 Index	22.55	—	124,821	124,821
CITI	HKD	43	12/30/15	Receive	Hang Seng Index	20.80	—	(6,594)	(6,594)
CITI	USD	32	12/18/15	Pay	S&P 500 Index	18.00	—	74,956	74,956

							—	10,619	10,619

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
AUD	11,250	12/04/17	4.215	6 Month AUD Bank Bill Rate	(328,101)	(19,348)
AUD	11,250	12/04/17	6 Month AUD Bank Bill Rate	4.215	328,102	328,102
AUD	11,250	12/07/17	4.200	6 Month AUD Bank Bill Rate	(325,343)	4,026
AUD	11,250	12/07/17	4.200	6 Month AUD Bank Bill Rate	(325,343)	15,204
AUD	22,500	12/07/17	6 Month AUD Bank Bill Rate	4.200	650,686	650,686
AUD	11,250	12/11/17	4.200	6 Month AUD Bank Bill Rate	(325,006)	(13,643)
AUD	11,250	12/11/17	6 Month AUD Bank Bill Rate	4.200	325,005	325,005
AUD	10,000	03/21/18	4.063	6 Month AUD Bank Bill Rate	(261,216)	21,244
AUD	10,000	03/21/18	4.015	6 Month AUD Bank Bill Rate	(254,071)	14,167
AUD	10,000	03/21/18	4.015	6 Month AUD Bank Bill Rate	(254,071)	14,167
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.015	254,071	254,071
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.015	254,071	254,071
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.063	261,216	261,216
AUD	20,000	04/04/18	4.078	6 Month AUD Bank Bill Rate	(525,169)	(4,991)
AUD	40,000	04/04/18	6 Month AUD Bank Bill Rate	4.078	1,050,339	1,050,339
AUD	20,000	10/27/18	6 Month AUD Bank Bill Rate	3.275	244,524	244,524
AUD	20,000	10/31/18	6 Month AUD Bank Bill Rate	3.278	244,050	244,050
AUD	10,000	11/14/18	6 Month AUD Bank Bill Rate	3.265	118,947	118,947
AUD	15,000	11/21/18	6 Month AUD Bank Bill Rate	3.235	170,199	170,199
EUR	5,719	06/26/16	6 Month EURIBOR	1.380	83,753	83,753
EUR	5,719	06/26/16	1.380	6 Month EURIBOR	(83,753)	(44,068)
EUR	5,719	06/29/16	6 Month EURIBOR	1.250	75,105	75,105
EUR	5,719	06/29/16	6 Month EURIBOR	1.250	75,105	75,105
EUR	5,719	06/29/16	1.250	6 Month EURIBOR	(75,105)	(40,992)
EUR	5,719	06/29/16	1.250	6 Month EURIBOR	(75,105)	(41,322)
EUR	7,765	08/17/16	6 Month EURIBOR	1.220	98,932	98,932

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swaps agreements—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
EUR	7,765	08/17/16	6 Month EURIBOR	1.210	98,056	98,056
EUR	5,719	08/17/16	6 Month EURIBOR	1.200	71,572	71,572
EUR	5,098	08/17/16	6 Month EURIBOR	1.204	64,033	64,033
EUR	7,765	08/17/16	6 Month EURIBOR	1.208	97,838	97,838
EUR	5,719	08/17/16	1.200	6 Month EURIBOR	(71,572)	(40,951)
EUR	7,765	08/17/16	1.220	6 Month EURIBOR	(98,932)	(56,144)
EUR	7,765	08/17/16	1.208	6 Month EURIBOR	(97,838)	(56,336)
EUR	7,765	08/17/16	1.210	6 Month EURIBOR	(98,056)	(55,954)
EUR	5,098	08/17/16	1.204	6 Month EURIBOR	(64,033)	(36,448)
EUR	5,098	08/19/16	6 Month EURIBOR	1.244	66,349	66,349
EUR	5,098	08/19/16	6 Month EURIBOR	1.207	64,223	64,223
EUR	5,098	08/19/16	6 Month EURIBOR	1.239	66,061	66,061
EUR	5,098	08/19/16	6 Month EURIBOR	1.212	64,510	64,510
EUR	5,098	08/19/16	6 Month EURIBOR	1.202	63,936	63,936
EUR	5,098	08/19/16	6 Month EURIBOR	1.255	66,981	66,981
EUR	5,098	08/19/16	6 Month EURIBOR	1.252	66,808	66,808
EUR	4,546	08/19/16	6 Month EURIBOR	1.270	60,497	60,497
EUR	5,098	08/19/16	1.244	6 Month EURIBOR	(66,349)	(38,390)
EUR	5,098	08/19/16	1.252	6 Month EURIBOR	(66,808)	(38,764)
EUR	5,098	08/19/16	1.239	6 Month EURIBOR	(66,062)	(37,847)
EUR	4,546	08/19/16	1.270	6 Month EURIBOR	(60,497)	(34,754)
EUR	5,098	08/19/16	1.255	6 Month EURIBOR	(66,981)	(38,851)
EUR	5,098	08/19/16	1.212	6 Month EURIBOR	(64,511)	(37,485)
EUR	5,098	08/19/16	1.207	6 Month EURIBOR	(64,223)	(36,769)
EUR	5,098	08/19/16	1.202	6 Month EURIBOR	(63,936)	(36,567)
EUR	21,500	11/28/24	6 Month EURIBOR	2.263	3,968,674	3,968,674
EUR	745	01/16/25	6 Month EURIBOR	2.402	147,540	147,540
EUR	9,300	03/21/26	6 Month EURIBOR	0.651	(120,852)	(120,852)
EUR	1,000	06/06/27	2.784	6 Month EURIBOR	(208,162)	(208,162)
EUR	1,000	06/06/27	6 Month EURIBOR	2.784	208,162	237,016
EUR	600	08/21/27	6 Month EURIBOR	3.216	152,001	152,001
EUR	600	08/21/27	6 Month EURIBOR	3.219	152,201	152,201
EUR	600	08/21/27	6 Month EURIBOR	3.227	152,733	152,733
EUR	700	08/21/27	6 Month EURIBOR	3.219	177,568	177,568
EUR	700	08/21/27	3.219	6 Month EURIBOR	(177,568)	(171,546)
EUR	600	08/21/27	3.219	6 Month EURIBOR	(152,201)	(147,351)
EUR	600	08/21/27	3.216	6 Month EURIBOR	(152,001)	(147,151)
EUR	600	08/21/27	3.227	6 Month EURIBOR	(152,733)	(146,671)
EUR	1,420	11/16/35	6 Month EURIBOR	3.006	611,374	611,374

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swaps agreements—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
EUR	2,230	11/16/35	6 Month EURIBOR	2.960	937,997	937,997
EUR	2,230	11/16/35	2.960	6 Month EURIBOR	(937,997)	(474,439)
EUR	1,420	11/16/35	3.006	6 Month EURIBOR	(611,374)	(297,549)
EUR	2,230	11/18/35	6 Month EURIBOR	2.950	933,146	933,146
EUR	2,230	11/18/35	2.950	6 Month EURIBOR	(933,146)	(476,669)
EUR	2,230	11/19/35	6 Month EURIBOR	2.915	916,213	916,213
EUR	2,230	11/19/35	2.915	6 Month EURIBOR	(916,214)	(456,697)
EUR	3,917	11/20/35	6 Month EURIBOR	2.925	1,617,813	1,617,813
EUR	3,917	11/20/35	2.925	6 Month EURIBOR	(1,617,813)	(798,484)
EUR	574	11/25/35	6 Month EURIBOR	2.960	241,290	241,290
EUR	574	11/25/35	2.960	6 Month EURIBOR	(241,290)	(115,835)
EUR	300	06/06/47	6 Month EURIBOR	2.790	152,289	152,289
EUR	300	06/06/47	2.790	6 Month EURIBOR	(152,289)	(172,851)
EUR	348	08/21/47	3.027	6 Month EURIBOR	(200,366)	(200,366)
EUR	348	08/21/47	3.030	6 Month EURIBOR	(200,680)	(200,680)
EUR	348	08/21/47	3.038	6 Month EURIBOR	(201,518)	(201,518)
EUR	406	08/21/47	3.030	6 Month EURIBOR	(234,127)	(234,127)
EUR	406	08/21/47	6 Month EURIBOR	3.030	234,127	239,912
EUR	348	08/21/47	6 Month EURIBOR	3.030	200,680	203,265
EUR	348	08/21/47	6 Month EURIBOR	3.027	200,366	202,951
EUR	348	08/21/47	6 Month EURIBOR	3.038	201,518	202,810
EUR	890	11/16/55	2.986	6 Month EURIBOR	(665,044)	(665,044)
EUR	1,391	11/16/55	2.938	6 Month EURIBOR	(1,013,736)	(1,013,736)
EUR	1,391	11/16/55	6 Month EURIBOR	2.938	1,013,736	596,479
EUR	890	11/16/55	6 Month EURIBOR	2.986	665,044	372,840
EUR	1,391	11/18/55	2.928	6 Month EURIBOR	(1,008,210)	(1,008,210)
EUR	1,391	11/18/55	6 Month EURIBOR	2.928	1,008,210	595,774
EUR	1,391	11/19/55	2.891	6 Month EURIBOR	(988,158)	(988,158)
EUR	1,391	11/19/55	6 Month EURIBOR	2.891	988,159	568,473
EUR	2,449	11/20/55	2.903	6 Month EURIBOR	(1,750,846)	(1,750,846)
EUR	2,449	11/20/55	6 Month EURIBOR	2.903	1,750,846	1,005,432
EUR	597	11/25/55	2.900	6 Month EURIBOR	(425,930)	(425,930)
EUR	597	11/25/55	6 Month EURIBOR	2.900	425,930	244,752
GBP	50	02/17/44	3.340	6 Month GBP LIBOR	(20,015)	(20,015)
GBP	50	02/17/44	6 Month GBP LIBOR	3.3402	20,026	3,213
GBP	5,850	02/19/44	3.294	6 Month GBP LIBOR	(2,248,947)	(2,248,947)
GBP	2,925	02/19/44	6 Month GBP LIBOR	3.294	1,124,707	187,413
GBP	2,925	02/19/44	6 Month GBP LIBOR	3.294	1,124,708	(352,611)
JPY	1,250,000	11/28/24	0.950	6 Month JPY LIBOR	(464,360)	(464,360)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swaps agreements—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
JPY	92,900	01/16/25	1.015	6 Month JPY LIBOR	(38,548)	(38,548)
JPY	590,000	03/22/26	0.644	6 Month JPY LIBOR	6,293	6,293
USD	2,567	12/11/16	1.240	3 Month USD LIBOR	(8,703)	(8,703)
USD	6,506	12/14/16	1.273	3 Month USD LIBOR	(23,774)	(23,774)
USD	6,506	12/14/16	1.273	3 Month USD LIBOR	(23,774)	(23,774)
USD	13,012	12/16/16	1.228	3 Month USD LIBOR	(41,272)	(41,272)
USD	6,506	12/16/16	1.228	3 Month USD LIBOR	(20,636)	(20,636)
USD	6,506	12/17/16	1.225	3 Month USD LIBOR	(20,290)	(20,290)
USD	6,506	12/17/16	1.225	3 Month USD LIBOR	(20,290)	(20,290)
USD	6,506	12/18/16	1.185	3 Month USD LIBOR	(17,562)	(17,562)
USD	6,506	12/18/16	1.158	3 Month USD LIBOR	(15,783)	(15,783)
USD	6,506	12/21/16	1.205	3 Month USD LIBOR	(18,484)	(18,484)
USD	6,506	12/22/16	1.285	3 Month USD LIBOR	(23,510)	(23,510)
USD	6,415	12/23/16	1.300	3 Month USD LIBOR	(24,003)	(24,003)
USD	6,415	12/23/16	1.285	3 Month USD LIBOR	(23,049)	(23,049)
USD	12,830	12/24/16	1.330	3 Month USD LIBOR	(51,558)	(51,558)
USD	7,170	01/12/17	1.270	3 Month USD LIBOR	(21,727)	(21,727)
USD	7,170	01/12/17	1.245	3 Month USD LIBOR	(19,951)	(19,951)
USD	8,812	01/15/17	1.148	3 Month USD LIBOR	(15,366)	(15,366)
USD	16,188	01/19/17	1.076	3 Month USD LIBOR	(15,669)	(15,669)
USD	7,224	01/20/17	1.038	3 Month USD LIBOR	(4,089)	(4,089)
USD	7,224	01/22/17	1.042	3 Month USD LIBOR	(4,053)	(4,053)
USD	4,816	01/25/17	1.058	3 Month USD LIBOR	(3,156)	(3,156)
USD	4,816	01/26/17	1.125	3 Month USD LIBOR	(6,276)	(6,276)
USD	2,783	02/08/17	1.083	3 Month USD LIBOR	(1,711)	(1,711)
USD	13,010	02/22/17	1.37	3 Month USD LIBOR	(41,166)	(41,166)
USD	2,783	02/22/17	1.410	3 Month USD LIBOR	(9,907)	(9,907)
USD	10,408	02/23/17	1.308	3 Month USD LIBOR	(26,308)	(26,308)
USD	1,900	02/25/17	1.317	3 Month USD LIBOR	(4,891)	(4,891)
USD	2,270	02/25/17	1.325	3 Month USD LIBOR	(6,024)	(6,024)
USD	3,800	02/26/17	1.285	3 Month USD LIBOR	(8,499)	(8,499)
USD	3,800	03/02/17	1.262	3 Month USD LIBOR	(7,394)	(7,394)
USD	5,700	03/04/17	1.307	3 Month USD LIBOR	(13,366)	(13,366)
USD	7,600	03/07/17	1.348	3 Month USD LIBOR	(20,506)	(20,506)
USD	3,800	03/09/17	1.330	3 Month USD LIBOR	(9,420)	(9,420)
USD	3,800	03/10/17	1.411	3 Month USD LIBOR	(12,359)	(12,359)
USD	3,800	03/14/17	1.407	3 Month USD LIBOR	(11,932)	(11,932)
USD	5,930	03/16/17	1.352	3 Month USD LIBOR	(15,138)	(15,138)
USD	16,500	11/28/24	3.250	3 Month USD LIBOR	(1,896,447)	(1,896,447)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swaps agreements—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
USD	1,175	12/11/24	3 Month USD LIBOR	2.965	13,543	13,543
USD	2,989	12/12/24	3 Month USD LIBOR	2.976	35,874	35,874
USD	2,989	12/12/24	3 Month USD LIBOR	2.978	36,036	36,036
USD	5,978	12/16/24	3 Month USD LIBOR	2.875	45,249	45,249
USD	2,989	12/16/24	3 Month USD LIBOR	2.875	22,624	22,624
USD	2,989	12/17/24	3 Month USD LIBOR	2.860	20,646	20,646
USD	2,989	12/17/24	3 Month USD LIBOR	2.855	19,998	19,998
USD	2,989	12/18/24	3 Month USD LIBOR	2.780	10,245	10,245
USD	2,989	12/18/24	3 Month USD LIBOR	2.780	10,245	10,245
USD	2,989	12/19/24	3 Month USD LIBOR	2.785	10,859	10,859
USD	2,989	12/23/24	3 Month USD LIBOR	2.900	25,642	25,642
USD	3,023	12/23/24	3 Month USD LIBOR	2.920	28,555	28,555
USD	3,023	12/23/24	3 Month USD LIBOR	2.910	27,244	27,244
USD	6,046	12/24/24	3 Month USD LIBOR	2.880	46,555	46,555
USD	2,954	01/13/25	3 Month USD LIBOR	2.650	(7,253)	(7,253)
USD	2,954	01/13/25	3 Month USD LIBOR	2.665	(5,335)	(5,335)
USD	2,820	01/15/25	3 Month USD LIBOR	2.597	(13,491)	(13,491)
USD	780	01/16/25	3.391	3 Month USD LIBOR	(96,929)	(96,929)
USD	5,180	01/16/25	3 Month USD LIBOR	2.508	(44,800)	(44,800)
USD	3,126	01/21/25	3 Month USD LIBOR	2.491	(29,387)	(29,387)
USD	3,126	01/22/25	3 Month USD LIBOR	2.438	(36,559)	(36,559)
USD	2,084	01/23/25	3 Month USD LIBOR	2.481	(20,524)	(20,524)
USD	2,084	01/27/25	3 Month USD LIBOR	2.595	(10,320)	(10,320)
USD	1,122	02/06/25	3 Month USD LIBOR	2.435	(13,431)	(13,431)
USD	5,765	02/20/25	3 Month USD LIBOR	2.778	15,670	15,670
USD	1,122	02/20/25	3 Month USD LIBOR	2.800	4,115	4,115
USD	4,612	02/24/25	3 Month USD LIBOR	2.786	13,998	13,998
USD	1,098	02/25/25	3 Month USD LIBOR	2.759	2,020	2,020
USD	1,032	02/25/25	3 Month USD LIBOR	2.770	2,400	2,400
USD	2,196	02/26/25	3 Month USD LIBOR	2.730	1,293	1,293
USD	2,196	03/02/25	3 Month USD LIBOR	2.667	(4,692)	(4,692)
USD	3,294	03/04/25	3 Month USD LIBOR	2.687	8,480	8,480
USD	4,392	03/05/25	3 Month USD LIBOR	2.752	6,745	6,745
USD	2,196	03/10/25	3 Month USD LIBOR	2.911	18,300	18,300
USD	2,196	03/11/25	3 Month USD LIBOR	2.806	8,341	8,341
USD	2,196	03/13/25	3 Month USD LIBOR	2.785	6,335	6,335
USD	1,904	03/16/25	3 Month USD LIBOR	2.715	(324)	(324)
USD	3,000	03/21/26	2.355	3 Month USD LIBOR	(1,543)	(1,543)
USD	3,290	09/12/44	3.610	3 Month USD LIBOR	(147,203)	(147,203)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swaps agreements—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
USD	1,645	09/12/44	3.611	3 Month USD LIBOR	(73,690)	(73,690)
USD	1,645	09/12/44	3 Month USD LIBOR	3.611	73,690	16,405
USD	3,290	09/12/44	3 Month USD LIBOR	3.610	147,203	40,193
USD	1,645	09/15/44	3.604	3 Month USD LIBOR	(73,045)	(73,045)
USD	3,290	09/15/44	3.593	3 Month USD LIBOR	(144,110)	(144,110)
USD	1,645	09/15/44	3.588	3 Month USD LIBOR	(71,659)	(71,659)
USD	1,645	09/15/44	3 Month USD LIBOR	3.604	73,046	15,761
USD	1,645	09/15/44	3 Month USD LIBOR	3.588	71,659	17,332
USD	3,290	09/15/44	3 Month USD LIBOR	3.593	144,110	(2,709)
USD	1,645	09/18/44	3.635	3 Month USD LIBOR	(75,811)	(75,811)
USD	3,290	09/18/44	3.698	3 Month USD LIBOR	(162,628)	(162,628)
USD	1,645	09/18/44	3.693	3 Month USD LIBOR	(80,874)	(80,874)
USD	1,645	09/18/44	3.690	3 Month USD LIBOR	(80,654)	(80,654)
USD	3,290	09/18/44	3.715	3 Month USD LIBOR	(165,709)	(165,709)
USD	1,645	09/18/44	3.735	3 Month USD LIBOR	(84,615)	(84,615)
USD	3,290	09/18/44	3.736	3 Month USD LIBOR	(169,407)	(169,407)
USD	1,645	09/18/44	3 Month USD LIBOR	3.635	75,811	17,517
USD	1,645	09/18/44	3 Month USD LIBOR	3.693	80,874	21,399
USD	1,645	09/18/44	3 Month USD LIBOR	3.690	80,655	25,235
USD	1,645	09/19/44	3.755	3 Month USD LIBOR	(86,350)	(86,350)
USD	3,290	09/19/44	3.745	3 Month USD LIBOR	(170,852)	(170,852)
USD	8,225	09/22/44	3.736	3 Month USD LIBOR	(423,237)	(423,237)
USD	6,580	09/25/44	3.741	3 Month USD LIBOR	(340,569)	(340,569)
USD	3,290	09/25/44	3.645	3 Month USD LIBOR	(153,346)	(153,346)
USD	1,645	09/25/44	3.645	3 Month USD LIBOR	(76,673)	(76,673)
USD	3,290	09/25/44	3.650	3 Month USD LIBOR	(154,138)	(154,138)
USD	4,935	09/26/44	3.619	3 Month USD LIBOR	(223,141)	(223,141)
USD	4,935	09/29/44	3.632	3 Month USD LIBOR	(226,712)	(226,712)
USD	3,000	10/02/44	3.518	3 Month USD LIBOR	(119,379)	(119,379)
USD	3,000	10/02/44	3 Month USD LIBOR	3.518	119,380	(20,442)
USD	1,500	10/03/44	3 Month USD LIBOR	3.513	59,250	(45,916)
USD	1,500	10/03/44	3.555	3 Month USD LIBOR	(62,657)	(62,657)
USD	1,500	10/03/44	3.513	3 Month USD LIBOR	(59,250)	(59,250)
USD	1,500	10/03/44	3.570	3 Month USD LIBOR	(63,860)	(63,860)
USD	1,500	10/03/44	3 Month USD LIBOR	3.570	63,860	(9,616)
USD	1,500	10/03/44	3 Month USD LIBOR	3.555	62,657	(47,944)
USD	1,500	10/06/44	3 Month USD LIBOR	3.515	59,448	(38,602)
USD	1,500	10/06/44	3.508	3 Month USD LIBOR	(58,846)	(58,846)
USD	1,500	10/06/44	3.475	3 Month USD LIBOR	(56,241)	(56,241)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared interest rate swaps agreements—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio (%)[10]	Value ($)	Unrealized appreciation (depreciation) ($)
USD	1,500	10/06/44	3.515	3 Month USD LIBOR	(59,447)	(59,447)
USD	302	12/11/44	3.205	3 Month USD LIBOR	(10,341)	(10,341)
USD	786	12/12/44	3.200	3 Month USD LIBOR	(26,571)	(26,571)
USD	786	12/12/44	3.200	3 Month USD LIBOR	(26,571)	(26,571)
USD	1,572	12/17/44	3.122	3 Month USD LIBOR	(42,641)	(42,641)
USD	786	12/17/44	3.122	3 Month USD LIBOR	(21,320)	(21,320)
USD	786	12/17/44	3.085	3 Month USD LIBOR	(18,824)	(18,824)
USD	786	12/17/44	3.085	3 Month USD LIBOR	(18,824)	(18,824)
USD	786	12/18/44	2.990	3 Month USD LIBOR	(12,411)	(12,411)
USD	786	12/18/44	3.015	3 Month USD LIBOR	(14,097)	(14,097)
USD	786	12/19/44	3.000	3 Month USD LIBOR	(13,084)	(13,084)
USD	786	12/24/44	3.040	3 Month USD LIBOR	(15,799)	(15,799)
USD	714	12/24/44	3.070	3 Month USD LIBOR	(16,190)	(16,190)
USD	714	12/24/44	3.095	3 Month USD LIBOR	(17,721)	(17,721)
USD	1,428	12/24/44	3.040	3 Month USD LIBOR	(28,703)	(28,703)
USD	572	01/14/45	2.800	3 Month USD LIBOR	242	242
USD	572	01/14/45	2.815	3 Month USD LIBOR	(493)	(493)
USD	353	01/15/45	2.717	3 Month USD LIBOR	2,659	2,659
USD	647	01/16/45	2.648	3 Month USD LIBOR	8,687	8,687
USD	516	01/21/45	2.655	3 Month USD LIBOR	6,606	6,606
USD	516	01/22/45	2.599	3 Month USD LIBOR	9,094	9,094
USD	344	01/25/45	2.575	3 Month USD LIBOR	6,760	6,760
USD	344	01/28/45	2.703	3 Month USD LIBOR	2,987	2,987
USD	216	02/06/45	2.527	3 Month USD LIBOR	5,120	5,120
USD	1,173	02/20/45	2.820	3 Month USD LIBOR	(1,633)	(1,633)
USD	215	02/20/45	2.82	3 Month USD LIBOR	(299)	(299)
USD	333	02/25/45	2.827	3 Month USD LIBOR	(668)	(668)
USD	213	02/25/45	2.850	3 Month USD LIBOR	(845)	(845)
USD	938	02/25/45	2.889	3 Month USD LIBOR	(6,827)	(6,827)
USD	666	02/26/45	2.820	3 Month USD LIBOR	(938)	(938)
USD	999	03/04/45	2.776	3 Month USD LIBOR	2,344	2,344
USD	666	03/04/45	2.764	3 Month USD LIBOR	2,251	2,251
USD	1,332	03/05/45	2.836	3 Month USD LIBOR	(3,713)	(3,713)
USD	666	03/11/45	2.956	3 Month USD LIBOR	(8,672)	(8,672)
USD	666	03/11/45	2.863	3 Month USD LIBOR	(3,403)	(3,403)
USD	10,200	03/12/45	2.855	3 Month USD LIBOR	(47,395)	(47,395)
USD	666	03/13/45	2.830	3 Month USD LIBOR	(1,487)	(1,487)
USD	793	03/18/45	2.766	3 Month USD LIBOR	2,542	2,542

					(412,143)	(613,025)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared credit default swaps—buy protection11

Referenced obligations[12]	Notional amount (000)		Termination date	Payments made by the Portfolio[10] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized (depreciation) ($)
CDX North America High Yield Series 20 Index	USD	970	06/20/18	5.000	39,338	(87,966)	(48,628)
CDX North America High Yield Series 21 Index	USD	6,790	12/20/18	5.000	293,810	(607,445)	(313,635)
CDX North America High Yield Series 21 Index	USD	2,435	12/20/18	5.000	175,298	(217,812)	(42,514)
CDX North America High Yield Series 21 Index	USD	14,443	12/20/18	5.000	1,136,399	(1,292,121)	(155,722)
CDX North America High Yield Series 22 Index	USD	14,443	06/20/19	5.000	867,223	(1,317,147)	(449,924)
CDX North America High Yield Series 23 Index	USD	14,890	12/20/19	5.000	1,142,687	(1,299,612)	(156,925)
CDX North America High Yield Series 24 Index	USD	7,250	06/20/20	5.000	515,692	(557,984)	(42,292)
iTraxx Europe Crossover Series 21 Index	EUR	2,000	06/20/19	5.000	260,039	(296,201)	(36,162)
iTraxx Europe Crossover Series 22 Index	EUR	2,000	12/20/19	5.000	222,267	(230,799)	(8,532)
iTraxx Europe Crossover Series 23 Index	EUR	1,000	06/20/20	5.000	120,038	(126,588)	(6,550)
iTraxx Europe Crossover Series 23 Index	EUR	2,000	06/20/20	5.000	240,076	(253,176)	(13,100)

					5,012,867	(6,286,851)	(1,273,984)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Centrally cleared credit default swap agreements—sell protection13

Referenced obligations[12]	Notional amount (000)		Termination date	Payments received by the Portfolio[10] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)	Credit spread[14]
CDX North America High Yield Series 20 Index	USD	970	06/20/18	5.000	(31,323)	87,966	56,643	3.81
CDX North America High Yield Series 21 Index	USD	8,051	12/20/18	5.000	(238,584)	720,256	481,672	4.04
CDX North America High Yield Series 21 Index	USD	14,647	12/20/18	5.000	(473,093)	1,310,345	837,252	3.96
CDX North America High Yield Series 21 Index	USD	970	12/20/18	5.000	(32,601)	86,778	54,177	3.92
CDX North America High Yield Series 22 Index	USD	14,443	06/20/19	5.000	(1,062,738)	1,317,147	254,409	3.38
CDX North America High Yield Series 23 Index	USD	14,592	12/20/19	5.000	(826,145)	1,273,620	447,475	3.03
CDX North America High Yield Series 24 Index	USD	14,890	06/20/20	5.000	(1,023,364)	1,135,959	112,595	3.42
CDX North America High Yield Series 24 Index	USD	1,000	06/20/20	5.000	(74,920)	76,290	1,370	3.42
iTraxx Europe Crossover Series 21 Index	EUR	2,000	06/20/19	5.000	(204,578)	296,201	91,623	1.79
iTraxx Europe Crossover Series 22 Index	EUR	2,000	12/20/19	5.000	(168,799)	230,771	61,972	2.70
iTraxx Europe Crossover Series 23 Index	EUR	2,000	06/20/20	5.000	(235,658)	249,870	14,212	2.71
iTraxx Europe Crossover Series 23 Index	EUR	1,000	06/20/20	5.000	(121,376)	125,031	3,655	2.71

					$(4,493,179)	$6,910,234	$2,417,055

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	140,864,197	73,298,867	0	214,163,064
Investment companies	—	60,118,280	—	60,118,280
Rights	538	—	—	538
Corporate notes	—	21,789,581	—	21,789,581
Non-US government obligations	—	35,527,993	—	35,527,993
Time deposits	—	154,561,010	—	154,561,010
Short-term US government obligations	—	204,109,191	—	204,109,191
Repurchase agreement	—	81,377,000	—	81,377,000
Options purchased	2,944,265	1,645,783	—	4,590,048
Futures contracts	5,190,244	1,672,321	—	6,862,565
Forward foreign currency contracts	—	19,895,294	—	19,895,294
Swap agreements	—	33,826,809	—	33,826,809

Total	148,999,244	687,822,129	0	836,821,373

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

Fair valuation summary—(concluded)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Liabilities
Investments sold short	(28,519,627)	(8,793,637)	—	(37,313,264)
Written options	(2,808,631)	(439,416)	—	(3,248,047)
Foreign exchange written options	—	(745,981)	—	(745,981)
Futures contracts	(1,455,107)	(2,736,252)	—	(4,191,359)
Forward foreign currency contracts	—	(27,745,737)	—	(27,745,737)
Swap agreements	—	(33,604,950)	—	(33,604,950)

Total	(32,783,365)	(74,065,973)	—	(106,849,338)

At April 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2015:

	Common stocks ($)	Rights ($)	Total ($)
Beginning balance	0	0	0
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	0	0	0
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance	0	0	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2015, was $0.

Portfolio footnotes

*	Non-income producing security.
††	Amount represents less than 0.005%.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investments as of April 30, 2015.
4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically.
5	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2015, the value of these securities amounted to 2.23% of net assets.
6	Perpetual investment. Date shown reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Rates shown is the discount rate at date of purchase.
9	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2015 (unaudited)

10	Payments made/received are based on the notional amount.
11	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
12	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
13	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
14	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2015.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC	French Stock Market Index
CDO	Collateralized Debt Obligation
CDX	Compound Index
CLO	Collateralized Loan Obligation
COFI	Cost of Funds Index
DAX	German Stock Index
ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Finnish Real Estate Management Federation
FTSE	London Stock Exchange Index
FTSE MIB	Italian National Stock Exchange Index
FTSE/JSE	South Africa Stock Market Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
IBEX	Spanish Exchange Index
iTraxx	Credit default swap index products covering regions of Europe, Australia, Japan and non-Japan Asia
JGB	Japan Government Bond
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NATL-RE	National Reinsurance
NIKKEI	Tokyo Stock Exchange Index
OJSC	Open Joint Stock Company
OMX 30	Stockholm Stock Exchange
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SDR	Special Drawing Rights
S&P	Standard and Poor’s
S&P TSX	S&P/Toronto Stock Exchange Index
SCSDE	South Carolina School District Enhancement
SGX	Singapore Stock eXchange
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.
TOPIX	Tokyo Stock Price Index

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSCM	Goldman Sachs Capital Market
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC

SG	Societe Generale
SSC	State Street Bank and Trust Co.
WBC	Westpac Banking Corp.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in investments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: June 29, 2015